UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
9/30/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.3%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 1/2s, August 20, 2034	$3,252,744	$3,223,500
Government National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from June 15, 2030 to
March 15, 2032	53,296	55,753
7s, September 15, 2031	48,054	50,269
6 1/2s, with due dates from April 15, 2028 to
October 15, 2032	297,054	305,763
6s, April 15, 2028	158,252	160,193
		3,795,478

U.S. Government Agency Mortgage Obligations (20.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from January 1, 2030 to
July 1, 2031	370,793	384,503
7 1/2s, with due dates from October 1, 2014 to
October 1, 2015	56,798	59,204
7s, with due dates from November 1, 2026 to
July 1, 2032	2,523,569	2,596,699
5 1/2s, December 1, 2033	621,769	615,357
5 1/2s, October 1, 2018	499,019	499,916
5s, with due dates from May 1, 2018 to November 1, 2018	6,006,060	5,918,785
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from August 1, 2029 to
June 1, 2032	543,214	562,300
7s, with due dates from December 1, 2028 to
December 1, 2035	5,298,970	5,452,553
6 1/2s, October 1, 2034	33,564	34,246
6s, TBA, October 1, 2021	5,400,000	5,481,000
5 1/2s, June 1, 2036	8,047	7,928
5 1/2s, with due dates from June 1, 2014 to
December 1, 2020	3,906,648	3,913,575
5s, with due dates from March 1, 2021 to
October 1, 2035	322,911	311,192
5s, May 1, 2020	4,003	3,940
4 1/2s, with due dates from November 1, 2020 to
October 1, 2035	583,562	548,580
4 1/2s, TBA, October 1, 2021	3,200,000	3,086,500
4 1/2s, TBA, November 1, 2020	3,200,000	3,086,500
		32,562,778

		$36,358,256
Total U.S. government and agency mortgage obligations (cost $36,808,920)

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.7%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,662,280
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,284,074

		$11,946,354
Total U.S. government agency obligations (cost $11,557,516)

U.S. TREASURY OBLIGATIONS (15.2%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,700,413
6 1/4s, May 15, 2030	11,505,000	13,825,775
U.S. Treasury Notes 4 1/4s, August 15, 2013	4,307,000	4,216,822

		$23,743,010
Total U.S. treasury obligations (cost $22,394,301)

COLLATERALIZED MORTGAGE OBLIGATIONS (32.3%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$80,000	$81,591
Ser. 04-3, Class A5, 5.481s, 2039	30,000	30,347
Ser. 06-5, Class A4, 5.414s, 2016	95,000	95,332
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.962s, 2046	186,000	192,546
Ser. 04-LB2A, Class A4, 4.715s, 2039	1,151,000	1,105,314
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class XBI, IO (Interest only),

1.401s, 2046	1,432,146	68,027
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	110,399	323
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036	162,939	306
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	299,284	1,800
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	1,945,247	5,167
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	161,000	162,068
CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	40,000	40,184
Ser. 05-C4, Class A5, 5.104s, 2038	840,000	825,461
Fannie Mae
Ser. 03-W6, Class PT1, 9.721s, 2042	372,618	398,053
IFB Ser. 06-62, Class PS, 7.92s, 2036	260,399	288,825
IFB Ser. 06-76, Class QB, 7.62s, 2036	325,153	358,951
Ser. 05-W3, Class 1A, 7 1/2s, 2045	514,815	543,053
Ser. 04-W8, Class 3A, 7 1/2s, 2044	866,783	912,054
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	210,905	221,696
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	582,438	611,802
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	103,362	108,650
Ser. 03-W4, Class 4A, 7 1/2s, 2042	148,819	155,476
Ser. 02-T18, Class A4, 7 1/2s, 2042	131,789	138,097
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	755,735	791,735
Ser. 02-T16, Class A3, 7 1/2s, 2042	482,385	505,251
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	716,019	750,365
Ser. 02-W4, Class A5, 7 1/2s, 2042	773,295	808,640
Ser. 02-W1, Class 2A, 7 1/2s, 2042	18,518	19,283
Ser. 02-14, Class A2, 7 1/2s, 2042	70,783	73,957
Ser. 01-T10, Class A2, 7 1/2s, 2041	469,108	489,060
Ser. 02-T4, Class A3, 7 1/2s, 2041	140,718	146,755
Ser. 02-T6, Class A2, 7 1/2s, 2041	296,173	308,283
Ser. 01-T12, Class A2, 7 1/2s, 2041	191,478	199,598
Ser. 01-T8, Class A1, 7 1/2s, 2041	121,509	126,409
Ser. 01-T7, Class A1, 7 1/2s, 2041	319,173	331,504
Ser. 01-T3, Class A1, 7 1/2s, 2040	880	916
Ser. 99-T2, Class A1, 7 1/2s, 2039	74,434	78,193
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	260,031	271,653
Ser. 02-T1, Class A3, 7 1/2s, 2031	575,607	601,271
Ser. 00-T6, Class A1, 7 1/2s, 2030	264,845	276,499
Ser. 02-W7, Class A5, 7 1/2s, 2029	67,981	71,145
Ser. 02-W3, Class A5, 7 1/2s, 2028	272,163	284,369
IFB Ser. 06-63, Class SP, 7.32s, 2036	353,293	388,075
IFB Ser. 06-60, Class TK, 7.28s, 2036	105,984	111,437
Ser. 02-26, Class A1, 7s, 2048	340,351	351,558
Ser. 04-W12, Class 1A3, 7s, 2044	192,151	199,628
Ser. 04-T3, Class 1A3, 7s, 2044	395,772	410,873
Ser. 04-T2, Class 1A3, 7s, 2043	136,111	141,317
Ser. 03-W8, Class 2A, 7s, 2042	1,320,972	1,368,537
Ser. 03-W3, Class 1A2, 7s, 2042	129,890	134,431
Ser. 02-T16, Class A2, 7s, 2042	943,642	976,549
Ser. 02-T19, Class A2, 7s, 2042	614,394	636,178
Ser. 02-14, Class A1, 7s, 2042	480,192	495,429
Ser. 01-T10, Class A1, 7s, 2041	258,445	266,488
Ser. 02-T4, Class A2, 7s, 2041	604,452	623,293
Ser. 01-W3, Class A, 7s, 2041	113,459	117,390
Ser. 04-W1, Class 2A2, 7s, 2033	984,525	1,021,658
IFB Ser. 05-74, Class CS, 5.363s, 2035	369,945	372,299
IFB Ser. 05-74, Class CP, 5.207s, 2035	324,142	330,293
IFB Ser. 05-76, Class SA, 5.207s, 2034	230,155	230,725
IFB Ser. 06-27, Class SP, 5.023s, 2036	201,000	203,995
IFB Ser. 06-8, Class HP, 5.023s, 2036	252,373	254,408
IFB Ser. 06-8, Class WK, 5.023s, 2036	382,220	381,467
IFB Ser. 05-106, Class US, 5.023s, 2035	391,410	397,983
IFB Ser. 05-99, Class SA, 5.023s, 2035	193,971	193,923
Ser. 06-104, Class CS, 5s, 2036	161,000	163,732
IFB Ser. 05-114, Class SP, 4.923s, 2036	109,422	105,866
IFB Ser. 05-74, Class DM, 4.84s, 2035	378,599	378,498
IFB Ser. 06-60, Class CS, 4.547s, 2036	154,295	147,945
IFB Ser. 05-106, Class JC, 3.597s, 2035	207,262	188,815
IFB Ser. 05-83, Class QP, 3.536s, 2034	125,480	116,861
IFB Ser. 05-57, Class MN, 3.277s, 2035	278,041	266,443
IFB Ser. 06-90, Class SE, IO, 2.47s, 2036	127,987	11,569
IFB Ser. 03-66, Class SA, IO, 2.32s, 2033	356,535	27,409
IFB Ser. 03-48, Class S, IO, 2.22s, 2033	154,120	11,920
IFB Ser. 05-113, Class DI, IO, 1.9s, 2036	4,705,374	278,144
IFB Ser. 06-60, Class DI, IO, 1.74s, 2035	127,853	6,753
IFB Ser. 05-65, Class KI, IO, 1.67s, 2035	6,001,188	311,741
IFB Ser. 05-90, Class SP, IO, 1.42s, 2035	604,125	37,154
IFB Ser. 05-82, Class SY, IO, 1.4s, 2035	1,717,294	86,142
IFB Ser. 05-95, Class CI, IO, 1.37s, 2035	402,069	24,597
IFB Ser. 05-84, Class SG, IO, 1.37s, 2035	702,248	41,342
IFB Ser. 05-69, Class AS, IO, 1.37s, 2035	181,573	9,732
IFB Ser. 04-92, Class S, IO, 1.37s, 2034	564,205	32,530
IFB Ser. 05-104, Class SI, IO, 1.37s, 2033	939,057	55,536
IFB Ser. 05-83, Class QI, IO, 1.36s, 2035	103,370	7,067
IFB Ser. 05-92, Class SC, IO, 1.35s, 2035	948,225	55,406
IFB Ser. 05-83, Class SL, IO, 1.34s, 2035	1,845,418	91,040
IFB Ser. 06-20, Class IG, IO, 1.32s, 2036	2,327,247	100,965
IFB Ser. 06-44, Class IS, IO, 1.27s, 2036	268,333	13,873
IFB Ser. 06-45, Class SM, IO, 1.27s, 2036	558,311	24,845
IFB Ser. 06-20, Class IB, IO, 1.26s, 2036	997,517	41,738
IFB Ser. 06-85, Class TS, IO, 1.23s, 2036	510,539	21,736

IFB Ser. 06-61, Class SE, IO, 1.22s, 2036	443,739	19,414
IFB Ser. 03-124, Class ST, IO, 1.17s, 2034	243,944	10,520
IFB Ser. 03-112, Class SA, IO, 1.17s, 2028	342,015	10,363
Ser. 03-W10, Class 1A, IO, 1.041s, 2043	9,510,682	150,145
Ser. 03-W10, Class 3A, IO, 1.024s, 2043	11,380,807	202,129
Ser. 03-T2, Class 2, IO, 0.827s, 2042	5,807,045	118,910
IFB Ser. 05-67, Class BS, IO, 0.82s, 2035	474,479	13,855
IFB Ser. 05-74, Class SE, IO, 0.77s, 2035	2,188,515	61,941
IFB Ser. 05-82, Class SI, IO, 0.77s, 2035	1,544,430	46,816
IFB Ser. 05-74, Class NI, IO, 0 3/4s, 2035	1,752,132	76,284
IFB Ser. 05-87, Class SE, IO, 0.72s, 2035	3,559,449	99,170
Ser. 03-W6, Class 51, IO, 0.678s, 2042	1,774,785	29,471
IFB Ser. 04-54, Class SW, IO, 0.67s, 2033	213,993	6,198
Ser. 371, Class 1, PO (Principal Only), zero %, 2036	162,523	137,135
Ser. 05-113, Class DO, PO, zero %, 2036	723,079	581,839
Ser. 367, Class 1, PO, zero %, 2036	95,158	70,298
Ser. 363, Class 1, PO, zero %, 2035	3,282,784	2,425,464
Ser. 361, Class 1, PO, zero %, 2035	1,208,340	967,843
Ser. 04-38, Class AO, PO, zero %, 2034	228,267	165,315
Ser. 342, Class 1, PO, zero %, 2033	170,775	133,498
Ser. 02-82, Class TO, PO, zero %, 2032	490,840	394,053
Ser. 04-61, Class CO, PO, zero %, 2031	444,000	356,241
FRB Ser. 05-79, Class FE, zero %, 2035	80,181	83,136
FRB Ser. 05-45, Class FG, zero %, 2035	100,780	100,534
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	792,796	835,557
Ser. T-58, Class 4A, 7 1/2s, 2043	1,334,501	1,397,425
Ser. T-42, Class A5, 7 1/2s, 2042	186,544	194,707
Ser. T-41, Class 3A, 7 1/2s, 2032	50,025	52,183
Ser. T-60, Class 1A2, 7s, 2044	255,091	264,720
Ser. T-59, Class 1A2, 7s, 2043	555,128	577,206
Ser. T-55, Class 1A2, 7s, 2043	332,517	342,482
Freddie Mac
FRB Ser. 3030, Class CF, 22.306s, 2035	109,047	108,561
IFB Ser. 3012, Class GP, 2.582s, 2035	176,827	168,291
IFB Ser. 3202, Class PS, 7.26s, 2036	228,886	243,339
IFB Ser. 3153, Class SX, 6.6s, 2036	535,123	569,874
IFB Ser. 3081, Class DC, 5.175s, 2035	155,298	154,051
IFB Ser. 2996, Class SA, 5.143s, 2035	133,646	126,376
IFB Ser. 3114, Class GK, 5.08s, 2036	97,657	97,412
IFB Ser. 2979, Class AS, 4.73s, 2034	90,534	89,685
IFB Ser. 3153, Class UT, 4.473s, 2036	309,334	298,549
IFB Ser. 3065, Class DC, 3.87s, 2035	233,471	216,046
IFB Ser. 3050, Class SA, 3.55s, 2034	165,466	150,541
IFB Ser. 3031, Class BS, 3.4s, 2035	329,484	304,616
IFB Ser. 2594, Class SE, IO, 1.72s, 2030	448,793	22,081
IFB Ser. 2828, Class TI, IO, 1.72s, 2030	223,821	13,429
IFB Ser. 3033, Class SF, IO, 1.47s, 2035	337,505	13,500
IFB Ser. 3028, Class ES, IO, 1.42s, 2035	1,128,411	79,326
IFB Ser. 3042, Class SP, IO, 1.42s, 2035	250,750	15,973
IFB Ser. 3045, Class DI, IO, 1.4s, 2035	5,524,125	245,051
IFB Ser. 3136, Class NS, IO, 1.37s, 2036	417,645	24,714
IFB Ser. 3054, Class CS, IO, 1.37s, 2035	255,540	12,737
IFB Ser. 3107, Class DC, IO, 1.37s, 2035	557,535	38,500
IFB Ser. 3066, Class SI, IO, 1.37s, 2035	1,528,967	103,244
IFB Ser. 3031, Class BI, IO, 1.36s, 2035	219,851	15,674
IFB Ser. 3067, Class SI, IO, 1.32s, 2035	894,354	61,790
IFB Ser. 3114, Class TS, IO, 1.32s, 2030	1,645,773	74,040
IFB Ser. 3114, Class BI, IO, 1.32s, 2030	642,999	27,299
IFB Ser. 3128, Class JI, IO, 1.3s, 2036	411,000	25,415
IFB Ser. 3065, Class DI, IO, 1.29s, 2035	168,055	10,976
IFB Ser. 3145, Class GI, IO, 1.27s, 2036	330,537	21,540
IFB Ser. 3114, Class GI, IO, 1.27s, 2036	235,100	15,793
IFB Ser. 3174, Class BS, IO, 1.19s, 2036	290,116	11,542
IFB Ser. 3152, Class SY, IO, 1.15s, 2036	381,343	24,482
IFB Ser. 3081, Class DI, IO, 1.15s, 2035	207,191	11,426
IFB Ser. 3012, Class UI, IO, 1.09s, 2035	414,297	22,117
IFB Ser. 3016, Class SP, IO, 0.78s, 2035	218,945	6,503
IFB Ser. 3016, Class SQ, IO, 0.78s, 2035	502,377	15,925
IFB Ser. 2937, Class SY, IO, 0.77s, 2035	207,771	5,444
IFB Ser. 3012, Class IG, IO, 0 3/4s, 2035	1,529,194	67,878
IFB Ser. 2957, Class SW, IO, 0.67s, 2035	1,161,891	33,811
IFB Ser. 2815, Class S, IO, 0.67s, 2032	499,499	14,020
Ser. 236, PO, zero %, 2036	194,511	152,663
Ser. 3045, Class DO, PO, zero %, 2035	422,403	339,960
Ser. 231, PO, zero %, 2035	4,175,795	3,114,306
Ser. 228, PO, zero %, 2035	776,918	607,981
Ser. 3130, Class KO, PO, zero %, 2034	90,265	70,991
FRB Ser. 3022, Class TC, zero %, 2035	55,843	59,778
FRB Ser. 2958, Class FL, zero %, 2035	105,264	97,091
FRB Ser. 3046, Class WF, zero %, 2035	64,887	63,373
FRB Ser. 3024, Class CW, zero %, 2034	40,533	39,757
FRB Ser. 3046, Class UF, zero %, 2033	125,575	123,785
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	593,000	574,504
GMAC Commercial Mortgage Securities, Inc. Ser. 04-C2,
Class A4, 5.301s, 2038	70,000	69,822
Government National Mortgage Association
IFB Ser. 05-84, Class SB, 3.675s, 2035	119,862	111,050
IFB Ser. 05-68, Class DP, 3.59s, 2035	904,229	853,406

IFB Ser. 05-84, Class SL, 3.067s, 2035		603,929	551,247
IFB Ser. 05-66, Class SP, 3.067s, 2035		279,449	255,349
IFB Ser. 05-7, Class NP, 2.938s, 2033		92,523	87,335
IFB Ser. 06-26, Class S, IO, 1.17s, 2036		1,364,489	67,449
IFB Ser. 05-65, Class SI, IO, 1.02s, 2035		2,152,133	86,497
IFB Ser. 05-68, Class KI, IO, 0.97s, 2035		6,194,000	349,866
IFB Ser. 05-68, Class SI, IO, 0.97s, 2035		3,855,705	173,041
IFB Ser. 06-14, Class S, IO, 0.92s, 2036		526,543	19,429
IFB Ser. 05-51, Class SJ, IO, 0.87s, 2035		1,142,939	48,308
IFB Ser. 05-68, Class S, IO, 0.87s, 2035		2,240,490	92,057
IFB Ser. 05-60, Class SJ, IO, 0.45s, 2034		1,879,743	52,254
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038		405,000	406,373
Ser. 05-GG4, Class A4B, 4.732s, 2039		307,000	293,091
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045		107,000	108,355
Ser. 06-CB14, Class A4, 5.481s, 2044		434,000	439,156
Ser. 05-CB11, Class A4, 5.335s, 2037		608,000	612,180
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040		384,000	380,147
Ser. 04-C7, Class A6, 4.786s, 2029		163,000	157,116
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.82s, 2036		780,000	28,404
IFB Ser. 06-5, Class 1A3, IO, 0.07s, 2036		214,000	1,061
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042		373,000	363,461
Ser. 04-HQ4, Class A7, 4.97s, 2040		193,000	188,526
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045		797,000	801,232
Ser. 04-C15, Class A4, 4.803s, 2041		288,000	277,021

			$50,351,187
Total collateralized mortgage obligations (cost $48,976,032)

ASSET-BACKED SECURITIES (4.9%)(a)

		Principal amount	Value

Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.464s, 2034		$1,380,506	$6,384
Ser. 05-E, Class 2, IO, 0.306s, 2035		3,343,000	21,364
Countrywide Alternative Loan Trust IFB Ser. 06-26CB,
Class A2, IO, 0.47s, 2036		353,803	945
Countrywide Home Loans Ser. 06-0A5, Class X, IO,
1.543s, 2046		1,241,003	56,427
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.806s, 2035 (SN)		2,002,058	66,006
IFB Ser. 06-R1, Class AS, IO, 0.743s, 2036 (SN)		11,316,748	356,201
IFB Ser. 05-R3, Class AS, IO, 0.707s, 2035 (SN)		406,112	11,225
IFB Ser. 05-R2, Class 1AS, IO, 0.415s, 2035 (SN)		5,362,534	175,574
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035		117,267	125,051
Ser. 05-RP3, Class 1A3, 8s, 2035		369,541	390,506
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035		306,588	320,094
GSMPS Mortgage Loan Trust 144A IFB Ser. 05-RP1,
Class 1AS, IO, 0.857s, 2035 (SN)		432,566	13,613
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.863s, 2035		228,331	225,536
Ser. 04-12, Class 2A2, 3.554s, 2034		135,470	133,704
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		267,711	5,970
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		716,541	2,006
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.398s, 2035		597,855	597,351
Provident Funding Mortgage Loan Trust Ser. 05-2,
Class 1A1A, 4.394s, 2035		73,261	72,958
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5 1/2s, 2036		509,000	509,000
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.22s, 2036		110,134	1,325
Residential Funding Mortgage Ser. 04-S5, Class 2A1,
4 1/2s, 2019		436,289	411,507
Residential Funding Mortgage Securities I Ser.
05-SA2, Class 1A, 4.689s, 2035		37,273	37,015
Structured Adjustable Rate Mortgage Loan Trust
Ser. 05-18, Class 6A1, 5.303s, 2035		325,361	324,297
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.424s, 2037		424,000	424,000
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.099s, 2036		400,194	397,913
Ser. 05-AR2, Class 2A1, 4.546s, 2035		186,179	183,163
Ser. 05-AR9, Class 1A2, 4.353s, 2035		415,881	407,735
Ser. 04-R, Class 2A1, 4.353s, 2034		191,260	187,683
Ser. 05-AR12, Class 2A5, 4.319s, 2035		2,092,000	2,047,936
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035		4,729,000	59,328

			$7,571,817
Total asset-backed securities (cost $7,558,463)

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)

	Expiration	Contract amount	Value
	date/strike price

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/5.28	$7,841,000	$148,575

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/5.28	7,841,000	79,363

Option on an interest rate swap with Lehman Brothers for the right to receive a fixed rate swap of 5.19% semi-annually versus
the three month USD-LIBOR-BBA maturing December 12, 2017.	Dec-07/5.19	18,099,000	462,122

Option on an interest rate swap with Lehman Brothers for the right to pay a fixed rate swap of 5.19% semi-annually versus the
three month USD-LIBOR-BBA maturing December 12, 2017.	Dec-07/5.19	18,099,000	452,059

			$1,142,119
Total purchased options outstanding (cost $1,774,604)

SHORT-TERM INVESTMENTS (23.0%)(a)

		Principal amount	Value

Interest in $258,000,000 joint tri-party repurchase
agreement dated September 29, 2006 with UBS
Securities, LLC due October 2, 2006 with respect to
various U.S. Government obligations -- maturity value
of $15,806,955 for an effective yield of 5.35%
(collateralized by various asset-backed securities
with coupon rates ranging from zero % to 15.00% and
due dates ranging from August 25, 2011 to
July 12, 2046 valued at $263,162,125)		$15,600,000	$15,600,000
U.S. Treasury Bills, for an effective yield of 4.81%,
November 30, 2006 (SEG)		260,000	257,937
Federal Home Loan Banks, for an effective yield of
5.19%, October 13, 2006		20,000,000	19,965,567

			$35,823,504
Total short-term investments (cost $35,823,504)

TOTAL INVESTMENTS

			$166,936,247
Total investments (cost $164,893,340) (b)

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	151	$35,941,775	Dec-07	$19,472
Euro-Dollar 90 day (Long)	137	32,477,563	Mar-07	(12,935)
Euro-Dollar 90 day (Long)	16	3,805,000	Sep-07	6,156
Euro-Dollar 90 day (Long)	16	3,799,400	Jun-07	5,156
Euro-Dollar 90 day (Long)	16	3,786,600	Dec-06	2,156
U.S. Treasury Note 2 yr (Short)	593	121,268,500	Dec-06	(111,862)
U.S. Treasury Note 5 yr (Short)	549	57,928,078	Dec-06	(310,329)
U.S. Treasury Note 10 yr (Long)	815	88,070,938	Dec-06	847,529
U.S. Treasury Bond 20 yr (Long)	15	1,686,094	Dec-06	(6,340)

Total				$439,003

WRITTEN OPTIONS OUTSTANDING at 9/30/06 (premiums received $1,774,924) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$7,330,000	Jul-07/4.55	$34,497
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate swap of 5.085% semi-annually versus the
three month USD-LIBOR-BBA maturing February 1, 2017.	16,667,000	Jan-07/5.085	258,089
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate swap of 5.085% semi-annually versus the three
month USD-LIBOR-BBA maturing February 1, 2017.	16,667,000	Jan-07/5.085	158,920
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	3,058,000	Mar-08/5.225	88,043
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	1,733,000	May-08/5.7	87,863
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	3,058,000	Mar-08/5.225	81,505
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	1,733,000	May-08/5.7	27,381
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	7,330,000	Jul-07/4.55	373,157

Total			$1,109,455

TBA SALE COMMITMENTS OUTSTANDING at 9/30/06 (proceeds receivable $3,085,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value
FNMA, 4 1/2s, October 1, 2021	$3,200,000	10/17/06	$3,085,875

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$160,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(7,180)
104,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	99
180,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(8,300)
9,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	38,170
26,000,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	498,183
7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	323,801
Citibank, N.A.
11,500,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(128,458)
30,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(859)
41,900,000	4/6/09	3 month USD-LIBOR-BBA	5.264%	707,933
Credit Suisse International
158,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	738
362,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	1,053
Goldman Sachs Capital Markets, L.P.
110,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(2,857)
JPMorgan Chase Bank, N.A.
8,200,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	51,587
9,100,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	243,092
16,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	69,458
996,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(34,877)
108,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(1,001)
7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	119,832
15,406,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(218,285)
Lehman Brothers International (Europe)
18,629,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(567,239)
6,175,000	8/3/11	3 month USD-LIBOR-BBA	5.445%	95,477
Lehman Brothers Special Financing, Inc.
1,470,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	5,008
8,040,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(97,124)
23,609,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	110,246

Total				$1,198,497

NOTES

(a) Percentages indicated are based on net assets of $155,955,867.

(b) The aggregate identified cost on a tax basis is $165,214,299, resulting in gross unrealized appreciation and depreciation of $4,125,683 and $2,403,735, respectively, or net unrealized appreciation of $1,721,948.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $717,867. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of September 30, 2006, the aggregate values of these securities totaled $622,619. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

At September 30, 2006, liquid assets totaling $8,698,560 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at September 30, 2006

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2006.

Security Valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Appreciation Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Digitas, Inc. (NON)	2,450	$23,569

Airlines (1.3%)
Alaska Air Group, Inc. (NON)	1,006	38,268
Continental Airlines, Inc. Class B (NON)	1,403	39,719
ExpressJet Holdings, Inc. (NON)	22,255	147,106
JetBlue Airways Corp. (NON) (S)	47,720	442,364
		667,457

Automotive (2.2%)
Group 1 Automotive, Inc.	160	7,984
Harley-Davidson, Inc.	12,479	783,057
Tenneco Automotive, Inc. (NON)	12,811	299,649
		1,090,690

Banking (7.6%)
Bank of America Corp.	16,670	893,012
Bankunited Financial Corp. Class A	700	18,249
Center Financial Corp.	176	4,185
City Holding Co.	438	17,463
Commerce Bancorp, Inc. (S)	39,820	1,461,792
Corus Bankshares, Inc. (S)	11,550	258,258
FirstFed Financial Corp. (NON) (S)	6,130	347,694
Lakeland Financial Corp.	200	4,702
Provident Financial Holdings, Inc.	153	4,611
Republic Bancorp, Inc. Class A	150	3,173
Southwest Bancorp, Inc.	304	7,849
U.S. Bancorp	22,490	747,118
		3,768,106

Biotechnology (0.6%)
Albany Molecular Research, Inc. (NON)	2,249	21,051
Applera Corp.- Applied Biosystems Group	6,310	208,924
Connetics Corp. (NON)	800	8,720
Diversa Corp. (NON)	1,353	10,851
Savient Pharmaceuticals, Inc. (NON)	5,110	33,266
		282,812

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A	3,681	28,896

Building Materials (0.8%)
Sherwin-Williams Co. (The)	7,500	418,350

Chemicals (1.1%)
FMC Corp.	974	62,404
Georgia Gulf Corp. (S)	13,479	369,594
NewMarket Corp.	1,705	99,163
PolyOne Corp. (NON)	670	5,581
PW Eagle, Inc. (S)	708	21,247
		557,989

Commercial and Consumer Services (0.7%)
CBIZ, Inc. (NON)	854	6,234
Chemed Corp.	1,951	62,939
Consolidated Graphics, Inc. (NON)	904	54,394
Escala Group, Inc. (NON) (S)	475	2,584
infoUSA, Inc.	1,430	11,869
Jackson Hewitt Tax Service, Inc.	1,069	32,081
Spherion Corp. (NON)	1,893	13,535
Startek, Inc.	393	4,901
Tech Data Corp. (NON)	3,767	137,609
		326,146

Communications Equipment (1.7%)
Cisco Systems, Inc. (NON)	34,631	796,513
Tekelec (NON)	1,936	25,091
		821,604

Computers (6.9%)
Adaptec, Inc. (NON)	2,670	11,775

Apple Computer, Inc. (NON) (S)	14,040	1,081,501
Brocade Communications Systems, Inc. (NON)	63,595	448,981
Catapult Communications Corp. (NON)	855	7,148
Checkpoint Systems, Inc. (NON)	1,504	24,831
Dell, Inc. (NON) (S)	51,000	1,164,840
Emulex Corp. (NON)	24,749	449,689
Kronos, Inc. (NON)	679	23,147
Magma Design Automation, Inc. (NON)	1,101	10,019
Micros Systems, Inc. (NON)	1,455	71,179
MTS Systems Corp.	479	15,491
SPSS, Inc. (NON)	788	19,645
Trident Microsystems, Inc. (NON)	3,359	78,130
		3,406,376

Construction (--%)
Builders FirstSource, Inc. (NON)	817	12,443

Consumer Cyclicals (0.5%)
CSS Industries, Inc.	285	8,470
Hooker Furniture Corp.	815	11,948
Yankee Candle Co., Inc. (The)	7,737	226,462
		246,880

Consumer Finance (7.2%)
Accredited Home Lenders Holding Co. (NON)	2,949	105,987
AmeriCredit Corp. (NON) (S)	1,457	36,410
Asta Funding, Inc. (S)	1,121	42,026
Capital One Financial Corp.	25,580	2,012,123
Countrywide Financial Corp.	38,501	1,349,075
World Acceptance Corp. (NON)	861	37,867
		3,583,488

Consumer Goods (0.4%)
Blyth Industries, Inc.	2,305	56,081
Chattem, Inc. (NON)	4,276	150,173
		206,254

Consumer Services (0.3%)
Alderwoods Group, Inc. (Canada) (NON)	2,261	44,836
Labor Ready, Inc. (NON)	5,286	84,206
		129,042

Distribution (--%)
BlueLinx Holdings, Inc.	559	5,322

Electric Utilities (--%)
Alliant Energy Corp.	219	7,825
Puget Energy, Inc.	161	3,660
		11,485

Electrical Equipment (0.1%)
Insteel Industries, Inc.	2,272	45,145

Electronics (0.6%)
Ansoft Corp. (NON)	764	19,031
Greatbatch, Inc. (NON)	1,178	26,646
LSI Logic Corp. (NON)	2,366	19,449
Methode Electronics, Inc. Class A	1,427	13,571
Omnivision Technologies, Inc. (NON) (S)	7,765	110,807
Stoneridge, Inc. (NON)	865	6,159
TriQuint Semiconductor, Inc. (NON)	8,800	45,760
TTM Technologies, Inc. (NON)	2,342	27,401
Zoran Corp. (NON)	1,616	25,985
		294,809

Energy (0.8%)
Lone Star Technologies, Inc. (NON)	1,975	95,551
Parker Drilling Co. (NON)	39,751	281,437
		376,988

Financial (6.1%)
Asset Acceptance Capital Corp. (NON)	622	10,108
Citigroup, Inc.	24,130	1,198,537
Freddie Mac	15,260	1,012,196
Independent Bank Corp.	568	13,791
MGIC Investment Corp.	7,170	429,985
Radian Group, Inc. (S)	5,726	343,560
		3,008,177

Food (--%)

American Italian Pasta Co. Class A (S)	940	7,313

Forest Products and Packaging (0.4%)
Albany International Corp.	866	27,556
Graphic Packaging Corp. (NON)	1,002	3,667
Louisiana-Pacific Corp.	4,275	80,242
Universal Forest Products, Inc.	2,203	108,057
		219,522

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	1,080	13,122

Health Care Services (5.2%)
Aetna, Inc.	17,990	711,505
American Dental Partners, Inc. (NON)	265	4,383
AMICAS, Inc. (NON)	2,396	7,140
Express Scripts, Inc. (NON)	5,190	391,793
Lincare Holdings, Inc. (NON)	4,331	150,026
Manor Care, Inc.	1,173	61,324
Odyssey Healthcare, Inc. (NON)	1,077	15,272
Sierra Health Services, Inc. (NON)	1,254	47,451
UnitedHealth Group, Inc.	23,710	1,166,532
		2,555,426

Homebuilding (1.8%)
NVR, Inc. (NON)	1,630	872,050

Household Furniture and Appliances (0.2%)
American Woodmark Corp. (S)	1,341	45,178
Conn's, Inc. (NON)	290	6,052
Kimball International, Inc. Class B	1,039	20,053
Select Comfort Corp. (NON) (S)	649	14,200
		85,483

Insurance (5.7%)
American Physicians Capital, Inc. (NON)	498	24,093
AmerUs Group Co.	5,773	392,622
CNA Surety Corp. (NON)	922	18,624
Commerce Group, Inc.	2,528	75,966
Delphi Financial Group Class A	1,813	72,302
Direct General Corp.	631	8,493
Everest Re Group, Ltd. (Barbados)	9,590	935,313
FBL Financial Group, Inc. Class A	90	3,012
FPIC Insurance Group, Inc. (NON)	167	6,615
Harleysville Group, Inc.	358	12,526
HCC Insurance Holdings, Inc.	11,112	365,363
Hilb, Rogal & Hamilton Co.	791	33,736
Infinity Property & Casualty Corp.	892	36,688
Midland Co. (The)	267	11,566
National Interstate Corp.	231	5,683
Odyssey Re Holdings Corp.	834	28,173
Presidential Life Corp.	777	17,381
Safety Insurance Group, Inc.	440	21,410
Selective Insurance Group	1,523	80,125
Stancorp Financial Group	1,566	69,891
Triad Guaranty, Inc. (NON)	1,111	56,850
W.R. Berkley Corp.	11,017	389,892
Zenith National Insurance Corp.	3,904	155,731
		2,822,055

Investment Banking/Brokerage (3.9%)
Bear Stearns Cos., Inc. (The) (S)	7,360	1,031,136
Eaton Vance Corp.	3,425	98,846
Franklin Resources, Inc.	7,120	752,940
IndyMac Bancorp, Inc.	1,640	67,502
		1,950,424

Lodging/Tourism (1.9%)
Las Vegas Sands Corp. (NON)	8,840	604,214
Royal Caribbean Cruises, Ltd.	8,630	334,930
		939,144

Machinery (2.4%)
Applied Industrial Technologies, Inc.	1,176	28,694
Cascade Corp.	2,946	134,485
Caterpillar, Inc.	13,920	915,936
Manitowoc Co., Inc. (The)	1,386	62,079
Regal-Beloit Corp.	680	29,580
Wabtec Corp.	573	15,545
		1,186,319

Manufacturing (0.3%)

Graco, Inc.	313	12,226
Teleflex, Inc.	2,550	141,882
		154,108

Medical Technology (1.1%)
Bausch & Lomb, Inc.	570	28,574
Boston Scientific Corp. (NON)	18,980	280,714
Hillenbrand Industries, Inc.	1,070	60,969
Immucor, Inc. (NON)	5,406	121,148
Medical Action Industries, Inc. (NON)	212	5,701
Respironics, Inc. (NON)	1,020	39,382
		536,488

Metals (2.2%)
A.M. Castle & Co.	1,056	28,343
AK Steel Holding Corp. (NON)	8,829	107,184
NS Group, Inc. (NON)	112	7,230
Quanex Corp. (S)	7,843	238,035
Shiloh Industries, Inc. (NON)	288	3,882
Steel Dynamics, Inc.	6,973	351,788
United States Steel Corp.	5,860	338,005

		1,074,467

Natural Gas Utilities (--%)
Energen Corp.	75	3,140

Office Equipment & Supplies (0.1%)
Steelcase, Inc.	2,641	41,437

Oil & Gas (5.4%)
Cabot Oil & Gas Corp. Class A	199	9,538
Callon Petroleum Co. (NON)	1,115	15,119
EOG Resources, Inc.	8,310	540,566
Giant Industries, Inc. (NON)	4,482	363,938
Harvest Natural Resources, Inc. (NON)	4,089	42,321
Hess Corp.	10,160	420,827
Meridian Resource Corp. (NON)	1,764	5,398
Occidental Petroleum Corp.	14,382	691,918
St. Mary Land & Exploration Co.	480	17,621
Todco Class A (NON)	8,069	279,187
XTO Energy, Inc.	7,350	309,656
		2,696,089

Other (0.7%)
iShares Russell 2000 Index Fund	1,110	79,920
iShares Russell 2000 Value Index Fund	170	23,142
iShares Russell Midcap Growth Index Fund	160	15,440
S&P Midcap 400 Depository Receipts (MidCap SPDR Trust
Series 1)	190	26,201
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	1,370	183,005
		327,708

Pharmaceuticals (2.2%)
Alpharma, Inc. Class A	6,739	157,625
Endo Pharmaceuticals Holdings, Inc. (NON)	1,720	55,986
Enzon, Inc. (NON)	1,486	12,260
King Pharmaceuticals, Inc. (NON)	14,999	255,433
Medicis Pharmaceutical Corp. Class A	1,703	55,092
Mylan Laboratories, Inc.	6,079	122,370
Sciele Pharma, Inc. (NON)	813	15,317
Watson Pharmaceuticals, Inc. (NON)	15,893	415,920
		1,090,003

Power Producers (0.5%)
AES Corp. (The) (NON)	12,870	262,419

Publishing (--%)
Journal Register Co.	1,790	10,149

Real Estate (2.9%)
Anthracite Capital, Inc. (R)	3,980	51,183
CBL & Associates Properties (R)	8,407	352,337
Equity Inns, Inc. (R)	11,976	190,658
FelCor Lodging Trust, Inc. (R) (S)	5,939	119,077
First Industrial Realty Trust (R) (S)	1,293	56,892
Highland Hospitality Corp. (R)	5,705	81,753
Hospitality Properties Trust (R)	3,436	162,179
Innkeepers USA Trust (R)	1,169	19,043
LTC Properties, Inc. (R)	1,701	41,249
Medical Properties Trust, Inc. (R)	1,624	21,745
National Health Investors, Inc. (R)	4,338	122,896
National Retail Properties, Inc. (R) (S)	1,699	36,698

Nationwide Health Properties, Inc. (R)	1,852	49,522
NorthStar Realty Finance Corp. (R)	2,730	34,671
Omega Healthcare Investors, Inc. (R)	3,207	48,137
RAIT Investment Trust (R)	1,239	35,745
		1,423,785

Regional Bells (--%)
Cincinnati Bell, Inc. (NON)	3,500	16,870

Restaurants (0.4%)
Denny's Corp. (NON)	1,974	6,731
Domino's Pizza, Inc.	6,397	164,083
Luby's, Inc. (NON)	1,156	11,410
		182,224

Retail (8.5%)
Bed Bath & Beyond, Inc. (NON)	10,680	408,617
Best Buy Co., Inc.	6,440	344,926
Blair Corp.	83	2,141
Books-A-Million, Inc.	1,110	19,814
Brown Shoe Co., Inc.	727	26,056
Buckle, Inc. (The)	862	32,704
Cato Corp. (The) Class A	6,905	151,289
CSK Auto Corp. (NON)	2,854	40,241
Dollar Tree Stores, Inc. (NON)	1,652	51,146
Home Depot, Inc. (The)	31,080	1,127,272
Ingles Markets, Inc. Class A	337	8,890
Payless ShoeSource, Inc. (NON)	6,257	155,799
Rent-A-Center, Inc. (NON)	10,452	306,139
Retail Ventures, Inc. (NON)	1,114	17,167
Systemax, Inc. (NON)	944	15,123
Timberland Co. (The) Class A (NON)	5,638	162,205
Toro Co. (The)	5,552	234,128
Tween Brands, Inc. (NON)	855	32,148
Wal-Mart Stores, Inc.	14,990	739,307
Wolverine World Wide, Inc.	11,864	335,870
		4,210,982

Schools (0.5%)
Career Education Corp. (NON)	11,961	269,123

Semiconductor (0.7%)
Advanced Energy Industries, Inc. (NON)	683	11,638
Applied Materials, Inc.	19,720	349,636
		361,274

Shipping (0.1%)
ABX Air, Inc. (NON)	699	3,928
Arkansas Best Corp.	1,117	48,065
		51,993

Software (6.2%)
Aspen Technology, Inc. (NON)	2,392	26,121
BMC Software, Inc. (NON)	18,571	505,503
Citrix Systems, Inc. (NON)	4,405	159,505
Hyperion Solutions Corp. (NON)	9,807	338,145
Microsoft Corp.	34,090	931,680
MicroStrategy, Inc. (NON)	4,132	420,762
Oracle Corp. (NON)	31,170	552,956
SYNNEX Corp. (NON)	1,111	25,564
Websense, Inc. (NON)	4,100	88,601
		3,048,837

Staffing (0.1%)
Hewitt Associates, Inc. Class A (NON)	1,437	34,862

Technology (0.7%)
Amkor Technologies, Inc. (NON)	1,287	6,641
Dun & Bradstreet Corp. (The) (NON)	4,500	337,455
		344,096

Technology Services (2.7%)
Acxiom Corp.	8,641	213,087
BISYS Group, Inc. (The) (NON)	1,890	20,525
eBay, Inc. (NON)	12,970	367,829
Google, Inc. Class A (NON)	1,130	454,147
Sohu.com, Inc. (China) (NON)	961	21,161
SonicWall, Inc. (NON)	2,716	29,659
Tyler Technologies, Inc. (NON)	2,193	28,355
United Online, Inc.	17,098	208,254
		1,343,017

Telecommunications (1.7%)
ADTRAN, Inc.	2,600	61,984
Brightpoint, Inc. (NON)	297	4,223
Broadwing Corp. (NON) (S)	597	7,534
CenturyTel, Inc.	7,211	286,060
j2 Global Communications, Inc. (NON)	2,082	56,568
Sprint Nextel Corp.	19,350	331,853
USA Mobility, Inc.	1,385	31,633
UTStarcom, Inc. (NON) (S)	6,206	55,047
		834,902

Textiles (0.6%)
Columbia Sportswear Co. (NON) (S)	3,581	199,927
Jones Apparel Group, Inc.	775	25,141
Kellwood Co.	2,685	77,409
		302,477

Tobacco (--%)
Alliance One International, Inc. (NON)	1,580	6,478

Toys (0.8%)
Hasbro, Inc.	18,501	420,898

Transportation Services (0.1%)
HUB Group, Inc. Class A (NON)	1,514	34,489

Trucks & Parts (0.8%)
Autoliv, Inc. (Sweden)	7,219	397,839
Noble International, Ltd.	693	8,669
		406,508

Waste Management (--%)
Darling International, Inc. (NON)	1,249	5,233

Total common stocks (cost $44,721,976)		$49,456,942

SHORT-TERM INVESTMENTS (9.3%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)	$4,422,195	$4,411,402
Putnam Prime Money Market Fund (e)	220,104	220,104

Total short-term investments (cost $4,631,506)		$4,631,506

TOTAL INVESTMENTS

Total investments (cost $49,353,482) (b)		$54,088,448

NOTES

(a) Percentages indicated are based on net assets of $49,568,593.

(b) The aggregate identified cost on a tax basis is $49,411,593, resulting in gross unrealized appreciation and depreciation of $7,108,798 and $2,431,944, respectively, or net unrealized appreciation of $4,676,855.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $4,243,250. The fund received cash collateral of $4,411,402 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $16,337 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $8,834,284 and $8,751,234, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (99.3%)(a)

	Shares	Value

Advertising and Marketing Services (0.1%)
Digitas, Inc. (NON)	5,158	$49,620

Airlines (1.2%)
Alaska Air Group, Inc. (NON)	2,255	85,780
Continental Airlines, Inc. Class B (NON)	3,146	89,063
ExpressJet Holdings, Inc. (NON)	49,893	329,793
		504,636

Automotive (1.6%)
Group 1 Automotive, Inc.	352	17,565
Tenneco Automotive, Inc. (NON)	28,978	677,795
		695,360

Banking (3.2%)
Bankunited Financial Corp. Class A	1,527	39,809
Center Financial Corp.	259	6,159
City Holding Co.	644	25,676
Corus Bankshares, Inc.	24,408	545,763
FirstFed Financial Corp. (NON)	13,179	747,513
Lakeland Financial Corp.	200	4,702
Provident Financial Holdings, Inc.	225	6,782
Republic Bancorp, Inc. Class A	220	4,653
Southwest Bancorp, Inc.	449	11,593
		1,392,650

Biotechnology (1.4%)
Albany Molecular Research, Inc. (NON)	4,264	39,911
Applera Corp.- Applied Biosystems Group	14,553	481,850
Connetics Corp. (NON)	1,109	12,088
Diversa Corp. (NON)	1,993	15,984
Savient Pharmaceuticals, Inc. (NON)	8,450	55,010
		604,843

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	8,251	64,770

Chemicals (2.7%)
FMC Corp.	2,095	134,227
Georgia Gulf Corp.	28,234	774,176
NewMarket Corp.	3,821	222,229
PolyOne Corp. (NON)	1,462	12,178
PW Eagle, Inc.	1,522	45,675
		1,188,485

Commercial and Consumer Services (1.6%)
CBIZ, Inc. (NON)	1,749	12,768
Chemed Corp.	4,195	135,331
Consolidated Graphics, Inc. (NON)	1,877	112,939
Escala Group, Inc. (NON)	786	4,276
infoUSA, Inc.	3,097	25,705
Jackson Hewitt Tax Service, Inc.	2,332	69,983
Spherion Corp. (NON)	4,070	29,101
Startek, Inc.	881	10,986
Tech Data Corp. (NON)	8,099	295,856
		696,945

Communications Equipment (0.1%)
Tekelec (NON)	3,947	51,153

Computers (5.6%)
Adaptec, Inc. (NON)	5,531	24,392
Brocade Communications Systems, Inc. (NON)	139,887	987,602
Catapult Communications Corp. (NON)	1,259	10,525
Checkpoint Systems, Inc. (NON)	2,985	49,282
Emulex Corp. (NON)	50,732	921,800
Kronos, Inc. (NON)	1,461	49,805
Magma Design Automation, Inc. (NON)	1,821	16,571
Micros Systems, Inc. (NON)	3,129	153,071
MTS Systems Corp.	705	22,800
SPSS, Inc. (NON)	1,161	28,944
Trident Microsystems, Inc. (NON)	7,532	175,194
		2,439,986

Construction (0.1%)
Builders FirstSource, Inc. (NON)	1,694	25,800

Consumer Cyclicals (1.1%)
CSS Industries, Inc.	419	12,453
Hooker Furniture Corp.	100	1,466
Yankee Candle Co., Inc. (The)	15,659	458,339
		472,258

Consumer Finance (1.9%)
Accredited Home Lenders Holding Co. (NON)	6,611	237,599
AmeriCredit Corp. (NON)	3,133	78,294
Asta Funding, Inc.	2,285	85,665
CompuCredit Corp. (NON)	11,467	346,418
World Acceptance Corp. (NON)	1,269	55,811
		803,787

Consumer Goods (1.1%)
Blyth Industries, Inc.	4,810	117,027
Chattem, Inc. (NON)	9,707	340,910
		457,937

Consumer Services (0.6%)
Alderwoods Group, Inc. (Canada) (NON)	4,063	80,569
Labor Ready, Inc. (NON)	11,364	181,029
		261,598

Distribution (--%)
BlueLinx Holdings, Inc.	1,158	11,024
Huttig Building Products, Inc. (NON)	995	5,502
		16,526

Electric Utilities (--%)
Alliant Energy Corp.	322	11,505
Puget Energy, Inc.	238	5,410
		16,915

Electrical Equipment (0.2%)
Insteel Industries, Inc.	4,885	97,065

Electronics (1.5%)
Analogic Corp.	1,185	60,814
Ansoft Corp. (NON)	1,126	28,049
Greatbatch, Inc. (NON)	2,422	54,786
LSI Logic Corp. (NON)	5,088	41,823
Methode Electronics, Inc. Class A	2,102	19,990
Omnivision Technologies, Inc. (NON)	16,694	238,223
Stoneridge, Inc. (NON)	1,274	9,071
TriQuint Semiconductor, Inc. (NON)	15,943	82,904
TTM Technologies, Inc. (NON)	5,249	61,413
Zoran Corp. (NON)	3,624	58,274
		655,347

Energy (1.8%)
Lone Star Technologies, Inc. (NON)	4,246	205,421
Parker Drilling Co. (NON)	83,909	594,076
		799,497

Financial (1.8%)
Asset Acceptance Capital Corp. (NON)	916	14,885
Independent Bank Corp.	838	20,347
Radian Group, Inc.	12,310	738,600
		773,832

Food (--%)
American Italian Pasta Co. Class A	1,632	12,697

Forest Products and Packaging (1.1%)
Albany International Corp.	1,775	56,481
Graphic Packaging Corp. (NON)	1,476	5,402
Louisiana-Pacific Corp.	10,144	190,403
Universal Forest Products, Inc.	4,940	242,307
		494,593

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	1,591	19,331

Health Care Services (1.4%)

American Dental Partners, Inc. (NON)	391	6,467
AMICAS, Inc. (NON)	3,927	11,702
Lincare Holdings, Inc. (NON)	9,312	322,568
Manor Care, Inc.	2,395	125,211
Odyssey Healthcare, Inc. (NON)	1,586	22,489
Sierra Health Services, Inc. (NON)	2,697	102,054
		590,491

Household Furniture and Appliances (0.4%)
American Woodmark Corp.	2,884	97,162
Conn's, Inc. (NON)	602	12,564
Kimball International, Inc. Class B	2,152	41,534
Select Comfort Corp. (NON)	957	20,939
		172,199

Insurance (9.3%)
American Physicians Capital, Inc. (NON)	734	35,511
AmerUs Group Co.	12,411	844,072
CNA Surety Corp. (NON)	2,073	41,875
Commerce Group, Inc.	5,682	170,744
Delphi Financial Group Class A	4,392	175,153
Direct General Corp.	930	12,518
FBL Financial Group, Inc. Class A	206	6,895
FPIC Insurance Group, Inc. (NON)	276	10,932
Harleysville Group, Inc.	627	21,939
HCC Insurance Holdings, Inc.	23,888	785,437
Hilb, Rogal & Hamilton Co.	1,702	72,590
Infinity Property & Casualty Corp.	1,637	67,330
Midland Co. (The)	393	17,025
National Interstate Corp.	341	8,389
Odyssey Re Holdings Corp.	1,794	60,601
Presidential Life Corp.	200	4,474
Safety Insurance Group, Inc.	964	46,908
Selective Insurance Group	3,274	172,245
Stancorp Financial Group	4,149	185,170
Triad Guaranty, Inc. (NON)	1,622	82,998
W.R. Berkley Corp.	23,684	838,177
Zenith National Insurance Corp.	8,818	351,750
		4,012,733

Investment Banking/Brokerage (1.0%)
Eaton Vance Corp.	7,993	230,678
IndyMac Bancorp, Inc.	4,369	179,828
		410,506

Machinery (1.3%)
Applied Industrial Technologies, Inc.	2,185	53,314
Cascade Corp.	6,334	289,147
Manitowoc Co., Inc. (The)	2,980	133,474
Regal-Beloit Corp.	1,470	63,945
Wabtec Corp.	1,232	33,424
		573,304

Manufacturing (0.8%)
Graco, Inc.	673	26,287
Teleflex, Inc.	5,795	322,434
		348,721

Medical Technology (1.2%)
Bausch & Lomb, Inc.	1,115	55,895
Hillenbrand Industries, Inc.	2,243	127,806
Immucor, Inc. (NON)	11,385	255,138
Medical Action Industries, Inc. (NON)	312	8,390
Respironics, Inc. (NON)	2,057	79,421
		526,650

Metals (3.6%)
A.M. Castle & Co.	2,407	64,604
AK Steel Holding Corp. (NON)	18,980	230,417
NS Group, Inc. (NON)	165	10,651
Quanex Corp.	16,481	500,198
Shiloh Industries, Inc. (NON)	424	5,716
Steel Dynamics, Inc.	14,987	756,094
		1,567,680

Natural Gas Utilities (--%)
Energen Corp.	111	4,648

Office Equipment & Supplies (0.2%)
Steelcase, Inc.	4,742	74,402

Oil & Gas (3.6%)
Cabot Oil & Gas Corp. Class A	294	14,091

Callon Petroleum Co. (NON)	1,643	22,279
Giant Industries, Inc. (NON)	9,871	801,525
Harvest Natural Resources, Inc. (NON)	6,899	71,405
Meridian Resource Corp. (NON)	3,956	12,105
St. Mary Land & Exploration Co.	900	33,039
Todco Class A (NON)	16,888	584,325
		1,538,769

Other (5.7%)
iShares Russell 2000 Index Fund	18,700	1,346,400
iShares Russell 2000 Value Index Fund	2,889	393,280
iShares Russell Midcap Growth Index Fund	2,550	246,075
S&P Midcap 400 Index Depository Receipts (MidCap SPDR Trust Series 1)	3,382	466,378
		2,452,133

Pharmaceuticals (5.5%)
Alpharma, Inc. Class A	15,108	353,376
Endo Pharmaceuticals Holdings, Inc. (NON)	4,024	130,981
Enzon, Inc. (NON)	2,188	18,051
King Pharmaceuticals, Inc. (NON)	33,540	571,186
Medicis Pharmaceutical Corp. Class A	4,122	133,347
Mylan Laboratories, Inc.	12,846	258,590
Sciele Pharma, Inc. (NON)	1,823	34,345
Watson Pharmaceuticals, Inc. (NON)	33,451	875,413
		2,375,289

Publishing (0.1%)
Journal Register Co.	3,893	22,073

Real Estate (7.1%)
Anthracite Capital, Inc. (R)	8,923	114,750
CBL & Associates Properties (R)	18,073	757,439
Equity Inns, Inc. (R)	25,453	405,212
FelCor Lodging Trust, Inc. (R)	13,315	266,966
First Industrial Realty Trust (R)	2,781	122,364
Highland Hospitality Corp. (R)	12,308	176,374
Hospitality Properties Trust (R)	7,514	354,661
Innkeepers USA Trust (R)	2,396	39,031
LTC Properties, Inc. (R)	3,465	84,026
Medical Properties Trust, Inc. (R)	3,493	46,771
National Health Investors, Inc. (R)	9,981	282,762
National Retail Properties, Inc. (R)	3,563	76,961
Nationwide Health Properties, Inc. (R)	4,498	120,277
NorthStar Realty Finance Corp. (R)	5,799	73,647
Omega Healthcare Investors, Inc. (R)	5,691	85,422
RAIT Investment Trust (R)	2,777	80,116
		3,086,779

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	6,980	33,644

Restaurants (0.9%)
Denny's Corp. (NON)	4,424	15,086
Domino's Pizza, Inc.	14,382	368,898
Luby's, Inc. (NON)	1,703	16,809
		400,793

Retail (7.8%)
Blair Corp.	123	3,173
Books-A-Million, Inc.	2,354	42,019
Brown Shoe Co., Inc.	1,630	58,419
Buckle, Inc. (The)	1,687	64,005
Cato Corp. (The) Class A	14,802	324,312
CSK Auto Corp. (NON)	6,399	90,226
Dollar Tree Stores, Inc. (NON)	3,552	109,970
Ingles Markets, Inc. Class A	496	13,084
Payless ShoeSource, Inc. (NON)	14,391	358,336
Rent-A-Center, Inc. (NON)	21,425	627,538
Retail Ventures, Inc. (NON)	2,496	38,463
Systemax, Inc. (NON)	1,390	22,268
Timberland Co. (The) Class A (NON)	11,797	339,400
Toro Co. (The)	11,937	503,383
Tween Brands, Inc. (NON)	1,837	69,071
Wolverine World Wide, Inc.	26,030	736,909
		3,400,576

Schools (1.3%)
Career Education Corp. (NON)	25,755	579,488

Semiconductor (--%)
Advanced Energy Industries, Inc. (NON)	1,006	17,142

Shipping (0.3%)
ABX Air, Inc. (NON)	1,003	5,637

Arkansas Best Corp.	2,373	102,110
		107,747

Software (7.7%)
Aspen Technology, Inc. (NON)	5,116	55,867
BMC Software, Inc. (NON)	39,924	1,086,731
Citrix Systems, Inc. (NON)	9,471	342,945
Hyperion Solutions Corp. (NON)	21,022	724,839
MicroStrategy, Inc. (NON)	8,699	885,819
SYNNEX Corp. (NON)	2,419	55,661
Websense, Inc. (NON)	8,561	185,003
		3,336,865

Staffing (0.2%)
Hewitt Associates, Inc. Class A (NON)	3,091	74,988

Technology (--%)
Amkor Technologies, Inc. (NON)	2,885	14,887

Technology Services (2.5%)
Acxiom Corp.	18,586	458,331
BISYS Group, Inc. (The) (NON)	4,063	44,124
Sohu.com, Inc. (China) (NON)	2,155	47,453
SonicWall, Inc. (NON)	4,000	43,680
Tyler Technologies, Inc. (NON)	2,200	28,446
United Online, Inc.	36,758	447,712
		1,069,746

Telecommunications (2.5%)
ADTRAN, Inc.	5,704	135,983
Brightpoint, Inc. (NON)	618	8,788
Broadwing Corp. (NON)	1,339	16,898
CenturyTel, Inc.	15,976	633,768
j2 Global Communications, Inc. (NON)	4,476	121,613
USA Mobility, Inc.	3,106	70,941
UTStarcom, Inc. (NON)	12,774	113,305
		1,101,296

Textiles (1.6%)
Columbia Sportswear Co. (NON)	8,407	469,363
Jones Apparel Group, Inc.	1,667	54,077
Kellwood Co.	6,021	173,585
		697,025

Tobacco (--%)
Alliance One International, Inc. (NON)	3,430	14,063

Toys (2.1%)
Hasbro, Inc.	39,289	893,825
Jakks Pacific, Inc. (NON)	468	8,344
		902,169

Transportation Services (0.2%)
HUB Group, Inc. Class A (NON)	3,442	78,409

Trucks & Parts (2.0%)
Autoliv, Inc. (Sweden)	15,520	855,307
Noble International, Ltd.	1,022	12,785
		868,092

Waste Management (--%)
Darling International, Inc. (NON)	1,881	7,881

Total common stocks (cost $39,208,969)		$43,056,819

SHORT-TERM INVESTMENTS (1.2%)(a) (cost $515,953)

	Shares	Value

Putnam Prime Money Market Fund (e)	515,953	$515,953

TOTAL INVESTMENTS

Total investments (cost $39,724,922) (b)		$43,572,772

NOTES

(a) Percentages indicated are based on net assets of $43,341,536.

(b) The aggregate identified cost on a tax basis is $39,762,068, resulting in gross unrealized appreciation and depreciation of $5,924,421 and $2,113,717, respectively, or net unrealized appreciation of $3,810,704.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $12,492 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $10,220,346 and $9,846,087, respectively.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Discovery Growth Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (96.6%)(a)
	Shares	Value

Advertising and Marketing Services (0.2%)
Omnicom Group, Inc.	800	$74,880

Aerospace and Defense (1.1%)
Alliant Techsystems, Inc. (NON)	2,700	218,862
L-3 Communications Holdings, Inc.	1,000	78,330
Lockheed Martin Corp.	1,300	111,878
		409,070

Airlines (0.6%)
JetBlue Airways Corp. (NON)	6,000	55,620
Southwest Airlines Co.	8,900	148,274
		203,894

Automotive (0.3%)
Harley-Davidson, Inc.	1,750	109,813

Banking (3.5%)
Bank of America Corp.	6,418	343,812
Commerce Bancorp, Inc.	5,100	187,221
Corus Bankshares, Inc.	9,000	201,240
Cullen/Frost Bankers, Inc.	2,600	150,332
U.S. Bancorp	5,250	174,405
Wells Fargo & Co.	5,300	191,754
		1,248,764

Biotechnology (2.3%)
Amgen, Inc. (NON)	2,250	160,943
Biogen Idec, Inc. (NON)	1,650	73,722
Genentech, Inc. (NON)	600	49,620
Imclone Systems, Inc. (NON)	1,000	28,320
Invitrogen Corp. (NON)	2,600	164,866
MedImmune, Inc. (NON)	12,300	359,283
		836,754

Broadcasting (0.3%)
World Wrestling Entertainment, Inc.	7,247	119,068

Building Materials (1.7%)
Genlyte Group, Inc. (The) (NON)	2,700	192,240
Sherwin-Williams Co. (The)	7,850	437,873
		630,113

Coal (0.4%)
Peabody Energy Corp.	4,104	150,945

Commercial and Consumer Services (0.7%)
Manpower, Inc.	4,200	257,334

Communications Equipment (2.2%)
Avaya, Inc. (NON)	18,100	207,064
Cisco Systems, Inc. (NON)	13,700	315,100
Corning, Inc. (NON)	4,400	107,404
Qualcomm, Inc.	4,800	174,480
		804,048

Computers (3.9%)
Aeroflex, Inc. (NON)	13,800	141,864
Apple Computer, Inc. (NON)	3,150	242,645
Dell, Inc. (NON)	8,130	185,689
EMC Corp. (NON)	12,900	154,542
Jack Henry & Associates, Inc.	5,300	115,381
Mentor Graphics Corp. (NON)	16,400	230,912
Network Appliance, Inc. (NON)	1,800	66,618
Palm, Inc. (NON)	7,100	103,376
Transaction Systems Architects, Inc. (NON)	5,300	181,896
		1,422,923

Conglomerates (0.3%)
Danaher Corp.	1,650	113,306

Consumer Cyclicals (--%)
Tupperware Corp.	825	16,055

Consumer Finance (1.5%)
Capital One Financial Corp.	3,400	267,444
Countrywide Financial Corp.	7,600	266,304
		533,748

Consumer Goods (1.0%)
American Greetings Corp. Class A	4,700	108,664
Blyth Industries, Inc.	5,100	124,083
Colgate-Palmolive Co.	2,000	124,200
		356,947

Consumer Services (1.2%)
Interline Brands, Inc. (NON)	10,400	256,672
Labor Ready, Inc. (NON)	9,800	156,114
Shutterfly, Inc. (NON)	1,900	29,545
		442,331

Electrical Equipment (2.0%)
Rofin-Sinar Technologies, Inc. (NON)	4,800	291,696
Superior Essex, Inc. (NON)	3,500	119,875
WESCO International, Inc. (NON)	5,400	313,362
		724,933

Electronics (4.1%)
Agere Systems, Inc. (NON)	13,700	204,541
Amphenol Corp. Class A	4,900	303,457
Analog Devices, Inc.	1,100	32,329
Avnet, Inc. (NON)	11,600	227,592
General Cable Corp. (NON)	7,400	282,754
Komag, Inc. (NON)	2,800	89,488
Microchip Technology, Inc.	1,800	58,356
RF Micro Devices, Inc. (NON)	34,500	261,510
		1,460,027

Energy (2.4%)
Cameron International Corp. (NON)	4,700	227,057
Helix Energy Solutions Group, Inc. (NON)	5,400	180,360
Hercules Offshore, Inc. (NON)	3,500	108,675
Pride International, Inc. (NON)	6,700	183,714
Rowan Cos., Inc.	4,800	151,824
		851,630

Financial (2.4%)
American Express Co.	2,900	162,632
Chicago Mercantile Exchange Holdings, Inc. (The)	250	119,563
Citigroup, Inc.	6,300	312,921
IntercontinentalExchange, Inc. (NON)	2,225	167,031
Moody's Corp.	1,300	84,994
		847,141

Gaming & Lottery (0.5%)
Vail Resorts, Inc. (NON)	4,500	180,090

Health Care Services (5.7%)
AmSurg Corp. (NON)	4,900	109,074
Cardinal Health, Inc.	1,550	101,897
Charles River Laboratories International, Inc. (NON)	4,500	195,345
Community Health Systems, Inc. (NON)	6,600	246,510
Coventry Health Care, Inc. (NON)	1,500	77,280
Express Scripts, Inc. (NON)	1,100	83,039
Henry Schein, Inc. (NON)	2,100	105,294
Laboratory Corp. of America Holdings (NON)	3,900	255,723
Pediatrix Medical Group, Inc. (NON)	4,100	186,960
Sierra Health Services, Inc. (NON)	6,500	245,960
UnitedHealth Group, Inc.	4,999	245,951
WellPoint, Inc. (NON)	2,750	211,888
		2,064,921

Homebuilding (0.3%)
NVR, Inc. (NON)	206	110,210

Household Furniture and Appliances (0.9%)
Whirlpool Corp.	3,800	319,618

Insurance (2.1%)
ACE, Ltd. (Bermuda)	2,200	120,406

American Financial Group, Inc.	2,600	122,018
American International Group, Inc.	3,900	258,414
Prudential Financial, Inc.	1,650	125,813
Safety Insurance Group, Inc.	3,000	145,980
		772,631

Investment Banking/Brokerage (3.5%)
A.G. Edwards, Inc.	3,600	191,808
Bear Stearns Cos., Inc. (The)	1,600	224,160
Calamos Asset Management, Inc. Class A	4,100	120,212
Goldman Sachs Group, Inc. (The)	1,750	296,048
Morgan Stanley	2,350	171,339
Nuveen Investments, Inc. Class A	3,100	158,813
T. Rowe Price Group, Inc.	1,800	86,130
		1,248,510

Leisure (0.4%)
K2, Inc. (NON)	10,800	126,684

Lodging/Tourism (0.5%)
Las Vegas Sands Corp. (NON)	1,900	129,865
Royal Caribbean Cruises, Ltd.	1,600	62,096
		191,961

Machinery (4.4%)
Caterpillar, Inc.	3,350	220,430
Cummins, Inc.	1,600	190,768
JLG Industries, Inc.	6,700	132,727
Lincoln Electric Holdings, Inc.	4,800	261,360
Parker-Hannifin Corp.	4,750	369,218
Timken Co.	7,900	235,262
Wabtec Corp.	6,900	187,197
		1,596,962

Manufacturing (1.7%)
Dover Corp.	4,300	203,992
Illinois Tool Works, Inc.	2,250	101,025
Knoll, Inc.	5,200	105,040
Mettler-Toledo International, Inc. (Switzerland) (NON)	2,900	191,835
		601,892

Medical Technology (7.9%)
American Medical Systems Holdings, Inc. (NON)	9,200	169,556
Becton, Dickinson and Co.	1,150	81,271
Boston Scientific Corp. (NON)	5,751	85,057
C.R. Bard, Inc.	4,200	315,000
Dade Behring Holdings, Inc.	6,800	273,088
DENTSPLY International, Inc.	5,800	174,638
Edwards Lifesciences Corp. (NON)	4,000	186,360
Hologic, Inc. (NON)	3,100	134,912
Hospira, Inc. (NON)	7,000	267,890
Immucor, Inc. (NON)	10,700	239,787
Kinetic Concepts, Inc. (NON)	5,500	173,030
LCA-Vision, Inc.	3,200	132,192
Medtronic, Inc.	2,150	99,846
Millipore Corp. (NON)	2,800	171,640
St. Jude Medical, Inc. (NON)	2,200	77,638
Waters Corp. (NON)	5,700	258,096
		2,840,001

Metals (3.6%)
Agnico-Eagle Mines, Ltd. (Canada)	7,800	242,814
Cameco Corp. (Canada)	7,000	255,990
Coeur d'Alene Mines Corp. (NON)	33,900	159,669
Freeport-McMoRan Copper & Gold, Inc. Class B	4,500	239,670
Goldcorp, Inc. (Toronto Exchange) (Canada)	6,130	144,668
Mueller Water Products, Inc. Class A (NON)	2,900	42,369
PAN American Silver Corp. (Canada) (NON)	5,700	111,378
Steel Dynamics, Inc.	1,900	95,855
		1,292,413

Office Equipment & Supplies (0.9%)
Global Imaging Systems, Inc. (NON)	5,600	123,592
John H. Harland Co.	5,500	200,475
		324,067

Oil & Gas (3.8%)
Apache Corp.	1,500	94,800
Complete Production Services, Inc. (NON)	1,894	37,388
Devon Energy Corp.	2,300	145,245
EOG Resources, Inc.	2,000	130,100
Exxon Mobil Corp.	1,800	120,780

Hess Corp.	1,350	55,917
Marathon Oil Corp.	750	57,675
Noble Energy, Inc.	3,400	155,006
Occidental Petroleum Corp.	1,700	81,787
Patterson-UTI Energy, Inc.	6,800	161,568
Unit Corp. (NON)	3,400	156,298
Universal Compression Holdings, Inc. (NON)	1,900	101,555
Valero Energy Corp.	1,450	74,632
		1,372,751

Other (0.2%)
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	450	60,111

Pharmaceuticals (2.4%)
Barr Pharmaceuticals, Inc. (NON)	6,200	322,028
Cephalon, Inc. (NON)	4,500	277,875
Salix Pharmaceuticals, Ltd. (NON)	7,106	96,357
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	2,100	71,589
Watson Pharmaceuticals, Inc. (NON)	3,700	96,829
		864,678

Power Producers (0.2%)
AES Corp. (The) (NON)	3,200	65,248

Publishing (0.3%)
McGraw-Hill Cos., Inc. (The)	2,050	118,962

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	16,700	410,820

Restaurants (3.4%)
Domino's Pizza, Inc.	13,400	343,710
Jack in the Box, Inc. (NON)	4,900	255,682
Papa John's International, Inc. (NON)	5,300	191,383
Sonic Corp. (NON)	8,900	201,229
Starbucks Corp. (NON)	3,000	102,150
Yum! Brands, Inc.	2,550	132,728
		1,226,882

Retail (9.1%)
Abercrombie & Fitch Co. Class A	1,150	79,902
Barnes & Noble, Inc.	5,200	197,288
Bed Bath & Beyond, Inc. (NON)	2,350	89,911
Best Buy Co., Inc.	1,900	101,764
Big Lots, Inc. (NON)	8,900	176,309
Circuit City Stores-Circuit City Group	5,388	135,293
CVS Corp.	2,800	89,936
Home Depot, Inc. (The)	6,550	237,569
Kohl's Corp. (NON)	2,050	133,086
Lowe's Cos., Inc.	5,850	164,151
OfficeMax, Inc.	10,900	444,066
Pacific Sunwear of California, Inc. (NON)	6,100	91,988
Pantry, Inc. (The) (NON)	3,300	186,021
RadioShack Corp.	18,200	351,260
Ross Stores, Inc.	9,850	250,289
Staples, Inc.	10,350	251,816
Timberland Co. (The) Class A (NON)	6,700	192,759
Whole Foods Market, Inc.	1,599	95,029
		3,268,437

Semiconductor (0.9%)
Applied Materials, Inc.	6,300	111,699
Lam Research Corp. (NON)	3,600	163,188
Nextest Systems Corp. (NON)	4,140	54,482
		329,369

Shipping (0.8%)
J. B. Hunt Transport Services, Inc.	8,600	178,622
Omega Navigation Enterprises, Inc. (Marshall Islands)	7,900	121,423
		300,045

Software (3.1%)
Adobe Systems, Inc. (NON)	3,350	125,458
Autodesk, Inc. (NON)	3,300	114,774
Cadence Design Systems, Inc. (NON)	12,200	206,912
Epicor Software Corp. (NON)	10,200	133,722
McAfee, Inc. (NON)	2,100	51,366
Oracle Corp. (NON)	13,050	231,507
Sybase, Inc. (NON)	10,200	247,248
		1,110,987

Technology (0.6%)
Dun & Bradstreet Corp. (The) (NON)	650	48,744
ON Semiconductor Corp. (NON)	27,900	164,052
		212,796

Technology Services (4.2%)
Accenture, Ltd. Class A (Bermuda)	2,650	84,032
Automatic Data Processing, Inc.	3,900	184,626
Covansys Corp. (NON)	12,565	215,364
CSG Systems International, Inc. (NON)	13,200	348,876
eBay, Inc. (NON)	7,050	199,938
Google, Inc. Class A (NON)	350	140,665
Jupitermedia Corp. (NON)	8,500	73,610
Knot, Inc. (The) (NON)	5,200	115,076
Tyler Technologies, Inc. (NON)	5,700	73,701
Yahoo!, Inc. (NON)	3,350	84,688
		1,520,576

Telecommunications (0.3%)
Sprint Nextel Corp.	6,350	108,903

Textiles (0.4%)
Maidenform Brands, Inc. (NON)	8,082	155,983

Toys (0.5%)
Jakks Pacific, Inc. (NON)	9,500	169,385

Transportation (0.3%)
Hornbeck Offshore Services, Inc. (NON)	3,700	123,950

Transportation Services (0.5%)
Expeditors International of Washington, Inc.	850	37,893
United Parcel Service, Inc. Class B	1,900	136,675
		174,568

Total common stocks (cost $31,366,587)		$34,878,135

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

MarketSoft Software Corp.- escrow (acquired 2/9/06,
cost $1,489) (Private)(RES)(NON)(F)	25,369	$3,339
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
07/27/00, cost $45,808) (Private) (RES)(NON)(F)	16,600	830

Total convertible preferred stocks (cost $47,297)		$4,169

SHORT-TERM INVESTMENTS (3.5%)(a) (cost $1,270,726)
	Shares	Value

Putnam Prime Money Market Fund (e)	1,270,726	$1,270,726

TOTAL INVESTMENTS

Total investments (cost $32,684,610) (b)		$36,153,030

NOTES

(a) Percentages indicated are based on net assets of $36,118,339.

(b) The aggregate identified cost on a tax basis is $32,864,828, resulting in gross unrealized appreciation and depreciation of $4,489,778 and $1,201,576, respectively, or net unrealized appreciation of $3,288,202.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2006 was $4,169 or less than 0.1% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $30,328 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $11,979,854 and $10,709,128, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At September 30, 2006, liquid assets totaling $28,500 have been designated as collateral for open forward commitments.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/06 (Unaudited)

CORPORATE BONDS AND NOTES (18.4%)(a)

		Principal amount	Value

Basic Materials (1.4%)

Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		$105,000	$96,075
Chaparral Steel Co. company guaranty 10s, 2013		366,000	408,090
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	112,000	151,222
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$240,000	223,200
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		650,000	628,063
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		465,000	451,050
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		335,000	268,838
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		441,000	468,563
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		305,000	328,638
Huntsman, LLC company guaranty 11 5/8s, 2010		214,000	236,470
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		185,000	170,663
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	139,946	181,687
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$110,000	121,000
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		200,000	211,000
Nalco Co. sr. sub. notes 9s, 2013	EUR	60,000	82,152
Nalco Co. sr. sub. notes 8 7/8s, 2013		$431,000	449,318
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		585,000	555,750
PQ Corp. company guaranty 7 1/2s, 2013		74,000	70,300
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	250,000	329,316
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$640,000	661,600
Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	297,600
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		120,000	109,200
United States Steel, LLC sr. notes 10 3/4s, 2008		225,000	243,281
			6,743,076

Capital Goods (1.3%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		158,000	155,630
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		558,000	584,505
Blount, Inc. sr. sub. notes 8 7/8s, 2012		339,000	338,153
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		362,000	362,000
Crown Cork & Seal Co. Inc. debs. 8s, 2023		111,000	106,005
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $236,160) (RES)		720,000	514,800
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,677,000	1,630,884
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		603,000	572,850
Legrand SA debs. 8 1/2s, 2025 (France)		858,000	971,685
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		147,000	158,393
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		95,000	90,250
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		306,000	322,830
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	79,000
			5,886,985

Communication Services (0.8%)

American Cellular Corp. company guaranty 9 1/2s, 2009		170,000	171,488
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	433,160
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		165,000	171,188
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		170,000	175,100
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		670,000	592,950
iPCS, Inc. sr. notes 11 1/2s, 2012		245,000	274,400
IWO Holdings, Inc. sec. FRN 9.257s, 2012		63,000	64,733
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		328,000	328,820
Qwest Corp. debs. 7 1/4s, 2025		148,000	143,375
Qwest Corp. notes 8 7/8s, 2012		947,000	1,033,414
Qwest Corp. sr. notes 7 5/8s, 2015		309,000	320,588
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		170,000	171,063
			3,880,279

Consumer Cyclicals (3.4%)

Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		540,000	568,350
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		130,000	133,413
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		121,000	118,278
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		238,256	235,278
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		38,000	39,235

Dex Media, Inc. notes 8s, 2013	133,000	132,003
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	427,000	452,086
Ford Motor Co. notes 7.45s, 2031 (S)	342,000	264,195
Ford Motor Credit Corp. notes 7 7/8s, 2010	175,000	170,429
Ford Motor Credit Corp. notes 7 3/8s, 2009	257,000	249,754
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	503,000	520,496
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010	316,000	326,262
General Motors Acceptance Corp. FRN 6.457s, 2007	265,000	263,511
General Motors Acceptance Corp. FRN Ser. MTN, 6.243s,
2007	530,000	528,211
General Motors Acceptance Corp. notes 7 3/4s, 2010	66,000	67,627
General Motors Acceptance Corp. notes 6 7/8s, 2012	133,000	131,644
General Motors Acceptance Corp. notes 6 3/4s, 2014 (S)	375,000	366,096
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	67,000	65,691
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	269,000	273,035
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	615,000	621,919
Jostens IH Corp. company guaranty 7 5/8s, 2012	543,000	545,715
Lear Corp. company guaranty Ser. B, 8.11s, 2009 (S)	355,000	342,575
Levi Strauss & Co. sr. notes 9 3/4s, 2015	502,000	520,825
Levi Strauss & Co. sr. notes 8 7/8s, 2016	205,000	203,975
Meritage Homes Corp. company guaranty 6 1/4s, 2015	180,000	153,000
Meritor Automotive, Inc. notes 6.8s, 2009	60,000	57,750
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	395,000	420,181
MGM Mirage, Inc. company guaranty 6s, 2009	881,000	869,988
Mirage Resorts, Inc. debs. 7 1/4s, 2017	70,000	68,425
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	143,000	91,520
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)	404,000	208,060
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	390,000	397,800
Park Place Entertainment Corp. sr. notes 7s, 2013	415,000	426,635
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	185,000	192,400
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	191,000	193,388
PRIMEDIA, Inc. sr. notes 8s, 2013	521,000	472,808
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	51,000	46,538
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	204,000	186,150
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011	300,000	285,000
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	345,000	357,075
Scientific Games Corp. company guaranty 6 1/4s, 2012	499,000	480,288
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	560,000	571,200
Standard Pacific Corp. sr. notes 7 3/4s, 2013	99,000	93,555
Starwood Hotels & Resorts Worldwide, Inc. debs.
7 3/8s, 2015	277,000	280,463
Station Casinos, Inc. sr. notes 6s, 2012	430,000	414,950
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	420,000	393,750
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)	79,000	78,013
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	235,000	254,975
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	122,000	122,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	504,000	476,280
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	87,000	83,194
United Auto Group, Inc. company guaranty 9 5/8s, 2012	455,000	482,300
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	469,000	469,000
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	203,000	184,730
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	428,000	415,160
		16,367,179

Consumer Staples (2.8%)

Affinity Group, Inc. sr. sub. notes 9s, 2012	445,000	445,000
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	379,000	356,260
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	79,400	4,149
Avis Budget Care Rental, LLC 144A sr. notes 7 3/4s,
2016	205,000	198,338
Brand Services, Inc. company guaranty 12s, 2012	490,000	548,800
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	64,000	65,280
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	1,048,000	953,680
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	193,000	195,895
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)	88,000	60,060
Church & Dwight Co., Inc. company guaranty 6s, 2012	349,000	334,168
Cinemark USA, Inc. sr. sub. notes 9s, 2013	160,000	166,000
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	805,000	641,988
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012	380,000	395,200
CSC Holdings, Inc. debs. 7 5/8s, 2018	156,000	159,705
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	300,000	307,875
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012	854,000	850,798
Dean Foods Co. sr. notes 6 5/8s, 2009	348,000	349,305
Del Monte Corp. company guaranty 6 3/4s, 2015	250,000	241,250
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	470,000	492,913
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	775,000	728,500

Echostar DBS Corp. company guaranty 6 5/8s, 2014	1,637,000	1,557,196
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	89,000	76,985
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	428,000	449,935
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	563,000	563,704
Playtex Products, Inc. company guaranty 9 3/8s, 2011	131,000	136,895
Playtex Products, Inc. sec. notes 8s, 2011	630,000	653,625
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	369,000	370,845
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	366,000	391,620
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	217,000	199,640
Sbarro, Inc. company guaranty 11s, 2009	552,000	561,660
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	215,000	209,894
Six Flags, Inc. sr. notes 9 5/8s, 2014	275,000	244,750
Young Broadcasting, Inc. company guaranty 10s, 2011	318,000	296,933
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	300,000	255,000
		13,463,846

Energy (3.9%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,110,000	1,065,600
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	408,000	413,100
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	620,000	584,350
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	903,000	916,545
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	420,000	400,575
Dresser, Inc. company guaranty 10 1/8s, 2011	434,000	454,615
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	595,000	581,613
Forest Oil Corp. sr. notes 8s, 2011	465,000	481,275
Forest Oil Corp. sr. notes 8s, 2008	185,000	189,625
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	1,400,000	1,657,250
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	456,000	422,940
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	395,000	368,831
Massey Energy Co. sr. notes 6 5/8s, 2010	639,000	623,025
Newfield Exploration Co. sr. notes 7 5/8s, 2011	620,000	638,600
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	294,000	287,753
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	555,000	520,313
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	381,840	391,411
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	290,000	295,800
Peabody Energy Corp. sr. notes 5 7/8s, 2016	620,000	567,300
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	462,000	489,177
Pemex Project Funding Master Trust company guaranty
9 1/2s, 2027	1,000,000	1,310,000
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015	1,490,000	1,455,730
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2015	1,298,000	1,268,146
PetroHawk Energy Corp. 144A sr. notes 9 1/8s, 2013	620,000	623,100
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014	553,000	577,885
Plains Exploration & Production Co. sr. sub. notes
8 3/4s, 2012	481,000	508,658
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	595,000	611,363
Pride International, Inc. sr. notes 7 3/8s, 2014	675,000	695,250
Seabulk International, Inc. company guaranty 9 1/2s,
2013	342,000	372,780
		18,772,610

Financial (1.1%)

Bosphorus Financial Services, Ltd. 144A sec. FRN
7.205s, 2012 (Cayman Islands)	1,087,000	1,079,207
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	280,000	282,100
Finova Group, Inc. notes 7 1/2s, 2009	334,050	93,534
Liberty Mutual Insurance 144A notes 7.697s, 2097	480,000	491,265
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	1,040,000	1,038,960
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	695,000	698,475
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	400,000	402,000
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	1,000,000	1,062,500
		5,148,041

Health Care (1.3%)

Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	155,000	148,219
DaVita, Inc. company guaranty 6 5/8s, 2013	135,000	131,794
Extendicare Health Services, Inc. sr. sub. notes
6 7/8s, 2014	253,000	270,710
HCA, Inc. notes 8.36s, 2024	210,000	173,354
HCA, Inc. notes 6 3/8s, 2015 (S)	164,000	132,430
HCA, Inc. notes 5 3/4s, 2014	202,000	158,570
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	515,000	448,050
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	630,000	595,350
Service Corporation International debs. 7 7/8s, 2013	63,000	64,890
Service Corporation International sr. notes 6 3/4s,
2016	406,000	389,253
Service Corporation International 144A sr. notes 8s,
2017	127,000	121,603
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	542,000	501,350

Tenet Healthcare Corp. notes 7 3/8s, 2013	325,000	292,906
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	678,000	675,458
Triad Hospitals, Inc. sr. notes 7s, 2012	655,000	648,450
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	160,000	155,400
US Oncology, Inc. company guaranty 9s, 2012	350,000	362,250
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	433,000	420,010
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	260,000	289,900
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	153,000	155,678
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	135,000	135,338
		6,270,963

Technology (0.5%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	253,000	256,795
Freescale Semiconductor, Inc. sr. notes Ser. B,
7 1/8s, 2014	934,000	1,001,715
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	160,000	163,600
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	140,000	131,600
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	11,000	8,360
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	256,000	264,960
Xerox Corp. sr. notes 7 5/8s, 2013	284,000	298,200
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	165,000	167,475
		2,292,705

Transportation (0.1%)

CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008	595,000	583,100

Utilities & Power (1.8%)

AES Corp. (The) sr. notes 8 7/8s, 2011	48,000	51,360
AES Corp. (The) 144A sec. notes 9s, 2015	436,000	467,610
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	350,000	374,500
ANR Pipeline Co. debs. 9 5/8s, 2021	206,000	253,735
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	162,750
Colorado Interstate Gas Co. debs. 6.85s, 2037	290,000	291,577
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	78,000	74,593
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	104,000	105,300
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	122,000	123,220
El Paso Natural Gas Co. debs. 8 5/8s, 2022	160,000	183,055
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	742,000	758,695
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	395,000	386,113
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	469,000	500,658
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	614,000	685,378
Monongahela Power Co. 1st mtge. 6.7s, 2014	320,000	340,963
NRG Energy, Inc. sr. notes 7 3/8s, 2016	170,000	168,938
Orion Power Holdings, Inc. sr. notes 12s, 2010	550,000	622,875
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	434,000	436,098
Teco Energy, Inc. notes 7.2s, 2011	150,000	156,375
Teco Energy, Inc. notes 7s, 2012	255,000	263,925
Teco Energy, Inc. sr. notes 6 3/4s, 2015	24,000	24,600
Tennessee Gas Pipeline Co. debs. 7s, 2028	65,000	64,738
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	127,000	133,756
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	350,000	356,563
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)	466,000	489,300
Utilicorp United, Inc. sr. notes 9.95s, 2011	15,000	16,453
Williams Cos., Inc. (The) notes 8 3/4s, 2032	120,000	131,400
Williams Cos., Inc. (The) notes 7 5/8s, 2019 (S)	455,000	473,200
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	128,000	127,360
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	179,268	14,951
		8,240,039

Total corporate bonds and notes (cost $87,739,888)		$87,648,823

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (3.5%)(a)

	Principal amount	Value

Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, September 1, 2022	$10,849	$11,243
7s, June 1, 2032	885	909
6 1/2s, with due dates from October 1, 2033 to
November 1, 2034	261,130	266,653
6s, TBA, October 1, 2021	4,600,000	4,669,000
5 1/2s, with due dates from October 1, 2035 to
August 1, 2036	1,054,246	1,038,608
5 1/2s, with due dates from February 1, 2020 to
March 1, 2021	1,240,426	1,241,593
5s, with due dates from December 1, 2019 to
June 1, 2021	555,176	546,325
4 1/2s, with due dates from June 1, 2020 to May 1, 2034	3,598,427	3,397,545
4 1/2s, TBA, November 1, 2020	2,800,000	2,700,600
4 1/2s, TBA, October 1, 2018	2,800,000	2,700,687

Total U.S. government agency mortgage obligations (cost $16,505,278)			$16,573,163

U.S. TREASURY OBLIGATIONS (15.8%)(a)

		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030		$17,389,000	$20,896,688
6 1/4s, August 15, 2023		8,570,000	9,951,913
U.S. Treasury Notes
4 1/4s, August 15, 2013		16,078,000	15,741,367
3 1/4s, August 15, 2008		12,217,000	11,902,031
U.S. Treasury Strip zero %, November 15, 2024		40,835,000	16,951,270

Total U.S. treasury obligations (cost $72,362,486)			$75,443,269

FOREIGN GOVERNMENT BONDS AND NOTES (14.8%)(a)

		Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012		$5,838,750	$5,386,284
Brazil (Federal Republic of) bonds 12 1/2s, 2016		1,005,000	466,822
Brazil (Federal Republic of) bonds 10 1/2s, 2014		798,000	1,002,687
Brazil (Federal Republic of) notes 11s, 2012		1,045,000	1,279,080
Canada (Government of) bonds 5 1/2s, 2010	CAD	1,800,000	1,701,237
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	650,177
Colombia (Republic of) notes 12s, 2015	COP	320,000,000	153,770
Colombia (Republic of) notes 10s, 2012 (S)		$1,439,000	1,676,435
France (Government of) bonds 5 3/4s, 2032	EUR	2,945,000	4,819,337
France (Government of) bonds 5 1/2s, 2010	EUR	2,955,000	4,006,671
France (Government of) bonds 4s, 2009	EUR	920,000	1,179,255
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	3,246,870	4,450,121
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	4,710,000	6,070,086
Ireland (Republic of) bonds 5s, 2013	EUR	5,700,000	7,784,194
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	551,000,000	4,723,851
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	797,970,000	6,717,684
Peru (Republic of) bonds 7.35s, 2025 (S)		$415,000	443,013
Russia (Federation of) unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		1,787,000	1,990,718
Russia (Federation of) 144A unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		2,244,575	2,500,457
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		1,375,000	1,320,000
South Africa (Republic of) notes 7 3/8s, 2012		1,075,000	1,163,688
South Africa (Republic of) notes 6 1/2s, 2014		1,030,000	1,078,925
Spain (Kingdom of) bonds 5s, 2012	EUR	1,800,000	2,436,987
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,417,801
United Mexican States bonds Ser. MTN, 8.3s, 2031		$1,810,000	2,257,975
Venezuela (Republic of) notes 10 3/4s, 2013		785,000	959,663

Total foreign government bonds and notes (cost $66,596,446)			$70,636,918

COLLATERALIZED MORTGAGE OBLIGATIONS (12.8%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$235,000	$235,475
Banc of America Commercial Mortgage, Inc. 144A Ser.
01-1
Class J, 6 1/8s, 2036		125,000	125,926
Class K, 6 1/8s, 2036		282,000	225,394
Banc of America Large Loan 144A FRB
Ser. 02-FL2A, Class L1, 8.33s, 2014		111,000	111,000
Ser. 05-MIB1, Class K, 7.33s, 2022		476,000	471,087
Ser. 05-ESHA, Class K, 7.13s, 2020		531,000	531,265
Ser. 06-LAQ, Class M, 6.98s, 2021		296,000	296,894
Ser. 06-LAQ, Class L, 6.88s, 2021		247,000	248,122
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.98s, 2018		460,000	460,000
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.453s, 2032		189,000	211,702
Broadgate Financing PLC sec. FRB Ser. D, 5.553s, 2023
(United Kingdom)	GBP	344,350	641,277
Countrywide Alternative Loan Trust
IFB Ser. 06-19CB, Class A2, Interest only (IO), zero
%, 2036		$331,196	970
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036		453,968	851
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036		836,997	5,035
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		4,860,180	12,910
Ser. 06-OA10, Class XBI, IO, 1.401s, 2046		4,377,150	207,915
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.93s, 2017		179,000	178,999
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.18s, 2020		534,000	533,996
FRB Ser. 05-TFLA, Class K, 6.63s, 2020		291,000	290,998
Ser. 1998-C2, Class F, 6 3/4s, 2030		1,198,000	1,281,152
Ser. 98-C1, Class F, 6s, 2040		758,000	760,829
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	250,422
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.982s, 2031		14,322,308	228,118
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	229,463
DLJ Mortgage Acceptance Corp. 144A
Ser. 98-CF2, Class B5, 5.95s, 2031		723,280	687,145
Ser. 97-CF1, Class B2, 8.16s, 2030		212,000	169,600

Ser. 97-CF1, Class B1, 7.91s, 2030		206,000	207,765
European Loan Conduit FRB Ser. 6X, Class E, 6.49s,
2010 (United Kingdom)	GBP	272,470	509,655
European Loan Conduit 144A FRB
Ser. 6A, Class F, 6.99s, 2010 (United Kingdom)	GBP	100,576	188,165
Ser. 22A, Class D, 5.59s, 2014 (Ireland)	GBP	371,000	692,917
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.608s, 2014 (United Kingdom)	GBP	258,512	481,664
Fannie Mae
FRB Ser. 05-117, Class GF, zero %, 2036		$245,373	230,995
IFB Ser. 06-70, Class BS, 14.56s, 2036		217,321	259,497
IFB Ser. 06-62, Class PS, 7.92s, 2036		494,465	548,442
IFB Ser. 06-76, Class QB, 7.62s, 2036		1,367,613	1,509,769
IFB Ser. 06-63, Class SP, 7.32s, 2036		1,487,345	1,633,775
IFB Ser. 06-60, Class TK, 7.28s, 2036		401,938	422,619
IFB Ser. 05-74, Class CS, 5.363s, 2035		498,545	501,717
IFB Ser. 05-74, Class CP, 5.207s, 2035		436,887	445,177
IFB Ser. 05-76, Class SA, 5.207s, 2034		619,649	621,183
IFB Ser. 06-27, Class SP, 5.023s, 2036		575,000	583,567
IFB Ser. 06-8, Class HP, 5.023s, 2036		708,549	714,264
IFB Ser. 06-8, Class WK, 5.023s, 2036		1,086,208	1,084,066
IFB Ser. 05-106, Class US, 5.023s, 2035		1,060,333	1,078,139
IFB Ser. 05-99, Class SA, 5.023s, 2035		521,588	521,459
IFB Ser. 05-114, Class SP, 4.923s, 2036		299,968	290,219
IFB Ser. 06-60, Class CS, 4.547s, 2036		646,664	620,052
IFB Ser. 05-95, Class OP, 3.892s, 2035		266,000	247,362
IFB Ser. 05-83, Class QP, 3.536s, 2034		168,880	157,279
IFB Ser. 02-36, Class QH, IO, 2.72s, 2029		145,526	1,392
IFB Ser. 06-90, Class SE, IO, 2.47s, 2036		1,931,621	174,600
IFB Ser. 03-66, Class SA, IO, 2.32s, 2033		949,692	73,008
IFB Ser. 03-48, Class S, IO, 2.22s, 2033		420,606	32,531
IFB Ser. 05-113, Class AI, IO, 1.9s, 2036		642,901	44,203
IFB Ser. 05-113, Class DI, IO, 1.9s, 2036		1,290,665	76,294
IFB Ser. 06-60, Class DI, IO, 1.74s, 2035		1,929,921	101,930
IFB Ser. 05-95, Class CI, IO, 1.37s, 2035		1,083,762	66,300
IFB Ser. 05-84, Class SG, IO, 1.37s, 2035		1,907,176	112,278
IFB Ser. 05-69, Class AS, IO, 1.37s, 2035		496,655	26,621
IFB Ser. 04-92, Class S, IO, 1.37s, 2034		1,530,771	88,258
IFB Ser. 05-104, Class SI, IO, 1.37s, 2033		2,543,279	150,409
IFB Ser. 05-83, Class QI, IO, 1.36s, 2035		279,378	19,100
IFB Ser. 05-92, Class SC, IO, 1.35s, 2035		2,552,718	149,158
IFB Ser. 05-83, Class SL, IO, 1.34s, 2035		4,916,943	242,566
IFB Ser. 06-20, Class IG, IO, 1.32s, 2036		6,660,046	288,939
IFB Ser. 06-45, Class SM, IO, 1.27s, 2036		1,615,048	71,870
IFB Ser. 06-20, Class IB, IO, 1.26s, 2036		2,854,055	119,418
IFB Ser. 05-95, Class OI, IO, 1.26s, 2035		157,801	10,853
IFB Ser. 06-85, Class TS, IO, 1.23s, 2036		2,153,619	91,691
IFB Ser. 03-112, Class SA, IO, 1.17s, 2028		932,272	28,247
IFB Ser. 05-67, Class BS, IO, 0.82s, 2035		1,265,278	36,946
IFB Ser. 05-74, Class SE, IO, 0.77s, 2035		1,494,159	42,289
IFB Ser. 05-87, Class SE, IO, 0.72s, 2035		9,481,365	264,161
IFB Ser. 04-54, Class SW, IO, 0.67s, 2033		583,485	16,901
Ser. 04-W8, Class 3A, 7 1/2s, 2044		314,066	330,470
Ser. 04-W2, Class 5A, 7 1/2s, 2044		1,061,730	1,116,669
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		264,718	278,261
Ser. 03-W4, Class 4A, 7 1/2s, 2042		82,710	86,410
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		200,967	210,540
Ser. 02-T19, Class A3, 7 1/2s, 2042		175,649	184,031
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		2,461	2,579
Ser. 02-W1, Class 2A, 7 1/2s, 2042		330,268	343,910
Ser. 02-14, Class A2, 7 1/2s, 2042		1,529	1,598
Ser. 01-T10, Class A2, 7 1/2s, 2041		239,110	249,280
Ser. 02-T4, Class A3, 7 1/2s, 2041		820	856
Ser. 01-T8, Class A1, 7 1/2s, 2041		1,688	1,756
Ser. 01-T7, Class A1, 7 1/2s, 2041		949,043	985,709
Ser. 01-T3, Class A1, 7 1/2s, 2040		148,086	154,136
Ser. 01-T1, Class A1, 7 1/2s, 2040		456,958	476,336
Ser. 99-T2, Class A1, 7 1/2s, 2039		188,376	197,890
Ser. 00-T6, Class A1, 7 1/2s, 2030		91,176	95,188
Ser. 02-W7, Class A5, 7 1/2s, 2029		143,305	149,974
Ser. 01-T4, Class A1, 7 1/2s, 2028		430,546	453,706
Ser. 02-W3, Class A5, 7 1/2s, 2028		516	539
Ser. 01-T10, Class A1, 7s, 2041		826,579	852,304
Ser. 03-W17, Class 12, IO, 1.159s, 2033		2,352,738	91,602
Ser. 03-W10, Class 1A, IO, 1.041s, 2043		3,634,324	57,375
Ser. 03-W10, Class 3A, IO, 1.024s, 2043		4,348,931	77,239
Ser. 00-T6, IO, 0.757s, 2030		4,046,887	57,251
Ser. 02-T18, IO, 0.524s, 2042		6,516,453	82,196
Ser. 06-84, Class OP, Principal only (PO) zero %, 2036		106,602	100,606
Ser. 371, Class 1, PO, zero %, 2036		495,928	418,458
Ser. 05-113, Class DO, PO, zero %, 2036		198,387	159,636
Ser. 367, Class 1, PO, zero %, 2036		576,657	426,004
Ser. 363, Class 1, PO, zero %, 2035		3,144,764	2,323,490
Ser. 361, Class 1, PO, zero %, 2035		2,248,864	1,801,270
Ser. 04-38, Class AO, PO, zero %, 2034		373,755	270,680
Ser. 342, Class 1, PO, zero %, 2033		197,928	154,723
Ser. 02-82, Class TO, PO, zero %, 2032		153,482	123,217
Ser. 04-61, Class CO, PO, zero %, 2031		342,000	274,402
Ser. 99-51, Class N, PO, zero %, 2029		73,094	60,234
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043		335,627	353,730
Ser. T-58, Class 4A, 7 1/2s, 2043		3,481	3,645
Ser. T-41, Class 3A, 7 1/2s, 2032		813,978	849,105
Ser. T-60, Class 1A2, 7s, 2044		1,574,912	1,634,360

Ser. T-57, Class 1AX, IO, 0.005s, 2043		1,893,956	20,909
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.381s, 2020		5,223,127	289,287
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035		351,000	224,599
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029		447,000	498,077
Freddie Mac
FRB Ser. 3022, Class TC, zero %, 2035		107,777	115,372
FRB Ser. 2986, Class XT, zero %, 2035		68,972	70,632
FRB Ser. 3046, Class WF, zero %, 2035		149,888	146,392
FRB Ser. 3054, Class XF, zero %, 2034		66,405	65,875
IFB Ser. 3182, Class PS, 7.28s, 2032		190,735	208,273
IFB Ser. 3081, Class DC, 5.175s, 2035		424,417	421,008
IFB Ser. 2996, Class SA, 5.143s, 2035		365,482	345,600
IFB Ser. 3114, Class GK, 5.08s, 2036		276,693	276,002
IFB Ser. 2979, Class AS, 4.73s, 2034		186,500	184,751
IFB Ser. 3065, Class DC, 3.87s, 2035		633,173	585,917
IFB Ser. 3050, Class SA, 3.55s, 2034		453,357	412,465
IFB Ser. 2828, Class TI, IO, 1.72s, 2030		608,074	36,484
IFB Ser. 3033, Class SF, IO, 1.47s, 2035		898,553	35,942
IFB Ser. 3028, Class ES, IO, 1.42s, 2035		3,058,762	215,026
IFB Ser. 3042, Class SP, IO, 1.42s, 2035		709,670	45,206
IFB Ser. 3045, Class DI, IO, 1.4s, 2035		4,045,827	179,473
IFB Ser. 3054, Class CS, IO, 1.37s, 2035		700,674	34,924
IFB Ser. 3107, Class DC, IO, 1.37s, 2035		3,170,375	218,926
IFB Ser. 3066, Class SI, IO, 1.37s, 2035		2,072,027	139,915
IFB Ser. 3031, Class BI, IO, 1.36s, 2035		585,387	41,734
IFB Ser. 3067, Class SI, IO, 1.32s, 2035		2,416,885	166,981
IFB Ser. 3114, Class TS, IO, 1.32s, 2030		4,029,202	181,265
IFB Ser. 3114, Class BI, IO, 1.32s, 2030		1,712,450	72,704
IFB Ser. 3065, Class DI, IO, 1.29s, 2035		455,884	29,775
IFB Ser. 3174, Class BS, IO, 1.19s, 2036		2,612,928	103,950
IFB Ser. 3152, Class SY, IO, 1.15s, 2036		2,572,119	165,126
IFB Ser. 3081, Class DI, IO, 1.15s, 2035		589,983	32,537
IFB Ser. 3199, Class S, IO, 1.12s, 2036		2,205,230	107,247
IFB Ser. 3016, Class SP, IO, 0.78s, 2035		597,854	17,756
IFB Ser. 3016, Class SQ, IO, 0.78s, 2035		1,412,545	44,778
IFB Ser. 2937, Class SY, IO, 0.77s, 2035		552,771	14,483
IFB Ser. 2815, Class S, IO, 0.67s, 2032		1,371,570	38,497
Ser. 3174, PO, zero %, 2036		109,899	89,386
Ser. 236, PO, zero %, 2036		558,742	438,531
Ser. 3045, Class DO, PO, zero %, 2035		309,383	248,999
Ser. 231, PO, zero %, 2035		2,833,420	2,113,163
Ser. 228, PO, zero %, 2035		2,119,393	1,658,542
Ser. 3130, Class KO, PO, zero %, 2034		90,265	70,991
Ser. 215, PO, zero %, 2031		149,155	122,099
Ser. 2235, PO, zero %, 2030		167,735	133,114
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1
Class F, 7.787s, 2033		134,000	143,231
Class G, 6.131s, 2033		468,000	420,568
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036		418,345	421,634
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 3.067s, 2035		383,407	350,342
IFB Ser. 06-26, Class S, IO, 1.17s, 2036		882,963	43,646
IFB Ser. 05-65, Class SI, IO, 1.02s, 2035		1,532,694	61,601
IFB Ser. 05-68, Class SI, IO, 0.97s, 2035		5,136,313	230,513
IFB Ser. 06-14, Class S, IO, 0.92s, 2036		1,507,525	55,627
IFB Ser. 05-51, Class SJ, IO, 0.87s, 2035		1,522,134	64,335
IFB Ser. 05-68, Class S, IO, 0.87s, 2035		2,985,537	122,670
Ser. 99-31, Class MP, PO, zero %, 2029		239,467	202,346
Ser. 98-2, Class EA, PO, zero %, 2028		68,562	56,015
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.58s, 2015		178,000	179,001
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	188,048
Ser. 98-C4, Class J, 5.6s, 2035		379,000	342,604
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 9.08s, 2014		567,000	567,567
Lehman Mortgage Trust IFB Ser. 06-5
Class 2A2, IO, 1.82s, 2036		2,376,000	86,523
Class 1A3, IO, 0.07s, 2036		647,000	3,208
Mach One Commercial Mortgage Trust 144A Ser. 04-1A
Class J, 5.45s, 2040		463,000	382,358
Class K, 5.45s, 2040		167,000	134,387
Class L, 5.45s, 2040		76,000	56,095
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.174s, 2028		2,268,969	138,708
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032		915,000	954,799
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		1,380,000	987,528
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.457s, 2012		1,586,711	9,111
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.79s,
2042 (United Kingdom)		433,000	432,999
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		157,000	148,759
Quick Star PLC FRB Ser. 1, Class D, 5.59s, 2011
(United Kingdom)	GBP	250,550	467,952
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$222,000	221,909
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		133,000	112,286
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		158,000	122,450

Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		143,000	120,209
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		137,000	106,121
Titan Europe PLC 144A FRB
Ser. 05-CT1A, Class D, 5.79s, 2014 (Ireland)	GBP	463,372	865,441
Ser. 05-CT2A, Class E, 5.763s, 2014 (Ireland)	GBP	251,000	468,793
Ser. 04-2A, Class D, 3.992s, 2014 (Ireland)	EUR	269,515	341,367
Ser. 04-2A, Class C, 3.592s, 2014 (Ireland)	EUR	120,500	152,626
URSUS EPC 144A FRB Ser. 1-A, Class D, 5.64s, 2012
(Ireland)	GBP	262,110	489,543
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.63s, 2018		$363,000	359,962

Total collateralized mortgage obligations (cost $59,506,571)			$61,043,215

ASSET-BACKED SECURITIES (10.6%)(a)

		Principal amount	Value

Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012		$116,955	$116,890
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		181,902	169,169
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	339,092
Ser. 04-1A, Class E, 6.42s, 2039		175,000	173,472
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2
Class M10, 7.83s, 2036		124,000	111,106
Class M11, 7.83s, 2036		196,000	159,152
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.03s, 2033		241,424	241,782
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.36s, 2011		270,000	273,678
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		1,014	1,012
Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 8.58s, 2034		223,000	222,721
Ser. 06-PC1, Class M9, 7.08s, 2035		135,000	110,784
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.58s, 2036		216,000	194,670
Bombardier Capital Mortgage Securitization Corp.
FRB Ser. 00-A, Class A1, 5.49s, 2030		126,467	72,086
Ser. 00-A, Class A4, 8.29s, 2030		436,140	317,019
Ser. 00-A, Class A2, 7.575s, 2030		118,761	83,427
Ser. 99-B, Class A4, 7.3s, 2016		569,403	385,749
Ser. 99-B, Class A3, 7.18s, 2015		831,198	551,968
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		500,000	505,800
CARSSX Finance, Ltd. 144A FRB Ser. 04-AA
Class B4, 10.83s, 2011 (Cayman Islands)		125,237	130,250
Class B3, 8.68s, 2011 (Cayman Islands)		30,367	30,967
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.41s, 2010		110,000	111,697
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)		35,915	34,365
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-WMC1, Class M10, 8.83s, 2035		66,000	60,122
Ser. 05-HE4, Class M11, 7.83s, 2035		222,000	187,512
Ser. 05-HE4, Class M12, 7.38s, 2035		333,000	271,278
Conseco Finance Securitizations Corp.
FRB Ser. 01-4, Class M1, 7.08s, 2033		241,000	91,580
Ser. 00-2, Class A5, 8.85s, 2030		581,000	495,781
Ser. 00-2, Class A4, 8.48s, 2030		36,881	36,840
Ser. 00-4, Class A6, 8.31s, 2032		2,680,000	2,309,456
Ser. 00-5, Class A7, 8.2s, 2032		154,000	130,207
Ser. 00-1, Class A5, 8.06s, 2031		834,702	740,432
Ser. 00-4, Class A5, 7.97s, 2032		187,000	150,504
Ser. 00-5, Class A6, 7.96s, 2032		36,000	31,150
Ser. 00-4, Class A4, 7.73s, 2031		315,080	297,499
Ser. 01-3, Class M2, 7.44s, 2033		88,078	7,927
Ser. 01-4, Class A4, 7.36s, 2033		209,000	216,312
Ser. 00-6, Class A5, 7.27s, 2032		75,161	69,386
Ser. 01-1, Class A5, 6.99s, 2032		112,000	109,795
Ser. 01-3, Class A4, 6.91s, 2033		2,422,000	2,329,579
Ser. 02-1, Class A, 6.681s, 2033		1,228,846	1,246,578
Ser. 01-3, Class A3, 5.79s, 2033		2,885	2,883
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.387s, 2007		697,000	708,326
Countrywide Alternative Loan Trust IFB Ser. 06-26CB,
Class A2, IO, 0.47s, 2036		1,069,855	2,859
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		31,550	31,456
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		20,879	20,622
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.302s, 2035		283,850	282,864
Ser. 06-0A5, Class X, IO, 1.543s, 2046		3,551,207	161,469
Ser. 05-2, Class 2X, IO, 1.16s, 2035		4,787,032	116,684
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 0.806s, 2035 (SN)		2,406,922	79,354
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		361,000	350,903
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		197,000	202,329
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.627s, 2039		1,362,440	1,381,386

Fremont NIM Trust 144A Ser. 04-3
Class B, 7 1/2s, 2034		33,057	30,663
Class A, 4 1/2s, 2034		6,046	6,026
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		502,000	499,093
Granite Mortgages PLC FRB
Ser. 02-1, Class 1C, 6.8s, 2042 (United Kingdom)		255,627	256,515
Ser. 03-2, Class 3C, 6.287s, 2043 (United Kingdom)	GBP	920,000	1,764,162
Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,225,000	1,596,736
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$680,291	632,981
Ser. 94-4, Class B2, 8.6s, 2019		272,029	202,445
Ser. 93-1, Class B, 8.45s, 2018		518,276	496,073
Ser. 99-5, Class A5, 7.86s, 2030		3,480,000	3,078,756
Ser. 96-8, Class M1, 7.85s, 2027		304,000	264,427
Ser. 95-8, Class B1, 7.3s, 2026		285,417	285,086
Ser. 95-4, Class B1, 7.3s, 2025		289,077	284,922
Ser. 97-6, Class M1, 7.21s, 2029		125,000	109,569
Ser. 95-F, Class B2, 7.1s, 2021		55,819	55,924
Ser. 99-3, Class A7, 6.74s, 2031		541,000	523,202
Ser. 99-3, Class A5, 6.16s, 2031		22,617	22,758
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,981,995	1,837,331
Ser. 99-5, Class A4, 7.59s, 2028		70,479	71,700
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		298,512	296,300
GSAMP Trust 144A
Ser. 04-NIM2, Class N, 4 7/8s, 2034		45,114	44,920
Ser. 04-NIM1, Class N2, zero %, 2034		40,642	29,933
GSMPS Mortgage Loan Trust 144A IFB
Ser. 05-RP1, Class 1AS, IO, 0.857s, 2035 (SN)		16,942,405	533,200
Ser. 06-RP1, Class 1AS, IO, 0.468s, 2036 (SN)		2,466,487	60,896
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB
Ser. 05-1A, Class E, 7.13s, 2030 (Cayman Islands)		281,000	281,000
Ser. 05-2A, Class E, 7.33s, 2030 (Cayman Islands)		289,000	290,965
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		218,220	214,238
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.227s,
2040 (United Kingdom)		192,000	192,307
Lehman Mortgage Trust IFB Ser. 06-6
Class 1A2, IO, 1.17s, 2036		1,386,000	47,106
Class 1A3, IO, 1.17s, 2036		1,766,000	95,434
Class 4A2, IO, 0.02s, 2036		1,387,000	4,069
LNR CDO, Ltd. 144A FRB
Ser. 03-1A, Class EFL, 8.33s, 2036 (Cayman Islands)		660,000	701,250
Ser. 02-1A, Class FFL, 8.08s, 2037 (Cayman Islands)		1,135,000	1,135,400
Long Beach Mortgage Loan Trust
FRB Ser. 06-2, Class M10, 7.83s, 2036		232,000	195,605
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		465,235	3,271
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.83s, 2036		232,000	181,613
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.537s, 2039 (United Kingdom)	GBP	700,000	1,307,390
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.58s, 2032		$925,076	647,553
MASTR Adjustable Rate Mortgages Trust Ser. 04-13,
Class 3A6, 3.786s, 2034		190,000	182,454
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		85,355	25,607
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		5,241	5,209
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.51s, 2010		110,000	111,806
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.293s, 2035		369,232	367,675
Ser. 03-WM3N, Class N1, 8s, 2034		3,208	3,164
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		7,901	7,783
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		114,282	113,175
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.53s, 2034		181,000	183,219
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		98,587	97,179
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.398s, 2035		1,301,252	1,300,156
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.328s, 2039 (Cayman Islands)		500,000	514,141
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		174,112	170,713
Ser. 04-B, Class C, 3.93s, 2012		71,945	70,211
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		859,357	759,086
Ser. 00-A, Class A2, 7.765s, 2017		127,539	99,746
Ser. 95-B, Class B1, 7.55s, 2021		150,000	99,000
Ser. 00-D, Class A4, 7.4s, 2030		709,000	461,341
Ser. 02-B, Class A4, 7.09s, 2032		342,993	305,172
Ser. 99-B, Class A4, 6.99s, 2026		951,511	835,072
Ser. 01-D, Class A4, 6.93s, 2031		449,163	320,771
Ser. 01-C, Class A2, 5.92s, 2017		950,029	497,982
Ser. 02-C, Class A1, 5.41s, 2032		1,203,979	1,037,524
Ser. 01-E, Class A2, 5.05s, 2019		759,730	591,714
Ser. 02-A, Class A2, 5.01s, 2020		119,058	91,458
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		181,716	161,399
Ocean Star PLC 144A FRB
Ser. 04-A, Class E, 11.902s, 2018 (Ireland)		627,000	653,060

Ser. 05-A, Class E, 10.002s, 2012 (Ireland)		176,000	179,555
Ser. 05-A, Class D, 6.902s, 2012 (Ireland)		175,000	174,983
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.83s, 2035		290,000	262,178
Park Place Securities, Inc. 144A FRB
Ser. 05-WCW2, Class M11, 7.83s, 2035		111,000	78,810
Ser. 04-MHQ1, Class M10, 7.83s, 2034		111,000	102,898
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		13,395	13,345
Permanent Financing PLC FRB
Ser. 3, Class 3C, 6.45s, 2042 (United Kingdom)		280,000	282,987
Ser. 6, Class 3C, 5.666s, 2042 (United Kingdom)	GBP	686,000	1,281,242
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.074s, 2035		$288,000	256,401
Ser. 04-N10B, Class A1, 5s, 2034		6,372	6,344
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.22s, 2036		329,410	3,963
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.693s, 2038 (United Kingdom)	GBP	100,000	185,761
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$57,109	57,421
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		14,931	2,986
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		59,661	5,966
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		42,232	4,223
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		11,039	1,104
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		6,190	495
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		8,174	409
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		2,820	282
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		17,748	1,775
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		9,630	9,609
Sasco Net Interest Margin Trust 144A
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)		36,605	36,438
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		233,642	28,037
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)		3,080	216
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)		4,584	4,549
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.83s, 2036		284,000	257,517
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.646s, 2038 (Cayman Islands)		120,000	120,360
Structured Asset Investment Loan Trust 144A FRB
Ser. 06-BNC2, Class B1, 7.83s, 2036		235,000	210,390
Ser. 05-HE3, Class M11, 7.83s, 2035		319,000	262,200
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
6.02s, 2015		1,339,728	1,339,310
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		395,000	404,826
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)		351,000	353,532
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		10,958,271	168,920
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.385s, 2044 (United Kingdom)		541,000	541,011
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011		91,892	91,386

Total asset-backed securities (cost $50,607,833)			$50,537,994

SENIOR LOANS (7.1%)(a)(c)

		Principal amount	Value

Basic Materials (0.7%)

Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.414s, 2013		$597,000	$598,098
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.922s, 2010		131,094	132,241
Huntsman International, LLC bank term loan FRN Ser. B,
7.08s, 2012		553,435	552,224
Innophos, Inc. bank term loan FRN 7.67s, 2010		180,287	180,738
Lyondell Chemical Co. bank term loan FRN Ser. B,
7.231s, 2013		100,000	100,250
Nalco Co. bank term loan FRN Ser. B, 7.29s, 2010		202,149	202,195
Novelis, Inc. bank term loan FRN 7.718s, 2012		224,272	224,676
Novelis, Inc. bank term loan FRN Ser. B, 7.718s, 2012		389,525	390,226
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.485s, 2012		885,267	888,365
			3,269,013

Capital Goods (0.3%)

Allied Waste Industries, Inc. bank term loan FRN
7.212s, 2012		128,500	127,969
Allied Waste Industries, Inc. bank term loan FRN
5.334s, 2012		51,119	50,900
Graham Packaging Corp. bank term loan FRN Ser. B,
7.765s, 2011		296,231	296,787
Hexcel Corp. bank term loan FRN Ser. B, 7.226s, 2012		415,699	415,699
Mueller Group, Inc. bank term loan FRN 7.418s, 2012		308,932	310,228
Solo Cup Co. bank term loan FRN 7.823s, 2011		121,875	121,527
Terex Corp. bank term loan FRN Ser. D, 7.12s, 2013		49,875	49,937
Transdigm, Inc. bank term loan FRN 7.389s, 2013		150,000	150,563
			1,523,610

Communication Services (0.5%)

Centennial Cellular Operating Co., LLC bank term loan
FRN Ser. B, 7.691s, 2011	324,895	326,461
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.441s, 2011	107,615	107,547
Intelsat, Ltd. bank term loan FRN Ser. B, 7.758s, 2013
(Bermuda)	400,000	402,167
Level 3 Communications, Inc. bank term loan FRN
8.398s, 2011	116,000	116,967
Madison River Capital, LLC bank term loan FRN Ser. B,
7.73s, 2012	594,254	596,111
PanAmSat Corp. bank term loan FRN Ser. B, 7.981s, 2013	450,000	452,750
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7 1/2s, 2012	270,633	270,633
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
7.824s, 2010	65,834	65,971
Windstream Corp. bank term loan FRN Ser. B, 7.26s, 2013	220,000	220,629
		2,559,236

Consumer Cyclicals (1.4%)

Adams Outdoor Advertising, LP bank term loan FRN
7.269s, 2012	560,268	560,618
Boise Cascade Corp. bank term loan FRN Ser. D, 7.166s,
2011	94,249	94,485
Boyd Gaming Corp. bank term loan FRN Ser. B, 6.804s,
2010	493,687	493,276
CCM Merger, Inc. bank term loan FRN Ser. B, 7.465s,
2012	594,002	591,329
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7.908s, 2012	149,546	150,574
Dex Media West, LLC bank term loan FRN Ser. B1, 6.96s,
2010	372,467	370,232
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.87s, 2010	131,733	130,894
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.954s, 2010	175,000	175,948
IESI Corp. bank term loan FRN Ser. B, 7.229s, 2011	525,000	525,000
Landsource, Inc. bank term loan FRN Ser. B, 7 7/8s,
2010	50,000	49,833
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.891s, 2013	237,342	238,826
Oriental Trading Co. bank term loan FRN 8.186s, 2013	99,750	99,501
Penn National Gaming, Inc. bank term loan FRN Ser. B,
7.196s, 2012	148,500	148,946
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.58s, 2013	148,500	146,421
R.H. Donnelley Finance Corp. bank term loan FRN
6.891s, 2011	557,982	553,361
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.905s, 2011	297,727	295,393
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.926s, 2013	75,000	73,500
Sun Media Corp. bank term loan FRN Ser. B, 7.235s,
2009 (Canada)	149,853	149,853
Travelport bank term loan FRN 8.347s, 2013	4,550	4,553
Travelport bank term loan FRN Ser. B, 8.347s, 2013	46,450	46,475
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 8.034s, 2012	123,750	124,291
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012 (U)	124,375	124,919
TRW Automotive, Inc. bank term loan FRN Ser. B,
7.188s, 2010	419,087	417,690
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6.813s, 2010	89,550	89,326
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
7 1/4s, 2011	490,199	489,970
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 7 1/4s, 2011	101,072	101,025
Visant Holding Corp. bank term loan FRN Ser. C,
7.068s, 2010	515,164	516,967
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.854s, 2012	78,779	78,557
		6,841,763

Consumer Staples (2.1%)

Affinion Group, Inc. bank term loan FRN Ser. B,
8.174s, 2013	732,060	735,720
AMC Entertainment, Inc. bank term loan FRN Ser. B,
7.455s, 2013	149,250	150,012
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.53s, 2013	248,750	241,909
Cablevision Systems Corp. bank term loan FRN Ser. B,
7.183s, 2013	798,000	794,509
CBRL Group, Inc. bank term loan FRN Ser. B, 6.959s,
2013	87,551	87,135
CBRL Group, Inc. bank term loan FRN Ser. DD, 5 3/4s,
2007 (U)	12,207	12,085
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.739s, 2013	250,000	247,735
Century Cable Holdings bank term loan FRN 10 1/4s, 2009	900,000	874,286
Charter Communications bank term loan FRN 8 1/8s, 2013	777,016	780,085
Cinemark, Inc. bank term loan FRN Ser. C, 7.264s, 2011	197,468	197,468
Gray Television, Inc. bank term loan FRN Ser. B,

7.01s, 2012	99,250	99,002
Insight Midwest, LP/Insight Capital, Inc. bank term
loan FRN 7 3/8s, 2009	68,075	68,238
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 8s,
2011 (Canada)	86,244	86,352
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.222s, 2015	591,260	588,410
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.38s, 2015	90,000	89,400
MGM Studios, Inc. bank term loan FRN Ser. B, 8.749s,
2011	696,500	688,913
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	440,000	427,213
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7.238s,
2010	589,819	587,210
Reynolds American, Inc. bank term loan FRN Ser. B,
7.284s, 2012	149,625	150,280
Six Flags, Inc. bank term loan FRN Ser. B, 8.73s, 2009	330,039	333,494
Spanish Broadcasting Systems, Inc. bank term loan FRN
7 1/4s, 2012	340,677	340,251
Spectrum Brands, Inc. bank term loan FRN Ser. B,
8.451s, 2013	1,016,666	1,017,936
United Rentals, Inc. bank term loan FRN 7.32s, 2011	96,312	96,449
United Rentals, Inc. bank term loan FRN Ser. B,
5.334s, 2011	36,842	36,895
Universal City Development bank term loan FRN Ser. B,
7.467s, 2011	462,727	462,727
Warner Music Group bank term loan FRN Ser. B, 7.388s,
2011	143,199	143,576
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.999s, 2012	693,374	689,474
		10,026,764

Energy (0.4%)

CR Gas Storage bank term loan FRN 7.162s, 2013	44,434	44,302
CR Gas Storage bank term loan FRN 7.14s, 2013	42,424	42,398
CR Gas Storage bank term loan FRN Ser. B, 7.166s, 2013	232,777	232,085
CR Gas Storage bank term loan FRN Ser. DD, 6 3/4s,
2013 (U)	29,697	29,678
Dresser, Inc. bank term loan FRN 8.94s, 2010	150,000	151,313
Key Energy Services, Inc. bank term loan FRN Ser. B,
9.107s, 2012	589,797	592,009
Meg Energy Corp. bank term loan FRN 7 1/2s, 2013
(Canada)	74,625	74,692
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	75,000	74,464
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7 3/4s, 2012 (Norway)	34,544	34,751
Targa Resources, Inc. bank term loan FRN 7.643s, 2012	475,040	476,737
Targa Resources, Inc. bank term loan FRN 5.374s, 2012	115,161	115,573
Universal Compression, Inc. bank term loan FRN Ser. B,
7s, 2012	49,373	49,342
		1,917,344

Financial (0.3%)

Capital Automotive bank term loan FRN 7.08s, 2010 (R)	872,268	873,480
Fidelity National Information Solutions, Inc. bank
term loan FRN Ser. B, 7.08s, 2013	453,266	453,864
Nasdaq Stock Market, Inc. (The) bank term loan FRN
Ser. B, 6.972s, 2012	185,742	185,510
Nasdaq Stock Market, Inc. (The) bank term loan FRN
Ser. C, 7.068s, 2012	109,145	109,008
		1,621,862

Health Care (0.6%)

Alderwoods Group, Inc. bank term loan FRN 7.33s, 2009	467,687	467,687
AmeriPath, Inc. bank term loan FRN Ser. B, 7.39s, 2012	34,000	33,924
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.15s, 2011	245,739	245,470
DaVita, Inc. bank term loan FRN Ser. B, 7.472s, 2012	384,753	385,784
Fresenius Medical Care AG & CO KGAA bank term loan FRN
Ser. B, 6.829s, 2013 (Germany)	65,670	65,141
Healthsouth Corp. bank term loan FRN Ser. B, 8.58s,
2013	900,000	903,000
LifePoint, Inc. bank term loan FRN Ser. B, 7 1/8s, 2012	640,954	636,236
United Surgical Partners International, Inc. bank term
loan FRN 7.145s, 2013	37,905	37,905
		2,775,147

Technology (0.5%)

AMI Semiconductor, Inc. bank term loan FRN 6.83s, 2012	509,871	510,083
Iron Mountain, Inc. bank term loan FRN 7.094s, 2011	588,267	589,002
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.787s, 2013	40,000	40,000
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
7.999s, 2013	589,786	593,525
UGS Corp. bank term loan FRN Ser. C, 7.229s, 2012	326,621	325,940
		2,058,550

Transportation (0.2%)

Travelcenters of America, Inc. bank term loan FRN Ser.
B, 7.075s, 2011			397,000	396,702
United Airlines bank term loan FRN Ser. B, 9 1/4s, 2012			217,656	220,604
United Airlines bank term loan FRN Ser. DD, 9.08s, 2012			31,094	31,515
				648,821

Utilities & Power (0.1%)
Mirant North America, LLC. bank term loan FRN Ser. B,
7.08s, 2013			54,862	54,651
NRG Energy, Inc. bank term loan FRN Ser. B, 7.33s, 2013			500,485	502,414
				557,065

Total senior loans (cost $33,875,140)				$33,799,175
UNITS (0.5%)(a) (cost $1,281,402)

			Units	Value

XCL, Ltd. Equity Units (F)			842	$2,190,977

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

First Republic Capital Corp. 144A 10.50% pfd.			310	$330,150
Ion Media Networks, Inc. 14.25% cum. pfd. (PIK)			7	58,100
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			325	394,875

Total preferred stocks (cost $555,744)				$783,125
COMMON STOCKS (--%)(a)
			Shares	Value

Contifinancial Corp. Liquidating Trust Units (F)			2,443,632	$244
Knology, Inc. (NON)			182	1,805
Sterling Chemicals, Inc. (NON)			139	1,772
Sun Healthcare Group, Inc. (NON)			722	7,754
USA Mobility, Inc.			16	365
VFB LLC (acquired various dates from 6/22/99 to
10/27/00, cost $535,954) (F)(RES)(NON)			815,601	17,332
WHX Corp. (NON)			16,354	147,186

Total common stocks (cost $3,247,356)				$176,458
CONVERTIBLE PREFERRED STOCK (--%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,026	$80,534
Ion Media Networks, Inc. 144A 9.75% cv. pfd. (PIK)			13	88,400

Total convertible preferred stocks (cost $171,467)				$168,934
CONVERTIBLE BONDS AND NOTES (--%)(a) (cost $65,000)
			Principal amount	Value

Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035			$65,000	$79,706

WARRANTS (--%)(a) (NON)
	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$0.01	890	$9
MDP Acquisitions PLC 144A (Ireland)	10/1/13	EUR 0.001	422	11,816
Ubiquitel, Inc. 144A	4/15/10	$22.74	1,420	14

Total warrants (cost $99,297)				$11,839
EQUITY VALUE CERTIFICATES (--%)(a) (cost $49,666)

		Maturity date	Certificates	Value

ONO Finance PLC 144A (United Kingdom)		3/16/11	360	$4

SHORT-TERM INVESTMENTS (17.4%)(a)
			Principal	Value
			amount/shares

Putnam Prime Money Market Fund (e)			77,302,526	$77,302,526
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)			$3,589,020	3,580,260
U.S. Treasury Bills for an effective yield of 4.76%,
November 30, 2006 (SEG)			1,941,000	1,925,601

Total short-term investments (cost $82,808,387)	$82,808,387

TOTAL INVESTMENTS

Total investments (cost $475,471,961) (b)	$481,901,987

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (aggregate face value $73,892,391) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$17,178,192	$17,458,635	10/18/06	$(280,443)
British Pound	14,311,006	14,442,267	12/20/06	(131,261)
Canadian Dollar	5,959,307	5,954,865	10/18/06	4,442
Czechoslovak Koruna	2,381,390	2,426,584	12/20/06	(45,194)
Danish Krone	1,073,796	1,084,718	12/20/06	(10,922)
Euro	5,959,490	5,985,963	12/20/06	(26,473)
Japanese Yen	15,854,575	16,087,049	11/15/06	(232,474)
Korean Won	2,632,741	2,587,714	11/15/06	45,027
Malaysian Ringgit	1,194,171	1,207,007	11/15/06	(12,836)
New Zealand Dollar	1,189,669	1,190,025	10/18/06	(356)
Polish Zloty	1,631,068	1,647,235	12/20/06	(16,167)
South African Rand	1,130,764	1,178,720	10/18/06	(47,956)
Swedish Krona	1,203,673	1,209,646	12/20/06	(5,973)
Swiss Franc	1,425,652	1,431,963	12/20/06	(6,311)

Total				$(766,897)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (aggregate face value $109,148,516) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,336,775	$2,374,723	10/18/06	$37,948
British Pound	1,180,057	1,191,471	12/20/06	11,414
Canadian Dollar	6,415,941	6,375,969	10/18/06	(39,972)
Euro	41,940,235	42,357,443	12/20/06	417,208
Japanese Yen	32,752,518	33,688,187	11/15/06	935,669
New Zealand Dollar	1,210,865	1,197,348	10/18/06	(13,517)
Norwegian Krone	5,945,608	5,984,335	12/20/06	38,727
Singapore Dollar	1,181,891	1,194,253	11/15/06	12,362
Swedish Krona	11,104,504	11,148,118	12/20/06	43,614
Swiss Franc	3,613,897	3,636,669	12/20/06	22,772

Total				$1,466,225

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Bank Bill 90 day (Long)	313	$54,737,751	Dec-06	$51,301
Canadian Government Bond 10 yr (Long)	9	929,048	Dec-06	14,326
Euro-Bobl 5 yr (Long)	57	7,937,975	Dec-06	27,979
Euro-Bund 10 yr (Short)	6	897,513	Dec-06	(8,607)
Euro-Dollar 90 day (Long)	422	100,040,375	Mar-07	(39,573)
Euro-Dollar 90 day (Short)	460	109,491,500	Dec-07	54,274
Euro-Dollar 90 day (Short)	101	23,902,913	Dec-06	(72,313)
Euro-Schatz 2 yr (Short)	230	30,299,994	Dec-06	(38,419)
Euro-Yen 90 day (Long)	216	45,407,116	Jun-07	139,815
Euro-Yen 90 day (Short)	108	22,662,389	Dec-07	(94,155)
Euro-Yen 90 day (Short)	108	22,752,732	Dec-06	(42,768)
Japanese Government Bond 10 yr (Long)	26	29,689,115	Dec-06	151,232
U.K. Gilt 10 yr (Long)	22	4,521,477	Dec-06	10,200
U.S. Treasury Bond 20 yr (Short)	126	14,163,188	Dec-06	(245,488)
U.S. Treasury Note 10 yr (Long)	250	27,015,625	Dec-06	148,186
U.S. Treasury Note 5 yr (Short)	717	75,654,703	Dec-06	(260,301)
U.S. Treasury Note 2 yr (Short)	794	162,373,000	Dec-06	(33,581)

Total				$(237,892)

WRITTEN OPTIONS OUTSTANDING at 9/30/06 (premiums received $177,070) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 1.165% versus the six month JPY-LIBOR maturing on April
3, 2008.	JPY 9,439,464,000	Mar-07/$1.165	$336,158

TBA SALE COMMITMENTS OUTSTANDING at 9/30/06 (proceeds receivable $3,563,613) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2021	$2,800,000	10/17/06	$2,700,600
FNMA, 4 1/2s, September 1, 2021	900,000	9/18/06	867,867

Total			$3,568,467

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$400,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(17,950)

	13,700,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	633,725

	1,800,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	88,674

Citibank, N.A.

NOK	35,500,000		7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(170,780)

EUR	4,300,000		7/14/10	2.7515%	6 month EUR-EURIBOR-	203,745
					Telerate

	$15,860,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(177,161)

JPY	860,000,000		4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(258,121)

JPY	3,870,180,000	(E)	4/3/08	6 month JPY-LIBOR-BBA	1.165%	126,547

JPY	270,000,000		4/21/36	6 month JPY-LIBOR-BBA	2.775%	125,985

EUR	1,700,000		7/22/10	2.825%	6 month EUR-EURIBOR-	74,961
					Telerate

NOK	14,000,000		7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(58,410)

JPY	960,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	(8,590)

	$10,850,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	22,742

JPY	812,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(23,449)

CAD	27,936,000		8/22/08	3 month CAD-BA-CDOR	4.3535%	94,018

CAD	6,658,000		8/22/16	4.6535%	3 month CAD-BA-CDOR	(112,238)

AUD	22,717,000		8/4/09	3 month AUD-BBR-BBSW	6.315%	64,255

CAD	9,720,000		8/4/09	4.497%	3 month CAD-BA-CDOR	(87,073)

Credit Suisse First Boston International
	$4,835,700		7/9/14	4.945%	3 month USD-LIBOR-BBA	64,657

Credit Suisse International
EUR	1,823,000		7/17/21	6 month EUR-EURIBOR-	4.445%	102,662
				Telerate

EUR	7,050,000		7/17/13	4.146%	6 month EUR-EURIBOR-	(165,760)
					Telerate

EUR	8,508,000		7/17/09	6 month EUR-EURIBOR-	3.896%	45,648
				Telerate

GBP	1,066,000		4/3/36	2,685,500 GBP at maturity	6 month GBP-LIBOR-BBA	(4,646)

Deutsche Bank AG				3 month ZAR-JIBAR-
ZAR	8,620,000		7/6/11	SAFEX	9.16%	10,794

JPMorgan Chase Bank, N.A.
JPY	1,830,000,000		7/24/13	1.7875%	6 month JPY-LIBOR-BBA	(308,376)

JPY	7,555,000,000		7/24/08	6 month JPY-LIBOR-BBA	0.905%	231,022

	$8,600,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	229,735

	15,400,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	64,437

	50,460,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	808,455

	16,339,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(795,020)

JPY	3,880,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(837,676)

	$5,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	114,801

	11,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	(232,968)

	20,000,000		5/10/07	4.062%	3 month USD-LIBOR-BBA	(609)

	23,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	30,622

NZD	14,514,000		8/8/09	3 month NZD-BBR-FRA	7.10%	(8,190)

Lehman Brothers International (Europe)
	$87,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,649)

	9,049,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	139,915

Lehman Brothers Special Financing, Inc.
JPY	1,700,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	81,255

	$38,817,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	181,262

GBP	990,000		3/15/36	2,396,625 GBP at maturity	6 month GBP-LIBOR-BBA	65,337

JPY	1,333,000,000		9/8/13	1.58375%	6 month JPY-LIBOR-BBA	(45,351)

JPY	5,621,000,000		9/8/08	6 month JPY-LIBOR-BBA	0.80625%	46,786

Merrill Lynch Capital Services, Inc.
EUR	2,700,000		7/26/10	2.801%	6 month EUR-EURIBOR-	121,171
					Telerate

NOK	20,900,000		7/26/10	6 month NOK-NIBOR-NIBR	3.54%	(88,117)

	$6,000,000	(E)	11/22/16	4.1735%	3 month U.S. Bond Market	(206,203)
					Association Municipal Swap
					Index

	4,200,000	(E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	175,686

CAD	19,308,000		8/2/09	4.464%	3 month CAD-BA-CDOR	(154,970)

Total						$184,590

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
GBP	1,066,000	4/3/36	3.1225%	GBP Non-revised Retail Price	$29,146
				Index

Goldman Sachs International
	$988,000	9/15/11	678 bp (1 month USD-LIBOR-BBA)	Ford Credit Auto Owner Trust	545
				Series 2005-B Class D

JPMorgan Chase Bank, N.A.
EUR	11,300,000	7/21/11	(2.295%)	Euro Non-revised Consumer	(201,714)
				Price Index excluding tobacco

EUR	11,300,000	7/21/11	2.2325%	Euro Non-revised Consumer	210,868
				Price Index excluding tobacco

EUR	7,800,000	6/16/14	2.245%	Euro Non-revised Consumer	143,681
				Price Index excluding tobacco

EUR	7,800,000	6/16/14	(2.275%)	Euro Non-revised Consumer	(139,642)
				Price Index excluding tobacco

Lehman Brothers Special Financing, Inc.
GBP	990,000	3/17/36	1,498,412 GBP at maturity	GBP Non-revised Retail Price	25,147
				Index

EUR	12,091,000	4/26/11	2.11%	French Non-revised Consumer	83,464
				Price Index excluding tobacco

EUR	12,091,000	4/26/11	(2.115%)	Euro Non-revised Consumer	(3,063)
				Price Index excluding tobacco

Total					$148,432

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 3 Index	$7,093		$672,000	6/20/10	360 bp	$30,707

DJ CDX NA HY Series 4 Index	14,905		1,344,000	6/20/10	360 bp	62,133

DJ CDX NA HY Series 4 Index	(5,066)		3,648,000	6/20/10	(360 bp)	(133,257)

DJ CDX NA HY Series 4 Index	(3,949)		1,824,000	6/20/10	(360 bp)	(68,044)

L-3 Communications Corp. 7 5/8%, 6/15/12	--		415,000	9/20/11	(111 bp)	(1,270)

L-3 Communications Corp. 7 5/8%, 6/15/12	--		165,000	6/20/11	(101 bp)	(119)

Citibank, N.A.
DJ CDX NA HY Series 6 Index	379		303,250	6/20/11	(345 bp)	(3,280)

DJ CDX NA HY Series 6 Index	2,454		151,000	6/20/11	(345 bp)	632

DJ CDX NA HY Series 6 Index 25-35% tranche	--		1,213,000	6/20/11	80 bp	1,534

DJ CDX NA HY Series 6 Index 25-35% tranche	--		604,000	6/20/11	74 bp	112

CreditSuisse First Boston International
Ford Motor Co., 7.45%, 7/16/31	--		990,000	9/20/07	(487.5 bp)	(17,622)

Ford Motor Co., 7.45%, 7/16/31	--		1,200,000	9/20/08	725 bp	56,766

Ford Motor Co., 7.45%, 7/16/31	--		210,000	9/20/07	(485 bp)	(3,686)

Republic of Argentina, 8.28%, 2033	--		835,000	7/20/09	(214 bp)	(17,492)

Ukraine Government, 7.65%, 6/11/13	--		795,000	10/20/11	194 bps	(357)

Deutsche Bank AG
DJ CDX NA IG Series 7	--		939,000	12/20/13	(50 bp)	(398)

DJ CDX NA IG Series 7 Index 7-10% tranche	--		939,000	12/20/13	55 bp	603

Republic of Indonesia, 6.75%, 2014	--		435,000	9/20/16	294 bp	17,730

Republic of Indonesia, 6.75%, 2014	--		435,000	9/20/16	292 bp	17,114

Goldman Sachs International
Any one of the underlying securities in the basket
of BB CMBS securities	--		3,016,000	(a)	2.461%	205,419

DJ CDX NA HY Series 4 Index	6,364		672,000	6/20/10	360 bp	33,365

DJ CDX NA HY Series 4 Index	5,953		1,824,000	6/20/10	(360 bp)	(58,143)

DJ CDX NA HY Series 5 Index	(178,152)		10,185,000	12/20/10	(395 bp)	(585,623)

DJ CDX NA HY Series 6 Index	928		371,250	6/20/11	(345 bp)	(3,550)

DJ CDX NA HY Series 6 Index 25-35% tranche	--		1,485,000	6/20/11	85 bp	5,034

DJ CDX NA IG Series 6 Index	--		1,551,000	6/20/13	55 bp	10,311

DJ CDX NA IG Series 6 Index	665		1,551,000	6/20/13	(50 bp)	(161)

DJ CDX NA IG Series 7 Index	--		1,565,000	12/20/13	(50 bp)	889

DJ CDX NA IG Series 7 Index 7-10% tranche	--		1,565,000	12/20/13	56 bp	1,890

General Motors Corp., 7 1/8%, 7/15/13	--		990,000	9/20/08	620 bp	46,753

General Motors Corp., 7 1/8%, 7/15/13	--		990,000	9/20/07	(427.5 bp)	(20,667)

General Motors Corp., 7 1/8%, 7/15/13	--		210,000	9/20/07	(425 bp)	(4,232)

General Motors Corp., 7 1/8%, 7/15/13	--		210,000	9/20/08	620 bp	9,915

Ray Acquisition SCA, 9 3/8%, 3/15/15	--	EUR	450,000	9/20/08	(187 bp)	(7,412)

Ray Acquisition SCA, 9 3/8%, 3/15/15	--	EUR	450,000	9/20/11	399 bp	24,751

United States Steel Corp., 9 3/4%, 5/15/10	--		$225,000	9/20/09	(65 bp)	186

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%, 7/16/31	--		165,000	9/20/07	(345 bp)	(43)

Ford Motor Co., 7.45%, 7/16/31	--		165,000	9/20/08	550 bp	1,345

General Motors Corp., 7 1/8%, 7/15/13	--		165,000	9/20/07	(350 bp)	(2,196)

General Motors Corp., 7 1/8%, 7/15/13	--		165,000	9/20/08	500 bp	4,060

United Rentals Inc., N.A., 6 1/2%, 2/15/12	--		167,000	9/20/08	(95 bp)	(58)

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 4 Index	8,535		768,000	6/20/10	360 bp	38,138

DJ CDX NA HY Series 4 Index	18,982		3,648,000	6/20/10	(360 bp)	(121,629)

DJ CDX NA HY Series 6 Index	2,229		297,250	6/20/11	(345 bp)	(1,357)

DJ CDX NA HY Series 6 Index	3,648		364,750	6/20/11	(345 bp)	(753)

DJ CDX NA HY Series 6 Index 25-35% tranche	--		1,189,000	6/20/11	74 bp	1,249

DJ CDX NA HY Series 6 Index 25-35% tranche	--		1,459,000	6/20/11	72 bp	290

DJ iTraxx EUR Series 5 Index	8,889	EUR	1,305,000	6/20/13	(50 bp)	(2,076)

DJ iTraxx EUR Series 5 Index 6-9% tranche	--	EUR	1,305,000	6/20/13	53.5 bp	5,809

Republic of Peru, 8 3/4%, 11/21/33	--		$850,000	10/20/16	215 bp	7,417

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%, 7/16/31	--		485,000	9/20/07	(345 bp)	(777)

Ford Motor Co., 7.45%, 7/16/31	--		485,000	9/20/08	570 bp	9,371

General Motors Corp., 7 1/8%, 7/15/13	--		680,000	9/20/07	(335 bp)	(1,578)

General Motors Corp., 7 1/8%, 7/15/13	--		680,000	9/20/08	500 bp	17,162

L-3 Communications Corp. 7 5/8%, 2012	--		680,000	9/20/11	(111 bp)	(2,081)

L-3 Communications Corp. 7 5/8%, 2012	--		417,000	6/20/11	(92 bp)	2,101

Merrill Lynch International
DJ CDX NA HY Series 4 Index	23,051		864,000	6/20/10	360 bp	53,412

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6 Index	3,778		377,750	6/20/11	(345 bp)	(779)

DJ CDX NA HY Series 6 Index 25-35% tranche	--		1,511,000	6/20/11	73 bp	(2,731)

DJ CDX NA HY Series 6 Index 25-35% tranche	4,049		248,000	6/20/11	(345 bp)	1,057

DJ CDX NA HY Series 6 Index 25-35% tranche	--		992,000	6/20/11	74 bp	(1,274)

DJ CDX NA IG Series 7 Index	967		1,629,000	12/20/13	(50 bp)	782

DJ CDX NA IG Series 7 Index, 7-10% tranche	--		1,629,000	12/20/13	53 bp	(215)

DJ iTraxx EUR Series 5 Index	7,928	EUR	1,305,000	6/20/13	(50 bp)	(3,037)

DJ iTraxx EUR Series 5 Index 6-9% tranche	--	EUR	1,305,000	6/20/13	57 bp	10,157

Ford Motor Co., 7.45%, 7/16/31	--		$165,000	9/20/07	(345 bp)	(656)

Ford Motor Co., 7.45%, 7/16/31	--		165,000	9/20/08	560 bp	2,891

General Motors Corp., 7 1/8%, 7/15/13	--		165,000	9/20/07	(335 bp)	(1,954)

General Motors Corp., 7 1/8%, 7/15/13	--		165,000	9/20/08	500 bp	4,164

Total						$(383,258)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $477,267,603.

(b) The aggregate identified cost on a tax basis is $475,984,402, resulting in gross unrealized appreciation and depreciation of $15,474,091 and $9,556,506, respectively, or net unrealized appreciation of $5,917,585.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2006 was $532,132 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $3,501,972. The fund received cash collateral of $3,580,260 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,325,526 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $136,016,854 and $119,677,264, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $770,032. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of September 30, 2006, the aggregate values of these securities totaled $673,450. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

(U) A portion of the position represents unfunded loan commitments. As of September 30, 2006, the fund had unfunded loan commitments of $241,279, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Unfunded
Borrower	commitments

CBRL Group, Inc.	$12,207
CR Gas Storage	29,697
Meg Energy Corp.	75,000
Trump Hotel & Casino Resort, Inc.	124,375
Totals	$241,279

At September 30, 2006, liquid assets totaling $113,865,430 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2006.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Argentina	1.1%
Brazil	0.5
Canada	1.1
Cayman Islands	1.5
France	3.2
Germany	1.7
Ireland	2.6
Japan	2.4
Luxembourg	0.7
Mexico	0.5
Russia	1.2
South Africa	0.5
Spain	0.5
Sweden	0.9
United Kingdom	2.3
United States	78.5
Other	0.8
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (93.9%)(a)
	Shares	Value

Aerospace and Defense (1.4%)
L-3 Communications Holdings, Inc.	8,150	$638,390
Lockheed Martin Corp.	14,970	1,288,318
Raytheon Co.	21,230	1,019,252
		2,945,960

Banking (8.3%)
Bank of America Corp.	196,350	10,518,470
PNC Financial Services Group	5,730	415,081
U.S. Bancorp	124,020	4,119,944
Wachovia Corp.	37,943	2,117,219
Washington Mutual, Inc.	12,270	533,377
		17,704,091

Beverage (0.2%)
Coca-Cola Enterprises, Inc.	18,250	380,148

Building Materials (3.6%)
Masco Corp.	151,494	4,153,965
Sherwin-Williams Co. (The)	63,630	3,549,281
		7,703,246

Capital Goods (0.2%)
Eaton Corp.	6,060	417,231

Chemicals (2.7%)
Dow Chemical Co. (The)	20,580	802,208
E.I. du Pont de Nemours & Co.	23,650	1,013,166
Lubrizol Corp. (The)	9,380	428,947
PPG Industries, Inc.	9,710	651,347
Rohm & Haas Co.	63,340	2,999,149
		5,894,817

Commercial and Consumer Services (0.3%)
Realogy Corp. (NON)	31,898	723,447

Computers (3.7%)
EMC Corp. (NON)	102,680	1,230,106
Hewlett-Packard Co.	59,100	2,168,379
IBM Corp.	56,768	4,651,570
		8,050,055

Conglomerates (3.7%)
Honeywell International, Inc.	54,670	2,236,003
Textron, Inc.	4,250	371,875
Tyco International, Ltd. (Bermuda)	187,510	5,248,405
		7,856,283

Consumer Finance (2.2%)
Capital One Financial Corp.	37,200	2,926,152
Countrywide Financial Corp.	48,805	1,710,127
		4,636,279

Consumer Goods (1.2%)
Colgate-Palmolive Co.	29,430	1,827,603
Procter & Gamble Co. (The)	11,720	726,406
		2,554,009

Electric Utilities (4.1%)
Edison International	40,580	1,689,751
FirstEnergy Corp.	64,360	3,595,150
Pepco Holdings, Inc.	8,200	198,194
PG&E Corp.	44,690	1,861,339
Public Service Enterprise Group, Inc.	24,680	1,510,169
		8,854,603

Electronics (0.3%)
Intel Corp.	31,700	652,069

Energy (0.2%)
Tidewater, Inc.	8,180	361,474

Financial (8.2%)
Assurant, Inc.	4,030	215,242
Citigroup, Inc.	211,905	10,525,321
Freddie Mac	11,350	752,846
JPMorgan Chase & Co.	57,910	2,719,454
MGIC Investment Corp.	51,469	3,086,596
PMI Group, Inc. (The)	4,760	208,536
		17,507,995

Food (1.1%)
Del Monte Foods Co.	18,990	198,446
General Mills, Inc.	38,000	2,150,800
		2,349,246

Health Care Services (0.3%)
McKesson Corp.	11,980	631,586

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	20,372	1,713,489

Insurance (6.9%)
ACE, Ltd. (Bermuda)	57,270	3,134,387
AFLAC, Inc.	10,240	468,582
Axis Capital Holdings, Ltd. (Bermuda)	40,910	1,419,168
Berkshire Hathaway, Inc. Class B (NON)	124	393,576
Chubb Corp. (The)	32,830	1,705,847
Everest Re Group, Ltd. (Barbados)	17,680	1,724,330
Fidelity National Title Group, Inc. Class A	47,240	990,150
PartnerRe, Ltd. (Bermuda)	19,570	1,322,345
Prudential Financial, Inc.	31,960	2,436,950
Willis Group Holdings, Ltd. (United Kingdom)	33,880	1,287,440
		14,882,775

Investment Banking/Brokerage (6.6%)
Allied Capital Corp.	130,300	3,936,363
Bear Stearns Cos., Inc. (The)	2,810	393,681
Goldman Sachs Group, Inc. (The)	29,970	5,070,025
Morgan Stanley	65,959	4,809,072
		14,209,141

Leisure (0.2%)
Brunswick Corp.	13,410	418,258

Machinery (1.6%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	22,630	859,487
Parker-Hannifin Corp.	34,350	2,670,026
		3,529,513

Manufacturing (0.4%)
Teleflex, Inc.	14,600	812,344

Media (0.3%)
Time Warner, Inc.	36,030	656,827

Medical Technology (1.3%)
Becton, Dickinson and Co.	16,303	1,152,133
PerkinElmer, Inc.	83,450	1,579,709
		2,731,842

Metals (0.6%)
Freeport-McMoRan Copper & Gold, Inc. Class B	17,590	936,843
Steel Dynamics, Inc.	5,460	275,457
		1,212,300

Oil & Gas (10.4%)
Chevron Corp.	64,450	4,180,227
Devon Energy Corp.	24,640	1,556,016
Exxon Mobil Corp.	175,390	11,768,670
Marathon Oil Corp.	50,800	3,906,520
Technip SA ADR (France)	7,290	415,311
Valero Energy Corp.	8,780	451,907
		22,278,651

Pharmaceuticals (7.4%)
Johnson & Johnson	62,700	4,071,738
Pfizer, Inc.	268,754	7,621,863
Watson Pharmaceuticals, Inc. (NON)	52,290	1,368,429
Wyeth	54,210	2,756,036
		15,818,066

Publishing (0.4%)
R. R. Donnelley & Sons Co.	26,890	886,294

Railroads (0.7%)
Norfolk Southern Corp.	35,880	1,580,514

Regional Bells (4.5%)
BellSouth Corp.	38,930	1,664,258
Verizon Communications, Inc.	215,419	7,998,508
		9,662,766

Restaurants (0.7%)
McDonald's Corp.	38,460	1,504,555

Retail (2.4%)
Barnes & Noble, Inc.	13,510	512,569
Foot Locker, Inc.	38,300	967,075
OfficeMax, Inc.	37,179	1,514,672
Supervalu, Inc.	71,270	2,113,156
		5,107,472

Software (1.2%)
Business Objects SA ADR (France) (NON)	7,290	248,516
McAfee, Inc. (NON)	19,190	469,387
Oracle Corp. (NON)	59,060	1,047,724
Symantec Corp. (NON)	35,090	746,715
		2,512,342

Technology Services (0.6%)
VeriSign, Inc. (NON)	67,150	1,356,430

Telecommunications (1.6%)
Citizens Communications Co.	67,130	942,505
Sprint Nextel Corp.	139,429	2,391,207
		3,333,712

Telephone (0.6%)
AT&T, Inc.	38,190	1,243,466

Tobacco (2.6%)
Altria Group, Inc.	35,340	2,705,277
Loews Corp. - Carolina Group	51,210	2,836,522
		5,541,799

Trucks & Parts (0.1%)
Autoliv, Inc. (Sweden)	5,660	311,923

Waste Management (0.3%)
Waste Management, Inc.	16,999	623,523

Total common stocks (cost $178,661,356)		$201,150,541

CONVERTIBLE PREFERRED STOCKS (2.9%)(a)
	Shares	Value

Alleghany Corp. 5.75% cv. pfd.	3,630	$1,035,911
Conseco, Inc. $1.375 cum. cv. pfd.	38,010	978,758
Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.	34,250	1,151,656
General Motors Corp. Ser. A, $1.125 cv. pfd.	18,300	452,925
Huntsman Corp. $2.50 cv. pfd.	24,550	988,138
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	16,165	440,496
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	38,970	1,188,585

Total convertible preferred stocks (cost $6,069,775)		$6,236,469

SHORT-TERM INVESTMENTS (2.6%)(a) (cost $5,607,273)
	Shares	Value

Putnam Prime Money Market Fund (e)	5,607,273	$5,607,273

TOTAL INVESTMENTS

Total investments (cost $190,338,404) (b)		$212,994,283

NOTES

(a) Percentages indicated are based on net assets of $214,212,256.

(b) The aggregate identified cost on a tax basis is $190,730,461, resulting in gross unrealized appreciation and depreciation of $25,554,104 and $3,290,282, respectively, or net unrealized appreciation of $22,263,822.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $95,847 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $29,271,208 and $29,400,432, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (58.6%)(a)

	Shares	Value

Banking (4.1%)
Bank of America Corp.	218,830	$11,722,723
U.S. Bancorp	85,200	2,830,344
Wachovia Corp.	32,200	1,796,760
Washington Mutual, Inc.	60,800	2,642,976
Wells Fargo & Co.	176,500	6,385,770
		25,378,573

Basic Materials (2.4%)
E.I. du Pont de Nemours & Co.	57,300	2,454,732
Freeport-McMoRan Copper & Gold, Inc. Class B	29,200	1,555,192
Martin Marietta Materials, Inc.	10,500	888,510
Nucor Corp.	44,100	2,182,509
Phelps Dodge Corp.	34,300	2,905,210
PPG Industries, Inc.	5,800	389,064
Rohm & Haas Co.	57,800	2,736,830
Steel Dynamics, Inc.	16,900	852,605
Temple Inland, Inc.	16,800	673,680
		14,638,332

Capital Goods (6.2%)
Boeing Co. (The)	49,250	3,883,362
Caterpillar, Inc.	49,300	3,243,940
Cooper Industries, Ltd. Class A	3,500	298,270
Cummins, Inc. (S)	34,200	4,077,666
Eaton Corp.	35,100	2,416,635
Emerson Electric Co.	7,000	587,020
Illinois Tool Works, Inc.	8,000	359,200
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	56,240	2,135,995
L-3 Communications Holdings, Inc.	12,400	971,292
Lockheed Martin Corp.	59,100	5,086,146
Parker-Hannifin Corp.	54,100	4,205,193
Raytheon Co.	101,000	4,849,009
Terex Corp. (NON)	41,300	1,867,586
Thomas & Betts Corp. (NON)	16,300	777,673
United Technologies Corp.	18,700	1,184,645
Waste Management, Inc.	57,900	2,123,772
		38,067,404

Communication Services (3.0%)
AT&T, Inc. (S)	144,300	4,698,408
Qwest Communications International, Inc. (NON)	164,200	1,431,824
Sprint Nextel Corp.	289,100	4,958,065
Verizon Communications, Inc.	199,140	7,394,068
		18,482,365

Conglomerates (3.1%)
3M Co.	30,000	2,232,600
General Electric Co.	220,900	7,797,770
Honeywell International, Inc.	66,100	2,703,490
Textron, Inc.	19,800	1,732,500
Tyco International, Ltd. (Bermuda)	168,300	4,710,717
		19,177,077

Consumer Cyclicals (4.9%)
Barnes & Noble, Inc.	10,200	386,988
Black & Decker Manufacturing Co.	28,400	2,253,540
Brunswick Corp.	19,200	598,848
Carnival Corp. (S)	24,000	1,128,720
Ford Motor Co.	95,300	770,977
Gap, Inc. (The) (S)	36,400	689,780
Home Depot, Inc. (The)	19,700	714,519
Lennar Corp. (S)	35,800	1,619,950
Masco Corp. (S)	147,000	4,030,740
Nordstrom, Inc.	32,000	1,353,600
NVR, Inc. (NON)	2,410	1,289,350
Office Depot, Inc. (NON)	63,200	2,509,040
OfficeMax, Inc.	81,400	3,316,236
R. R. Donnelley & Sons Co.	22,000	725,120
Realogy Corp. (NON)	49,775	1,128,897
Sherwin-Williams Co. (The)	14,300	797,654
Walt Disney Co. (The) (S)	117,500	3,631,925
Whirlpool Corp.	20,400	1,715,844
Wyndham Worldwide Corp. (NON)	39,180	1,095,865
		29,757,593

Consumer Finance (0.9%)
Capital One Financial Corp. (S)	34,230	2,692,532
Countrywide Financial Corp.	77,100	2,701,584
		5,394,116

Consumer Staples (3.8%)
Altria Group, Inc. (S) (SEG)	52,380	4,009,689
Coca-Cola Co. (The)	46,400	2,073,152
Coca-Cola Enterprises, Inc.	68,370	1,424,147
Colgate-Palmolive Co.	31,600	1,962,360
Comcast Corp. Class A (NON)(S)	46,800	1,724,580
General Mills, Inc.	47,600	2,694,160
Kroger Co.	31,500	728,910
Loews Corp. - Carolina Group	50,400	2,791,656
McDonald's Corp.	90,800	3,552,096
Pepsi Bottling Group, Inc. (The)	70,100	2,488,550
		23,449,300

Energy (5.0%)
Apache Corp.	16,500	1,042,800
BJ Services Co.	25,800	777,354
Cameron International Corp. (NON)	27,300	1,318,863
Chevron Corp.	9,600	622,656
ConocoPhillips	32,000	1,904,960
Devon Energy Corp.	21,000	1,326,150
EOG Resources, Inc.	14,400	936,720
Exxon Mobil Corp.	151,500	10,165,650
Marathon Oil Corp.	70,700	5,436,830
Newfield Exploration Co. (NON)	17,900	689,866
Occidental Petroleum Corp.	22,200	1,068,042
Pride International, Inc. (NON)	69,600	1,908,432
Rowan Cos., Inc.	34,700	1,097,561
Sunoco, Inc.	23,300	1,449,027
Tesoro Corp. (S)	5,700	330,486
Valero Energy Corp.	15,900	818,373
		30,893,770

Financial (6.2%)
Assurant, Inc.	13,700	731,717
Citigroup, Inc. (SEG)	322,700	16,028,509
JPMorgan Chase & Co.	175,400	8,236,784
Lehman Brothers Holdings, Inc.	46,000	3,397,560
MGIC Investment Corp. (S)	51,000	3,058,470
PMI Group, Inc. (The)	16,300	714,103
Radian Group, Inc. (S)	50,500	3,030,000
St. Paul Travelers Cos., Inc. (The)	57,500	2,696,174
		37,893,317

Health Care (3.4%)
AmerisourceBergen Corp.	65,400	2,956,079
Barr Pharmaceuticals, Inc. (NON)	14,000	727,160
Baxter International, Inc.	11,300	513,698
Becton, Dickinson and Co.	17,200	1,215,524
Biogen Idec, Inc. (NON)	7,900	352,972
Boston Scientific Corp. (NON)	79,800	1,180,242
Cardinal Health, Inc.	23,600	1,551,464
McKesson Corp.	85,100	4,486,472
Merck & Co., Inc.	78,300	3,280,770
Pfizer, Inc. (S)	60,600	1,718,616
Watson Pharmaceuticals, Inc. (NON)	41,600	1,088,672
WellPoint, Inc. (NON)	23,300	1,795,265
		20,866,934

Insurance (3.2%)
ACE, Ltd. (Bermuda)	21,700	1,187,641
American International Group, Inc.	36,100	2,391,986
Berkshire Hathaway, Inc. Class B (NON)	440	1,396,560
Chubb Corp. (The)	110,900	5,762,364
Everest Re Group, Ltd. (Barbados)	30,900	3,013,677
Genworth Financial, Inc. Class A	48,280	1,690,283
Hartford Financial Services Group, Inc. (The)	9,549	828,376
Prudential Financial, Inc.	42,500	3,240,625
		19,511,512

Investment Banking/Brokerage (3.5%)
Allied Capital Corp. (S)	81,950	2,475,709
Bear Stearns Cos., Inc. (The) (S)	16,100	2,255,610
Goldman Sachs Group, Inc. (The)	48,900	8,272,413
Morgan Stanley	111,600	8,136,756
		21,140,488

Technology (4.4%)

Accenture, Ltd. Class A (Bermuda)	57,600	1,826,496
Analog Devices, Inc.	50,299	1,478,287
Applied Materials, Inc.	106,100	1,881,153
Cisco Systems, Inc. (NON)	21,500	494,500
Dell, Inc. (NON)	80,600	1,840,904
Hewlett-Packard Co.	178,300	6,541,827
IBM Corp.	38,800	3,179,272
Intel Corp.	174,700	3,593,579
McAfee, Inc. (NON)	60,100	1,470,046
Motorola, Inc.	52,500	1,312,500
National Semiconductor Corp.	56,900	1,338,857
Oracle Corp. (NON)	19,900	353,026
VeriSign, Inc. (NON)	87,100	1,759,420
		27,069,867

Transportation (0.8%)
AMR Corp. (NON) (S)	76,000	1,758,640
Norfolk Southern Corp.	44,900	1,977,845
Southwest Airlines Co.	58,200	969,612
		4,706,097

Utilities & Power (3.7%)
AES Corp. (The) (NON) (S)	57,100	1,164,269
Dominion Resources, Inc.	11,790	901,817
DPL, Inc. (S)	23,800	645,456
Duke Energy Corp.	104,700	3,161,940
Edison International	71,900	2,993,916
Entergy Corp.	15,620	1,221,953
Exelon Corp. (S)	38,700	2,342,898
FirstEnergy Corp.	76,800	4,290,048
PG&E Corp. (S)	91,740	3,820,971
Wisconsin Energy Corp.	46,600	2,010,324
		22,553,592

Total common stocks (cost $302,760,777)		$358,980,337

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.6%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through
Certificates 7s, June 15, 2031	$6,339	$6,631

U.S. Government Agency Mortgage Obligations (18.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, June 1, 2035	245,086	242,405
5 1/2s, with due dates from November 1, 2018 to
April 1, 2020	233,349	233,446
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to July 1, 2032	25,527	27,789
8s, with due dates from October 1, 2025 to July 1, 2033	26,734	28,284
7 1/2s, with due dates from September 1, 2022 to
July 1, 2033	207,177	216,743
7s, with due dates from April 1, 2032 to
December 1, 2035	1,555,526	1,598,016
7s, with due dates from June 1, 2007 to
November 1, 2014	107,288	110,450
6 1/2s, with due dates from April 1, 2033 to
January 1, 2035	586,087	598,862
6 1/2s, February 1, 2016	16,004	16,349
6s, with due dates from December 1, 2032 to
June 1, 2036	1,020,960	1,026,300
6s, with due dates from April 1, 2016 to
November 1, 2016	6,488	6,596
6s, TBA, October 1, 2021	31,600,000	32,074,000
5 1/2s, with due dates from May 1, 2036 to
August 1, 2036	1,737,800	1,712,005
5 1/2s, with due dates from July 1, 2019 to
November 1, 2020	1,032,602	1,033,815
5 1/2s, TBA, November 1, 2036	26,750,000	26,344,572
5 1/2s, TBA, October 1, 2036	35,350,000	34,822,511
5s, with due dates from January 1, 2021 to
January 1, 2036	9,786,768	9,436,197
5s, with due dates from April 1, 2020 to
November 1, 2020	192,607	189,567
4 1/2s, with due dates from August 1, 2035 to
November 1, 2035	1,172,866	1,096,585
4 1/2s, June 1, 2020	50,114	48,403
4 1/2s, TBA, October 1, 2021	1,700,000	1,639,703
4 1/2s, TBA, November 1, 2020	1,700,000	1,639,650
		114,142,248

Total U.S. government and agency mortgage obligations (cost $113,857,272)		$114,148,879

U.S. TREASURY OBLIGATIONS (2.3%)(a)

	Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030	$6,755,000	$8,117,610
U.S. Treasury Notes
4 1/4s, August 15, 2013	2,145,000	2,100,089
3 1/4s, August 15, 2008	4,217,000	4,108,281

Total U.S. treasury obligations (cost $14,119,831)		$14,325,980

COLLATERALIZED MORTGAGE OBLIGATIONS (15.7%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029	$117,000	$117,237
Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	108,000	108,714
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.294s, 2029	250,000	261,838
FRB Ser. 97-D5, Class A5, 7.163s, 2043	73,000	79,091
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	169,860
Ser. 06-4, Class A4, 5.634s, 2046	400,000	407,956
Ser. 04-3, Class A5, 5.481s, 2039	580,000	586,705
Ser. 06-5, Class A4, 5.414s, 2016	440,000	441,536
Ser. 06-1, Class XC, Interest Only (IO), 0.046s, 2045	3,818,904	27,797
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	100,466
Ser. 02-PB2, Class XC, IO, 0.261s, 2035	2,744,049	51,451
Ser. 05-1, Class XW, IO, 0.16s, 2042	46,643,981	210,817
Ser. 05-4, Class XC, IO, 0.044s, 2045	11,227,326	81,461
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.28s, 2018	26,000	26,153
FRB Ser. 04-BBA4, Class G, 6.03s, 2018	61,000	61,180
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.33s, 2014	135,000	135,000
FRB Ser. 05-MIB1, Class K, 7.33s, 2022	111,000	109,854
FRB Ser. 05-ESHA, Class K, 7.13s, 2020	279,000	279,139
FRB Ser. 06-LAQ, Class M, 6.98s, 2021	154,000	154,465
FRB Ser. 06-LAQ, Class L, 6.88s, 2021	128,000	128,581
FRB Ser. 05-MIB1, Class J, 6.38s, 2022	244,000	245,118
FRB Ser. 05-ESHA, Class G, 6.21s, 2020	112,000	112,190
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	11,169,000	69,204
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015	521,855	8
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	246,709	247,888
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.63s, 2035	236,834	236,834
Ser. 04-2, IO, 1.72s, 2034	1,804,122	133,124
Ser. 04-3, IO, 1.6s, 2035	792,071	59,034
Ser. 06-2A, IO, 0.879s, 2036	470,049	41,538
Ser. 05-3A, IO, 0.775s, 2035	2,823,114	232,466
Ser. 05-1A, IO, 0.775s, 2035	1,016,722	77,724
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
05-PWR9, Class X1, IO, 0.045s, 2042	7,002,471	70,572
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.98s, 2018	270,000	270,000
FRB Ser. 05-LXR1, Class H, 6.53s, 2018	135,000	135,000
FRB Ser. 05-LXR1, Class G, 6.28s, 2018	135,000	135,000
Ser. 06-BBA7, Class X1A, IO, 1.765s, 2019	4,275,000	78,263
Ser. 05-LXR1, Class X1, IO, 0.818s, 2018	13,100,000	54,636
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	17,532,580	80,129
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.453s, 2032	151,000	169,138
Ser. 04-PR3I, Class X1, IO, 4.209s, 2041	1,069,759	23,481
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	73,000	77,828
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	597,152
Ser. 98-1, Class G, 6.56s, 2030	148,000	156,409
Ser. 98-1, Class H, 6.34s, 2030	227,000	193,322
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,
Class XC, IO, 0.077s, 2043	15,703,379	165,622
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.129s, 2046	10,745,166	62,956
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	490,500	492,041
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	269,165
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	3,616,000	3,472,471
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.83s, 2034	211,000	213,199
Ser. 06-CN2A, Class H, 5.756s, 2019	131,000	130,376
Ser. 06-CN2A, Class J, 5.756s, 2019	105,000	104,114
Ser. 03-LB1A, Class X1, IO, 0.325s, 2038	1,276,263	53,344

Ser. 05-LP5, Class XC, IO, 0.061s, 2043	11,165,437	118,633
Ser. 05-C6, Class XC, IO, 0.035s, 2044	12,405,849	84,323
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.921s, 2034	86,221	85,779
Ser. 06-OA10, Class XBI, IO, 1.401s, 2046	1,051,225	49,933
Ser. 05-24, Class 1AX, IO, 1.221s, 2035	3,706,447	70,897
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	2,261,341	64,222
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	176,041	516
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036	139,393	261
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	258,382	1,554
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	3,114,746	8,274
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 1.093s, 2035	2,521,351	61,458
Ser. 05-9, Class 1X, IO, 1.093s, 2035	2,144,797	50,188
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	722,000	726,791
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	385,000	381,527
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	238,659
Ser. 04-C2, Class A2, 5.416s, 2036	650,000	652,990
Ser. 05-C4, Class A5, 5.104s, 2038	1,979,000	1,944,747
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.28s, 2020	50,000	50,000
FRB Ser. 04-TF2A, Class J, 6.28s, 2016	189,000	188,851
FRB Ser. 05-TF2A, Class J, 6.23s, 2020	277,000	277,000
FRB Ser. 05-TFLA, Class H, 6.08s, 2020	50,000	50,000
FRB Ser. 04-TF2A, Class H, 6.03s, 2019	81,000	80,996
Ser. 01-CK1, Class AY, IO, 0.903s, 2035	9,013,000	239,056
Ser. 03-C3, Class AX, IO, 0.46s, 2038	9,653,007	402,300
Ser. 02-CP3, Class AX, IO, 0.46s, 2035	2,543,602	103,969
Ser. 05-C2, Class AX, IO, 0.091s, 2037	9,251,582	143,474
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	292,000	312,020
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	207,797
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	370,775
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	120,000	120,278
Fannie Mae
Ser. 03-W6, Class PT1, 9.721s, 2042	78,588	83,953
Ser. 04-T3, Class PT1, 9.6s, 2044	155,369	176,348
Ser. 02-T12, Class A4, 9 1/2s, 2042	33,213	35,109
Ser. 02-T4, Class A4, 9 1/2s, 2041	286,723	302,923
Ser. 02-T6, Class A3, 9 1/2s, 2041	67,066	70,339
IFB Ser. 06-62, Class PS, 7.92s, 2036	232,116	257,454
IFB Ser. 05-37, Class SU, 7.88s, 2035	412,360	448,717
IFB Ser. 06-76, Class QB, 7.62s, 2036	225,636	249,090
IFB Ser. 06-48, Class TQ, 7.62s, 2036	432,996	467,780
Ser. 02-26, Class A2, 7 1/2s, 2048	236,368	247,283
Ser. 05-W3, Class 1A, 7 1/2s, 2045	600,618	633,562
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	399,729	420,252
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	93,949	98,799
Ser. 04-W14, Class 2A, 7 1/2s, 2044	45,661	48,001
Ser. 04-W8, Class 3A, 7 1/2s, 2044	450,509	474,039
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	184,057	193,583
Ser. 04-W2, Class 5A, 7 1/2s, 2044	807,252	849,023
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	282,878	297,140
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	140,778	147,980
Ser. 03-W1, Class 2A, 7 1/2s, 2042	89,559	93,534
Ser. 03-W4, Class 4A, 7 1/2s, 2042	43,875	45,837
Ser. 02-T18, Class A4, 7 1/2s, 2042	125,495	131,502
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	417,131	437,002
Ser. 02-T16, Class A3, 7 1/2s, 2042	554,563	580,851
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	370,000	387,748
Ser. 02-W6, Class 2A, 7 1/2s, 2042	323,337	338,164
Ser. 02-T12, Class A3, 7 1/2s, 2042	156,151	162,967
Ser. 02-W4, Class A5, 7 1/2s, 2042	602,703	630,251
Ser. 02-W1, Class 2A, 7 1/2s, 2042	351,712	366,239
Ser. 02-14, Class A2, 7 1/2s, 2042	68,692	71,772
Ser. 01-T10, Class A2, 7 1/2s, 2041	203,754	212,420
Ser. 02-T4, Class A3, 7 1/2s, 2041	91,821	95,761
Ser. 02-T6, Class A2, 7 1/2s, 2041	586,868	610,864
Ser. 01-T12, Class A2, 7 1/2s, 2041	229,538	239,273
Ser. 01-T8, Class A1, 7 1/2s, 2041	578,712	602,047
Ser. 01-T7, Class A1, 7 1/2s, 2041	626,498	650,703
Ser. 01-T3, Class A1, 7 1/2s, 2040	42,084	43,803
Ser. 01-T1, Class A1, 7 1/2s, 2040	101,321	105,618
Ser. 99-T2, Class A1, 7 1/2s, 2039	21,845	22,948
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	151,055	157,807
Ser. 02-T1, Class A3, 7 1/2s, 2031	144,770	151,225
Ser. 00-T6, Class A1, 7 1/2s, 2030	166,989	174,337
Ser. 02-W7, Class A5, 7 1/2s, 2029	76,034	79,573
Ser. 01-T4, Class A1, 7 1/2s, 2028	449,714	473,904
Ser. 02-W3, Class A5, 7 1/2s, 2028	96,175	100,489
IFB Ser. 06-30, Class KN, 7.38s, 2036	716,414	730,522
IFB Ser. 06-63, Class SP, 7.32s, 2036	245,939	270,152
IFB Ser. 06-60, Class TK, 7.28s, 2036	102,984	108,283
Ser. 02-26, Class A1, 7s, 2048	193,543	199,916
Ser. 04-T3, Class 1A3, 7s, 2044	252,946	262,597
Ser. 03-W3, Class 1A2, 7s, 2042	91,910	95,124
Ser. 02-T16, Class A2, 7s, 2042	197,013	203,883

Ser. 02-14, Class A1, 7s, 2042	71,785	74,062
Ser. 02-T4, Class A2, 7s, 2041	38,170	39,360
Ser. 01-W3, Class A, 7s, 2041	71,467	73,943
Ser. 05-W4, Class 1A3, 7s, 2035	123,660	128,701
Ser. 04-W1, Class 2A2, 7s, 2033	884,249	917,600
IFB Ser. 05-74, Class SK, 5.473s, 2035	428,079	432,625
IFB Ser. 05-74, Class CS, 5.363s, 2035	263,366	265,041
IFB Ser. 05-74, Class CP, 5.207s, 2035	231,656	236,052
IFB Ser. 05-76, Class SA, 5.207s, 2034	327,529	328,340
IFB Ser. 06-70, Class US, 5.17s, 2032	364,411	365,021
IFB Ser. 05-57, Class CD, 5.138s, 2035	210,440	212,200
IFB Ser. 06-8, Class PK, 5.08s, 2036	417,880	415,745
IFB Ser. 06-27, Class SP, 5.023s, 2036	299,000	303,455
IFB Ser. 06-8, Class HP, 5.023s, 2036	372,369	375,372
IFB Ser. 06-8, Class WK, 5.023s, 2036	566,505	565,388
IFB Ser. 05-106, Class US, 5.023s, 2035	561,353	570,780
IFB Ser. 05-99, Class SA, 5.023s, 2035	276,572	276,503
Ser. 06-104, Class CS, 5s, 2036	261,000	265,429
IFB Ser. 05-114, Class SP, 4.923s, 2036	158,474	153,323
IFB Ser. 05-45, Class DA, 4.877s, 2035	415,844	417,721
IFB Ser. 05-74, Class DM, 4.84s, 2035	529,329	529,187
IFB Ser. 05-45, Class DC, 4.767s, 2035	346,536	346,624
IFB Ser. 06-60, Class CS, 4.547s, 2036	106,139	101,771
IFB Ser. 05-57, Class DC, 4.453s, 2034	374,172	373,495
IFB Ser. 05-45, Class PC, 4.26s, 2034	185,265	183,760
IFB Ser. 05-95, Class OP, 3.892s, 2035	141,000	131,121
IFB Ser. 05-106, Class JC, 3.597s, 2035	102,662	93,525
IFB Ser. 05-83, Class QP, 3.536s, 2034	94,346	87,865
IFB Ser. 02-89, Class S, IO, 2.87s, 2033	463,284	43,143
IFB Ser. 02-36, Class QH, IO, 2.72s, 2029	17,898	171
IFB Ser. 06-90, Class SE, IO, 2.47s, 2036	324,890	29,367
IFB Ser. 03-66, Class SA, IO, 2.32s, 2033	506,627	38,947
Ser. 03-W12, Class 2, IO, 2.235s, 2043	1,268,070	71,963
IFB Ser. 03-48, Class S, IO, 2.22s, 2033	221,915	17,164
Ser. 03-W10, Class 1, IO, 1.954s, 2043	4,312,561	189,979
Ser. 03-W10, Class 3, IO, 1.927s, 2043	785,212	36,234
IFB Ser. 05-113, Class AI, IO, 1.9s, 2036	108,296	7,446
IFB Ser. 05-113, Class DI, IO, 1.9s, 2036	3,969,274	234,632
IFB Ser. 04-24, Class CS, IO, 1.82s, 2034	657,625	46,034
IFB Ser. 03-122, Class SA, IO, 1.77s, 2028	907,741	44,243
IFB Ser. 03-122, Class SJ, IO, 1.77s, 2028	958,125	47,595
IFB Ser. 06-60, Class DI, IO, 1.74s, 2035	324,764	17,153
IFB Ser. 04-60, Class SW, IO, 1.72s, 2034	1,220,811	84,764
IFB Ser. 05-65, Class KI, IO, 1.67s, 2035	2,453,377	127,445
Ser. 03-W8, Class 12, IO, 1.639s, 2042	2,984,890	130,734
IFB Ser. 05-42, Class SA, IO, 1.47s, 2035	1,015,386	56,978
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	12,143	8
IFB Ser. 05-73, Class SI, IO, 1.42s, 2035	259,907	14,509
IFB Ser. 05-17, Class ES, IO, 1.42s, 2035	532,312	33,994
IFB Ser. 05-17, Class SY, IO, 1.42s, 2035	247,319	15,563
IFB Ser. 05-82, Class SY, IO, 1.4s, 2035	1,198,956	60,141
IFB Ser. 05-45, Class SR, IO, 1.39s, 2035	1,625,660	83,037
IFB Ser. 05-95, Class CI, IO, 1.37s, 2035	573,143	35,062
IFB Ser. 05-84, Class SG, IO, 1.37s, 2035	1,011,204	59,531
IFB Ser. 05-69, Class AS, IO, 1.37s, 2035	261,679	14,026
IFB Ser. 05-54, Class SA, IO, 1.37s, 2035	1,142,203	55,325
IFB Ser. 05-23, Class SG, IO, 1.37s, 2035	797,353	48,798
IFB Ser. 05-29, Class SX, IO, 1.37s, 2035	947,701	52,878
IFB Ser. 05-57, Class CI, IO, 1.37s, 2035	693,028	36,226
IFB Ser. 05-17, Class SA, IO, 1.37s, 2035	720,218	42,926
IFB Ser. 05-17, Class SE, IO, 1.37s, 2035	766,474	45,027
IFB Ser. 05-57, Class DI, IO, 1.37s, 2035	1,676,754	85,076
IFB Ser. 04-92, Class S, IO, 1.37s, 2034	811,466	46,786
IFB Ser. 05-104, Class SI, IO, 1.37s, 2033	1,344,645	79,522
IFB Ser. 05-83, Class QI, IO, 1.36s, 2035	148,070	10,123
IFB Ser. 05-92, Class SC, IO, 1.35s, 2035	1,351,241	78,954
IFB Ser. 05-73, Class SD, IO, 1.35s, 2035	659,303	42,915
IFB Ser. 05-83, Class SL, IO, 1.34s, 2035	2,622,682	129,384
IFB Ser. 06-20, Class IG, IO, 1.32s, 2036	3,460,630	150,136
Ser. 03-W6, Class 11, IO, 1.286s, 2035	157,360	128
IFB Ser. 06-44, Class IS, IO, 1.27s, 2036	756,910	39,132
IFB Ser. 06-45, Class SM, IO, 1.27s, 2036	838,388	37,308
IFB Ser. 06-42, Class IB, IO, 1.26s, 2036	691,900	29,939
IFB Ser. 06-20, Class IB, IO, 1.26s, 2036	1,483,127	62,056
IFB Ser. 05-95, Class OI, IO, 1.26s, 2035	94,492	6,499
IFB Ser. 06-92, Class JI, IO, 1 1/4s, 2036	281,000	16,318
IFB Ser. 06-85, Class TS, IO, 1.23s, 2036	885,730	37,710
IFB Ser. 06-61, Class SE, IO, 1.22s, 2036	1,083,164	47,388
IFB Ser. 03-112, Class SA, IO, 1.17s, 2028	491,882	14,904
Ser. 03-W17, Class 12, IO, 1.159s, 2033	1,139,683	44,373
Ser. 03-T2, Class 2, IO, 0.827s, 2042	4,462,557	91,379
IFB Ser. 05-67, Class BS, IO, 0.82s, 2035	674,570	19,697
IFB Ser. 05-74, Class SE, IO, 0.77s, 2035	2,221,773	62,882
IFB Ser. 05-82, Class SI, IO, 0.77s, 2035	2,157,042	65,385
IFB Ser. 05-87, Class SE, IO, 0.72s, 2035	5,057,253	140,900
Ser. 03-W3, Class 2IO1, IO, 0.684s, 2042	417,337	7,534
Ser. 03-W6, Class 51, IO, 0.678s, 2042	1,347,718	22,380
IFB Ser. 05-58, Class IK, IO, 0.67s, 2035	573,971	25,416
IFB Ser. 04-54, Class SW, IO, 0.67s, 2033	307,585	8,909
Ser. 01-T12, Class IO, 0.569s, 2041	2,168,456	28,184
Ser. 03-W2, Class 1, IO, 0.47s, 2042	2,350,542	26,442

Ser. 03-W3, Class 1, IO, 0.439s, 2042	4,549,009	41,723
Ser. 02-T1, Class IO, IO, 0.429s, 2031	1,852,800	17,679
Ser. 03-W6, Class 3, IO, 0.365s, 2042	1,784,433	16,228
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,961,082	17,245
Ser. 03-W4, Class 3A, IO, 0.332s, 2042	1,737,646	15,801
Ser. 03-W8, Class 11, IO, 0.03s, 2042	538,640	42
Ser. 03-W6, Class 21, IO, 0.004s, 2042	380,581	3
Ser. 371, Class 1, Principal Only (PO), zero %, 2036	259,108	218,632
Ser. 05-113, Class DO, PO, zero %, 2036	610,481	491,235
Ser. 367, Class 1, PO, zero %, 2036	164,623	121,615
Ser. 363, Class 1, PO, zero %, 2035	2,110,107	1,559,039
Ser. 361, Class 1, PO, zero %, 2035	1,242,477	995,186
Ser. 04-38, Class AO, PO, zero %, 2034	668,495	484,136
Ser. 342, Class 1, PO, zero %, 2033	247,924	193,807
Ser. 02-82, Class TO, PO, zero %, 2032	188,877	151,633
Ser. 04-61, Class CO, PO, zero %, 2031	420,000	336,984
FRB Ser. 05-117, Class GF, zero %, 2036	127,666	120,186
FRB Ser. 05-65, Class ER, zero %, 2035	392,546	388,155
FRB Ser. 05-57, Class UL, zero %, 2035	403,096	402,149
FRB Ser. 05-36, Class QA, zero %, 2035	75,592	73,080
FRB Ser. 05-65, Class CU, zero %, 2034	67,774	84,895
FRB Ser. 05-81, Class DF, zero %, 2033	54,044	56,313
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	34,992	36,993
Ser. T-60, Class 1A3, 7 1/2s, 2044	691,432	727,035
Ser. T-59, Class 1A3, 7 1/2s, 2043	307,824	324,427
Ser. T-58, Class 4A, 7 1/2s, 2043	182,702	191,317
Ser. T-57, Class 1A3, 7 1/2s, 2043	517,623	542,310
Ser. T-51, Class 2A, 7 1/2s, 2042	235,421	245,591
Ser. T-42, Class A5, 7 1/2s, 2042	99,490	103,844
Ser. T-41, Class 3A, 7 1/2s, 2032	432,756	451,431
Ser. T-60, Class 1A2, 7s, 2044	666,343	691,495
Ser. T-41, Class 2A, 7s, 2032	33,078	34,093
Ser. T-56, Class A, IO, 0.605s, 2043	1,889,444	25,259
Ser. T-56, Class 3, IO, 0.358s, 2043	1,363,884	15,679
Ser. T-56, Class 1, IO, 0.28s, 2043	1,707,027	13,435
Ser. T-56, Class 2, IO, 0.045s, 2043	1,547,025	4,538
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	392,324	421,477
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.952s, 2033	3,855,587	230,412
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	380,430
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	129,255
Ser. 97-C1, Class A3, 7.38s, 2029	47,795	47,792
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	443,000	476,921
Freddie Mac
IFB Ser. 2990, Class LB, 3.323s, 2034	411,893	378,219
IFB Ser. 3153, Class UK, 7.44s, 2036	265,780	302,239
IFB Ser. 3182, Class PS, 7.28s, 2032	316,913	346,054
IFB Ser. 3202, Class PS, 7.26s, 2036	108,993	115,876
IFB Ser. 3153, Class SX, 6.6s, 2036	101,057	107,620
IFB Ser. 3081, Class DC, 5.175s, 2035	223,784	221,986
IFB Ser. 2996, Class SA, 5.143s, 2035	192,742	182,257
IFB Ser. 3114, Class GK, 5.08s, 2036	144,570	144,209
IFB Ser. 2976, Class KL, 4.84s, 2035	388,148	382,288
IFB Ser. 2990, Class DP, 4.73s, 2034	339,574	334,698
IFB Ser. 2979, Class AS, 4.73s, 2034	98,682	97,757
IFB Ser. 3065, Class DC, 3.87s, 2035	335,264	310,242
IFB Ser. 3050, Class SA, 3.55s, 2034	239,112	217,545
IFB Ser. 2990, Class WP, 3.277s, 2035	264,928	251,162
IFB Ser. 2927, Class SI, IO, 3.17s, 2035	611,050	65,229
IFB Ser. 2828, Class GI, IO, 2.17s, 2034	674,079	60,281
IFB Ser. 2869, Class SH, IO, 1.97s, 2034	348,453	20,275
IFB Ser. 2869, Class JS, IO, 1.92s, 2034	1,650,136	94,388
IFB Ser. 2815, Class PT, IO, 1.72s, 2032	668,321	45,634
IFB Ser. 2828, Class TI, IO, 1.72s, 2030	322,428	19,346
IFB Ser. 3033, Class SF, IO, 1.47s, 2035	479,521	19,181
IFB Ser. 3028, Class ES, IO, 1.42s, 2035	1,619,065	113,818
IFB Ser. 2922, Class SE, IO, 1.42s, 2035	905,386	44,703
IFB Ser. 3045, Class DI, IO, 1.4s, 2035	4,705,257	208,726
IFB Ser. 3136, Class NS, IO, 1.37s, 2036	1,020,035	60,360
IFB Ser. 3118, Class SD, IO, 1.37s, 2036	1,511,535	62,578
IFB Ser. 3054, Class CS, IO, 1.37s, 2035	369,113	18,398
IFB Ser. 3107, Class DC, IO, 1.37s, 2035	1,652,208	114,091
IFB Ser. 3129, Class SP, IO, 1.37s, 2035	674,792	33,107
IFB Ser. 3066, Class SI, IO, 1.37s, 2035	1,095,664	73,985
IFB Ser. 2927, Class ES, IO, 1.37s, 2035	491,893	23,575
IFB Ser. 2950, Class SM, IO, 1.37s, 2016	684,173	36,877
IFB Ser. 3031, Class BI, IO, 1.36s, 2035	312,560	22,284
IFB Ser. 3067, Class SI, IO, 1.32s, 2035	1,277,648	88,272
IFB Ser. 2986, Class WS, IO, 1.32s, 2035	382,744	11,277
IFB Ser. 2962, Class BS, IO, 1.32s, 2035	2,018,182	97,002
IFB Ser. 3114, Class TS, IO, 1.32s, 2030	2,332,028	104,913
IFB Ser. 3114, Class BI, IO, 1.32s, 2030	910,497	38,656
IFB Ser. 3128, Class JI, IO, 1.3s, 2036	1,150,416	71,139
IFB Ser. 2990, Class LI, IO, 1.3s, 2034	599,552	38,147
IFB Ser. 3065, Class DI, IO, 1.29s, 2035	241,405	15,767

IFB Ser. 3145, Class GI, IO, 1.27s, 2036	925,311	60,298
IFB Ser. 3114, Class GI, IO, 1.27s, 2036	348,023	23,378
IFB Ser. 3174, Class BS, IO, 1.19s, 2036	760,947	30,273
IFB Ser. 3152, Class SY, IO, 1.15s, 2036	735,447	47,215
IFB Ser. 3081, Class DI, IO, 1.15s, 2035	307,534	16,960
IFB Ser. 3199, Class S, IO, 1.12s, 2036	364,723	17,737
IFB Ser. 3016, Class SP, IO, 0.78s, 2035	315,459	9,369
IFB Ser. 3016, Class SQ, IO, 0.78s, 2035	741,519	23,506
IFB Ser. 2937, Class SY, IO, 0.77s, 2035	294,848	7,725
IFB Ser. 2957, Class SW, IO, 0.67s, 2035	1,622,746	47,222
IFB Ser. 2815, Class S, IO, 0.67s, 2032	723,042	20,294
Ser. 236, PO, zero %, 2036	1,127,972	885,294
Ser. 3045, Class DO, PO, zero %, 2035	359,838	289,607
Ser. 231, PO, zero %, 2035	10,776,852	8,037,370
Ser. 228, PO, zero %, 2035	2,503,381	1,959,034
Ser. 3130, Class KO, PO, zero %, 2034	103,229	81,188
FRB Ser. 3022, Class TC, zero %, 2035	56,960	60,974
FRB Ser. 3003, Class XF, zero %, 2035	354,588	357,081
FRB Ser. 2958, Class FL, zero %, 2035	146,902	135,495
FRB Ser. 3046, Class WF, zero %, 2035	79,162	77,315
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	879,000	851,583
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.067s, 2043	6,711,160	56,860
Ser. 05-C3, Class XC, IO, 0.048s, 2045	31,104,707	162,802
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.057s, 2036	131,000	140,509
Ser. 03-C2, Class A2, 5.461s, 2040	828,000	838,309
Ser. 04-C2, Class A4, 5.301s, 2038	1,281,000	1,277,746
Ser. 97-C1, Class X, IO, 1.543s, 2029	601,526	17,801
Ser. 05-C1, Class X1, IO, 0.155s, 2043	12,348,055	223,327
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	202,580
Ser. 06-C1, Class XC, IO, 0.044s, 2045	17,930,271	121,872
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 4.994s, 2034	426,224	422,205
IFB Ser. 05-66, Class SP, 3.067s, 2035	202,195	184,757
IFB Ser. 04-86, Class SW, IO, 1.42s, 2034	755,773	40,507
IFB Ser. 06-26, Class S, IO, 1.17s, 2036	3,036,483	150,098
IFB Ser. 05-65, Class SI, IO, 1.02s, 2035	811,131	32,600
IFB Ser. 05-68, Class SI, IO, 0.97s, 2035	2,739,799	122,960
IFB Ser. 06-14, Class S, IO, 0.92s, 2036	782,699	28,881
IFB Ser. 05-51, Class SJ, IO, 0.87s, 2035	811,924	34,317
IFB Ser. 05-68, Class S, IO, 0.87s, 2035	1,592,584	65,436
IFB Ser. 05-28, Class SA, IO, 0.87s, 2035	1,957,944	65,833
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.04s, 2037	24,996,924	112,291
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.108s, 2042	19,391,455	315,111
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	575,000	576,949
Ser. 05-GG4, Class A4B, 4.732s, 2039	724,000	691,198
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.58s, 2015	75,000	75,422
Ser. 98-C1, Class F, 6s, 2030	173,000	173,586
Ser. 03-C1, Class X1, IO, 0.287s, 2040	2,710,111	49,248
Ser. 04-C1, Class X1, IO, 0.116s, 2028	6,191,638	50,065
Ser. 05-GG4, Class XC, IO, 0.109s, 2039	14,369,291	281,211
Ser. 06-GG6, Class XC, IO, 0.039s, 2038	14,845,936	51,033
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	135,181
Ser. 06-CB14, Class AM, 5.63s, 2044	684,000	690,867
Ser. 06-CB16, Class A4, 5.552s, 2045	495,000	501,267
Ser. 06-CB14, Class A4, 5.481s, 2044	1,311,000	1,326,575
Ser. 05-CB11, Class A4, 5.335s, 2037	899,000	905,181
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	239,435
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	29,974,503	28,101
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	155,422
Ser. 04-FL1A, Class X1A, IO, 2.045s, 2019	453,501	1,134
Ser. 03-ML1A, Class X1, IO, 0.513s, 2039	6,876,151	252,752
Ser. 05-LDP2, Class X1, IO, 0.09s, 2042	20,773,184	357,039
Ser. 05-CB12, Class X1, IO, 0.084s, 2037	7,539,878	82,467
Ser. 05-LDP1, Class X1, IO, 0.06s, 2046	5,086,768	49,278
Ser. 05-LDP3, Class X1, IO, 0.05s, 2042	11,075,178	84,794
Ser. 05-LDP4, Class X1, IO, 0.046s, 2042	15,029,889	143,254
Ser. 06-LDP6, Class X1, IO, 0.04s, 2043	4,785,011	26,168
Ser. 05-LDP5, Class X1, IO, 0.037s, 2044	46,985,144	220,243
Ser. 06-CB14, Class X1, IO, 0.037s, 2044	7,702,126	36,104
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	92,176
Ser. 99-C1, Class G, 6.41s, 2031	97,000	91,242
Ser. 98-C4, Class G, 5.6s, 2035	84,000	82,957
Ser. 98-C4, Class H, 5.6s, 2035	143,000	138,392
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	905,000	895,920
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	233,264
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.139s, 2040	7,670,371	166,331
Ser. 05-C2, Class XCL, IO, 0 1/8s, 2040	32,990,607	350,452

Ser. 05-C5, Class XCL, IO, 0.112s, 2020	9,453,674	136,829
Ser. 05-C7, Class XCL, IO, 0.081s, 2040	17,090,941	159,564
Ser. 06-C1, Class XCL, IO, 0.071s, 2041	14,055,114	155,454
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.08s, 2014	220,000	220,220
FRB Ser. 04-LLFA, Class H, 6.28s, 2017	137,000	137,557
FRB Ser. 05-LLFA, 6.13s, 2018	57,000	57,000
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.82s, 2036	1,241,000	45,192
IFB Ser. 06-5, Class 1A3, IO, 0.07s, 2036	339,000	1,681
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3,
Class E, 7.12s, 2030	82,000	87,858
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.073s, 2043	9,515,869	128,985
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.237s, 2044	5,119,274	49,393
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.403s, 2040	326,634	108,300
Ser. 05-C3, Class X, IO, 5.558s, 2044	391,708	124,949
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.715s, 2043	1,430,717	90,547
Ser. 05-HQ6, Class X1, IO, 0.086s, 2042	12,077,842	123,137
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	538,858
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	279,371
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	74,000	75,457
Ser. 04-RR, Class F5, 6s, 2039	220,000	192,533
Ser. 04-RR, Class F6, 6s, 2039	230,000	191,450
Ser. 05-HQ5, Class X1, IO, 0.085s, 2042	14,611,308	115,863
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2,
Class A1, 6.96s, 2033	31,587	31,822
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.094s, 2030	124,000	127,409
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.79s,
2042 (United Kingdom)	319,000	318,999
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	510,129
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	138,336
Ser. 00-C2, Class J, 6.22s, 2033	127,000	129,184
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.9s, 2034 (Ireland)	343,000	345,573
Ser. 04-1A, Class E, 6.65s, 2034 (Ireland)	135,000	136,013
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015	451,252	196
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	100,000	88,023
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	62,000	52,344
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	41,000	35,926
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	1,884,000	1,894,004
Ser. 05-C17, Class A4, 5.083s, 2042	943,000	926,828
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	409,761
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.63s, 2018	100,000	99,163
Ser. 03-C3, Class IOI, IO, 0.361s, 2035	2,384,800	72,795
Ser. 06-C23, Class XC, IO, 0.051s, 2045	8,439,590	52,663
Ser. 06-C26, Class XC, IO, 0.045s, 2045	3,361,854	12,506
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	30,000	28,987
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.2s, 2031 (Cayman Islands)	186,000	195,165

Total collateralized mortgage obligations (cost $97,008,625)		$96,357,330

ASSET-BACKED SECURITIES (6.7%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.67s, 2034	$80,444	$80,500
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	62,979	61,728
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.38s, 2013	217,000	219,565
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	12,986	12,820
Ser. 04-6N, Class Note, 4 3/4s, 2035	20,120	19,831
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.74s,
2029	313,334	314,540
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.83s, 2012	660,810	660,913
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 3A, 3.71s, 2034	174,169	173,272
FRB Ser. 04-3, Class 2A, 3.59s, 2034	155,949	154,809
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	47,737	47,710
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.83s, 2036	157,000	134,185
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	135,913

Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.83s, 2035	71,000	56,395
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.7s, 2034	43,234	43,284
FRB Ser. 05-HE1, Class A3, 5.62s, 2035	71,384	71,445
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.83s, 2036	34,000	27,608
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.03s, 2033	100,869	101,019
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.464s, 2034	1,927,879	8,916
Ser. 05-E, Class 2, IO, 0.306s, 2035	4,669,000	29,838
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.36s, 2011	130,000	131,771
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	112,630
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.924s, 2039	569,000	569,410
Ser. 04-B, Class A1, 5.828s, 2039	683,452	683,449
FRB Ser. 03-F, Class A, 5.824s, 2043	191,111	191,589
FRB Ser. 04-D, Class A, 5.714s, 2044	297,128	297,327
Ser. 04-D, Class A, IO, 3.938s, 2007	1,340,422	28,375
Ser. 05-B, Class A, IO, 3.595s, 2039	2,803,285	84,549
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.68s, 2038	97,179	98,238
FRB Ser. 03-SSRA, Class A, 6.03s, 2038	97,179	97,752
FRB Ser. 04-SSRA, Class A1, 5.93s, 2039	195,004	195,609
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.598s, 2034	431,697	431,693
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.888s, 2034	83,233	82,883
Ser. 05-5, Class 21A1, 4.688s, 2035	504,709	500,682
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	50,000	49,750
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	906	904
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.33s, 2035	100,000	82,688
FRB Ser. 06-PC1, Class M9, 7.08s, 2035	100,000	82,063
FRB Ser. 03-3, Class A2, 5.92s, 2043	234,634	235,184
FRB Ser. 03-1, Class A1, 5.83s, 2042	74,387	74,387
FRB Ser. 05-3, Class A1, 5.78s, 2035	230,474	230,474
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.08s, 2010	60,000	61,366
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	31,723	31,233
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.83s, 2011 (Cayman Islands)	74,452	77,432
FRB Ser. 04-AA, Class B3, 8.68s, 2011 (Cayman Islands)	15,183	15,484
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.51s, 2008	315,000	334,688
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	19,221	18,966
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	17,558	16,801
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.587s, 2010	130,000	131,428
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WMC1,
Class M10, 8.83s, 2035	34,000	30,972
Conseco Finance Securitizations Corp.
Ser. 02-1, Class M2, 9.546s, 2033	240,000	144,000
Ser. 02-2, Class A, IO, 8 1/2s, 2033	599,342	130,434
Ser. 00-4, Class A6, 8.31s, 2032	1,096,000	944,464
Ser. 00-5, Class A6, 7.96s, 2032	217,000	187,768
Ser. 01-4, Class A4, 7.36s, 2033	781,000	808,323
Ser. 01-1, Class A5, 6.99s, 2032	1,160,000	1,137,166
Ser. 01-3, Class A4, 6.91s, 2033	727,000	699,258
Ser. 02-1, Class A, 6.681s, 2033	756,373	767,287
Ser. 01-1, Class A4, 6.21s, 2032	165,009	165,120
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.387s, 2007	383,000	389,224
Countrywide Alternative Loan Trust IFB Ser. 06-26CB,
Class A2, IO, 0.47s, 2036	559,328	1,494
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	14,705	14,662
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	13,751	13,582
Ser. 04-14N, 5s, 2036	11,880	11,787
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.302s, 2035	688,020	685,628
Ser. 06-0A5, Class X, IO, 1.543s, 2046	1,844,708	83,877
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	182,036	191,626
IFB Ser. 05-R1, Class 1AS, IO, 0.806s, 2035 (SN)	1,569,369	51,741
IFB Ser. 06-R1, Class AS, IO, 0.743s, 2036 (SN)	1,930,022	60,730
IFB Ser. 05-R3, Class AS, IO, 0.707s, 2035 (SN)	1,248,596	34,510
IFB Ser. 05-R2, Class 1AS, IO, 0.415s, 2035 (SN)	914,483	29,941
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	188,000	187,985
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	41,459	41,045
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	131,000	134,544
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.87s, 2035	93,000	93,168

Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	11,013	1,046
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.818s, 2035	311,304	309,420
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	38,432	38,456
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	270,000	263,832
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	26,575	24,651
Ser. 04-3, Class A, 4 1/2s, 2034	4,380	4,365
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	111,000	110,202
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.81s, 2010	241,480	241,683
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.63s, 2019	169,000	169,003
Ser. 04-1A, Class B, 6.18s, 2018	36,587	36,881
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012	266,000	264,459
GEBL 144A
Ser. 04-2, Class D, 8.08s, 2032	117,282	117,282
Ser. 04-2, Class C, 6.18s, 2032	117,282	117,281
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	631,950	16,589
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.9s, 2041 (United Kingdom)	211,259	213,339
FRB Ser. 02-1, Class 1C, 6.8s, 2042 (United Kingdom)	146,073	146,580
FRB Ser. 02-2, Class 1C, 6 3/4s, 2043 (United Kingdom)	130,000	130,930
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,480,000	1,309,356
Ser. 97-6, Class A9, 7.55s, 2029	98,786	102,351
Ser. 97-4, Class A7, 7.36s, 2029	190,489	191,680
Ser. 97-6, Class A8, 7.07s, 2029	44,931	45,786
Ser. 97-7, Class A8, 6.86s, 2029	137,768	138,284
Ser. 99-3, Class A7, 6.74s, 2031	285,000	275,624
Ser. 99-3, Class A6, 6 1/2s, 2031	147,000	145,986
Ser. 99-3, Class A5, 6.16s, 2031	9,322	9,380
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	470,816	436,452
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.479s, 2045	1,467,736	42,197
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	140,731	139,689
GSAMP Trust 144A
Ser. 05-NC1, Class N, 5s, 2035	18,433	18,392
Ser. 04-NIM2, Class N, 4 7/8s, 2034	21,803	21,709
Ser. 04-NIM1, Class N2, zero %, 2034	19,818	14,596
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	55,548	59,234
Ser. 05-RP3, Class 1A3, 8s, 2035	174,465	184,362
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	144,408	150,769
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	172,316	182,110
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	199,693	208,457
IFB Ser. 05-RP1, Class 1AS, IO, 0.898s, 2035 (SN)	1,270,089	39,971
IFB Ser. 04-4, Class 1AS, IO, 0.72s, 2034 (SN)	8,655,960	279,968
IFB Ser. 06-RP1, Class 1AS, IO, 0.468s, 2036 (SN)	3,725,177	91,972
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.863s, 2035	308,555	304,778
FRB Ser. 04-12, Class 2A2, 3.554s, 2034	164,341	162,198
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.88s, 2030 (Cayman Islands)	250,000	250,850
FRB Ser. 05-1A, Class D, 6.86s, 2030 (Cayman Islands)	291,000	291,000
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035	160,456	157,528
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.65s, 2036 (Cayman Islands)	368,155	357,019
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.227s,
2040 (United Kingdom)	92,000	92,147
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034	8,003	7,903
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	54,000	53,228
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.33s, 2036 (Cayman Islands)	270,000	286,875
FRB Ser. 02-1A, Class FFL, 8.08s, 2037 (Cayman Islands)	460,000	460,162
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	1,172,303	8,243
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	586,159	4,121
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.83s, 2036	166,000	138,372
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.58s, 2032	338,443	236,910
Ser. 02-A IO, 0.3s, 2032	13,052,617	141,858
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	37,494	37,290
FRB Ser. 02-1A, Class A1, 6.03s, 2024	146,567	147,678
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.666s, 2034	106,359	106,889
Ser. 04-13, Class 3A6, 3.786s, 2034	461,000	442,691
Ser. 06-OA1, Class X, IO, 1.781s, 2046	949,205	43,456

Ser. 04-03, Class 4AX, IO, 1.417s, 2034	374,335	8,348
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	1,000,985	2,803
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	2,608	2,593
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	130,984	136,435
Ser. 05-1, Class 1A4, 7 1/2s, 2034	228,788	238,344
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.944s, 2027	543,605	516,425
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.293s, 2035	895,663	891,884
Ser. 04-WMC3, Class B3, 5s, 2035	55,000	53,867
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	4,912	4,844
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	5,404	5,303
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	2,571	2,533
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	7,181	7,023
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	7,573	7,492
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	2,097	2,074
Metris Master Trust FRB Ser. 04-2, Class C, 6.68s, 2010	136,000	136,068
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	57,141	56,588
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	34,487	34,356
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.62s, 2035	102,301	102,353
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	35,657	35,510
Ser. 04-HB2, Class E, 5s, 2012	47,822	47,139
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.398s, 2035	863,349	862,622
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.895s, 2015 (Cayman Islands)	138,000	138,566
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	93,939	92,105
Ser. 04-B, Class C, 3.93s, 2012	37,281	36,382
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	187,000	181,027
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.53s, 2038 (Cayman Islands)	67,000	67,293
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.437s, 2035	72,971	75,594
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	68,486	71,910
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	211,962	168,091
Ser. 95-B, Class B1, 7.55s, 2021	78,000	51,480
Ser. 02-C, Class A1, 5.41s, 2032	543,766	468,588
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	87,752	77,941
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.702s, 2018 (Ireland)	79,000	80,148
FRB Ser. 05-A, Class D, 6.902s, 2012 (Ireland)	92,000	91,991
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.83s, 2035	30,000	27,122
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	55,000	53,881
Park Place Securities, Inc. 144A
FRB Ser. 05-WCW2, Class M11, 7.83s, 2035	142,000	100,820
FRB Ser. 04-MHQ1, Class M10, 7.83s, 2034	58,000	53,766
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	8,372	8,341
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.54s,
2042 (United Kingdom)	160,000	161,707
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.39s, 2011 (United Kingdom)	275,000	273,280
FRB Ser. 04-2A, Class C, 6.27s, 2011 (United Kingdom)	109,000	107,913
Provident Funding Mortgage Loan Trust FRB Ser. 05-2,
Class 1A1A, 4.391s, 2035	423,383	421,630
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 7.18s, 2011	147,000	148,061
FRB Ser. 04-EA, Class D, 6.26s, 2011	100,000	100,798
Ser. 04-DA, Class D, 4.4s, 2011	120,000	117,689
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.925s, 2034	53,263	51,981
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.08s, 2035	150,000	133,542
Ser. 04-NT, Class Note, 5s, 2034	19,733	18,944
Ser. 04-N10B, Class A1, 5s, 2034	4,025	4,007
Ser. 04-NT12, Class Note, 4.7s, 2035	4,142	4,133
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.22s, 2036	175,619	2,113
Residential Funding Mortgage Ser. 04-S5, Class 2A1,
4 1/2s, 2019	768,198	724,565
Residential Funding Mortgage Securities I FRB Ser.
05-SA2, Class 1A, 4.692s, 2035	214,495	213,012
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.584s, 2033	297,158	297,250
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	783	157
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	13,839	1,384
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	37,553	3,153
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	705	70
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	5,185	415

Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	7,266	363
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	1,340	134
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	3,137	314
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	10,677	10,653
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	2,559	2,552
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	16,726	16,609
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	32,914	32,722
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)	39,780	39,464
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	52,741	52,460
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)	32,149	32,001
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)	4,281	300
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)	2,251	2,234
Ser. 04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands)	21,568	5,392
Ser. 04-RM2N, Class NA, 4s, 2035 (Cayman Islands)	1,377	1,375
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.83s, 2035	82,000	71,238
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.293s, 2035	396,020	394,725
Ser. 04-12, Class 1A2, 4.963s, 2034	198,337	199,380
Ser. 04-10, Class 1A1, 4.909s, 2034	151,257	152,109
Ser. 04-8, Class 1A3, 4.676s, 2034	24,884	24,985
Ser. 04-6, Class 1A, 4.371s, 2034	639,099	641,751
Ser. 05-9, Class AX, IO, 0.948s, 2035	5,064,036	72,922
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.68s, 2034	148,387	148,402
Structured Asset Investment Loan Trust 144A
FRB Ser. 06-BNC2, Class B1, 7.83s, 2036	24,000	21,487
FRB Ser. 05-HE3, Class M11, 7.83s, 2035	166,000	136,463
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.575s, 2015	713,400	713,178
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 5.143s, 2034	413,399	381,951
Ser. 03-40A, Class 1A, 5.112s, 2034	68,865	69,810
Ser. 04-8, Class 1A1, 4.676s, 2034	122,074	122,570
IFB Ser. 05-6, Class 5A8, 3.24s, 2035	647,371	540,121
Structured Asset Securities Corp. 144A
IFB Ser. 05-RF6, Class AIO, IO, 0.786s, 2043 (SN)	1,053,697	32,061
IFB Ser. 05-RF4, Class AIO, IO, 0.734s, 2035 (SN)	1,100,231	32,673
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5 3/4s, 2035	63,353	63,387
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	184,000	188,577
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.099s, 2036	529,228	526,212
FRB Ser. 05-AR2, Class 2A1, 4.546s, 2035	225,293	221,643
Ser. 05-AR9, Class 1A2, 4.353s, 2035	216,950	212,700
FRB Ser. 04-R, Class 2A1, 4.354s, 2034	230,854	226,537
Ser. 05-AR12, Class 2A5, 4.319s, 2035	2,803,000	2,743,961
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	76,214
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s, 2012	94,717	93,528
Ser. 04-3, Class D, 4.07s, 2012	55,688	55,074
Ser. 04-4, Class D, 3.58s, 2012	24,682	24,286
Ser. 04-1, Class D, 3.17s, 2011	22,935	22,721
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.385s, 2044 (United Kingdom)	257,000	257,005
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	44,712	44,465

Total asset-backed securities (cost $41,641,386)		$40,863,115

CORPORATE BONDS AND NOTES (4.5%)(a)

	Principal amount	Value

Basic Materials (0.1%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$200,000	$192,098
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	87,125
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	160,000	157,690
Lafarge SA notes 6 1/2s, 2016 (France)	45,000	46,013
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	60,000	58,525
Newmont Mining Corp. notes 5 7/8s, 2035	90,000	84,456
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)	65,000	71,070
Weyerhaeuser Co. debs. 7.95s, 2025	125,000	135,763
		832,740

Capital Goods (0.1%)
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	65,000	61,750
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015	80,000	77,800
Legrand SA debs. 8 1/2s, 2025 (France)	120,000	135,900
Lockheed Martin Corp. 144A notes 6.15s, 2036	155,000	162,424
Raytheon Co. debs. 6 3/4s, 2018	75,000	82,092
		519,966

Communication Services (0.4%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	65,000	66,203
AT&T Corp. sr. notes 8s, 2031	90,000	110,003
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	310,000	396,304
France Telecom notes 8 1/2s, 2031 (France)	50,000	65,237
France Telecom notes 7 3/4s, 2011 (France)	45,000	49,301
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	85,000	86,525
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	105,000	104,606
Southwestern Bell Telephone debs. 7s, 2027	180,000	184,523
Sprint Capital Corp. company guaranty 6.9s, 2019	120,000	124,879
Sprint Capital Corp. company guaranty 6 7/8s, 2028	235,000	238,163
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	55,000	52,078
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	15,000	14,225
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	135,000	125,092
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	175,000	185,106
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	80,000	95,268
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	121,839
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	154,076
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	50,000	46,678
		2,220,106

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	101,498

Consumer Cyclicals (0.3%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	85,393
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	87,118
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	125,000	130,243
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (S)	155,000	158,724
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	235,000	233,895
Ford Motor Credit Corp. notes 6 3/8s, 2008	135,000	129,730
General Motors Acceptance Corp. bonds 8s, 2031	115,000	120,242
General Motors Acceptance Corp. FRN 6.457s, 2007	255,000	253,567
General Motors Acceptance Corp. FRN Ser. MTN, 6.243s,
2007	235,000	234,207
General Motors Acceptance Corp. notes 7s, 2012	115,000	114,537
GTECH Holdings Corp. notes 4 3/4s, 2010	90,000	90,392
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017	60,000	54,873
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	11,230
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	137,375
Office Depot, Inc. notes 6 1/4s, 2013	79,000	80,775
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	91,307
Park Place Entertainment Corp. sr. notes 7s, 2013	60,000	61,682
		2,075,290

Consumer Staples (0.5%)
Chancellor Media Corp. company guaranty 8s, 2008	95,000	99,332
Comcast Corp. company guaranty 4.95s, 2016	170,000	158,509
Cox Communications, Inc. notes 6 3/4s, 2011	130,000	135,394
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	125,000	134,161
CVS Corp. sr. unsec 6 1/8s, 2016	20,000	20,466
CVS Corp. 144A pass-through certificates 6.117s, 2013	140,529	142,224
Dean Foods Co. company guaranty 7s, 2016	95,000	95,000
Delhaize America, Inc. company guaranty 8 1/8s, 2011	190,000	203,925
Diageo PLC company guaranty 8s, 2022	230,000	280,940
Fortune Brands, Inc. notes 5 3/8s, 2016	165,000	157,388
Kroger Co. company guaranty 6 3/4s, 2012	60,000	63,070
News America, Inc. company guaranty 6.4s, 2035	205,000	201,050
News America, Inc. debs. 7 1/4s, 2018	195,000	214,769
TCI Communications, Inc. debs. 9.8s, 2012	95,000	112,212
TCI Communications, Inc. debs. 8 3/4s, 2015	95,000	112,494
TCI Communications, Inc. debs. 7 7/8s, 2013	265,000	296,117
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	23,097
Time Warner, Inc. debs. 9.15s, 2023	85,000	105,605
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	349,555
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	85,000	84,831
		2,990,139

Energy (0.2%)
Amerada Hess Corp. bonds 7 7/8s, 2029	165,000	194,986
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	185,000	188,509
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	95,000	95,939
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013
(S)	140,000	142,975
Enterprise Products Operating LP company guaranty Ser.

B, 6 3/8s, 2013	85,000	87,276
Forest Oil Corp. sr. notes 8s, 2011	80,000	82,800
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	75,000	74,516
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	87,525
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	35,000	36,571
Sunoco, Inc. notes 4 7/8s, 2014	75,000	71,334
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	100,000	115,841
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Bermuda)	115,000	117,285
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	65,000	64,016
		1,359,573

Financial (1.8%)
American Express Co. FRN 6.8s, 2066	120,000	126,832
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	235,000	252,054
Bank One Corp. sub. notes 5 1/4s, 2013	40,000	39,806
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	150,000	142,503
Block Financial Corp. notes 5 1/8s, 2014	100,000	95,295
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.205s, 2012 (Cayman Islands)	399,000	396,140
Brandywine Operating Partnership LP notes 5 3/4s, 2012
(R)	70,000	70,425
Capital One Capital III company guaranty 7.686s, 2036	230,000	245,063
CIT Group, Inc. sr. notes 5s, 2015	95,000	91,250
CIT Group, Inc. sr. notes 5s, 2014	465,000	449,517
Citigroup, Inc. sub. notes 5s, 2014	79,000	76,968
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	100,000	102,760
CNA Financial Corp. unsecd. notes 6s, 2011	100,000	101,401
Colonial Properties Trust notes 6 1/4s, 2014 (R)	100,000	102,144
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	110,000	125,831
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	160,000	155,999
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	50,000	49,488
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	110,000	106,064
ERP Operating LP notes 6.584s, 2015	80,000	85,149
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	165,000	173,085
Fleet Capital Trust V bank guaranty FRN 6.39s, 2028	135,000	134,684
Fund American Cos. Inc. notes 5 7/8s, 2013	185,000	183,367
GATX Financial Corp notes 5.8s, 2016	80,000	79,041
Greenpoint Capital Trust I company guaranty 9.1s, 2027	75,000	79,750
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	55,000	55,098
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	105,000	102,312
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	105,000	110,381
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	55,000	55,004
HRPT Properties Trust notes 6 1/4s, 2016 (R)	80,000	82,371
HSBC Finance Capital Trust IX FRN 5.911s, 2035	500,000	499,884
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	100,000	100,734
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	215,000	214,930
International Lease Finance Corp. notes 4 3/4s, 2012	80,000	77,729
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	225,000	223,945
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	125,000	132,773
JPMorgan Chase Capital XX jr. sub. Ser. T, 6.55s, 2036	145,000	146,315
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	265,000	259,856
Lehman Brothers E-Capital Trust I FRN 6.173s, 2065	325,000	326,760
Lehman Brothers Holdings, Inc. notes Ser. MTN, 5 1/2s,
2016	10,000	9,963
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	307,040
Lincoln National Corp. FRB 7s, 2066	170,000	178,059
Loews Corp. notes 5 1/4s, 2016	70,000	67,870
MetLife, Inc. notes 5.7s, 2035	105,000	102,029
MetLife, Inc. notes 5s, 2015	165,000	159,740
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2009 (Cayman Islands)	100,000	105,900
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	49,836
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	92,031
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	72,914
NB Capital Trust IV company guaranty 8 1/4s, 2027	395,000	414,398
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	70,000	68,405
Nuveen Investments, Inc. sr. notes 5s, 2010	70,000	68,676
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	165,000	171,138
PNC Bank NA notes 4 7/8s, 2017	140,000	132,861
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	125,000	125,314
Prudential Holdings LLC 144A bonds 8.695s, 2023	210,000	258,865
Rouse Co LP/TRC Co-Issuer Inc. sr. notes 6 3/4s, 2013	95,000	94,938
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	87,056
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	255,000	284,619
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	50,000	58,313
Safeco Capital Trust I company guaranty 8.072s, 2037	190,000	199,924
Simon Property Group LP unsub. 5 3/4s, 2015 (R)	100,000	100,802
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	100,000	97,910
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	10,000	9,871

Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	245,000	258,869
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049	120,000	123,593
Transamerica Capital III company guaranty 7 5/8s, 2037	150,000	168,758
UBS AG/Jersey Branch FRN 8.39s, 2008 (Jersey)	310,000	318,138
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	160,000	178,053
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	250,000	255,197
Westfield Group sr. notes 5.7s, 2016 (Australia)	115,000	114,724
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	140,000	139,199
		10,727,711

Health Care (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008	85,000	85,366
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	55,000	52,658
Hospira, Inc. notes 5.9s, 2014	60,000	59,722
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	40,000	40,700
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	80,000	80,500
WellPoint, Inc. notes 5s, 2014	70,000	67,665
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	85,000	83,283
Wyeth notes 5 1/2s, 2014	335,000	335,634
		805,528

Technology (0.1%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	114,720
Avnet, Inc. notes 6s, 2015	105,000	102,452
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	130,000	121,474
Xerox Corp. sr. notes 6.4s, 2016	145,000	144,275
		482,921

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	75,000	80,625
BNSF Funding Trust I company guaranty FRB 6.613s, 2055	320,000	321,628
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	3,573	3,645
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	81,648	82,873
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	180,000	181,297
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	65,000	66,114
		736,182

Utilities & Power (0.8%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	135,000	134,252
Appalachian Power Co. sr. notes 5.8s, 2035	55,000	51,943
Arizona Public Services Co. notes 6 1/2s, 2012	140,000	144,491
Atmos Energy Corp. notes 4.95s, 2014	155,000	146,605
Beaver Valley II Funding debs. 9s, 2017	215,000	243,045
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	25,000	25,170
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	140,000	151,840
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	70,000	81,690
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	130,000	127,574
Consolidated Natural Gas Co. sr. notes 5s, 2014	70,000	66,470
Consumers Energy Co. 1st mtge. 5s, 2012	165,000	161,209
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	55,000	54,469
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	105,000	103,139
Dominion Resources, Inc. jr. ub. notes FRN 6.3s, 2066	405,000	404,109
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	35,000	34,101
Enbridge Energy Partners LP sr. notes 5.35s, 2014	70,000	67,374
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	135,000	126,497
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	60,000	61,907
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	70,000	71,925
Kansas Gas & Electric bonds 5.647s, 2021	55,000	53,263
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	95,000	95,067
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036	335,000	338,619
Monongahela Power Co. 1st mtge. 5s, 2006	235,000	235,000
Monongahela Power Co. 144A 1st mtge. 5.7s, 2017	100,000	100,488
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	53,957
Nevada Power Co. 2nd mtge. 9s, 2013	49,000	53,464
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	95,000	94,572
Oncor Electric Delivery Co. debs. 7s, 2022	190,000	205,904
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	20,000	22,687
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	110,000	110,419
Potomac Edison Co. 1st mtge. 5.35s, 2014	40,000	39,319
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012 (S)	125,121	126,231

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015			90,000	88,671
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016			135,000	134,910
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009			60,000	62,302
Public Service Co. of New Mexico sr. notes 4.4s, 2008			60,000	58,844
Southern California Edison Co. 1st mtge. 5s, 2014			30,000	29,278
Southern California Edison Co. notes 6.65s, 2029			170,000	183,852
Teco Energy, Inc. notes 7.2s, 2011			150,000	156,375
TransAlta Corp. notes 5 3/4s, 2013 (Canada)			95,000	94,808
Westar Energy, Inc. 1st mtge. 5.15s, 2017			15,000	14,295
Westar Energy, Inc. 1st mtge. 5.1s, 2020			110,000	101,934
				4,712,069

Total corporate bonds and notes (cost $27,608,491)				$27,563,723

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)

			Shares	Value

Hartford Financial Services Group, Inc. (The) $3.00
cv. pfd.			9,659	$735,291
Huntsman Corp. $2.50 cv. pfd.			15,200	611,800
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda) (S)			33,700	768,360

Total convertible preferred stocks (cost $1,920,532)				$2,115,451

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)

	Expiration		Contract amount	Value
	date/strike price

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/5.28		11,932,000	$226,094
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/5.28		11,932,000	120,770

Total purchased options outstanding (cost $585,264)				$346,864

MUNICIPAL BONDS AND NOTES (0.0%)(a)

	Rating (RAT)		Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$140,000	$145,002
NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s,
1/1/16	Aaa		50,000	47,156

Total municipal bonds and notes (cost $189,593)				$192,158

WARRANTS (0.0%)(a)(NON) (cost $0)

	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$1.325	1,180	$16,839

SHORT-TERM INVESTMENTS (13.0%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)			$24,828,298	$24,767,700
Putnam Prime Money Market Fund (e)			54,666,962	54,666,962

Total short-term investments (cost $79,434,662)				$79,434,662

TOTAL INVESTMENTS

Total investments (cost $679,126,433)(b)				$734,345,338

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro Dollar	$235,366	$237,034	12/20/06	$(1,668)

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	216	$51,205,500	Mar-07	$(20,275)
Euro-Dollar 90 day (Long)	24	5,707,500	Sep-07	9,235
Euro-Dollar 90 day (Long)	23	5,461,638	Jun-07	7,400
Euro-Dollar 90 day (Long)	23	5,443,238	Dec-06	3,100
Euro-Dollar 90 day (Short)	236	56,173,900	Dec-07	27,846
S&P 500 Index E-Mini (Long)	104	6,996,600	Dec-06	101,872
U.S. Treasury Bond 20 yr (Long)	22	2,472,938	Dec-06	(9,386)
U.S. Treasury Note 10 yr (Long)	494	53,382,875	Dec-06	323,449
U.S. Treasury Note 2 yr (Short)	476	97,342,000	Dec-06	(25,166)
U.S. Treasury Note 5 yr (Short)	203	21,419,672	Dec-06	(28,179)

Total				$389,896

WRITTEN OPTIONS OUTSTANDING at 9/30/06 (premiums received $1,261,482) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5,
2017.	$12,220,000	Jun-07/4.55	$57,510
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July
5, 2017.	12,220,000	Jun-07/4.55	622,098
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar-08/5.225	131,488
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar-08/5.225	121,724

Total			$932,820

TBA SALE COMMITMENTS OUTSTANDING at 9/30/06 (proceeds receivable $53,151,303) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, October 1, 2036	$35,350,000	10/12/06	$34,822,511
FNMA, 5 1/2s, November 1, 2036	16,000,000	11/13/06	15,757,501
FNMA, 5s, September 1, 2021	1,000,000	9/18/06	982,656
FNMA, 4 1/2s, October 1, 2021	1,700,000	10/17/06	1,639,650

Total			$53,202,318

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(224,375)

482,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	461

7,400,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	31,384

500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	21,107

410,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	15,373

990,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	35,967

2,740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	83,133

13,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	50,866

14,400,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(459,041)

13,480,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	304,688

3,900,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	180,404

4,247,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(33,545)

Citibank, N.A.
12,130,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(135,495)

570,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(16,325)

Credit Suisse First Boston International

1,590,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(38,260)

10,700,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	254,245

Credit Suisse International
711,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	3,321
536,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	1,559

Goldman Sachs International
618,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(27,203)

1,720,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(44,669)

1,750,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(5,588)

5,434,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	2,476

JPMorgan Chase Bank, N.A.
6,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	42,150

12,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(605,508)

11,300,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	301,861

20,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	85,358

1,659,000	8/2/15	4.6570%	3 month USD-LIBOR-BBA	(58,093)

8,280,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(402,652)

590,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	25,737

2,380,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	74,233

12,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(284,816)

2,050,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(7,974)

6,366,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	1,924

497,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(4,609)

20,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	342,377

14,320,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(202,897)

Lehman Brothers International (Europe)
29,597,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(901,206)

9,007,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(139,266)

Lehman Brothers Special Financing, Inc.
16,520,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	56,289

17,860,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(215,750)

23,574,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	110,083

Total				$(1,782,276)

(E) See Note 2 to the financial statements regarding extended effective dates. / See Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$2,270,000	11/1/06	7.5 bp plus beginning of period	The spread return of	$527
		nominal spread of Lehman	Lehman Brothers AAA
		Brothers AAA 8.5+ Commercial	8.5+ CMBS Index adjusted
		Mortgage Backed Securities	by modified duration
		Index	factor

Deutsche Bank AG London
2,270,000	11/1/06		The spread return of	325
		5 bp plus nominal spread of	Lehman Brothers AAA
		Lehman Brothers AAA 8.5+	8.5+ CMBS Index adjusted
		Commercial Mortgage Backed	by modified duration
		Securities Index	factor

Goldman Sachs International
2,130,000	11/1/06			330
		5 bp plus change in spread of	The spread return of
		Lehman Brothers AAA 8.5+	Lehman Brothers AAA
		Commercial Mortgage Backed	8.5+ CMBS Index adjusted
		Securities Index multiplied by	by modified duration
		the modified duration factor	factor

519,000	9/15/11	678 bp (1 month USD-LIBOR-BBA)	Ford Credit Auto Owner Trust	285
Series 2005-B Class D

9,700,000	12/1/06			21,767
		5 bp plus change in spread of	The spread return of
		Lehman Brothers Aaa 8.5+	Lehman Brothers Aaa
		Commercial Mortgage Backed	8.5+ CMBS Index adjusted
		Securities Index multiplied by	by modified duration
		the modified duration factor	factor

Total				$23,234

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications Corp. 7 5/8%, 6/15/12	$--	$105,000	9/20/11	(111 bp)	$(322)

L-3 Communications Corp. 7 5/8%, 6/15/12	--	40,000	6/20/11	(101 bp)	(28)

Waste Management, 7.375%, 8/1/10	--	--	9/20/12	64 bp	31

Citibank, N.A.
DJ CDX NA HY Series 6 Index	68	54,750	6/20/11	(345 bp)	(592)

DJ CDX NA HY Series 6 Index	447	27,500	6/20/11	(345 bp)	115

DJ CDX NA HY Series 6 Index 25-35% tranche	--	219,000	6/20/11	80 bp	277

DJ CDX NA HY Series 6 Index 25-35% tranche	--	110,000	6/20/11	74 bp	20

Deutsche Bank AG
DJ CDX NA IG Series 7	--	481,000	12/20/13	(50 bp)	(204)

DJ CDX NA IG Series 7 Index 7-10% tranche	--	481,000	12/20/13	55 bp	309

France Telecom, 7.25%, 1/28/13	--	250,000	6/20/16	70 bp	991
Goldman Sachs International
Any one of the underlying securities in the basket
of BB CMBS securities	--	1,087,000	(a)	2.461%	74,035

DJ CDX NA IG Series 5 Index	(9,126)	3,625,000	12/20/10	(45 bp)	(24,776)

DJ CDX NA HY Series 6 Index	168	67,250	6/20/11	(345 bp)	(643)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	269,000	6/20/11	85 bp	912

DJ CDX NA IG Series 6 Index	--	828,000	6/20/13	55 bp	5,504

DJ CDX NA IG Series 6 Index	355	828,000	6/20/13	(50 bp)	(86)

DJ CDX NA IG Series 7 Index	--	802,000	12/20/13	(50 bp)	456

DJ CDX NA IG Series 7 Index 7-10% tranche	--	802,000	12/20/13	56 bp	968

Noble Energy, Inc., 8%, 4/1/27	--	160,000	6/20/13	60 bp	(91)

JPMorgan Chase Bank, N.A.
DJ CDX NA IG Series 5	13,471	4,360,000	12/20/10	(45 bp)	(5,354)

DJ CDX NA IG Series 5 Index	7,328	3,435,000	12/20/10	(45 bp)	(7,502)

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6 Index	403	53,750	6/20/11	(345 bp)	(246)

DJ CDX NA HY Series 6 Index	663	66,250	6/20/11	(345 bp)	(136)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	215,000	6/20/11	74 bp	226

DJ CDX NA HY Series 6 Index 25-35% tranche	--	265,000	6/20/11	72 bp	52

DJ CDX NA IG Series 5 Index	(526)	1,630,000	12/20/10	(45 bp)	(7,563)

DJ CDX NA IG Series 4 Index	(1,185)	885,000	12/20/10	(45 bp)	(5,006)

DJ CDX NA IG Series 5 Index	3,127	1,390,000	12/20/10	(45 bp)	(2,874)

DJ CDX NA IG Series 5 Index	(3,308)	1,815,000	12/20/10	(45 bp)	(11,144)

DJ CDX NA IG Series 6 Index	5,059	4,385,000	6/20/11	(40 bp)	(1,922)

Hilton Hotels, 7 5/8%, 12/1/12	--	205,000	6/20/13	94 bp	(2,926)

Merrill Lynch International
DJ CDX NA IG Series 5 Index	(541)	840,000	12/20/10	(45 bp)	(4,168)

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6 Index	688	68,750	6/20/11	(345 bp)	(141)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	275,000	6/20/11	73 bp	(497)

DJ CDX NA HY Series 6 Index 25-35% tranche	452	46,750	6/20/11	(345 bp)	(112)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	187,000	6/20/11	74 bp	(240)

DJ CDX NA IG Series 7 Index	495	833,000	12/20/13	(50 bp)	417

DJ CDX NA IG Series 7 Index, 7-10% tranche	--	833,000	12/20/13	53 bp	(109)

Total					$7,631

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $612,614,865.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $685,061,491, resulting in gross unrealized appreciation and depreciation of $61,042,330 and $11,758,483, respectively, or net unrealized appreciation of $49,283,847.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $23,957,890. The fund received cash collateral of $24,767,700 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,114,872 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $244,314,833 and $256,910,287, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $753,573. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the value of these securities was adjusted. As of September 30, 2006, the aggregate value of these securities totaled $653,567. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

At September 30, 2006, liquid assets totaling $76,771,588 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2006.

AMBAC represents AMBAC Indemnity Corporation.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (67.7%)(a)

	Shares	Value

Banking (6.1%)
Allied Irish Banks PLC (Ireland)	13,217	$351,554
Australia & New Zealand Banking Group, Ltd. (Australia)	17,370	347,088
Bank of America Corp.	33,195	1,778,256
Bank of Fukuoka, Ltd. (The) (Japan)	41,000	302,374
Bank of Hawaii Corp.	3,600	173,376
Bank of Ireland (Ireland)	5,373	105,008
Bankunited Financial Corp. Class A	4,500	117,315
Barclays PLC (United Kingdom)	94,083	1,184,345
Bayerische Hypo-Und Vereinsbank AG (Germany)	4,000	175,652
BNP Paribas SA (France)	12,186	1,309,642
Center Financial Corp.	4,300	102,254
Chiba Bank, Ltd. (The) (Japan)	33,000	295,369
Citizens Banking Corp.	8,300	217,958
City Holding Co.	5,150	205,331
Commerzbank AG (Germany)	9,940	336,405
Corus Bankshares, Inc. (S)	26,500	592,540
DBS Group Holdings, Ltd. (Singapore)	27,000	326,783
Depfa Bank PLC (Ireland)	14,747	272,333
Downey Financial Corp.	3,700	246,198
Financial Institutions, Inc.	3,800	88,768
First Regional Bancorp (NON)	3,000	102,210
FirstFed Financial Corp. (NON) (S)	7,040	399,309
Frontier Financial Corp. (S)	5,700	147,858
HBOS PLC (United Kingdom)	50,700	1,000,899
Intervest Bancshares Corp. (NON)	6,800	296,208
iShares MSCI Malaysia Index Fund	1,100	8,426
ITLA Capital Corp.	1,700	91,392
KBC Groupe SA (Belgium)	7,682	808,078
KeyCorp	9,700	363,168
Mizuho Financial Group, Inc. (Japan)	77	596,358
Nara Bancorp, Inc.	9,700	177,413
Nordea AB (Sweden)	125,500	1,644,441
PFF Bancorp, Inc.	3,900	144,456
PNC Financial Services Group	6,400	463,616
Republic Bancorp, Inc.	9,501	126,648
Societe Generale (France)	11,200	1,780,333
Southwest Bancorp, Inc.	4,300	111,026
Sterling Financial Corp.	5,200	168,636
Sumitomo Mitsui Financial Group, Inc. (Japan)	29	304,172
Trustmark Corp.	6,100	191,723
U.S. Bancorp	28,268	939,063
UnionBanCal Corp.	14,790	900,711
Vineyard National Bancorp	4,100	106,436
W Holding Co., Inc. (Puerto Rico)	21,200	125,292
Wachovia Corp.	21,321	1,189,712
Washington Mutual, Inc.	16,700	725,949
Wells Fargo & Co.	46,890	1,696,480
West Coast Bancorp	2,400	73,296
Westpac Banking Corp. (Australia)	45,163	763,824
		23,975,682

Basic Materials (3.3%)
AK Steel Holding Corp. (NON)	15,000	182,100
Albany International Corp.	5,200	165,464
Balfour Beatty PLC (United Kingdom)	20,006	153,851
BASF AG (Germany)	4,921	394,670
BlueScope Steel, Ltd. (Australia)	19,024	91,845
Builders FirstSource, Inc. (NON)	5,100	77,673
Carpenter Technology Corp.	4,650	499,922
Chaparral Steel Co. (NON)	5,900	200,954
Clariant AG (Switzerland) (NON)	18,399	248,040
Cleveland-Cliffs, Inc.	3,300	125,763
Coeur d'Alene Mines Corp. (NON)	11,400	53,694
Dow Chemical Co. (The)	12,900	502,842
Eagle Materials, Inc.	5,750	193,660
Fletcher Building, Ltd. (New Zealand)	146,469	821,178
Grief, Inc. Class A	3,600	288,396
H.B. Fuller Co.	23,500	550,840
Imperial Chemical Industries PLC (United Kingdom)	12,185	90,406
Italcementi SpA (Italy) (S)	5,250	132,794
James Hardie Industries NV (Netherlands)	13,248	73,831
JFE Holdings, Inc. (Japan)	4,000	157,339
Kobe Steel, Ltd. (Japan)	173,000	545,968
Koninklijke DSM NV (Netherlands)	4,997	218,927
Koppers Holdings, Inc.	7,800	147,966
Linde AG (Germany)	1,664	156,765
Mittal Steel Co. NV (Netherlands)	28,795	1,004,432
Monsanto Co.	5,000	235,050
NS Group, Inc. (NON)	1,800	116,190

Nucor Corp.	13,300	658,217
Oregon Steel Mills, Inc. (NON)	2,600	127,062
Phelps Dodge Corp.	7,600	643,720
Pioneer Cos., Inc. (NON)	3,200	78,432
PPG Industries, Inc.	8,311	557,502
PW Eagle, Inc. (S)	10,200	306,102
Quanex Corp.	4,300	130,505
Rautaruukki OYJ (Finland)	8,350	239,549
Rayonier, Inc.	15,200	574,560
Rinker Group, Ltd. (Australia)	23,512	243,965
Shin-Etsu Chemical Co. (Japan)	3,800	242,430
Silgan Holdings, Inc.	4,900	184,044
Silver Wheaton Corp. (Canada) (NON) (S)	14,700	138,768
Skanska AB Class B (Sweden)	18,200	308,032
Southern Copper Corp. (S)	3,000	277,500
Steel Dynamics, Inc.	1,300	65,585
Steel Technologies, Inc.	3,900	76,557
Sterling Chemicals, Inc. (NON)	34	434
Universal Forest Products, Inc.	3,300	161,865
Voest-Alpine AG (Austria)	14,760	608,897
		13,054,286

Capital Goods (5.1%)
ABB, Ltd. (Switzerland)	5,850	76,765
Actividades de Construccion y Servicios SA (Spain)	11,749	556,560
AEP Industries, Inc. (NON)	3,000	125,850
AGCO Corp. (NON)	5,200	131,820
American Science & Engineering, Inc. (NON) (S)	2,600	126,152
Andritz AG (Austria)	3,874	590,289
Applied Industrial Technologies, Inc.	13,500	329,400
Autoliv, Inc. (Sweden)	5,700	314,127
BAE Systems PLC (United Kingdom)	29,391	216,967
Boeing Co. (The)	15,900	1,253,715
Bouygues SA (France)	4,979	266,004
Canon, Inc. (Japan)	13,800	722,932
Cascade Corp.	2,700	123,255
Clean Harbors, Inc. (NON)	3,500	152,425
Cookson Group PLC (United Kingdom)	18,959	200,950
Cummins, Inc.	8,300	989,609
Daito Trust Construction Co., Ltd. (Japan)	2,500	136,129
Eaton Corp.	1,700	117,045
Emerson Electric Co.	8,100	679,266
EnPro Industries, Inc. (NON)	2,900	87,174
European Aeronautic Defense and Space Co. (Netherlands)	4,918	141,277
Flow International Corp. (NON)	15,300	198,441
Franklin Electric Co., Inc.	2,000	106,280
Freightcar America, Inc.	6,000	318,000
Fujikura, Ltd. (Japan)	9,000	98,981
Global Imaging Systems, Inc. (NON)	4,100	90,487
Heico Corp. (S)	3,200	109,760
Herman Miller, Inc.	15,000	513,150
Illinois Tool Works, Inc.	9,400	422,060
Imation Corp.	2,900	116,435
IMI PLC (United Kingdom)	18,759	177,546
Insteel Industries, Inc.	4,000	79,480
JLG Industries, Inc.	16,100	318,941
John H. Harland Co.	7,600	277,020
Lancaster Colony Corp.	2,400	107,424
Leighton Holdings, Ltd. (Australia)	15,053	217,451
Lockheed Martin Corp.	13,100	1,127,386
MAN AG (Germany)	3,133	264,405
Manitowoc Co., Inc. (The)	2,600	116,454
Modine Manufacturing Co.	8,600	209,238
Moog, Inc. (NON)	9,350	324,071
Mueller Industries, Inc.	2,850	100,235
NACCO Industries, Inc. Class A	700	95,137
Nordson Corp.	5,300	211,258
Orbital Sciences Corp. (NON)	6,600	123,882
Parker-Hannifin Corp.	8,200	637,386
Raytheon Co.	3,300	158,433
Rieter Holding AG (Switzerland)	3,534	1,518,075
Rockwell Automation, Inc.	2,465	143,217
Rofin-Sinar Technologies, Inc. (NON)	4,000	243,080
Siemens AG (Germany)	23	2,005
Smith (A.O.) Corp.	2,500	98,575
Teledyne Technologies, Inc. (NON)	4,400	174,240
Terex Corp. (NON)	13,900	628,558
Thomas & Betts Corp. (NON)	10,600	505,726
Timken Co.	4,200	125,076
United Industrial Corp. (S)	7,800	417,300
United Stationers, Inc. (NON)	3,700	172,087
United Technologies Corp.	3,800	240,730
URS Corp. (NON)	1,750	68,058
USEC, Inc.	18,600	179,304
Valmont Industries, Inc.	3,400	177,650
Vinci SA (France)	4,645	516,559
Volvo AB Class A (Sweden)	4,800	297,441
Wabtec Corp.	4,000	108,520
Wartsila OYJ Class B (Finland)	5,300	214,815
WESCO International, Inc. (NON)	3,200	185,696

		19,873,764

Communication Services (2.6%)
AT&T, Inc. (SEG)	31,585	1,028,408
Belgacom SA (Belgium)	3,615	140,751
BellSouth Corp.	16,404	701,271
Brightpoint, Inc. (NON)	7,960	113,191
Commonwealth Telephone Enterprises, Inc.	3,600	148,428
CT Communications, Inc.	13,500	293,220
Deutsche Telekom AG (Germany)	6,804	107,983
Deutsche Telekom AG (Germany)	11,343	180,013
DirecTV Group, Inc. (The) (NON)	17,600	346,368
Earthlink, Inc. (NON)	25,462	185,109
Embarq Corp.	3,198	154,687
France Telecom SA (France)	8,442	193,537
Golden Telecom, Inc. (Russia)	3,300	99,825
InterDigital Communications Corp. (NON)	16,500	562,650
j2 Global Communications, Inc. (NON) (S)	8,600	233,662
Koninklijke (Royal) KPN NV (Netherlands)	28,583	364,204
Liberty Global, Inc. Class A (NON)	11,100	285,714
Nice Systems, Ltd. ADR (Israel) (NON)	3,700	102,379
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	115	565,047
NTT DoCoMo, Inc. (Japan)	122	188,123
Premiere Global Services, Inc. (NON)	32,500	282,100
SAVVIS, Inc. (NON) (S)	4,200	119,700
Sprint Nextel Corp.	51,160	877,394
Syniverse Holdings, Inc. (NON)	11,505	172,575
Telecom Italia SpA (Italy)	24	68
Telefonica SA (Spain)	13,734	237,796
Telekom Austria AG (Austria)	3,127	78,817
USA Mobility, Inc.	8,930	203,961
Verizon Communications, Inc.	40,773	1,513,901
Vodafone Group PLC (United Kingdom)	185,286	423,057
Windstream Corp.	11,900	156,961
		10,060,900

Conglomerates (0.9%)
3M Co.	9,855	733,409
AMETEK, Inc.	1,700	74,035
Ansell, Ltd. (Australia)	23,530	185,753
General Electric Co.	25,945	915,859
Honeywell International, Inc.	4,000	163,600
Itochu Corp. (Japan)	62,000	482,337
Swire Pacific, Ltd. (Hong Kong)	56,500	589,238
Vivendi SA (France)	15,741	566,825
		3,711,056

Consumer Cyclicals (7.6%)
Adidas-Salomon AG (Germany)	2,400	112,656
Advance America Cash Advance Centers, Inc.	6,100	87,962
Aegis Group PLC (United Kingdom)	74,544	186,215
Aisin Seiki Co., Ltd. (Japan)	8,000	234,471
American Eagle Outfitters, Inc.	12,800	561,024
American Woodmark Corp. (S)	5,500	185,295
AnnTaylor Stores Corp. (NON)	3,700	154,882
Assa Abloy AB Class B (Sweden)	200	3,719
Autobacs Seven Co., Ltd. (Japan)	2,700	101,400
Berkeley Group Holdings PLC (United Kingdom) (NON)	22,021	553,180
BJ's Wholesale Club, Inc. (NON)	3,800	110,884
British Sky Broadcasting PLC (United Kingdom)	24,427	249,098
Brown Shoe Co., Inc.	3,100	111,104
Buckle, Inc. (The)	4,800	182,112
Burberry Group PLC (United Kingdom)	13,836	133,342
Casey's General Stores, Inc.	14,500	322,915
Catalina Marketing Corp.	3,700	101,750
Cato Corp. (The) Class A	5,275	115,575
Charlotte Russe Holding, Inc. (NON)	10,000	275,400
Choice Hotels International, Inc.	2,900	118,610
Citadel Broadcasting Corp.	10,400	97,760
Claire's Stores, Inc.	3,900	113,724
Consolidated Graphics, Inc. (NON)	4,250	255,723
Continental AG (Germany)	3,838	445,336
Cumulus Media, Inc. Class A (NON)	8,800	84,128
Daily Mail and General Trust Class A (United Kingdom)	15,622	176,960
Davis Service Group PLC (United Kingdom)	18,444	165,522
Deckers Outdoor Corp. (NON)	7,900	373,828
Dillards, Inc. Class A	2,800	91,644
Dollar Tree Stores, Inc. (NON)	11,700	362,232
Dress Barn, Inc. (NON)	16,500	360,030
DSW, Inc. Class A (NON)	4,700	148,050
EMAP PLC (United Kingdom)	10,132	142,305
EMAP PLC Class B (United Kingdom) (F)(NON)	12,159	24,980
Fiat SpA (Italy) (NON)	32,183	512,391
First Choice Holidays PLC (United Kingdom)	38,703	144,210
General Motors Corp. (S)	15,000	498,900
Genesco, Inc. (NON)	4,200	144,774
Genlyte Group, Inc. (The) (NON)	6,600	469,920
Group 1 Automotive, Inc.	1,900	94,810

GUS PLC (United Kingdom)	15,060	271,712
Gymboree Corp. (The) (NON)	7,800	329,004
Hasbro, Inc.	7,600	172,900
Home Depot, Inc. (The)	3,100	112,437
Honda Motor Co., Ltd. (Japan)	5,200	175,531
ICT Group, Inc. (NON)	3,900	122,733
Industria de Diseno Textil (Inditex) SA (Spain)	8,411	391,618
inVentiv Health, Inc. (NON)	5,300	169,759
Jakks Pacific, Inc. (NON)	14,300	254,969
K-Swiss, Inc. Class A	8,700	261,522
Kellwood Co.	4,900	141,267
Kuoni Reisen Holding AG (Switzerland) (NON)	700	359,046
Laidlaw International, Inc.	14,300	390,819
Lamson & Sessions Co. (The) (NON) (S)	4,400	104,808
Landauer, Inc.	2,200	111,650
Live Nation, Inc. (NON)	5,500	112,310
Lodgenet Entertainment Corp. (NON)	3,400	64,192
Lowe's Cos., Inc.	14,900	418,094
LSI Industries, Inc.	3,100	50,375
Macrovision Corp. (NON)	10,800	255,852
Maidenform Brands, Inc. (NON)	10,700	206,510
Manpower, Inc.	2,200	134,794
Marks & Spencer Group PLC (United Kingdom)	39,626	475,511
Marvel Entertainment, Inc. (NON) (S)	5,500	132,770
Matsushita Electric Industrial Co., Ltd. (Japan)	26,000	552,639
Mattel, Inc.	12,900	254,130
McGraw-Hill Cos., Inc. (The)	18,100	1,050,343
Mediaset SpA (Italy)	12,608	135,340
Men's Wearhouse, Inc. (The)	4,290	159,631
Monarch Casino & Resort, Inc. (NON)	5,700	110,523
Morningstar, Inc. (NON)	2,600	95,940
Multimedia Games, Inc. (NON) (S)	17,100	155,268
Next PLC (United Kingdom)	10,519	372,495
NIKE, Inc. Class B	1,800	157,716
Nordstrom, Inc.	29,200	1,235,160
Office Depot, Inc. (NON)	8,600	341,420
Omnicom Group, Inc.	1,600	149,760
Pantry, Inc. (The) (NON)	9,600	541,152
Payless ShoeSource, Inc. (NON)	15,900	395,910
Perry Ellis International, Inc. (NON)	3,100	95,728
Phillips-Van Heusen Corp.	13,200	551,364
Playboy Enterprises, Inc. Class B (NON)	12,200	114,802
Plexus Corp. (NON)	12,500	240,000
Polo Ralph Lauren Corp.	2,600	168,194
Polycom, Inc. (NON)	10,300	252,659
Puma AG Rudolf Dassier Sport (Germany)	314	106,885
Rent-A-Center, Inc. (NON)	6,500	190,385
S.A. D'Ieteren NV (Belgium)	439	146,349
Scholastic Corp. (NON)	3,400	105,910
Select Comfort Corp. (NON) (S)	5,950	130,186
Sherwin-Williams Co. (The)	9,900	552,222
Skechers U.S.A., Inc. Class A (NON)	8,600	202,186
Snap-On, Inc.	2,200	98,010
Societe Television Francaise I (France)	4,485	143,097
Sony Corp. (Japan)	9,100	368,091
Sotheby's Holdings, Inc. Class A	3,200	103,168
Standard Parking Corp. (NON)	5,100	160,038
Steven Madden, Ltd.	10,500	412,020
Tech Data Corp. (NON)	4,600	168,038
Tempur-Pedic International, Inc. (NON) (S)	11,200	192,304
Tenneco Automotive, Inc. (NON)	6,600	154,374
TJX Cos., Inc. (The)	5,400	151,362
Tomkins PLC (United Kingdom)	31,923	141,156
Toro Co. (The)	6,600	278,322
Toyota Motor Corp. (Japan)	2,100	114,417
Tween Brands, Inc. (NON)	7,200	270,720
United Business Media PLC (United Kingdom)	8,261	102,218
Vail Resorts, Inc. (NON)	2,800	112,056
Volkswagon AG (Germany)	7,056	602,631
Volt Information Sciences, Inc. (NON)	5,700	202,635
VS Holdings, Inc. (F)(NON)	4,041	--
Wal-Mart Stores, Inc.	17,825	879,129
Walt Disney Co. (The) (S)	19,108	590,628
Warner Music Group Corp.	18,700	485,265
Watson Wyatt Worldwide, Inc. Class A	4,000	163,680
Westwood One, Inc.	22,200	157,176
Wiley (John) & Sons, Inc. Class A	4,400	158,444
William Hill PLC (United Kingdom)	65,925	792,329
Wolverine World Wide, Inc.	3,950	111,825
Yamaha Motor Co., Ltd. (Japan)	19,000	505,548
		30,011,982

Consumer Finance (0.5%)
Accredited Home Lenders Holding Co. (NON)	6,100	219,234
Asta Funding, Inc. (S)	10,900	408,641
Capital Trust, Inc. Class A (R)	1,300	52,949
CompuCredit Corp. (NON) (S)	2,950	89,120
Countrywide Financial Corp.	15,684	549,567
Portfolio Recovery Associates, Inc. (NON) (S)	2,700	118,449
Provident Financial PLC (United Kingdom)	14,656	171,218

World Acceptance Corp. (NON)	7,850	345,243
		1,954,421

Consumer Staples (6.4%)
Aderans Co., Ltd. (Japan)	7,700	199,404
Administaff, Inc.	3,400	114,580
Altria Group, Inc.	23,254	1,780,094
Anheuser-Busch Cos., Inc.	4,800	228,048
Autogrill SpA (Italy)	18,552	294,899
Avon Products, Inc.	9,300	285,138
BAT Industries PLC (United Kingdom)	27,231	734,409
Blyth Industries, Inc.	4,100	99,753
Brinker International, Inc.	5,200	208,468
CBRL Group, Inc.	4,100	165,763
Chattem, Inc. (NON)	3,500	122,920
CKE Restaurants, Inc.	9,100	152,152
Coca-Cola Co. (The)	4,300	192,124
Colgate-Palmolive Co.	4,600	285,660
Colruyt SA (Belgium)	765	130,421
Comcast Corp. Class A (NON)	8,900	327,965
Costco Wholesale Corp.	4,300	213,624
Darden Restaurants, Inc.	12,100	513,887
Domino's Pizza, Inc.	11,300	289,845
Estee Lauder Cos., Inc. (The) Class A	12,700	512,191
Flowers Foods, Inc.	8,550	229,824
General Mills, Inc.	9,500	537,700
Heidrick & Struggles International, Inc. (NON)	2,700	97,200
Heineken NV (Netherlands)	39,228	1,792,181
Ihop Corp.	2,100	97,335
Imperial Tobacco Group PLC (United Kingdom)	5,357	178,094
Inchcape PLC (United Kingdom)	79,590	778,556
Jack in the Box, Inc. (NON)	7,150	373,087
Japan Tobacco, Inc. (Japan)	227	884,117
Kellogg Co.	7,400	366,448
Kimberly-Clark Corp.	4,200	274,512
Koninklijke Ahold NV (Netherlands) (NON)	9,258	98,265
Korn/Ferry International (NON)	7,800	163,332
Kroger Co.	26,500	613,210
Labor Ready, Inc. (NON)	13,000	207,090
Loews Corp. - Carolina Group	2,200	121,858
Longs Drug Stores, Inc.	4,200	193,242
Luby's, Inc. (NON)	8,100	79,947
Marubeni Corp. (Japan)	36,000	180,093
McDonald's Corp.	19,700	770,664
Meiji Dairies Corp. (Japan)	81,000	547,690
MGP Ingredients, Inc.	3,600	76,572
Move, Inc. (NON)	30,800	151,228
Nash Finch Co. (S)	10,800	254,124
Papa John's International, Inc. (NON)	4,600	166,106
Pepsi Bottling Group, Inc. (The)	16,500	585,750
PepsiCo, Inc.	7,500	489,450
Procter & Gamble Co. (The)	7,340	454,933
Ralcorp Holdings, Inc. (NON)	2,600	125,398
Reynolds American, Inc.	20,100	1,245,597
Robert Half International, Inc.	7,400	251,378
Ruby Tuesday, Inc.	6,800	191,692
Safeway, Inc.	18,300	555,405
Seaboard Corp.	75	90,375
Spartan Stores, Inc.	5,300	89,570
Starbucks Corp. (NON)	13,800	469,890
Swedish Match AB (Sweden)	21,100	343,435
Time Warner, Inc.	91,590	1,669,686
Toyo Suisan Kaisha, Ltd. (Japan)	27,000	389,140
Unilever NV (Netherlands)	5,508	135,343
Universal Technical Institute, Inc. (NON)	9,300	166,377
USANA Health Sciences, Inc. (NON) (S)	6,400	285,376
UST, Inc.	7,000	383,810
Vector Group, Ltd. (S)	5,500	89,210
Viacom, Inc. Class B (NON)	2,300	85,514
Woolworths, Ltd. (Australia)	49,678	749,544
Yum! Brands, Inc.	4,880	254,004
		25,184,697

Energy (4.5%)
Alon USA Energy, Inc.	8,900	262,461
BP PLC (United Kingdom)	60,747	660,321
Chevron Corp.	26,224	1,700,889
ConocoPhillips	14,125	840,861
Core Laboratories NV (Netherlands) (NON)	3,500	223,300
ENI SpA (Italy)	35,506	1,050,094
Exploration Company of Delaware, Inc. (The) (NON)	8,800	84,216
Exxon Mobil Corp.	71,640	4,807,044
Frontier Oil Corp.	22,500	598,050
Giant Industries, Inc. (NON)	1,350	109,620
Harvest Natural Resources, Inc. (NON)	12,100	125,235
Helix Energy Solutions Group, Inc. (NON)	3,500	116,900
Helmerich & Payne, Inc.	5,000	115,150
Holly Corp.	9,400	407,302
Houston Exploration Co. (NON)	2,000	110,300

Lone Star Technologies, Inc. (NON)	4,500	217,710
Lufkin Industries, Inc.	1,900	100,548
Marathon Oil Corp.	11,510	885,119
Matrix Service Co. (NON) (S)	10,800	141,372
Norsk Hydro ASA (Norway)	17,650	394,777
Occidental Petroleum Corp.	7,800	375,258
Oil States International, Inc. (NON)	2,500	68,750
Patterson-UTI Energy, Inc.	6,000	142,560
Petroleum Development Corp. (NON)	2,200	87,758
Questar Corp.	5,700	466,089
Repsol YPF SA (Spain)	7,171	213,173
Royal Dutch Shell PLC Class B (Netherlands)	37,070	1,255,242
Statoil ASA (Norway)	30,983	733,411
Sunoco, Inc.	14,860	924,143
Tesoro Corp.	1,600	92,768
Trico Marine Services, Inc. (NON)	5,400	182,250
Vaalco Energy, Inc. (NON)	16,200	116,316
Western Refining, Inc.	6,391	148,527
		17,757,514

Financial (3.7%)
Advanta Corp. Class B	3,300	121,770
Ameriprise Financial, Inc.	11,300	529,970
Assurant, Inc. (S)	3,600	192,276
CapitalSource, Inc.	23,949	618,363
Citigroup, Inc. (SEG)	55,049	2,734,284
Contifinancial Corp. Liquidating Trust Units (F)	238,820	24
Credit Acceptance Corp. (NON)	3,900	115,752
Deutsche Boerse AG (Germany)	561	84,202
Equity One, Inc. (R)	4,300	103,071
Fidelity National Financial, Inc.	4,000	166,600
First American Corp.	8,000	338,720
Hitachi Capital Corp. (Japan)	61,400	1,174,568
Independent Bank Corp.	5,255	127,591
International Securities Exchange, Inc.	3,500	164,115
JPMorgan Chase & Co.	21,031	987,616
Lehman Brothers Holdings, Inc.	14,800	1,093,128
Loews Corp.	2,000	75,800
London Stock Exchange Group PLC (United Kingdom)	19,873	458,764
Man Group PLC (United Kingdom)	139,320	1,165,732
MGIC Investment Corp.	6,500	389,805
Mitsubishi UFJ Financial Group, Inc. (Japan)	51	654,533
Nasdaq Stock Market, Inc. (The) (NON)	5,200	157,248
Nationwide Financial Services, Inc. Class A	4,000	192,400
New Century Financial Corp. (R) (S)	6,500	255,515
Nuveen Investments, Inc. Class A (S)	1,800	92,214
ORIX Corp. (Japan)	3,010	836,269
PMI Group, Inc. (The)	4,300	188,383
Radian Group, Inc.	7,300	438,000
Royal Bank of Scotland Group PLC (United Kingdom)	20,681	710,330
Sampo OYJ Class A (Finland)	7,400	154,089
Tower, Ltd. (New Zealand) (NON)	50,736	107,099
		14,428,231

Health Care (7.7%)
Abbott Laboratories	4,966	241,149
Aetna, Inc. (SEG)	18,900	747,495
Albany Molecular Research, Inc. (NON)	6,140	57,470
Alfresa Holdings Corp. (Japan)	2,000	127,072
Alkermes, Inc. (NON)	5,000	79,250
Alpharma, Inc. Class A	7,300	170,747
AMERIGROUP Corp. (NON)	9,300	274,815
Amgen, Inc. (NON)	13,900	994,267
AMN Healthcare Services, Inc. (NON)	7,600	180,500
Applera Corp.- Applied Biosystems Group	26,700	884,037
AstraZeneca PLC (London Exchange) (United Kingdom)	21,979	1,370,255
Becton, Dickinson and Co.	19,100	1,349,797
Bio-Rad Laboratories, Inc. Class A (NON)	2,700	190,971
Bristol-Myers Squibb Co.	7,385	184,034
Candela Corp. (NON)	10,700	116,737
Celesio AG (Germany)	2,250	117,186
Cephalon, Inc. (NON)	1,900	117,325
Cerner Corp. (NON)	1,900	86,260
CIGNA Corp.	2,186	254,276
Coventry Health Care, Inc. (NON)	12,613	649,822
Dade Behring Holdings, Inc.	7,740	310,838
Digene Corp. (NON)	3,500	151,025
DJ Orthopedics, Inc. (NON)	2,300	95,519
Eli Lilly Co.	8,600	490,200
Enzon, Inc. (NON)	4,900	40,425
Forest Laboratories, Inc. (NON)	6,200	313,782
Genesis HealthCare Corp. (NON)	4,850	231,006
Gilead Sciences, Inc. (NON)	7,800	535,860
GlaxoSmithKline PLC (United Kingdom)	30,032	797,611
Haemonetics Corp. (NON)	5,900	276,120
Healthspring, Inc. (NON)	8,900	171,325
Hologic, Inc. (NON)	2,100	91,392
Humana, Inc. (NON)	11,800	779,862
IDEXX Laboratories, Inc. (NON)	2,300	209,622

Illumina, Inc. (NON)	2,600	85,904
Imclone Systems, Inc. (NON)	6,200	175,584
Intuitive Surgical, Inc. (NON)	750	79,088
Johnson & Johnson (SEG)	26,637	1,729,807
Kaken Pharmaceutical Co., Ltd. (Japan)	25,000	170,554
Kinetic Concepts, Inc. (NON)	2,300	72,358
King Pharmaceuticals, Inc. (NON)	29,400	500,682
LifeCell Corp. (NON)	9,200	296,424
Ligand Pharmaceuticals, Inc. Class B (NON)	6,100	61,244
Magellan Health Services, Inc. (NON)	10,500	447,300
Mayne Pharma, Ltd. (Australia)	52,765	169,168
McKesson Corp.	25,200	1,328,544
Mediceo Paltac Holdings Co., Ltd. (Japan)	7,900	162,211
Mentor Corp. (S)	2,500	125,975
Merck & Co., Inc.	32,850	1,376,415
Millennium Pharmaceuticals, Inc. (NON)	23,300	231,835
Molina Healthcare, Inc. (NON)	5,300	187,408
Neurocrine Biosciences, Inc. (NON)	15,600	167,700
New River Pharmaceuticals, Inc. (NON) (S)	3,800	97,774
Noven Pharmaceuticals, Inc. (NON)	3,900	94,068
Odyssey Healthcare, Inc. (NON)	6,000	85,080
OraSure Technologies, Inc. (NON) (S)	12,000	96,480
Orthofix International NV (Netherland Antilles) (NON)	2,500	113,675
Pain Therapeutics, Inc. (NON) (S)	11,900	102,578
Palomar Medical Technologies, Inc. (NON)	2,600	109,720
Parexel International Corp. (NON)	9,300	307,737
Pediatrix Medical Group, Inc. (NON)	1,180	53,808
PerkinElmer, Inc.	6,400	121,152
Pfizer, Inc.	30,884	875,870
Quidel Corp. (NON)	7,200	101,664
Regeneron Pharmaceuticals, Inc. (NON)	11,100	174,159
Roche Holding AG (Switzerland)	5,566	959,931
Salix Pharmaceuticals, Ltd. (NON)	10,666	144,631
Savient Pharmaceuticals, Inc. (NON)	20,400	132,804
Schering AG (Germany)	1,900	221,161
Schering-Plough Corp.	50,900	1,124,381
Sciele Pharma, Inc. (NON) (S)	12,300	231,732
Sierra Health Services, Inc. (NON)	28,820	1,090,549
Symbion Health, Ltd. (Australia)	48,499	123,519
Taisho Pharmaceutical Co., Ltd. (Japan)	16,000	306,731
Techne Corp. (NON)	2,700	137,322
United Therapeutics Corp. (NON)	2,200	115,588
UnitedHealth Group, Inc.	18,108	890,914
Vertex Pharmaceuticals, Inc. (NON)	2,385	80,255
Viropharma, Inc. (NON)	5,700	69,369
Vital Images, Inc. (NON)	3,200	101,056
Vital Signs, Inc.	1,650	93,407
Waters Corp. (NON)	7,400	335,072
WellCare Health Plans, Inc. (NON)	6,500	368,095
West Pharmaceutical Services, Inc.	2,800	109,956
Wyeth	20,100	1,021,884
Zoll Medical Corp. (NON)	7,900	283,531
		30,331,906

Insurance (3.0%)
Aegon NV (Netherlands)	12,536	234,837
Allianz AG (Germany)	3,394	586,706
American Financial Group, Inc.	10,400	488,072
American International Group, Inc.	11,000	728,860
American Physicians Capital, Inc. (NON)	2,000	96,760
Arch Capital Group, Ltd. (Bermuda) (NON)	1,600	101,584
Argonaut Group, Inc. (NON)	3,400	105,502
Chubb Corp. (The)	11,900	618,324
Commerce Group, Inc.	11,800	354,590
Corporacion Mapfre SA (Spain)	22,319	465,877
EMC Insurance Group, Inc.	2,100	60,564
FBL Financial Group, Inc. Class A	1,260	42,172
Fidelity National Title Group, Inc. Class A (S)	8,100	169,776
FPIC Insurance Group, Inc. (NON)	3,600	142,596
Fremont General Corp.	23,600	330,164
HCC Insurance Holdings, Inc.	2,841	93,412
ING Groep NV (Netherlands)	17,738	779,379
Landamerica Financial Group, Inc.	6,500	427,635
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	951	150,266
Navigators Group, Inc. (NON)	3,058	146,815
Ohio Casualty Corp.	9,400	243,178
Philadelphia Consolidated Holding Corp. (NON)	11,800	469,404
QBE Insurance Group, Ltd. (Australia)	18,844	343,789
Safeco Corp.	16,900	995,917
Safety Insurance Group, Inc.	5,000	243,300
SeaBright Insurance Holdings, Inc. (NON)	8,400	117,348
Selective Insurance Group	3,600	189,396
Triad Guaranty, Inc. (NON)	3,200	163,744
W.R. Berkley Corp.	33,035	1,169,109
Zenith National Insurance Corp.	17,510	698,474
Zurich Financial Services AG (Switzerland)	3,844	942,142
		11,699,692

Investment Banking/Brokerage (1.5%)

Affiliated Managers Group (NON)	2,000	200,220
Calamos Asset Management, Inc. Class A	13,100	384,092
Challenger Financial Services Group, Ltd. (Australia)	33,562	86,745
Deutsche Bank AG (Germany)	1,902	229,898
Goldman Sachs Group, Inc. (The)	8,700	1,471,779
Greenhill & Co., Inc.	1,900	127,338
Harris & Harris Group, Inc. (NON) (S)	10,900	133,852
IndyMac Bancorp, Inc.	12,500	514,500
Investment Technology Group, Inc. (NON)	6,500	290,875
Knight Capital Group, Inc. Class A (NON)	7,600	138,320
Macquarie Bank, Ltd. (Australia)	2,680	138,067
MCG Capital Corp.	7,800	127,374
Merrill Lynch & Co., Inc.	6,100	477,142
Morgan Stanley	15,900	1,159,269
Raymond James Financial, Inc.	18,925	553,367
Schroders PLC (United Kingdom)	6,140	106,649
		6,139,487

Other (0.7%)
iShares MSCI Hong Kong Index Fund	3,100	43,772
iShares MSCI Singapore Index Fund	1,500	13,995
iShares MSCI South Korea Index Fund	900	41,625
iShares MSCI Taiwan Index Fund	2,400	30,720
iShares Russell 1000 Growth Index Fund	40,500	2,108,025
iShares Russell 2000 Growth Index Fund	2,800	202,692
iShares Russell 2000 Value Index Fund	3,400	250,750
		2,691,579

Real Estate (1.6%)
American Home Mortgage Investment Corp. (R)	12,600	439,362
Anthracite Capital, Inc. (R)	17,100	219,906
AvalonBay Communities, Inc. (R)	1,400	168,560
Boston Properties, Inc. (R)	1,000	103,340
CB Richard Ellis Group, Inc. Class A (NON)	50,600	1,244,760
CBL & Associates Properties (R)	2,500	104,775
DiamondRock Hospitality Co. (R)	6,100	101,321
Digital Realty Trust, Inc. (R)	5,500	172,260
Entertainment Properties Trust (R)	5,300	261,396
Home Properties of NY, Inc. (R)	4,800	274,368
Innkeepers USA Trust (R)	5,200	84,708
Jones Lang LaSalle, Inc.	10,200	871,896
Lexington Corporate Properties Trust (R) (S)	5,000	105,900
LTC Properties, Inc. (R)	7,600	184,300
Medical Properties Trust, Inc. (R)	12,100	162,019
Metrovacesa SA (Spain)	2,731	329,132
National Health Investors, Inc. (R)	4,300	121,819
Newkirk Realty Trust, Inc. (R)	6,700	110,416
NorthStar Realty Finance Corp. (R)	22,100	280,670
Omega Healthcare Investors, Inc. (R)	3,600	54,036
Post Properties, Inc. (R)	2,900	137,808
PS Business Parks, Inc. (R)	1,801	108,600
RAIT Investment Trust (R)	8,200	236,570
Redwood Trust, Inc. (R)	2,200	110,814
Trammell Crow Co. (NON)	3,100	113,181
Winthrop Realty Trust (R)	22,700	146,415
		6,248,332

Technology (8.4%)
Acxiom Corp.	4,200	103,572
Advanced Energy Industries, Inc. (NON)	6,500	110,760
Advanced Micro Devices, Inc. (NON)	33,800	839,930
Advantest Corp. (Japan)	3,800	187,763
ALPS Electric Co., Ltd. (Japan)	21,200	221,376
Altiris, Inc. (NON)	4,600	97,014
Anixter International, Inc.	2,300	129,881
Ansoft Corp. (NON)	13,202	328,862
ANSYS, Inc. (NON)	4,200	185,556
Arris Group, Inc. (NON)	16,300	186,798
Aspen Technology, Inc. (NON)	11,700	127,764
Asyst Technologies, Inc. (NON)	22,900	154,804
Atmel Corp. (NON)	128,800	777,952
Automatic Data Processing, Inc.	11,900	563,346
Avocent Corp. (NON)	4,900	147,588
AVX Corp.	20,400	360,876
BEA Systems, Inc. (NON)	34,900	530,480
Blackbaud, Inc.	8,300	182,517
Blackboard, Inc. (NON)	4,600	121,900
Blue Coat Systems, Inc. (NON)	5,100	91,851
BMC Software, Inc. (NON)	8,500	231,370
Brocade Communications Systems, Inc. (NON)	61,300	432,778
Cisco Systems, Inc. (NON)	73,410	1,688,430
Citrix Systems, Inc. (NON)	9,900	358,479
Coinstar, Inc. (NON)	3,500	100,730
CommScope, Inc. (NON)	4,300	141,298
Convergys Corp. (NON)	5,500	113,575
Covansys Corp. (NON)	3,337	57,196
CSG Systems International, Inc. (NON)	8,200	216,726
Dell, Inc. (NON)	9,500	216,980

Diodes, Inc. (NON)	3,100	133,827
Dun & Bradstreet Corp. (The) (NON)	3,100	232,469
Eagle Test Systems, Inc. (NON)	9,000	148,680
eCollege.com, Inc. (NON)	7,300	116,727
Emulex Corp. (NON)	5,500	99,935
F5 Networks, Inc. (NON)	1,600	85,952
Factset Research Systems, Inc.	5,300	257,421
FEI Co. (NON)	9,600	202,656
Freescale Semiconductor, Inc. Class B (NON)	9,152	347,868
Fujitsu, Ltd. (Japan)	21,000	173,846
General Cable Corp. (NON)	8,900	340,069
Google, Inc. Class A (NON)	300	120,570
Hewlett-Packard Co.	51,700	1,896,873
Hyperion Solutions Corp. (NON)	4,300	148,264
IBM Corp.	21,550	1,765,807
Infineon Technologies AG (Germany) (NON)	11,925	141,224
Infospace, Inc. (NON)	6,400	118,016
Intel Corp. (SEG)	53,083	1,091,917
Intuit, Inc. (NON)	15,300	490,977
Komag, Inc. (NON) (S)	8,400	268,464
Lexmark International, Inc. Class A (NON)	2,200	126,852
Littelfuse, Inc. (NON)	8,000	277,600
LSI Logic Corp. (NON)	19,100	157,002
Manhattan Associates, Inc. (NON)	4,100	98,974
Micrel, Inc. (NON)	11,042	105,893
Microsoft Corp.	71,481	1,953,576
MicroStrategy, Inc. (NON)	2,800	285,124
Mitsubishi Electric Corp. (Japan)	26,000	218,684
Motorola, Inc.	29,510	737,750
MTS Systems Corp.	9,570	309,494
National Semiconductor Corp.	6,100	143,533
NEC Corp. (Japan)	10,000	55,205
NEC Electronics Corp. (Japan) (NON) (S)	2,400	82,850
NET One Systems Co., Ltd. (Japan)	67	93,511
Nokia OYJ (Finland)	50,748	1,006,584
NTT Data Corp. (Japan) (S)	109	504,502
Oce NV (Netherlands)	9,715	155,782
Omnivision Technologies, Inc. (NON)	11,500	164,105
Omron Corp. (Japan)	8,000	196,123
ON Semiconductor Corp. (NON)	21,900	128,772
Open Solutions, Inc. (NON)	3,600	103,716
Oracle Corp. (NON)	87,625	1,554,468
Packeteer, Inc. (NON)	8,800	75,768
Palm, Inc. (NON) (S)	10,500	152,880
Park Electrochemical Corp.	2,300	72,864
Qualcomm, Inc.	10,750	390,763
RadiSys Corp. (NON)	5,100	108,375
RealNetworks, Inc. (NON)	30,600	324,666
Red Hat, Inc. (NON)	7,700	162,316
RF Micro Devices, Inc. (NON)	27,600	209,208
Silicon Image, Inc. (NON)	17,800	226,416
Smith Micro Software, Inc. (NON) (S)	8,100	116,478
SonicWall, Inc. (NON)	40,800	445,536
SPSS, Inc. (NON)	6,300	157,059
Sybase, Inc. (NON)	7,000	169,680
Sykes Enterprises, Inc. (NON)	15,800	321,530
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	55,424	192,148
Texas Instruments, Inc.	26,100	867,825
TheStreet.com, Inc.	14,200	151,088
Toshiba Corp. (Japan) (S)	75,000	488,668
Transaction Systems Architects, Inc. (NON)	3,600	123,552
Trident Microsystems, Inc. (NON)	3,000	69,780
Trizetto Group (NON)	24,200	366,388
TTM Technologies, Inc. (NON)	23,000	269,100
Tyler Technologies, Inc. (NON)	8,500	109,905
Uniden (Japan)	8,000	84,699
United Online, Inc.	28,900	352,002
Varian Semiconductor Equipment (NON)	2,500	91,750
Varian, Inc. (NON)	5,800	266,046
Vasco Data Security Intl. (NON)	14,600	151,256
Veeco Instruments, Inc. (NON)	12,000	241,800
WebEx Communications, Inc. (NON)	3,928	153,271
Websense, Inc. (NON)	4,800	103,728
Western Digital Corp. (NON)	5,760	104,256
Xyratex, Ltd. (Bermuda) (NON)	4,500	85,770
Zoran Corp. (NON)	10,600	170,448
		33,026,833

Transportation (1.8%)
Alaska Air Group, Inc. (NON)	3,200	121,728
Arkansas Best Corp.	2,500	107,575
Arriva PLC (United Kingdom)	15,156	186,825
British Airways PLC (United Kingdom) (NON)	85,254	679,907
Burlington Northern Santa Fe Corp.	3,200	235,008
Central Japan Railway Co. (Japan)	85	904,363
Deutsche Lufthansa AG (Germany)	38,920	823,244
EGL, Inc. (NON)	5,200	189,488
ExpressJet Holdings, Inc. (NON)	14,000	92,540
FedEx Corp.	3,000	326,040
HUB Group, Inc. Class A (NON)	8,200	186,796

National Express Group PLC (United Kingdom)	10,284	180,358
Neptune Orient Lines, Ltd. (Singapore)	105,000	133,804
Norfolk Southern Corp.	13,000	572,650
Orient Overseas International, Ltd. (Hong Kong)	33,000	134,010
Overseas Shipholding Group	4,800	296,496
Saia, Inc. (NON)	6,100	198,860
Singapore Airlines, Ltd. (Singapore)	19,000	174,883
Southwest Airlines Co.	81,100	1,351,126
		6,895,701

Utilities & Power (2.3%)
AES Corp. (The) (NON)	26,900	548,491
Allete, Inc.	4,100	178,145
American Electric Power Co., Inc.	12,800	465,536
Avista Corp.	3,400	80,512
Cleco Corp.	4,500	113,580
E.On AG (Germany)	4,636	550,261
Edison International	12,955	539,446
Electric Power Development Co. (Japan)	13,900	496,601
Energen Corp.	19,800	829,026
Energias de Portugal (EDP) SA (Portugal)	42,341	183,412
FirstEnergy Corp.	4,800	268,128
MDU Resources Group, Inc.	9,700	216,698
National Fuel Gas Co.	9,200	334,420
National Grid PLC (United Kingdom)	13,500	168,303
NICOR, Inc. (S)	3,100	132,556
NSTAR	2,700	90,072
Ormat Technologies, Inc.	2,200	71,984
Osaka Gas Co., Ltd. (Japan)	126,000	440,371
PG&E Corp.	27,000	1,124,550
Portland General Electric Co.	3,900	95,199
RWE AG (Germany)	2,307	212,871
TXU Corp.	21,200	1,325,424
Vector, Ltd. (New Zealand)	52,272	80,822
Veolia Environnement (France)	7,195	433,879
Westar Energy, Inc.	5,200	122,252
		9,102,539

		$266,148,602
Total common stocks (cost $222,252,467)

COLLATERALIZED MORTGAGE OBLIGATIONS (8.2%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	$51,000	$51,337
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.294s, 2029	61,000	63,889
Ser. 96-D3, Class A1C, 7.4s, 2026	140,752	142,765
Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	150,000	152,983
Ser. 04-3, Class A5, 5.481s, 2039	190,000	192,196
Ser. 06-5, Class A4, 5.414s, 2016	187,000	187,653
Ser. 06-1, Class XC, Interest Only (IO), 0.046s, 2045	2,649,383	19,284
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.261s, 2035	950,626	17,824
Ser. 05-4, Class XC, IO, 0.044s, 2045	3,850,023	27,934
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.33s, 2014	103,000	103,000
FRB Ser. 05-MIB1, Class K, 7.33s, 2022	95,000	94,019
FRB Ser. 05-ESHA, Class K, 7.13s, 2020	100,000	100,050
FRB Ser. 06-LAQ, Class M, 6.98s, 2021	100,000	100,302
FRB Ser. 06-LAQ, Class L, 6.88s, 2021	100,000	100,454
FRB Ser. 05-MIB1, Class J, 6.38s, 2022	102,000	102,467
FRB Ser. 05-ESHA, Class G, 6.21s, 2020	100,000	100,170
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	3,870,000	23,979
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015	204,364	3
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	122,406	122,990
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.63s, 2035	81,667	81,667
Ser. 04-2, IO, 1.72s, 2034	494,997	36,525
Ser. 04-3, IO, 1.6s, 2035	291,515	21,727
Ser. 06-2A, IO, 0.879s, 2036	159,567	14,101
Ser. 05-3A, IO, 0.775s, 2035	536,625	44,188
Ser. 05-1A, IO, 0.775s, 2035	354,351	27,088
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO, 1.765s, 2019	1,628,000	29,804
Ser. 05-LXR1, Class X1, IO, 0.818s, 2018	4,489,000	18,722
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	6,010,886	27,472
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 04-PR3I, Class X1, IO, 4.209s, 2041	740,045	16,244
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	27,000	28,786
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	228,565
Ser. 98-1, Class G, 6.56s, 2030	56,000	59,182
Ser. 98-1, Class H, 6.34s, 2030	85,000	72,389
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,

Class XC, IO, 0.077s, 2043	5,407,445	57,032
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.129s, 2046	3,727,548	21,840
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, Class A3, 6.57s, 2030	186,000	186,585
Ser. 97-ML1, Class A2, 6.53s, 2030	30,334	30,334
Ser. 97-ML1, IO, 0.916s, 2017	2,655,590	28,527
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	98,000	101,454
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	1,176,000	1,129,321
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.83s, 2034	74,000	74,771
Ser. 06-CN2A, Class H, 5.756s, 2019	45,000	44,786
Ser. 06-CN2A, Class J, 5.756s, 2019	36,000	35,696
Ser. 05-LP5, Class XC, IO, 0.061s, 2043	2,896,871	30,779
Ser. 05-C6, Class XC, IO, 0.035s, 2044	5,670,363	38,541
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.921s, 2034	29,487	29,336
FRB Ser. 06-OA10, Class XBI, IO, 1.401s, 2046	321,864	15,289
Ser. 05-24, Class 1AX, IO, 1.221s, 2035	1,604,909	30,699
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	789,729	22,428
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	59,675	175
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036	46,150	87
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	83,799	504
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	1,047,064	2,781
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.16s, 2035	877,448	21,388
Ser. 05-9, Class 1X, IO, 1.093s, 2035	748,792	17,522
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	308,000	310,044
Credit Suisse Mortgage Capital Certificates 144A Ser.
06-C3, Class AX, IO, 0.036s, 2038	9,969,435	10,966
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	133,000	131,800
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	65,189
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	210,966
Ser. 05-C4, Class A5, 5.104s, 2038	706,000	693,781
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 6.28s, 2016	50,000	49,961
FRB Ser. 05-TF2A, Class J, 6.23s, 2020	95,000	95,000
FRB Ser. 04-TF2A, Class H, 6.03s, 2019	50,000	49,997
Ser. 01-CK1, Class AY, IO, 0.903s, 2035	3,159,000	83,788
Ser. 03-C3, Class AX, IO, 0.46s, 2038	3,083,945	128,527
Ser. 02-CP3, Class AX, IO, 0.46s, 2035	880,152	35,976
Ser. 05-C2, Class AX, IO, 0.091s, 2037	3,825,984	59,333
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.982s, 2031	2,072,592	33,011
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	107,000	114,336
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	100,385
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	130,272
Fannie Mae
Ser. 03-W6, Class PT1, 9.721s, 2042	37,113	39,647
Ser. 04-T3, Class PT1, 9.6s, 2044	58,965	66,927
Ser. 02-T12, Class A4, 9 1/2s, 2042	12,293	12,995
Ser. 02-T4, Class A4, 9 1/2s, 2041	47,630	50,321
Ser. 02-T6, Class A3, 9 1/2s, 2041	24,709	25,914
IFB Ser. 05-37, Class SU, 7.88s, 2035	164,944	179,487
IFB Ser. 06-76, Class QB, 7.62s, 2036	107,399	118,563
IFB Ser. 06-48, Class TQ, 7.62s, 2036	142,355	153,791
Ser. 02-26, Class A2, 7 1/2s, 2048	86,370	90,358
Ser. 05-W3, Class 1A, 7 1/2s, 2045	294,825	310,997
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	139,657	146,827
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	35,159	36,974
Ser. 04-W14, Class 2A, 7 1/2s, 2044	16,721	17,578
Ser. 04-W8, Class 3A, 7 1/2s, 2044	158,770	167,062
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	46,014	48,396
Ser. 04-W2, Class 5A, 7 1/2s, 2044	211,925	222,891
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	4,117	4,328
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	48,641	51,129
Ser. 03-W4, Class 4A, 7 1/2s, 2042	15,119	15,795
Ser. 02-T18, Class A4, 7 1/2s, 2042	62,748	65,751
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	62,561	65,541
Ser. 02-T16, Class A3, 7 1/2s, 2042	233,241	244,297
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	127,135	133,234
Ser. 02-W6, Class 2A, 7 1/2s, 2042	107,529	112,459
Ser. 02-T12, Class A3, 7 1/2s, 2042	29,604	30,896
Ser. 02-W4, Class A5, 7 1/2s, 2042	159,623	166,919
Ser. 02-W1, Class 2A, 7 1/2s, 2042	175,193	182,429
Ser. 02-14, Class A2, 7 1/2s, 2042	165,840	173,278
Ser. 02-T4, Class A3, 7 1/2s, 2041	120,381	125,546
Ser. 02-T6, Class A2, 7 1/2s, 2041	311,378	324,110
Ser. 01-T12, Class A2, 7 1/2s, 2041	39,443	41,116
Ser. 01-T8, Class A1, 7 1/2s, 2041	363,265	377,913
Ser. 01-T7, Class A1, 7 1/2s, 2041	71,447	74,207
Ser. 01-T3, Class A1, 7 1/2s, 2040	9,156	9,530
Ser. 01-T1, Class A1, 7 1/2s, 2040	18,389	19,168
Ser. 99-T2, Class A1, 7 1/2s, 2039	5,529	5,808
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	52,222	54,556

Ser. 02-T1, Class A3, 7 1/2s, 2031	54,920	57,368
Ser. 02-W7, Class A5, 7 1/2s, 2029	26,529	27,764
Ser. 01-T4, Class A1, 7 1/2s, 2028	13,924	14,673
Ser. 02-W3, Class A5, 7 1/2s, 2028	182,882	191,084
IFB Ser. 06-30, Class KN, 7.38s, 2036	96,552	98,453
IFB Ser. 06-63, Class SP, 7.32s, 2036	116,138	127,572
Ser. 02-26, Class A1, 7s, 2048	66,275	68,457
Ser. 04-T3, Class 1A3, 7s, 2044	62,098	64,467
Ser. 03-W3, Class 1A2, 7s, 2042	63,644	65,869
Ser. 02-T16, Class A2, 7s, 2042	67,439	69,791
Ser. 02-14, Class A1, 7s, 2042	24,636	25,418
Ser. 02-T4, Class A2, 7s, 2041	19,574	20,184
Ser. 01-W3, Class A, 7s, 2041	24,428	25,274
Ser. 05-W4, Class 1A3, 7s, 2035	42,013	43,725
Ser. 04-W1, Class 2A2, 7s, 2033	304,394	315,875
IFB Ser. 05-74, Class SK, 5.473s, 2035	147,097	148,659
IFB Ser. 05-74, Class CS, 5.363s, 2035	89,844	90,415
IFB Ser. 05-74, Class CP, 5.207s, 2035	88,082	89,753
IFB Ser. 05-76, Class SA, 5.207s, 2034	112,422	112,700
IFB Ser. 06-70, Class US, 5.17s, 2032	126,368	126,580
IFB Ser. 05-57, Class CD, 5.138s, 2035	91,496	92,261
IFB Ser. 06-8, Class PK, 5.08s, 2036	143,797	143,062
IFB Ser. 06-27, Class SP, 5.023s, 2036	103,000	104,535
IFB Ser. 06-8, Class HP, 5.023s, 2036	127,615	128,644
IFB Ser. 06-8, Class WK, 5.023s, 2036	206,711	206,303
IFB Ser. 05-106, Class US, 5.023s, 2035	191,637	194,856
IFB Ser. 05-99, Class SA, 5.023s, 2035	94,665	94,642
Ser. 06-104, Class CS, 5s, 2036	135,000	137,291
IFB Ser. 05-45, Class DA, 4.877s, 2035	207,922	208,861
IFB Ser. 05-74, Class DM, 4.84s, 2035	181,763	181,714
IFB Ser. 05-45, Class DC, 4.767s, 2035	86,634	86,656
IFB Ser. 05-57, Class DC, 4.453s, 2034	124,724	124,498
IFB Ser. 05-45, Class PC, 4.26s, 2034	92,210	91,461
IFB Ser. 02-89, Class S, IO, 2.87s, 2033	160,383	14,936
IFB Ser. 02-36, Class QH, IO, 2.72s, 2029	3,842	37
IFB Ser. 06-90, Class SE, IO, 2.47s, 2036	126,018	11,391
IFB Ser. 03-66, Class SA, IO, 2.32s, 2033	173,861	13,366
Ser. 03-W12, Class 2, IO, 2.235s, 2043	644,243	36,561
IFB Ser. 03-48, Class S, IO, 2.22s, 2033	75,770	5,860
Ser. 03-W10, Class 1, IO, 1.954s, 2043	1,367,230	60,230
Ser. 03-W10, Class 3, IO, 1.927s, 2043	383,368	17,691
IFB Ser. 05-113, Class DI, IO, 1.9s, 2036	559,161	33,053
IFB Ser. 04-24, Class CS, IO, 1.82s, 2034	227,417	15,919
IFB Ser. 03-122, Class SA, IO, 1.77s, 2028	318,213	15,509
IFB Ser. 03-122, Class SJ, IO, 1.77s, 2028	335,500	16,666
IFB Ser. 06-60, Class DI, IO, 1.74s, 2035	125,986	6,654
IFB Ser. 04-60, Class SW, IO, 1.72s, 2034	422,745	29,352
IFB Ser. 05-65, Class KI, IO, 1.67s, 2035	1,214,665	63,098
Ser. 03-W8, Class 12, IO, 1.639s, 2042	1,321,284	57,870
IFB Ser. 05-42, Class SA, IO, 1.47s, 2035	351,422	19,720
IFB Ser. 05-73, Class SI, IO, 1.42s, 2035	88,850	4,960
IFB Ser. 05-17, Class ES, IO, 1.42s, 2035	186,397	11,904
IFB Ser. 05-17, Class SY, IO, 1.42s, 2035	87,478	5,505
IFB Ser. 05-82, Class SY, IO, 1.4s, 2035	412,205	20,677
IFB Ser. 05-45, Class SR, IO, 1.39s, 2035	562,937	28,754
IFB Ser. 05-95, Class CI, IO, 1.37s, 2035	196,258	12,006
IFB Ser. 05-84, Class SG, IO, 1.37s, 2035	344,861	20,302
IFB Ser. 05-69, Class AS, IO, 1.37s, 2035	90,024	4,825
IFB Ser. 05-54, Class SA, IO, 1.37s, 2035	394,714	19,119
IFB Ser. 05-23, Class SG, IO, 1.37s, 2035	279,148	17,084
IFB Ser. 05-29, Class SX, IO, 1.37s, 2035	331,850	18,516
IFB Ser. 05-57, Class CI, IO, 1.37s, 2035	238,710	12,478
IFB Ser. 05-17, Class SA, IO, 1.37s, 2035	252,194	15,031
IFB Ser. 05-17, Class SE, IO, 1.37s, 2035	268,391	15,767
IFB Ser. 05-57, Class DI, IO, 1.37s, 2035	581,387	29,499
IFB Ser. 04-92, Class S, IO, 1.37s, 2034	276,483	15,941
IFB Ser. 05-104, Class SI, IO, 1.37s, 2033	460,939	27,260
IFB Ser. 05-92, Class SC, IO, 1.35s, 2035	462,754	27,039
IFB Ser. 05-73, Class SD, IO, 1.35s, 2035	226,290	14,729
IFB Ser. 05-83, Class SL, IO, 1.34s, 2035	899,250	44,362
IFB Ser. 06-20, Class IG, IO, 1.32s, 2036	1,196,494	51,909
IFB Ser. 06-44, Class IS, IO, 1.27s, 2036	230,824	11,934
IFB Ser. 06-45, Class SM, IO, 1.27s, 2036	290,211	12,914
IFB Ser. 06-20, Class IB, IO, 1.26s, 2036	512,783	21,456
IFB Ser. 06-92, Class JI, IO, 1 1/4s, 2036	113,000	6,562
IFB Ser. 06-85, Class TS, IO, 1.23s, 2036	260,743	11,101
IFB Ser. 06-61, Class SE, IO, 1.22s, 2036	341,762	14,952
IFB Ser. 03-112, Class SA, IO, 1.17s, 2028	167,868	5,086
Ser. 03-W17, Class 12, IO, 1.159s, 2033	463,614	18,050
Ser. 03-T2, Class 2, IO, 0.827s, 2042	1,859,399	38,075
IFB Ser. 05-67, Class BS, IO, 0.82s, 2035	231,722	6,766
IFB Ser. 05-74, Class SE, IO, 0.77s, 2035	1,279,823	36,222
IFB Ser. 05-82, Class SI, IO, 0.77s, 2035	740,884	22,458
IFB Ser. 05-87, Class SE, IO, 0.72s, 2035	1,734,050	48,312
Ser. 03-W6, Class 51, IO, 0.678s, 2042	455,024	7,556
IFB Ser. 05-58, Class IK, IO, 0.67s, 2035	198,048	8,770
IFB Ser. 04-54, Class SW, IO, 0.67s, 2033	105,291	3,050
Ser. 01-T12, Class IO, 0.569s, 2041	409,176	5,318
Ser. 03-W2, Class 1, IO, 0.47s, 2042	3,290,759	37,018
Ser. 01-50, Class B1, IO, 0.46s, 2041	692,874	6,389
Ser. 02-T4, IO, 0.451s, 2041	2,223,089	22,088

Ser. 02-T1, Class IO, IO, 0.429s, 2031	434,862	4,149
Ser. 03-W6, Class 3, IO, 0.365s, 2042	602,267	5,477
Ser. 03-W6, Class 23, IO, 0.352s, 2042	661,982	5,821
Ser. 01-79, Class BI, IO, 0.33s, 2045	1,618,929	14,254
Ser. 03-W8, Class 11, IO, 0.03s, 2042	237,655	18
Ser. 05-113, Class DO, Principal Only (PO), zero %,
2036	85,789	69,032
Ser. 367, Class 1, PO, zero %, 2036	95,158	70,298
Ser. 363, Class 1, PO, zero %, 2035	744,395	549,991
Ser. 361, Class 1, PO, zero %, 2035	423,076	338,871
Ser. 04-38, Class AO, PO, zero %, 2034	253,351	183,481
Ser. 342, Class 1, PO, zero %, 2033	89,452	69,926
Ser. 02-82, Class TO, PO, zero %, 2032	62,950	50,537
Ser. 04-61, Class CO, PO, zero %, 2031	140,000	112,328
FRB Ser. 05-65, Class ER, zero %, 2035	134,799	133,291
FRB Ser. 05-57, Class UL, zero %, 2035	139,508	139,180
FRB Ser. 05-65, Class CU, zero %, 2034	67,774	84,895
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	12,914	13,652
Ser. T-60, Class 1A3, 7 1/2s, 2044	254,564	267,672
Ser. T-59, Class 1A3, 7 1/2s, 2043	123,130	129,771
Ser. T-58, Class 4A, 7 1/2s, 2043	43,638	45,695
Ser. T-57, Class 1A3, 7 1/2s, 2043	173,030	181,282
Ser. T-51, Class 2A, 7 1/2s, 2042	87,502	91,282
Ser. T-42, Class A5, 7 1/2s, 2042	30,262	31,586
Ser. T-41, Class 3A, 7 1/2s, 2032	148,780	155,201
Ser. T-60, Class 1A2, 7s, 2044	228,473	237,097
Ser. T-56, Class A, IO, 0.605s, 2043	511,467	6,838
Ser. T-56, Class 3, IO, 0.358s, 2043	543,129	6,244
Ser. T-56, Class 1, IO, 0.28s, 2043	679,702	5,350
Ser. T-56, Class 2, IO, 0.045s, 2043	616,134	1,807
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	101,463	109,003
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.952s, 2033	1,503,595	89,856
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	144,036
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	44,571
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	165,000	177,634
Freddie Mac
IFB Ser. 2990, Class LB, 9.048s, 2034	141,968	130,361
IFB Ser. 3182, Class PS, 7.28s, 2032	126,178	137,781
IFB Ser. 3202, Class HM, 6.6s, 2036	99,039	105,668
IFB Ser. 3081, Class DC, 5.175s, 2035	96,458	95,684
IFB Ser. 2996, Class SA, 5.143s, 2035	90,916	85,970
IFB Ser. 2976, Class KL, 4.84s, 2035	134,070	132,046
IFB Ser. 2990, Class DP, 4.73s, 2034	117,190	115,507
IFB Ser. 3065, Class DC, 3.87s, 2035	114,868	106,295
IFB Ser. 3050, Class SA, 3.55s, 2034	95,645	87,018
IFB Ser. 2990, Class WP, 3.277s, 2035	91,323	86,578
IFB Ser. 2927, Class SI, IO, 3.17s, 2035	213,827	22,826
IFB Ser. 2828, Class GI, IO, 2.17s, 2034	225,348	20,152
IFB Ser. 2869, Class SH, IO, 1.97s, 2034	122,016	7,099
IFB Ser. 2869, Class JS, IO, 1.92s, 2034	551,648	31,554
IFB Ser. 2815, Class PT, IO, 1.72s, 2032	234,022	15,979
IFB Ser. 2828, Class TI, IO, 1.72s, 2030	110,345	6,621
IFB Ser. 3033, Class SF, IO, 1.47s, 2035	164,808	6,592
IFB Ser. 3028, Class ES, IO, 1.42s, 2035	552,342	38,829
IFB Ser. 2922, Class SE, IO, 1.42s, 2035	313,466	15,477
IFB Ser. 3045, Class DI, IO, 1.4s, 2035	1,508,720	66,927
IFB Ser. 3136, Class NS, IO, 1.37s, 2036	313,479	18,550
IFB Ser. 3118, Class SD, IO, 1.37s, 2036	523,649	21,679
IFB Ser. 3054, Class CS, IO, 1.37s, 2035	126,396	6,300
IFB Ser. 3107, Class DC, IO, 1.37s, 2035	570,162	39,372
IFB Ser. 3129, Class SP, IO, 1.37s, 2035	233,394	11,451
IFB Ser. 3066, Class SI, IO, 1.37s, 2035	374,129	25,263
IFB Ser. 2927, Class ES, IO, 1.37s, 2035	172,081	8,247
IFB Ser. 2950, Class SM, IO, 1.37s, 2016	239,573	12,913
IFB Ser. 3031, Class BI, IO, 1.36s, 2035	106,835	7,617
IFB Ser. 3067, Class SI, IO, 1.32s, 2035	436,530	30,160
IFB Ser. 2986, Class WS, IO, 1.32s, 2035	131,902	3,886
IFB Ser. 2962, Class BS, IO, 1.32s, 2035	699,376	33,615
IFB Ser. 3114, Class TS, IO, 1.32s, 2030	798,707	35,932
IFB Ser. 3114, Class BI, IO, 1.32s, 2030	312,305	13,259
IFB Ser. 3128, Class JI, IO, 1.3s, 2036	350,502	21,674
IFB Ser. 2990, Class LI, IO, 1.3s, 2034	206,503	13,139
IFB Ser. 3065, Class DI, IO, 1.29s, 2035	92,848	6,064
IFB Ser. 3145, Class GI, IO, 1.27s, 2036	282,494	18,409
IFB Ser. 3114, Class GI, IO, 1.27s, 2036	120,327	8,083
IFB Ser. 3174, Class BS, IO, 1.19s, 2036	230,010	9,150
IFB Ser. 3152, Class SY, IO, 1.15s, 2036	251,959	16,175
IFB Ser. 3081, Class DI, IO, 1.15s, 2035	105,918	5,841
IFB Ser. 3199, Class S, IO, 1.12s, 2036	140,125	6,815
IFB Ser. 3016, Class SP, IO, 0.78s, 2035	108,132	3,212
IFB Ser. 3016, Class SQ, IO, 0.78s, 2035	255,204	8,090
IFB Ser. 2937, Class SY, IO, 0.77s, 2035	101,406	2,657
IFB Ser. 2957, Class SW, IO, 0.67s, 2035	557,262	16,216
IFB Ser. 2815, Class S, IO, 0.67s, 2032	248,171	6,966

Ser. 236, PO, zero %, 2036	421,440	330,769
Ser. 3045, Class DO, PO, zero %, 2035	115,337	92,826
Ser. 231, PO, zero %, 2035	3,664,264	2,732,761
Ser. 228, PO, zero %, 2035	950,417	743,754
FRB Ser. 3003, Class XF, zero %, 2035	94,450	95,114
FRB Ser. 2958, Class FL, zero %, 2035	50,527	46,603
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	303,000	293,549
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.067s, 2043	4,634,889	39,269
Ser. 05-C3, Class XC, IO, 0.048s, 2045	10,659,948	55,794
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.057s, 2036	44,000	47,194
Ser. 03-C2, Class A2, 5.461s, 2040	277,000	280,449
Ser. 04-C2, Class A4, 5.301s, 2038	424,000	422,923
Ser. 97-C1, Class X, IO, 1.543s, 2029	412,004	12,192
Ser. 05-C1, Class X1, IO, 0.155s, 2043	4,801,027	86,831
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	78,457
Ser. 06-C1, Class XC, IO, 0.044s, 2045	6,866,169	46,669
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 4.994s, 2034	147,149	145,761
IFB Ser. 05-66, Class SP, 3.067s, 2035	95,375	87,150
IFB Ser. 04-86, Class SW, IO, 1.42s, 2034	284,350	15,240
IFB Ser. 06-26, Class S, IO, 1.17s, 2036	922,513	45,601
IFB Ser. 05-65, Class SI, IO, 1.02s, 2035	277,911	11,170
IFB Ser. 05-68, Class SI, IO, 0.97s, 2035	940,100	42,191
IFB Ser. 06-14, Class S, IO, 0.92s, 2036	270,387	9,977
IFB Ser. 05-51, Class SJ, IO, 0.87s, 2035	278,374	11,766
IFB Ser. 05-68, Class S, IO, 0.87s, 2035	546,309	22,447
IFB Ser. 05-28, Class SA, IO, 0.87s, 2035	685,601	23,052
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.04s, 2037	8,536,751	38,349
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.108s, 2042	4,233,276	68,791
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	198,000	198,671
Ser. 05-GG4, Class A4B, 4.732s, 2039	258,000	246,311
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.58s, 2015	26,000	26,146
Ser. 98-C1, Class F, 6s, 2030	59,000	59,200
Ser. 03-C1, Class X1, IO, 0.287s, 2040	938,860	17,061
Ser. 04-C1, Class X1, IO, 0.116s, 2028	3,178,558	25,702
Ser. 05-GG4, Class XC, IO, 0.109s, 2039	4,952,112	96,914
Ser. 06-GG6, Class XC, IO, 0.039s, 2038	2,570,219	8,835
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	46,159
Ser. 06-CB14, Class AM, 5.63s, 2044	216,000	218,169
Ser. 06-CB16, Class A4, 5.552s, 2045	207,000	209,621
Ser. 06-CB14, Class A4, 5.481s, 2044	447,000	452,310
Ser. 05-CB11, Class A4, 5.335s, 2037	310,000	312,131
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	76,619
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	9,991,501	9,367
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	44,991
Ser. 05-LDP2, Class X1, IO, 0.09s, 2042	7,164,091	123,133
Ser. 05-CB12, Class X1, IO, 0.084s, 2037	3,453,840	37,776
Ser. 05-LDP1, Class X1, IO, 0.06s, 2046	1,777,102	17,216
Ser. 05-LDP3, Class X1, IO, 0.05s, 2042	6,325,550	48,430
Ser. 05-LDP4, Class X1, IO, 0.046s, 2042	5,146,568	49,053
Ser. 05-LDP5, Class X1, IO, 0.037s, 2044	16,156,722	75,735
Ser. 06-CB14, Class X1, IO, 0.037s, 2044	4,110,994	19,270
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	35,959
Ser. 99-C1, Class G, 6.41s, 2031	37,135	34,931
Ser. 98-C4, Class H, 5.6s, 2035	50,000	48,389
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	323,000	319,759
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	80,004
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.139s, 2040	2,649,197	57,447
Ser. 05-C2, Class XCL, IO, 0 1/8s, 2040	4,326,848	45,963
Ser. 05-C5, Class XCL, IO, 0.112s, 2020	3,236,850	46,849
Ser. 05-C7, Class XCL, IO, 0.081s, 2040	3,886,880	36,289
Ser. 06-C1, Class XCL, IO, 0.071s, 2041	5,638,603	62,365
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.08s, 2014	83,000	83,083
FRB Ser. 04-LLFA, Class H, 6.28s, 2017	52,000	52,211
FRB Ser. 05-LLFA, 6.13s, 2018	20,000	20,000
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.82s, 2036	422,000	15,367
IFB Ser. 06-5, Class 1A3, IO, 0.07s, 2036	115,000	570
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3,
Class E, 7.12s, 2030	31,000	33,214
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.073s, 2043	3,287,084	44,555
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.237s, 2044	1,762,962	17,010
Merrill Lynch/Countrywide Commercial Mortgage Trust

144A Ser. 06-1, Class X, IO, 0.139s, 2039	2,937,000	16,750
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.403s, 2040	121,863	40,405
Ser. 05-C3, Class X, IO, 5.558s, 2044	133,900	42,712
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.715s, 2043	997,015	63,099
Ser. 05-HQ6, Class X1, IO, 0.086s, 2042	4,141,457	42,223
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	191,000	186,116
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	96,705
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	28,000	28,551
Ser. 04-RR, Class F5, 6s, 2039	100,000	87,515
Ser. 04-RR, Class F6, 6s, 2039	100,000	83,239
Ser. 05-HQ5, Class X1, IO, 0.085s, 2042	3,415,708	27,086
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7 1/4s, 2030	49,000	50,347
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	187,000	194,682
Ser. 00-C2, Class J, 6.22s, 2033	49,000	49,843
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.9s, 2034 (Ireland)	151,000	152,133
Ser. 04-1A, Class E, 6.65s, 2034 (Ireland)	101,000	101,758
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015	172,028	75
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	448,000	450,379
Ser. 05-C17, Class A4, 5.083s, 2042	327,000	321,392
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	141,396
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.361s, 2035	814,002	24,847
Ser. 05-C18, Class XC, IO, 0.072s, 2042	3,845,365	39,569
Ser. 06-C23, Class XC, IO, 0.051s, 2045	2,923,316	18,241
Ser. 06-C26, Class XC, IO, 0.045s, 2045	1,746,885	6,498
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	10,000	9,662

		$32,308,708
Total collateralized mortgage obligations (cost $32,477,506)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.0%)(a)

	Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, April 1, 2032	$3,315	$3,347
5 1/2s, June 1, 2035	81,695	80,802
5 1/2s, with due dates from October 1, 2019 to
April 1, 2020	546,919	547,254
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, July 1, 2007	5,388	5,390
7s, with due dates from February 1, 2024 to
October 1, 2028	242,807	250,890
6 1/2s, with due dates from October 1, 2032 to
November 1, 2034	104,951	107,289
6s, with due dates from March 1, 2035 to June 1, 2036	822,921	826,967
6s, TBA, October 1, 2021	7,200,000	7,308,000
5 1/2s, with due dates from January 1, 2036 to
August 1, 2036	480,502	473,581
5 1/2s, with due dates from February 1, 2018 to
January 1, 2021	978,802	980,169
5 1/2s, TBA, November 1, 2036	7,000,000	6,893,907
5 1/2s, TBA, October 1, 2036	8,700,000	8,570,179
5s, with due dates from August 1, 2035 to March 1, 2036	3,134,373	3,015,969
5s, January 1, 2021	55,261	54,389
4 1/2s, with due dates from December 1, 2020 to
October 1, 2035	1,010,106	945,514
4 1/2s, TBA, October 1, 2021	800,000	771,625
4 1/2s, TBA, November 1, 2020	800,000	771,625

		$31,606,897
Total U.S. government and agency mortgage obligations (cost $31,537,388)

U.S. TREASURY OBLIGATIONS (--%)(a) (cost $20,095)

	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$19,569

CORPORATE BONDS AND NOTES (6.4%)(a)

	Principal amount	Value

Basic Materials (0.5%)
Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)	$35,000	$34,738
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)	10,000	8,400
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)	25,000	22,875
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)	30,000	24,375

AK Steel Corp. company guaranty 7 3/4s, 2012		75,000	73,031
ARCO Chemical Co. debs. 10 1/4s, 2010		25,000	27,125
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		70,000	75,950
Boise Cascade, LLC company guaranty 7 1/8s, 2014		30,000	27,975
Builders FirstSource, Inc. company guaranty FRB
9.655s, 2012		25,000	24,500
Chaparral Steel Co. company guaranty 10s, 2013		75,000	83,625
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	15,000	20,063
Cognis Holding GmbH & Co. 144A sr. notes 12.282s, 2015
(Germany) (PIK)	EUR	50,000	61,509
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	10,000	13,502
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		$50,000	48,313
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		75,000	72,750
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		40,000	32,100
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		55,000	52,827
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		58,000	61,625
Georgia-Pacific Corp. debs. 9 1/2s, 2011		50,000	53,875
Georgia-Pacific Corp. notes 8 1/8s, 2011		30,000	30,750
Huntsman, LLC company guaranty 11 5/8s, 2010		46,000	50,830
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013		60,000	59,134
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		20,000	19,150
Lafarge SA notes 6 1/2s, 2016 (France)		15,000	15,338
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		20,000	19,508
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		20,000	20,300
Lyondell Chemical Co. company guaranty 8s, 2014		35,000	35,438
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		105,000	110,775
Metals USA, Inc. sec. notes 11 1/8s, 2015		35,000	38,325
Nalco Co. sr. sub. notes 8 7/8s, 2013		40,000	41,700
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	50,000	64,850
Newmont Mining Corp. notes 5 7/8s, 2035		$30,000	28,152
NewPage Corp. sec. notes 10s, 2012		25,000	25,813
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		50,000	49,125
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014
(Canada)		5,000	4,600
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		110,000	104,500
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)		25,000	27,335
PQ Corp. company guaranty 7 1/2s, 2013		45,000	42,750
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	55,000	72,450
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$65,000	67,194
Stone Container Corp. sr. notes 9 3/4s, 2011		102,000	105,188
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		10,000	10,500
United States Steel Corp. sr. notes 9 3/4s, 2010		25,000	26,688
Weyerhaeuser Co. debs. 7.95s, 2025		45,000	48,875
			1,938,426

Capital Goods (0.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		75,000	73,875
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		125,000	130,938
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		15,000	16,050
Blount, Inc. sr. sub. notes 8 7/8s, 2012		45,000	44,888
Case New Holland, Inc. company guaranty 9 1/4s, 2011		50,000	53,000
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		70,000	70,875
Crown Cork & Seal Co. Inc. debs. 8s, 2023		15,000	14,325
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	40,000	52,995
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		$40,000	42,750
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		50,000	49,125
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		45,000	45,675
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		55,000	55,138
L-3 Communications Corp. company guaranty 7 5/8s, 2012		81,000	83,430
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		20,000	19,000
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		75,000	72,938
Legrand SA debs. 8 1/2s, 2025 (France)		75,000	84,938
Lockheed Martin Corp. 144A notes 6.15s, 2036		55,000	57,634
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		63,000	67,883
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		30,000	28,500
Owens Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	61,557
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$90,000	94,950
Raytheon Co. debs. 6 3/4s, 2018		35,000	38,310
RBS Global, Inc. and Rexnord Corp. 144A company
guaranty 9 1/2s, 2014		65,000	65,975

RBS Global, Inc. and Rexnord Corp. 144A sr. sub. notes
11 3/4s, 2016	10,000	10,300
Sensata Technologies BV 144A sr. notes 8s, 2014
(Netherlands)	10,000	9,725
Solo Cup Co. sr. sub. notes 8 1/2s, 2014	70,000	60,463
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014	10,000	10,075
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012	25,000	28,000
WCA Waste Corp. 144A sr. notes 9 1/4s, 2014	20,000	20,775
		1,464,087

Communication Services (0.6%)
American Cellular Corp. sr. notes Ser. B, 10s, 2011	70,000	73,325
American Towers, Inc. company guaranty 7 1/4s, 2011	20,000	20,600
Ameritech Capital Funding company guaranty 6 1/4s, 2009	95,000	96,758
AT&T Corp. sr. notes 8s, 2031	30,000	36,668
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	110,000	140,624
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013	30,000	31,875
Centennial Cellular Operating Co., LLC sr. sub. notes
10 3/4s, 2008	22,000	22,275
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013	95,000	97,138
Citizens Communications Co. notes 9 1/4s, 2011	105,000	115,763
Dobson Communications Corp. sr. notes 8 7/8s, 2013	75,000	74,438
France Telecom notes 7 3/4s, 2011 (France)	25,000	27,389
Horizon PCS, Inc. company guaranty 11 3/8s, 2012	5,000	5,613
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)	33,000	33,990
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	16,000	14,160
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)	85,000	90,313
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 7/8s (8 5/8s, 1/15/15), 2015 (Bermuda)	5,000	5,113
iPCS, Inc. sr. notes 11 1/2s, 2012	45,000	50,400
Level 3 Communications, Inc. sr. notes 11 1/2s, 2010	35,000	35,963
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	25,000	25,449
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)	75,000	78,844
PanAmSat Corp. company guaranty 9s, 2014	50,000	51,625
Qwest Corp. debs. 7 1/4s, 2025	25,000	24,219
Qwest Corp. notes 8 7/8s, 2012	150,000	163,688
Qwest Corp. sr. notes 7 5/8s, 2015	35,000	36,313
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)	70,000	79,100
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	35,000	34,869
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	70,000	70,438
Sprint Capital Corp. company guaranty 6.9s, 2019	30,000	31,220
Sprint Capital Corp. company guaranty 6 7/8s, 2028	95,000	96,279
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	20,000	19,250
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	20,000	18,938
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	50,000	46,330
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	75,000	79,331
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	25,000	29,771
Verizon New England, Inc. sr. notes 6 1/2s, 2011	50,000	51,293
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	49,843
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	45,000	51,359
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	30,000	28,007
Windstream Corp. 144A sr. notes 8 5/8s, 2016	65,000	69,550
Windstream Corp. 144A sr. notes 8 1/8s, 2013	35,000	37,144
		2,145,265

Consumer Cyclicals (1.1%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	55,000	51,288
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015	30,000	27,225
Associated Materials, Inc. company guaranty 9 3/4s,
2012	75,000	74,813
Autonation, Inc. 144A company guaranty 7s, 2014	10,000	9,975
Autonation, Inc. 144A company guaranty FRN 7.507s, 2013	10,000	10,125
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	60,000	58,350
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	75,000	76,969
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	40,000	38,700
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	36,690	36,231
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	18,000	17,055
Corrections Corporation of America sr. notes 7 1/2s,
2011	35,000	35,788
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	30,000	32,022
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	30,000	29,039
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010	110,000	118,253
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	5,000	5,120
DaimlerChrysler NA Holding Corp. notes Ser. MTN,

5 3/4s, 2011		50,000	49,765
Dex Media, Inc. notes 8s, 2013		45,000	44,663
Ford Motor Co. notes 7.45s, 2031		100,000	77,250
Ford Motor Credit Corp. bonds 7 3/8s, 2011		20,000	19,197
Ford Motor Credit Corp. notes 7 7/8s, 2010		105,000	102,257
Ford Motor Credit Corp. notes 7 3/8s, 2009		40,000	38,872
Ford Motor Credit Corp. notes 6 1/2s, 2007		60,000	59,959
Ford Motor Credit Corp. notes 6 3/8s, 2008		45,000	43,243
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		105,000	108,652
General Motors Acceptance Corp. bonds 8s, 2031		40,000	41,823
General Motors Acceptance Corp. FRN 6.457s, 2007		85,000	84,522
General Motors Acceptance Corp. FRN Ser. MTN, 6.243s,
2007		85,000	84,713
General Motors Acceptance Corp. notes 7 3/4s, 2010		40,000	40,986
General Motors Acceptance Corp. notes 7s, 2012		40,000	39,839
General Motors Acceptance Corp. notes 6 7/8s, 2012		95,000	94,031
General Motors Acceptance Corp. notes 6 7/8s, 2011		125,000	124,338
General Motors Acceptance Corp. notes 6 3/4s, 2014		120,000	117,151
General Motors Acceptance Corp. notes 5 1/8s, 2008		30,000	29,398
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		55,000	53,925
General Motors Corp. notes 7.2s, 2011		75,000	69,094
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.329s, 2012		57,000	57,784
Goodyear Tire & Rubber Co. (The) company guaranty 11s,
2011		40,000	44,100
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		4,000	3,890
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		85,000	86,275
GTECH Holdings Corp. notes 4 3/4s, 2010		35,000	35,152
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017		10,000	9,146
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		100,000	101,125
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		85,000	89,888
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		15,000	15,300
JC Penney Co., Inc. debs. 7.65s, 2016		50,000	56,149
Jostens IH Corp. company guaranty 7 5/8s, 2012		60,000	60,300
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012		15,000	14,700
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013		35,000	32,025
Lamar Media Corp. company guaranty 7 1/4s, 2013		55,000	55,344
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		15,000	14,381
Lear Corp. company guaranty Ser. B, 8.11s, 2009		65,000	62,725
Lear Corp. sr. notes 8 1/8s, 2008	EUR	35,000	44,154
Levi Strauss & Co. sr. notes 9 3/4s, 2015		$15,000	15,563
Levi Strauss & Co. sr. notes 8 7/8s, 2016		30,000	29,850
Meritage Homes Corp. company guaranty 6 1/4s, 2015		60,000	51,000
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		95,000	93,694
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009		30,000	29,775
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		15,000	9,600
Neiman-Marcus Group, Inc. company guaranty 9s, 2015		70,000	74,375
NTK Holdings, Inc. sr. disc. notes zero %, 2014		45,000	31,050
Office Depot, Inc. notes 6 1/4s, 2013		25,000	25,562
Omnicom Group, Inc. sr. notes 5.9s, 2016		30,000	30,436
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		30,000	15,375
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)		45,000	23,175
Park Place Entertainment Corp. sr. notes 7s, 2013		30,000	30,841
Park Place Entertainment Corp. sr. sub. notes 9 3/8s,
2007		90,000	90,900
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		50,000	50,625
Ply Gem Industries, Inc. sr. sub. notes 9s, 2012		10,000	7,975
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		60,000	58,650
PRIMEDIA, Inc. sr. notes 8s, 2013		15,000	13,613
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013		15,000	13,688
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013		25,000	22,813
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016		40,000	40,100
Samsonite Corp. sr. sub. notes 8 7/8s, 2011		45,000	47,138
Scientific Games Corp. company guaranty 6 1/4s, 2012		50,000	48,125
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		60,000	61,200
Standard Pacific Corp. sr. notes 7s, 2015		25,000	22,500
Station Casinos, Inc. sr. notes 6s, 2012		130,000	125,450
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		80,000	86,800
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		30,000	30,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		85,000	80,325
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		90,000	86,063
TRW Automotive, Inc. sr. notes 9 3/8s, 2013		86,000	91,590
TRW Automotive, Inc. sr. sub. notes 11s, 2013		10,000	10,900
United Auto Group, Inc. company guaranty 9 5/8s, 2012		55,000	58,300
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		75,000	75,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		85,000	82,450
			4,391,570

Consumer Staples (0.9%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)	55,000	33,963
Affinion Group, Inc. company guaranty 11 1/2s, 2015	30,000	30,750
Affinion Group, Inc. company guaranty 10 1/8s, 2013	45,000	47,250
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	55,000
AMC Entertainment, Inc. company guaranty 11s, 2016	20,000	21,800
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	80,000	75,200
Avis Budget Care Rental, LLC 144A sr. notes 7 3/4s,
2016	30,000	29,025
Avis Budget Care Rental, LLC 144A sr. notes 7 5/8s,
2014	20,000	19,400
Brand Services, Inc. company guaranty 12s, 2012	55,000	61,600
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014	40,000	38,600
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	133,000	121,030
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	31,000	31,465
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	69,000	70,380
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	5,000	4,613
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	35,000	30,275
Church & Dwight Co., Inc. company guaranty 6s, 2012	40,000	38,300
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	115,000	91,713
Comcast Corp. company guaranty 5.9s, 2016	65,000	65,030
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	65,000	66,625
Cox Communications, Inc. notes 6 3/4s, 2011	50,000	52,075
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	35,000	37,565
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	125,000	129,531
CVS Corp. sr. unsec notes 6 1/8s, 2016	5,000	5,117
CVS Corp. 144A pass-through certificates 6.117s, 2013	51,101	51,718
Dean Foods Co. company guaranty 7s, 2016	80,000	80,000
Dean Foods Co. sr. notes 8.15s, 2007	55,000	55,756
Del Monte Corp. company guaranty 6 3/4s, 2015	70,000	67,550
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,488
Delhaize America, Inc. company guaranty 8 1/8s, 2011	135,000	144,894
Diageo PLC company guaranty 8s, 2022	40,000	48,859
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	85,000	79,900
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	41,055
Echostar DBS Corp. sr. notes 6 3/8s, 2011	135,000	131,456
Echostar DBS Corp. 144A sr. notes 7s, 2013	35,000	34,388
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	55,000	53,900
Fortune Brands, Inc. notes 5 3/8s, 2016	55,000	52,463
Hertz Corp. 144A sr. notes 8 7/8s, 2014	40,000	41,900
Insight Midwest LP/Insight Capital, Inc. sr. notes
10 1/2s, 2010	50,000	51,750
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	45,000	38,925
Ion Media Networks, Inc. 144A sec. FRN 11.757s, 2013	20,000	20,150
Ion Media Networks, Inc. 144A sec. FRN 8.757s, 2012	20,000	20,150
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	25,000	26,281
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	49,908
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	35,000	32,638
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	5,000	4,663
News America Holdings, Inc. debs. 7 3/4s, 2045	10,000	11,151
News America, Inc. company guaranty 6.4s, 2035	75,000	73,555
News America, Inc. debs. 7 1/4s, 2018	55,000	60,576
Nutro Products, Inc. 144A sr. notes FRN 9.23s, 2013	20,000	20,575
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	65,000	65,081
Playtex Products, Inc. company guaranty 9 3/8s, 2011	50,000	52,250
Playtex Products, Inc. sec. notes 8s, 2011	15,000	15,563
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	45,000	45,225
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	70,000	74,900
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	35,000	32,200
Sbarro, Inc. company guaranty 11s, 2009	55,000	55,963
Sinclair Broadcast Group, Inc. company guaranty
8 3/4s, 2011	85,000	88,825
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	40,000	39,100
Six Flags, Inc. sr. notes 8 7/8s, 2010	35,000	33,600
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	90,000	72,000
Swift & Co. company guaranty 10 1/8s, 2009	10,000	10,175
TCI Communications, Inc. debs. 9.8s, 2012	20,000	23,624
TCI Communications, Inc. debs. 8 3/4s, 2015	35,000	41,445
TCI Communications, Inc. debs. 7 7/8s, 2013	70,000	78,220
Time Warner, Inc. debs. 9.15s, 2023	40,000	49,696
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	151,474
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	25,000	24,125
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	8,000	7,880
United Rentals NA, Inc. sr. sub. notes 7s, 2014	65,000	61,100
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	60,000	60,225
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	30,000	29,940
Young Broadcasting, Inc. company guaranty 10s, 2011	55,000	51,356

		3,624,923

Energy (0.5%)
Hess Corp. bonds 7 7/8s, 2029	55,000	64,995
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	65,000	66,233
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	35,000	35,346
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	115,000	110,400
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	35,000	35,438
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	111,650
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	45,000	45,956
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	40,000	38,600
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	38,150
Dresser, Inc. company guaranty 10 1/8s, 2011	40,000	41,900
Encore Acquisition Co. sr. sub. notes 6s, 2015	89,000	81,435
Enterprise Products Operating LP company guaranty Ser.
B, 6 3/8s, 2013	30,000	30,803
Forest Oil Corp. sr. notes 8s, 2011	60,000	62,100
Hanover Compressor Co. sr. notes 9s, 2014	65,000	68,900
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	45,000	41,738
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	15,000	15,488
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	85,000	81,388
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	53,569
Massey Energy Co. sr. notes 6 5/8s, 2010	60,000	58,500
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	25,000	24,839
Newfield Exploration Co. sr. notes 7 5/8s, 2011	63,000	64,890
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	29,175
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	50,000	46,875
Peabody Energy Corp. sr. notes 5 7/8s, 2016	90,000	82,350
PetroHawk Energy Corp. 144A sr. notes 9 1/8s, 2013	95,000	95,475
Plains Exploration & Production Co. sr. sub. notes
8 3/4s, 2012	90,000	95,175
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	40,000	38,150
Pogo Producing Co. 144A sr. sub. notes 7 7/8s, 2013	20,000	20,375
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	10,000	10,449
Pride International, Inc. sr. notes 7 3/8s, 2014	60,000	61,800
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	30,000	28,425
Sunoco, Inc. notes 4 7/8s, 2014	30,000	28,534
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	15,000	14,963
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	35,000	40,544
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	40,000	40,795
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	20,000	19,697
Whiting Petroleum Corp. company guaranty 7s, 2014	30,000	29,250
		1,854,350

Financial (0.9%)
American Express Co. FRN 6.837s, 2066	40,000	42,277
Ameriprise Financial, Inc. jr. sub. FRN 7.39s, 2066	80,000	85,806
Bank One Corp. sub. notes 5 1/4s, 2013	10,000	9,951
Barclays Bank PLC FRB 6.665s, 2049 (United Kingdom)	50,000	47,501
Block Financial Corp. notes 5 1/8s, 2014	35,000	33,353
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.205s, 2012 (Cayman Islands)	100,000	99,283
Brandywine Operating Partnership LP notes 5 3/4s, 2012
(R)	25,000	25,152
Capital One Capital III company guaranty 7.686s, 2036	85,000	90,567
CIT Group, Inc. sr. notes 5s, 2015	10,000	9,605
CIT Group, Inc. sr. notes 5s, 2014	190,000	183,674
Citigroup, Inc. sub. notes 5s, 2014	20,000	19,486
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	35,000	35,966
CNA Financial Corp. unsecd. notes 6s, 2011	35,000	35,490
Colonial Properties Trust notes 6 1/4s, 2014 (R)	35,000	35,750
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	45,000	51,477
Deutsche Bank Capital Funding Trust VII 144A FRB
6.566s, 2049	55,000	53,625
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	20,000	19,795
E*Trade Finance Corp. sr. notes 8s, 2011	55,000	56,925
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	40,000	38,569
ERP Operating LP notes 6.584s, 2015	30,000	31,931
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	90,000	94,410
Finova Group, Inc. notes 7 1/2s, 2009	63,750	17,850
Fleet Capital Trust V bank guaranty FRN 6.39s, 2028	50,000	49,883
Fund American Cos. Inc. notes 5 7/8s, 2013	65,000	64,426
GATX Financial Corp notes 5.8s, 2016	25,000	24,700
Greenpoint Capital Trust I company guaranty 9.1s, 2027	30,000	31,900
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	20,000	20,036
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	35,000	34,104
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	35,000	36,794
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	25,000	25,002

HRPT Properties Trust notes 6 1/4s, 2016 (R)	25,000	25,741
HSBC Finance Capital Trust IX FRN 6.582s, 2035	200,000	199,954
ILFC E-Capital Trust II 144A FRB 6.765s, 2065	110,000	109,964
International Lease Finance Corp. notes 4 3/4s, 2012	20,000	19,432
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	80,000	79,625
JP Morgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	130,000	138,083
JP Morgan Chase Capital XX jr. sub. Ser. T, 6.55s, 2036	55,000	55,499
Lehman Brothers E-Capital Trust I FRN 6.173s, 2065	115,000	115,623
Lehman Brothers Holdings, Inc. notes Ser. MTN, 5 1/2s,
2016	5,000	4,982
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	102,347
Lincoln National Corp. FRB 7.082s, 2066	60,000	62,844
Loews Corp. notes 5 1/4s, 2016	25,000	24,239
MetLife, Inc. notes 5.7s, 2035	35,000	34,010
MetLife, Inc. notes 5s, 2015	60,000	58,087
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2009 (Cayman Islands)	35,000	37,065
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	24,918
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	30,677
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	54,685
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	25,000	24,430
Nuveen Investments, Inc. sr. notes 5s, 2010	25,000	24,527
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	60,000	62,232
PNC Bank NA notes 4 7/8s, 2017	50,000	47,451
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	45,000	45,113
Prudential Holdings LLC 144A bonds 8.695s, 2023	100,000	123,269
Rouse Co LP/TRC Co-Issuer Inc. sr. notes 6 3/4s, 2013	30,000	29,981
Rouse Co. (The) notes 7.2s, 2012 (R)	30,000	30,726
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	105,000	117,196
Safeco Capital Trust I company guaranty 8.072s, 2037	65,000	68,395
Simon Property Group LP unsub. 5 3/4s, 2015 (R)	35,000	35,281
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	35,000	34,268
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	5,000	4,935
Transamerica Capital III company guaranty 7 5/8s, 2037	50,000	56,253
UBS AG/Jersey Branch FRN 8.39s, 2008 (Jersey)	135,000	138,544
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	60,000	66,770
Washington Mutual Capital Trust I sr. notes 5s, 2012	50,000	48,877
Westfield Group sr. notes 5.7s, 2016 (Australia)	40,000	39,904
Westpac Capital Trust III 144A sub. notes FRN 6.865s,
2049 (Australia)	60,000	59,657
		3,640,872

Health Care (0.3%)
Bayer Corp. 144A FRB 5.898s, 2008	45,000	45,194
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	60,000	57,375
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	53,694
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	40,000	39,050
HCA, Inc. sr. notes 7 7/8s, 2011	132,000	126,225
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	20,000	19,148
Hospira, Inc. notes 5.9s, 2014	20,000	19,907
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	20,000	19,350
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	10,000	8,700
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	20,000	19,425
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	70,000	66,150
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	40,000	39,000
Select Medical Corp. company guaranty 7 5/8s, 2015	5,000	4,213
Service Corporation International sr. notes 6 3/4s,
2016	80,000	76,700
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	55,500
Tenet Healthcare Corp. notes 7 3/8s, 2013	70,000	63,088
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	55,000	52,938
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	100,000	97,125
US Oncology, Inc. company guaranty 9s, 2012	35,000	36,225
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	35,000	33,950
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	50,000	55,750
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	15,000	15,263
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	25,000	25,156
WellPoint, Inc. notes 5s, 2014	25,000	24,166
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	30,000	29,394
Wyeth notes 5 1/2s, 2014	115,000	115,218
		1,197,904

Other (0.1%)
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	388,000	399,640

Technology (0.3%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	58,870
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	53,000	48,628
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	20,000	18,750
Arrow Electronics, Inc. debs. 7 1/2s, 2027	35,000	38,240
Avnet, Inc. notes 6s, 2015	35,000	34,151
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	20,000	20,100
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	85,000	79,426
Electronic Data Systems Corp. sec. sr. notes Ser. B,
6 1/2s, 2013	75,000	76,082
Freescale Semiconductor, Inc. sr. notes Ser. B,
7 1/8s, 2014	75,000	80,438
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	15,000	15,563
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	80,000	80,400
Lucent Technologies, Inc. debs. 6.45s, 2029	55,000	48,950
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	15,000	16,050
Nortel Networks, Ltd. 144A company guaranty FRN 9.73s,
2011 (Canada)	40,000	41,300
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	20,000	19,831
Serena Software, Inc. company guaranty 10 3/8s, 2016	10,000	10,475
Solectron Global Finance Corp. company guaranty 8s,
2016	25,000	24,750
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	34,000	35,020
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	88,000	91,080
UGS Capital Corp. II 144A sr. notes 10.38s, 2011	15,000	15,225
UGS Corp. company guaranty 10s, 2012	35,000	37,800
Unisys Corp. sr. notes 8s, 2012	30,000	28,050
Xerox Corp. sr. notes 6 7/8s, 2011	110,000	113,300
Xerox Corp. sr. notes 6.4s, 2016	50,000	49,750
Xerox Corp. unsecd. sr. notes 6 3/4s, 2017	25,000	25,375
		1,107,604

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	25,000	26,875
BNSF Funding Trust I company guaranty FRB 6.855s, 2055	105,000	105,534
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	14,292	14,578
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	81,648	82,873
Kansas City Southern Railway Co. company guaranty
9 1/2s, 2008	55,000	57,475
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	20,000	20,343
		307,678

Utilities & Power (0.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	40,000	39,778
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	115,000	123,050
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	23,610
Arizona Public Services Co. notes 6 1/2s, 2012	50,000	51,604
Atmos Energy Corp. notes 4.95s, 2014	50,000	47,292
Beaver Valley II Funding debs. 9s, 2017	65,000	73,479
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	5,000	5,034
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	50,000	54,229
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	25,000	29,175
CMS Energy Corp. sr. notes 7 1/2s, 2009	55,000	56,650
Colorado Interstate Gas Co. debs. 6.85s, 2037	10,000	10,054
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	45,000	44,160
Consolidated Natural Gas Co. sr. notes 5s, 2014	45,000	42,730
Consumers Energy Co. 1st mtge. 5s, 2012	55,000	53,736
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	20,000	19,807
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	40,000	39,291
Dominion Resources, Inc. jr. ub. notes FRN 7.32s, 2066	125,000	124,725
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	10,000	9,743
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	40,900
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	15,000	15,188
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	20,000	20,200
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	135,000	138,375
Enbridge Energy Partners LP sr. notes 5.35s, 2014	25,000	24,062
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	45,000	42,166
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	63,538
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	25,795
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	20,000	20,550
Kansas Gas & Electric bonds 5.647s, 2021	20,000	19,368
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	30,000	30,021
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036	110,000	111,188
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	120,000	128,100
Mirant North America, LLC company guaranty 7 3/8s, 2013	50,000	50,063
Monongahela Power Co. 1st mtge. 5s, 2006	80,000	80,000

Monongahela Power Co. 144A 1st mtge. 5.7s, 2017	50,000	50,244
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	29,431
Nevada Power Co. 2nd mtge. 9s, 2013	49,000	53,464
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	25,000	24,887
NRG Energy, Inc. sr. notes 7 3/8s, 2016	100,000	99,375
Oncor Electric Delivery Co. debs. 7s, 2022	25,000	27,093
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	45,000	51,045
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	45,000	45,171
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	78,201	78,894
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	30,000	29,557
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	45,000	44,970
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	47,925
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	45,000	46,726
Public Service Co. of New Mexico sr. notes 4.4s, 2008	25,000	24,519
Sierra Pacific Resources sr. notes 8 5/8s, 2014	25,000	26,993
Southern California Edison Co. 1st mtge. 5s, 2014	10,000	9,759
Southern California Edison Co. notes 6.65s, 2029	60,000	64,889
Teco Energy, Inc. notes 7.2s, 2011	135,000	140,738
Teco Energy, Inc. sr. notes 6 3/4s, 2015	5,000	5,125
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	10,000	10,532
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	30,000	29,939
TXU Corp. sr. notes Ser. P, 5.55s, 2014	75,000	70,858
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)	95,000	99,750
Westar Energy, Inc. 1st mtge. 5.15s, 2017	5,000	4,765
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	32,434
Williams Cos., Inc. (The) notes 7 5/8s, 2019	110,000	114,400
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	9,950
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	30,121	2,512
		2,933,606

		$25,005,925
Total corporate bonds and notes (cost $25,193,795)

ASSET-BACKED SECURITIES (3.5%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.67s, 2034	$30,060	$30,081
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	22,015	21,581
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	4,885	4,822
Ser. 04-6N, Class Note, 4 3/4s, 2035	7,621	7,512
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.74s,
2029	168,570	169,218
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.83s, 2012	167,668	167,694
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 3A, 3.71s, 2034	63,495	63,168
FRB Ser. 04-3, Class 2A, 3.59s, 2034	69,063	68,558
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	23,868	23,855
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.83s, 2036	54,000	46,153
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.83s, 2035	25,000	19,857
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.7s, 2034	16,156	16,174
FRB Ser. 05-HE1, Class A3, 5.62s, 2035	23,685	23,705
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.83s, 2036	25,000	20,300
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.464s, 2034	662,080	3,062
Ser. 05-E, Class 2, IO, 0.306s, 2035	1,604,000	10,251
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.36s, 2011	60,000	60,817
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	38,531
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.928s, 2039	250,000	250,180
Ser. 04-B, Class A1, 5.828s, 2039	268,751	268,750
FRB Ser. 03-F, Class A, 5.828s, 2043	74,306	74,492
FRB Ser. 04-D, Class A, 5.718s, 2044	110,928	111,002
Ser. 04-D, Class A, IO, 3.938s, 2007	500,769	10,601
Ser. 05-B, Class A, IO, 3.595s, 2039	430,970	12,998
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.68s, 2038	40,752	41,197
FRB Ser. 03-SSRA, Class A, 6.03s, 2038	40,752	40,993
FRB Ser. 04-SSRA, Class A1, 5.93s, 2039	53,662	53,828
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.598s, 2034	141,826	141,824
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.888s, 2034	32,197	32,062
Ser. 05-5, Class 21A1, 4.688s, 2035	174,519	173,127
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	267	267

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 5.92s, 2043	86,755	86,959
FRB Ser. 03-1, Class A1, 5.83s, 2042	76,974	76,973
FRB Ser. 05-3, Class A1, 5.78s, 2035	105,157	105,157
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.08s, 2010	13,000	13,296
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	11,993	11,808
CARSSX Finance, Ltd. 144A FRB Ser. 04-AA, Class B4,
10.83s, 2011 (Cayman Islands)	24,653	25,640
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.51s, 2008	140,000	148,750
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.41s, 2010	100,000	101,543
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	5,187	5,118
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	6,385	6,109
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.587s, 2010	60,000	60,659
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	100,000	110,651
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	121,049	26,344
Ser. 00-4, Class A6, 8.31s, 2032	455,000	392,090
Ser. 00-5, Class A6, 7.96s, 2032	129,000	111,623
Ser. 01-4, Class A4, 7.36s, 2033	291,000	301,181
Ser. 01-1, Class A5, 6.99s, 2032	725,000	710,729
Ser. 01-3, Class A4, 6.91s, 2033	85,000	81,756
Ser. 02-1, Class A, 6.681s, 2033	186,147	188,833
Ser. 01-1, Class A4, 6.21s, 2032	62,118	62,160
Ser. 01-3, Class A3, 5.79s, 2033	32,522	32,496
Ser. 01-4, Class A, IO, 2 1/2s, 2033	455,779	9,435
Ser. 01-3, Class A, IO, 2 1/2s, 2033	1,502,925	24,798
Ser. 01-1, Class A, IO, 2 1/2s, 2032	692,825	4,238
Countrywide Alternative Loan Trust
IFB Ser. 06-26CB, Class A2, IO, 0.47s, 2036	191,448	512
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	5,582	5,565
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	5,400	5,333
Ser. 04-14N, 5s, 2036	4,869	4,831
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.302s, 2035	199,119	198,427
Ser. 06-0A5, Class X, IO, 1.543s, 2046	638,257	29,021
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.806s, 2035 (SN)	644,165	21,237
IFB Ser. 06-R1, Class AS, IO, 0.743s, 2036 (SN)	762,577	23,995
IFB Ser. 05-R3, Class AS, IO, 0.707s, 2035 (SN)	535,909	14,812
IFB Ser. 05-R2, Class 1AS, IO, 0.415s, 2035 (SN)	361,176	11,825
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	100,000	102,705
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.87s, 2035	32,000	32,058
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	7,342	697
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.818s, 2035	101,308	100,695
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	100,000	97,716
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	16,204	15,031
Ser. 04-3, Class A, 4 1/2s, 2034	1,639	1,634
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.81s, 2010	100,000	100,084
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 6.18s, 2018	36,587	36,881
GEBL 144A
Ser. 04-2, Class D, 8.08s, 2032	86,875	86,875
Ser. 04-2, Class C, 6.18s, 2032	86,875	86,875
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	550,000	14,438
Granite Mortgages PLC
FRB Ser. 03-3, Class 1C, 6.95s, 2044 (United Kingdom)	70,000	71,035
FRB Ser. 02-2, Class 1C, 6 3/4s, 2043 (United Kingdom)	50,000	50,358
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	330,000	291,951
Ser. 97-6, Class A9, 7.55s, 2029	37,539	38,894
Ser. 97-4, Class A7, 7.36s, 2029	77,091	77,573
Ser. 96-10, Class M1, 7.24s, 2028	63,000	63,788
Ser. 97-6, Class A8, 7.07s, 2029	17,019	17,343
Ser. 97-7, Class A8, 6.86s, 2029	55,755	55,964
Ser. 99-3, Class A6, 6 1/2s, 2031	55,000	54,621
Ser. 99-2, Class A7, 6.44s, 2030	90,767	89,210
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	176,320	163,451
Ser. 99-5, Class A4, 7.59s, 2028	124,374	126,530
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.479s, 2045	512,440	14,733
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	56,727	56,306
GSAMP Trust 144A
Ser. 05-NC1, Class N, 5s, 2035	6,406	6,392
Ser. 04-NIM2, Class N, 4 7/8s, 2034	8,022	7,988
Ser. 04-NIM1, Class N2, zero %, 2034	7,545	5,557

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	21,259	22,670
Ser. 05-RP3, Class 1A3, 8s, 2035	66,252	70,011
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	54,801	57,215
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	60,142	63,560
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	68,860	71,882
IFB Ser. 05-RP1, Class 1AS, IO, 0.857s, 2035 (SN)	506,852	15,951
IFB Ser. 06-RP1, Class 1AS, IO, 0.468s, 2036 (SN)	999,682	24,682
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.863s, 2035	100,280	99,053
Ser. 04-12, Class 2A2, 3.554s, 2034	54,632	53,920
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.65s, 2036 (Cayman Islands)	141,550	137,269
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.227s,
2040 (United Kingdom)	36,000	36,058
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034	2,855	2,819
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	21,000	20,700
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 8.33s,
2036 (Cayman Islands)	120,000	127,500
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	455,383	3,202
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	227,694	1,601
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.83s, 2036	57,000	47,513
Marriott Vacation Club Owner Trust 144A
FRB Ser. 02-1A, Class A1, 6.03s, 2024	28,932	29,151
Ser. 04-1A, Class C, 5.265s, 2026	23,557	23,244
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.666s, 2034	36,505	36,686
Ser. 04-13, Class 3A6, 3.786s, 2034	134,000	128,678
Ser. 06-OA1, Class X, IO, 1.781s, 2046	657,437	30,098
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	128,486	2,865
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	343,889	963
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	1,208	1,200
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	79,779	83,111
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.51s, 2010	100,000	101,641
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.948s, 2027	107,306	101,941
Merrill Lynch Mortgage Investors, Inc. FRB Ser. 05-A9,
Class 3A1, 5.293s, 2035	259,559	258,464
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	1,717	1,694
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	2,002	1,964
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	2,660	2,601
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	1,606	1,589
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	1,320	1,305
Metris Master Trust FRB Ser. 04-2, Class C, 6.67s, 2010	51,000	51,026
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	44,154	43,727
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	13,016	12,966
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.62s, 2035	37,714	37,733
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	17,498	17,426
Ser. 04-HB2, Class E, 5s, 2012	18,393	18,130
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.398s, 2035	266,150	265,926
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	32,393	31,761
Ser. 04-B, Class C, 3.93s, 2012	12,427	12,127
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	69,000	66,796
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.437s, 2035	34,459	35,697
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	26,253	27,566
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	78,843	62,525
Ser. 95-B, Class B1, 7.55s, 2021	27,000	17,820
Ser. 01-E, Class A, IO, 6s, 2009	160,317	21,262
Ser. 02-C, Class A1, 5.41s, 2032	222,123	191,414
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	77,656	68,974
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.702s, 2018 (Ireland)	30,000	30,436
FRB Ser. 05-A, Class D, 6.902s, 2012 (Ireland)	32,000	31,997
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.83s, 2035	10,000	9,041
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	31,000	30,369
Park Place Securities, Inc. 144A FRB Ser. 05-WCW2,
Class M11, 7.83s, 2035	54,000	38,340
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.45s, 2042 (United Kingdom)	60,000	60,640
FRB Ser. 4, Class 3C, 6.1s, 2042 (United Kingdom)	110,000	111,131
FRB Ser. 5, Class 2C, 5.95s, 2042 (United Kingdom)	104,000	104,322

Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.39s, 2011 (United Kingdom)		116,000	115,275
FRB Ser. 04-2A, Class C, 6.209s, 2011 (United Kingdom)		100,000	99,003
Provident Funding Mortgage Loan Trust FRB Ser. 05-2,
Class 1A1A, 4.394s, 2035		148,227	147,613
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 7.18s, 2011		100,000	100,722
Ser. 04-DA, Class D, 4.4s, 2011		45,000	44,133
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.925s, 2034		23,588	23,020
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032		90,585	90,176
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.074s, 2035		52,000	46,295
Ser. 04-NT, Class Note, 5s, 2034		8,154	7,828
Ser. 04-N10B, Class A1, 5s, 2034		1,515	1,508
Ser. 04-NT12, Class Note, 4.7s, 2035		2,092	2,087
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.22s, 2036		59,532	716
Residential Funding Mortgage Securities I Ser. 04-S5, Class 2A1,
4 1/2s, 2019		208,007	196,192
Residential Funding Mortgage Securities I FRB Ser.
05-SA2, Class 1A, 4.689s, 2035		75,249	74,729
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.584s, 2033		108,662	108,696
SAIL Net Interest Margin Notes 144A
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		652	65
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		2,725	136
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		733	73
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		2,043	2,038
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)		1,600	1,595
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)		14,515	14,413
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)		10,925	10,861
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)		13,974	13,863
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)		18,430	18,332
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)		10,448	10,400
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)		2,610	183
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)		1,023	1,016
Ser. 04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands)		7,003	1,751
Ser. 04-RM2N, Class NA, 4s, 2035 (Cayman Islands)		482	482
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.83s, 2035		29,000	25,194
Structured Adjustable Rate Mortgage Loan Trust
Ser. 05-18, Class 6A1, 5.303s, 2035		127,351	126,935
Ser. 04-12, Class 1A2, 4.963s, 2034		79,879	80,299
Ser. 04-10, Class 1A1, 4.909s, 2034		60,231	60,570
Ser. 04-8, Class 1A3, 4.676s, 2034		14,555	14,614
Ser. 04-6, Class 1A, 4.371s, 2034		248,071	249,101
Ser. 05-9, Class AX, IO, 0.948s, 2035		1,769,364	25,479
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.68s, 2034		76,174	76,182
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.575s, 2015		247,365	247,288
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 5.143s, 2034		142,811	131,947
Ser. 04-8, Class 1A1, 4.676s, 2034		51,647	51,857
IFB Ser. 05-6, Class 5A8, 3.24s, 2035		244,291	203,819
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5 3/4s, 2035		24,923	24,936
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037 (Cayman Islands)		100,000	107,596
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.099s, 2036		173,916	172,925
Ser. 05-AR2, Class 2A1, 4.546s, 2035		74,315	73,111
Ser. 04-R, Class 2A1, 4.353s, 2034		76,504	75,073
Ser. 05-AR12, Class 2A5, 4.319s, 2035		965,000	944,674
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s, 2012		10,702	10,568
Ser. 04-4, Class D, 3.58s, 2012		14,169	13,942
Ser. 04-1, Class D, 3.17s, 2011		8,671	8,590
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011		27,979	27,825

			$13,835,626
Total asset-backed securities (cost $13,991,941)

PURCHASED OPTIONS OUTSTANDING (--%)(a)

	Expiration	Contract amount	Value
	date/strike price

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017	Mar 07/5.28	$4,916,000	$93,151
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017	Mar 07/5.28	4,916,000	49,757

			$142,908
Total purchased options outstanding (cost $241,130)

MUNICIPAL BONDS AND NOTES (--%)(a)

	Rating (RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$45,000	$46,608
NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s,
1/1/16	Aaa	25,000	23,578

			$70,186
Total municipal bonds and notes (cost $69,995)

SHORT-TERM INVESTMENTS (13.0%)(a)

		Principal	Value
		amount/shares

Short-term investments held as collateral for loaned
securities with yields ranging from 5.00% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)		$7,431,265	$7,415,261
Putnam Prime Money Market Fund (e)		42,834,960	42,834,960
Calyon for an effective yield of 5.15%,
February 26, 2007 (France)		700,000	699,743
HBOS Treasury Services PLC for an effective yield of
5.26%, April 5, 2007 (United Kingdom)		300,000	300,008

			$51,249,972
Total short-term investments (cost $51,249,972)

TOTAL INVESTMENTS

Total investments (cost $377,034,289)(b)			$420,388,393

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (aggregate face value $50,211,247) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$13,414,129	$13,628,310	10/18/06	$(214,181)
British Pound	18,506,177	18,663,585	12/20/06	(157,408)
Canadian Dollar	4,857,766	4,854,440	10/18/06	3,326
Euro	4,868,588	4,890,155	12/20/06	(21,567)
Hong Kong Dollar	295,828	296,879	11/15/06	(1,051)
Japanese Yen	2,730,947	2,794,777	11/15/06	(63,830)
New Zealand Dollar	973,531	973,823	10/18/06	(292)
South Korean Won	2,088,625	2,052,906	11/15/06	35,719
Swedish Krona	988,397	993,302	12/20/06	(4,905)
Swiss Franc	1,058,384	1,063,070	12/20/06	(4,686)

Total				$(428,875)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (aggregate face value $91,528,876) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,433,013	$3,458,974	10/18/06	$25,961
British Pound	8,960,435	9,035,105	12/20/06	74,670
Canadian Dollar	4,590,565	4,578,971	10/18/06	(11,594)
Danish Krone	599,552	605,651	12/20/06	6,099
Euro	29,045,219	29,311,543	12/20/06	266,324
Japanese Yen	22,934,430	23,587,552	11/15/06	653,122
New Zealand Dollar	2,012,477	1,933,167	10/18/06	(79,310)
Norwegian Krone	6,253,151	6,300,059	12/20/06	46,908
Singapore Dollar	1,759,879	1,778,289	11/15/06	18,410
Swedish Krona	7,063,083	7,101,609	12/20/06	38,526
Swiss Franc	3,806,291	3,837,956	12/20/06	31,665

Total				$1,070,781

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	2	$206,455	Dec-06	$3,184
Dow Jones Euro Stoxx 50 Index (Long)	162	8,029,056	Dec-06	159,802
Dow Jones Euro Stoxx 50 Index (Short)	42	2,081,607	Dec-06	(55,458)
Euro-Bobl 5 yr (Long)	6	835,576	Dec-06	2,945
Euro-Bund 10 yr (Long)	34	5,085,907	Dec-06	48,556
Euro-Bund 10 yr (Short)	30	4,487,565	Dec-06	(43,034)
Euro-Dollar 90 day (Long)	8	1,893,300	Dec-06	1,078
Euro-Dollar 90 day (Long)	75	17,779,688	Mar-07	(7,042)
Euro-Dollar 90 day (Long)	8	1,899,700	Jun-07	2,578
Euro-Dollar 90 day (Long)	8	1,902,500	Sep-07	3,078
Euro-Dollar 90 day (Short)	82	19,518,050	Dec-07	11,947
FTSE 100 Index (Short)	129	14,423,469	Dec-06	(120,885)
Japanese Government Bond 10 yr (Long)	3	3,425,667	Dec-06	19,556
Japanese Government Bond Mini 10 yr (Short)	27	3,085,388	Dec-06	(21,998)
Russell 2000 Index Mini (Long)	121	8,858,410	Dec-06	(10,062)
Russell 2000 Index Mini (Short)	172	12,592,120	Dec-06	(11,314)
S&P 500 Index (Long)	4	1,345,400	Dec-06	15,722
S&P 500 Index E-Mini (Long)	538	36,193,950	Dec-06	526,996
S&P 500 Index E-Mini (Short)	687	46,217,925	Dec-06	(636,347)
S&P MidCap 400 Index E-Mini (Long)	107	8,138,420	Dec-06	86,668
SPI 200 Index (Long)	83	8,018,378	Dec-06	84,079
SPI 200 Index (Short)	4	386,428	Dec-06	(8,592)
Tokyo Price Index (Long)	57	7,797,967	Dec-06	(118,567)
Tokyo Price Index (Short)	11	1,504,871	Dec-06	26,049
U.K. Gilt 10 yr (Long)	11	2,260,739	Dec-06	4,060
U.S. Treasury Bond 20 yr (Long)	32	3,597,000	Dec-06	(19,341)
U.S. Treasury Note 10 yr (Long)	410	44,305,626	Dec-06	356,674
U.S. Treasury Note 2 yr (Short)	170	34,765,000	Dec-06	(13,969)
U.S. Treasury Note 5 yr (Long)	165	17,410,078	Dec-06	97,221

Total				$383,584

WRITTEN OPTIONS OUTSTANDING at 9/30/06 (premiums received $436,109) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a
fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.	$4,220,000	Jul 07/4.55	$19,861
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a
fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.	4,220,000	Jul 07/4.55	214,832
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA maturing March 5,
2018.	1,584,000	Mar 08/5.225	45,605
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA maturing March
5, 2018.	1,584,000	Mar 08/5.225	42,218

Total			$322,516

TBA SALE COMMITMENTS OUTSTANDING at 9/30/06 (proceeds receivable $12,476,668) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2021	$800,000	10/17/06	$771,625
FNMA, 5 1/2s, October 1, 2036	8,700,000	10/12/06	8,570,179
FNMA, 5 1/2s, November 1, 2036	3,200,000	11/13/06	3,151,500

Total			$12,493,304

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$600,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(26,925)

204,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	195

2,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	9,755

170,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	7,176

140,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	5,249

340,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	12,353

940,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	28,520

4,700,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	17,975

3,500,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(111,572)

4,370,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	98,775

1,500,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	69,386

4,509,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(35,615)

Citibank, N.A.
2,220,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(24,798)

190,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(5,441)

Credit Suisse First Boston International
303,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	1,415

2,750,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(66,172)

3,140,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(137,656)

6,200,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	147,319

Credit Suisse International
185,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	538

Goldman Sachs Capital Markets, L.P.
195,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(8,583)

560,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(14,544)

Goldman Sachs International
368,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(1,175)

1,105,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	503

JPMorgan Chase Bank, N.A.
2,100,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	13,211

1,400,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(70,643)

4,000,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	106,854

7,200,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	30,126

574,000	8/2/15	4.6570%	3 month USD-LIBOR-BBA	(20,100)

2,860,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(139,081)

200,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	8,724

820,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	25,577

3,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(92,565)

432,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(1,681)

1,295,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	392

208,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(1,929)

8,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	136,951

3,435,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(48,670)

Lehman Brothers International (Europe)
8,408,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(256,018)

7,663,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(118,484)

Lehman Brothers Special Financing, Inc.
6,530,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	22,250

6,250,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(75,500)

10,375,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	48,452

Total				$(465,456)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$337,445	E	1/19/07	-	S&P 500 Index 6 month	$(111,560)
				forward variance

Citibank, N.A.
740,000		11/1/06	7.5 bp plus beginning of period	The spread return of Lehman	172
			nominal spread of Lehman Brothers	Brothers AAA 8.5+ CMBS
			AAA 8.5+ Commercial Mortgage	Index adjusted by modified
			Backed Securities Index	duration factor

12,114,230		1/17/07	3 month USD-LIBOR-BBA minus 85	Russell 2000 Total Return	(100,670)
			bp	Index

Deutsche Bank AG London
334,315	E	12/15/06	-	S&P 500 Index 6 month	(142,692)
				forward variance

347,499	E	12/15/06	-	S&P 500 Index 6 month	(163,159)
				forward variance

740,000		11/1/06	5 bp plus nominal spread of Lehman	The spread return of Lehman	106
			Brothers AAA 8.5+ Commercial	Brothers AAA 8.5+ CMBS
			Mortgage Backed Securities Index	Index adjusted by modified
				duration factor

4,986,713		6/19/07	(3 month USD-LIBOR-BBA minus 300	iShares MSCI Emerging	32,812
			bp)	Markets Index

Goldman Sachs Capital Markets, L.P.
700,000		11/1/06	5 bp plus change in spread of Lehman	The spread return of Lehman	109
			Brothers AAA 8.5+ Commercial	Brothers AAA 8.5+ CMBS
			Mortgage Backed Securities Index	Index adjusted by modified
			multiplied by the modifiedduration	duration factor
			factor)

Goldman Sachs International
178,000		9/15/11	678 bp (1 month USD-LIBOR-BBA)	Ford Credit Auto Owner Trust	98
				Series 2005-B Class D

3,200,000		12/1/06	5 bp plus change in spread of Lehman	The spread return of Lehman	7,181
			Brothers Aaa 8.5+ Commercial	Brothers Aaa 8.5+ CMBS
			Mortgage Backed Securities Index	Index adjusted by modified
			multiplied by the modified duration	duration factor
			factor

JPMorgan Chase Bank, N.A.
288,023	E	3/16/07	-	S&P 500 Index 6 month	(26,947)
				forward variance

30,153,710		4/4/07	3 month USD-LIBOR-BBA minus 90	Russell 2000 Index	201,315
			bp

3,373,054		9/21/07	3 month USD-LIBOR-BBA	Russell 2000 Total Return	33,612
				Index

2,427,406		10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500	95,897
			bp)	Technology Hardware &
				Equipment Index

984,550		10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500 Utilities	(4,391)
			bp)	Index

1,099,331		10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500	54,522
			bp)	Transportation Index

3,976,672		10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500	111,603
			bp)	Pharmaceuticals,
				Biotechnology & Life Sciences
				Index

1,059,895		10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500	77,016
			bp)	Retailing Index

3,661,419		10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500 Health	(29,923)
			bp)	Care Equipment & Services
				Index

1,061,586		10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500	37,128
			bp)	Insurance Index

2,285,015	10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500 Food	(42,526)
		bp)	Beverage & Tobacco Index

2,633,116	10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500 Food &	26,931
		bp)	Staples Retailing GICS
			Industry Group Index

2,176,043	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500	(31,378)
		bp	Household & Personal
			Products Index

1,812,160	10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500	81,311
		bp)	Diversified Financials Index

4,289,856	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500	(209,219)
		bp	Software & Services Index

3,067,688	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500 Real	(79,459)
		bp	Estate Index

2,005,553	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500	(87,936)
		bp	Commercial Services &
			Supplies Index

3,597,703	10/4/06	(1 month USD-LIBOR-BBA plus 25	Standard & Poors 500 Energy	(107,695)
		bp)	Index

2,196,156	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500	19,639
		bp	Materials Index

2,872,286	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500	(82,461)
		bp	Telecommunication Services
			Index

2,005,094	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500	(130,571)
		bp	Consumer Services Index

2,792,069	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500	(191,100)
		bp	Consumer Durables & Apparel
			Index

2,678,402	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500 Banks	(63,644)
		bp	Index

632,522	10/4/06	1 month USD-LIBOR-BBA minus 30	Standard & Poors 500	(15,835)
		bp	Automobiles & Components
			Index

Lehman Brothers Special Financing, Inc.
1,000,128	10/1/06	(4.40688)	Lehman Brothers U.S. High	37,742
			Yield Index

299,243	4/1/07	(1 year USD-LIBOR-BBA minus 35	Lehman Brothers U.S. High	5,205
		bp)	Yield Index

699,816	3/1/07	(1 year USD-LIBOR-BBA minus 25	Lehman Brothers U.S. High	16,185
		bp)	Yield Index

Total				$(782,582)

(E) See Total return swap contracts note regarding extended effective dates.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications Corp. 7 5/8%, 6/15/12	$--	$35,000	9/20/11	(111 bp)	$(107)

L-3 Communications Corp. 7 5/8%, 6/15/12	--	15,000	6/20/11	(101 bp)	(11)

Waste Management, 7.375%, 8/1/10	--	55,000	9/20/12	64 bp	693

Citibank, N.A.
Celestica, Inc. 7 7/8%, 7/1/11	--	40,000	9/20/11	285 bp	111

DJ CDX NA HY Series 6 Index	24	18,000	6/20/11	(345 bp)	(193)

DJ CDX NA HY Series 6 Index	155	9,000	6/20/11	(345 bp)	46

DJ CDX NA HY Series 6 Index 25-35% tranche	--	72,000	6/20/11	80 bp	91

DJ CDX NA HY Series 6 Index 25-35% tranche	--	36,000	6/20/11	74 bp	7

Ford Motor Co., 7.45%, 7/16/31	--	15,000	6/20/07	620 bp	306

Visteon Corp., 7%, 3/10/14	--	20,000	6/20/09	605 bp	1,158

CreditSuisse First Boston International
Ford Motor Co., 7.45%, 7/16/31	--	35,000	9/20/07	(487.5 bp)	(571)

Ford Motor Co., 7.45%, 7/16/31	--	45,000	9/20/08	725 bp	2,029

Ford Motor Co., 7.45%, 7/16/31	--	10,000	9/20/07	(485 bp)	(161)

Deutsche Bank AG
DJ CDX NA IG Series 7	--	167,000	12/20/13	(50 bp)	(71)

DJ CDX NA IG Series 7 Index 7-10% tranche	--	167,000	12/20/13	55 bp	107

Ford Motor Co., 7.45%, 7/16/31	--	21,000	6/20/07	595 bp	340

France Telecom, 7.25%, 1/28/13	--	90,000	6/20/16	70 bp	357

Visteon Corp., 7%, 3/10/14	--	25,000	6/20/09	535 bp	1,008

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 6 Index	237	500	6/20/11	(345 bp)	230

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,000	6/20/11	74 bp	(3)

DJ CDX NA IG Series 5 Index	--	1,240,000	12/20/10	(45 bp)	(5,354)

Ford Motor Co., 7.45%, 7/16/31	--	15,000	6/20/07	630 bp	354

Noble Energy, Inc., 8%, 4/1/27	--	55,000	6/20/13	60 bp	(31)

Goldman Sachs International
Any one of the underlying securities in the basket
of BB CMBS securities	--	414,000	(a)	2.461%	28,197

DJ CDX NA HY Series 6 Index	60	22,250	6/20/11	(345 bp)	(209)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	89,000	6/20/11	85 bp	302

DJ CDX NA IG Series 6 Index	--	277,000	6/20/13	55 bp	1,842

DJ CDX NA IG Series 6 Index	127	277,000	6/20/13	(50 bp)	(20)

DJ CDX NA IG Series 7 Index	--	278,000	12/20/13	(50 bp)	158

DJ CDX NA IG Series 7 Index 7-10% tranche	--	278,000	12/20/13	56 bp	336

General Motors Corp., 7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	1,587

General Motors Corp., 7 1/8%, 7/15/13	--	35,000	9/20/07	(427.5 bp)	(685)

General Motors Corp., 7 1/8%, 7/15/13	--	10,000	9/20/07	(425 bp)	(189)

General Motors Corp., 7 1/8%, 7/15/13	--	10,000	9/20/08	620 bp	453

L-3 Communications Corp. 7 5/8%, 6/15/12	--	10,000	9/20/11	(108 bp)	(14)

United States Steel Corp., 9 3/4%, 5/15/10	--	25,000	9/20/09	(65 bp)	26

JPMorgan Chase Bank, N.A.
DJ CDX NA IG Series 5	5,082	1,460,000	12/20/10	(45 bp)	(1,222)

DJ CDX NA IG Series 5 Index	2,442	1,025,000	12/20/10	(45 bp)	(1,983)

Ford Motor Co., 7.45%, 7/16/31	--	15,000	6/20/07	635 bp	293

Ford Motor Co., 7.45%, 7/16/31	--	20,000	6/20/07	665 bp	432

Ford Motor Co., 7.45%, 7/16/31	--	5,000	9/20/07	(345 bp)	4

Ford Motor Co., 7.45%, 7/16/31	--	5,000	9/20/08	550 bp	32

General Motors Corp., 7 1/8%, 7/15/13	--	5,000	9/20/07	(350 bp)	(61)

General Motors Corp., 7 1/8%, 7/15/13	--	5,000	9/20/08	500 bp	115

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6 Index	142	17,750	6/20/11	(345 bp)	(72)

DJ CDX NA HY Series 6 Index	231	21,750	6/20/11	(345 bp)	(31)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	71,000	6/20/11	74 bp	75

DJ CDX NA HY Series 6 Index 25-35% tranche	--	87,000	6/20/11	72 bp	17

DJ CDX NA IG Series 5 Index	(181)	560,000	12/20/10	(45 bp)	(2,599)

DJ CDX NA IG Series 4 Index	(408)	305,000	12/20/10	(45 bp)	(1,725)

DJ CDX NA IG Series 5 Index	2,729	1,105,000	12/20/10	(45 bp)	(2,042)

DJ CDX NA IG Series 5 Index	(1,130)	620,000	12/20/10	(45 bp)	(3,807)

DJ CDX NA IG Series 6 Index	1,931	1,480,000	6/20/11	(40 bp)	(425)

General Motors Corp., 7 1/8%,7/15/13	--	45,000	12/20/06	750 bp	567

Hilton Hotels, 7 5/8%, 12/1/12	--	65,000	6/20/13	94 bp	(927)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%, 7/16/31	--	20,000	9/20/07	(345 bp)	(11)

Ford Motor Co., 7.45%, 7/16/31	--	20,000	9/20/08	570 bp	352

General Motors Corp., 7 1/8%, 7/15/13	--	25,000	9/20/07	(335 bp)	(32)

General Motors Corp., 7 1/8%, 7/15/13	--	25,000	9/20/08	500 bp	593

Merrill Lynch International
DJ CDX NA IG Series 5 Index	(187)	290,000	12/20/10	(45 bp)	(1,439)

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	--	20,000	3/20/11	355 bp	766

DJ CDX NA HY Series 6 Index	--	22,750	6/20/11	(345 bp)	(274)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	91,000	6/20/11	73 bp	(165)

DJ CDX NA HY Series 6 Index 25-35% tranche	387	15,000	6/20/11	(345 bp)	206

DJ CDX NA HY Series 6 Index 25-35% tranche	242	60,000	6/20/11	74 bp	165

DJ CDX NA IG Series 7 Index	187	288,000	12/20/13	(50 bp)	154

DJ CDX NA IG Series 7 Index, 7-10% tranche	--	288,000	12/20/13	53 bp	(38)

Ford Motor Co., 7.45%, 7/16/31	--	5,000	9/20/07	(345 bp)	(15)

Ford Motor Co., 7.45%, 7/16/31	--	5,000	9/20/08	560 bp	79

General Motors Corp., 7 1/8%, 7/15/13	--	5,000	9/20/07	(335 bp)	(54)

General Motors Corp., 7 1/8%, 7/15/13	--	5,000	9/20/08	500 bp	119

Total					$19,166
* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $392,839,887.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $379,482,025, resulting in gross unrealized appreciation and depreciation of $48,920,715 and $8,014,347, respectively, or net unrealized appreciation of $40,906,368.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $7,114,512. The fund received cash collateral of $7,415,261 which is pooled with collateral of other Putnam funds into 40 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,476,401 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $126,231,880 and $139,064,759, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees. On September 30, 2006, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $141,615. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the value of these securities was adjusted to the values shown in this schedule aggregating $112,502. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

At September 30, 2006, liquid assets totaling $119,097,073 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2006.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Australia	0.8%
France	1.5
Germany	1.5
Italy	0.5
Japan	4.0
Netherlands	1.6
Spain	0.6
Sweden	0.8
Switzerland	1.0
United Kingdom	4.0
United States	80.9
Other	2.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (98.7%)(a)
	Shares	Value

Airlines (0.6%)
AMR Corp. (NON)	56,500	$1,307,410
Korean Airlines Co., Ltd. (South Korea)	44,030	1,620,647
		2,928,057

Automotive (2.5%)
Suzuki Motor Corp. (Japan)	557,800	14,210,405

Banking (14.4%)
Bank of America Corp.	383,456	20,541,738
Bank of Ireland PLC (Ireland)	143,773	2,808,026
Barclays PLC (United Kingdom)	353,742	4,453,010
Credit Agricole SA (France)	338,692	14,860,120
KBC Groupe SA (Belgium)	43,228	4,547,202
Royal Bank of Scotland Group PLC (United Kingdom)	357,034	12,263,048
Societe Generale (France)	38,903	6,183,955
U.S. Bancorp	197,880	6,573,574
UniCredito Italiano SpA (Italy)	863,374	7,157,282
Washington Mutual, Inc.	84,929	3,691,864
		83,079,819

Basic Materials (2.3%)
BHP Billiton PLC (United Kingdom)	81,816	1,408,887
Teck Cominco, Ltd. Class B (Canada)	189,500	11,892,595
		13,301,482

Beverage (1.2%)
Coca-Cola Enterprises, Inc.	81,700	1,701,811
InBev NV (Belgium)	94,055	5,172,627
		6,874,438

Biotechnology (2.4%)
Amgen, Inc. (NON) (SEG)	119,100	8,519,223
Biogen Idec, Inc. (NON)	113,700	5,080,116
		13,599,339

Broadcasting (0.2%)
British Sky Broadcasting PLC (United Kingdom)	140,102	1,428,710

Building Materials (0.5%)
Sherwin-Williams Co. (The)	55,706	3,107,281

Chemicals (1.4%)
BASF AG (Germany)	98,365	7,888,982

Communications Equipment (0.2%)
Cisco Systems, Inc. (NON)	52,800	1,214,400

Computers (0.4%)
IBM Corp. (S)	25,900	2,122,246

Conglomerates (2.1%)
Mitsubishi Corp. (Japan)	470,300	8,886,333
Vivendi SA (France)	88,360	3,181,794
		12,068,127

Consumer Cyclicals (1.4%)
Matsushita Electric Industrial Co., Ltd. (Japan)	387,000	8,225,824

Consumer Finance (2.8%)
Capital One Financial Corp.	44,500	3,500,370
Countrywide Financial Corp. (S)	356,000	12,474,240
		15,974,610

Consumer Goods (1.9%)
Reckitt Benckiser PLC (United Kingdom)	265,760	10,989,409

Electric Utilities (1.5%)
FirstEnergy Corp.	31,100	1,737,246
PG&E Corp.	165,800	6,905,570

		8,642,816

Electronics (2.1%)
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	2,901,000	2,173,887
Hynix Semiconductor, Inc. (South Korea) (NON)	130,292	5,156,669
United Microelectronics Corp. (Taiwan)	8,452,942	4,725,432
		12,055,988

Energy (1.0%)
Grant Prideco, Inc. (NON)	151,900	5,776,757

Financial (1.4%)
Citigroup, Inc.	82,672	4,106,318
ORIX Corp. (Japan)	13,480	3,745,149
		7,851,467

Food (1.1%)
Delhaize Group (Belgium)	74,992	6,292,747

Gaming & Lottery (1.4%)
Sankyo Co., Ltd. (Japan)	152,200	8,119,690

Health Care Services (0.9%)
Cardinal Health, Inc.	77,945	5,124,104

Homebuilding (1.2%)
Barratt Developments PLC (United Kingdom)	361,335	7,194,065

Household Furniture and Appliances (1.0%)
Whirlpool Corp. (S)	71,671	6,028,248

Insurance (3.6%)
ACE, Ltd. (Bermuda)	20,720	1,134,006
Allianz AG (Germany)	67,294	11,632,816
Zurich Financial Services AG (Switzerland)	31,592	7,743,014
		20,509,836

Investment Banking/Brokerage (5.2%)
Bear Stearns Cos., Inc. (The)	20,900	2,928,090
Credit Suisse Group (Switzerland)	163,596	9,441,744
Goldman Sachs Group, Inc. (The)	59,100	9,997,947
Macquarie Bank, Ltd. (Australia)	148,954	7,673,722
		30,041,503

Machinery (3.6%)
Cummins, Inc. (S)	49,600	5,913,808
Fanuc, Ltd. (Japan)	92,800	7,271,939
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	45,488	1,727,634
Komatsu, Ltd. (Japan)	130,400	2,266,891
SMC Corp. (Japan)	28,800	3,801,099
		20,981,371

Manufacturing (1.2%)
SKF AB Class B (Sweden)	464,340	6,797,306

Metals (5.1%)
Algoma Steel, Inc. (Canada) (NON)	105,600	2,964,260
Nucor Corp. (S)	189,900	9,398,151
Phelps Dodge Corp. (S)	24,700	2,092,090
POSCO (South Korea)	24,932	6,471,799
Zinifex, Ltd. (Australia)	979,155	8,540,213
		29,466,513

Office Equipment & Supplies (1.7%)
Canon, Inc. (Japan)	182,700	9,570,996

Oil & Gas (10.4%)
Chevron Corp.	101,400	6,576,804
China Petroleum & Chemical Corp. (China)	2,608,000	1,615,765
Exxon Mobil Corp.	260,143	17,455,595
Frontier Oil Corp. (S)	238,600	6,341,988
Marathon Oil Corp.	164,244	12,630,364
Nippon Mining Holdings, Inc. (Japan)	571,000	4,054,236
Norsk Hydro ASA (Norway) (S)	45,750	1,023,290
Tesoro Corp. (S)	49,000	2,841,020
Valero Energy Corp.	148,300	7,633,001
		60,172,063

Pharmaceuticals (7.6%)

Johnson & Johnson	284,400	18,468,936
Pfizer, Inc.	569,900	16,162,364
Roche Holding AG (Switzerland)	52,472	9,049,495
		43,680,795

Railroads (0.9%)
Canadian National Railway Co. (Canada)	128,100	5,369,083

Real Estate (0.2%)
Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)	108,828	873,889

Retail (2.0%)
Marks & Spencer Group PLC (United Kingdom)	412,148	4,945,765
Supervalu, Inc.	218,800	6,487,420
		11,433,185

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	25,900	1,275,316

Software (3.6%)
Microsoft Corp.	196,501	5,370,372
Oracle Corp. (NON)	859,300	15,243,982
		20,614,354

Technology Services (1.0%)
Accenture, Ltd. Class A (Bermuda) (S)	190,400	6,037,584

Telecommunications (4.2%)
Embarq Corp.	11,690	565,445
France Telecom SA (France)	88,007	2,017,601
Koninklijke (Royal) KPN NV (Netherlands)	538,067	6,856,048
Sprint Nextel Corp.	703,300	12,061,595
StarHub, Ltd. (Singapore)	391,000	554,641
Vodafone Group PLC (United Kingdom)	969,052	2,212,601
		24,267,931

Telephone (1.0%)
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	3,192,300	5,720,242

Tobacco (1.3%)
Japan Tobacco, Inc. (Japan)	1,995	7,770,100

Total common stocks (cost $512,303,211)		$568,681,078

SHORT-TERM INVESTMENTS (7.5%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	7,261,505	$ 7,261,505
Short-term investments held as collateral for loaned
securities with yields ranging from 5.00% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)	$36,025,622	35,939,710

Total short-term investments (cost $43,201,215)		$43,201,215

TOTAL INVESTMENTS

Total investments (cost $555,504,426)(b)		$611,882,293

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (aggregate face value $75,552,194) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$18,483,688	$18,702,851	10/18/06	$(219,163)
British Pound	42,100,557	42,441,445	12/20/06	(340,888)
Canadian Dollar	5,222,912	5,191,505	10/18/06	31,407
Euro	8,914,937	8,962,411	12/20/06	(47,474)
Norwegian Krone	251,216	253,982	12/20/06	(2,766)

Total				$(578,884)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (aggregate face value $95,427,678) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$202,767	$206,815	10/18/06	$4,048
British Pound	2,805,930	2,832,379	12/20/06	26,449
Canadian Dollar	1,802,592	1,809,366	10/18/06	6,774
Euro	19,142,106	19,205,446	12/20/06	63,340
Japanese Yen	56,448,902	58,156,847	11/15/06	1,707,945
Swedish Krona	3,208,348	3,215,895	12/20/06	7,547
Swiss Franc	9,895,464	10,000,930	12/20/06	105,466

Total				$1,921,569

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	30	$1,486,862	Dec-06	$38,603
New Financial Times Stock Exchange 100 Index (Long)	9	1,006,289	Dec-06	8,604
S&P 500 Index (Long)	1	336,350	Dec-06	(179)
S&P ASX 200 Index (Long)	4	386,428	Dec-06	6,402
S&P/Toronto Stock Exchange 60 Index (Long)	3	363,959	Dec-06	6,631
Tokyo Price Index (Long)	7	957,645	Dec-06	(14,561)

Total				$45,500

NOTES

(a) Percentages indicated are based on net assets of $576,008,461.

(b) The aggregate identified cost on a tax basis is $558,330,140, resulting in gross unrealized appreciation and depreciation of $67,437,306 and $13,885,153, respectively, or net unrealized appreciation of $53,552,153.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $34,946,016. The fund received cash collateral of $35,939,710 which is pooled with collateral of other Putnam funds into 40 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $196,946 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $146,379,306 and $144,672,620, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

At September 30, 2006, liquid assets totaling $4,537,533 have been designated as collateral for open futures contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Australia	2.8%
Belgium	2.8
Bermuda	1.6
Canada	3.5
France	4.6
Germany	3.4
Hong Kong	1.0
Ireland	0.5
Italy	1.2
Japan	13.5
Netherlands	1.2
Singapore	0.5
South Korea	2.3
Sweden	1.2
Switzerland	4.6
Taiwan	0.8
United Kingdom	7.8
United States	46.4
Other	0.3
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2006, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund

The fund's portfolio
September 30, 2006 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.4%)
Omnicom Group, Inc.	188,000	$17,596,800

Aerospace and Defense (2.6%)
Boeing Co. (The)	60,600	4,778,310
Lockheed Martin Corp.	642,000	55,250,520
United Technologies Corp.	699,000	44,281,650
		104,310,480

Airlines (0.8%)
Southwest Airlines Co.	1,998,850	33,300,840

Automotive (0.9%)
Ford Motor Co. (S)	4,331,000	35,037,790

Banking (8.5%)
Bank of America Corp.	3,018,500	161,701,044
Commerce Bancorp, Inc.	821,400	30,153,594
PNC Financial Services Group	85,800	6,215,352
U.S. Bancorp	2,187,900	72,682,038
Washington Mutual, Inc.	890,600	38,714,382
Wells Fargo & Co.	937,400	33,915,132
		343,381,542

Beverage (0.5%)
Coca-Cola Enterprises, Inc.	1,035,000	21,559,050

Biotechnology (0.5%)
Biogen Idec, Inc. (NON) (S)	458,000	20,463,440

Building Materials (1.6%)
Masco Corp.	1,542,200	42,287,124
Sherwin-Williams Co. (The)	417,000	23,260,260
		65,547,384

Chemicals (2.5%)
Dow Chemical Co. (The)	834,000	32,509,320
E.I. du Pont de Nemours & Co.	864,000	37,013,760
Huntsman Corp. (NON)	183,700	3,343,340
Rohm & Haas Co. (S)	606,470	28,716,355
		101,582,775

Commercial and Consumer Services (0.5%)
Realogy Corp. (NON)	409,350	9,284,058
Wyndham Worldwide Corp. (NON)	340,480	9,523,226
		18,807,284

Communications Equipment (2.0%)
Cisco Systems, Inc. (NON)	1,022,200	23,510,600
Corning, Inc. (NON)	1,576,000	38,470,160
Qualcomm, Inc. (S)	553,000	20,101,550
		82,082,310

Computers (3.0%)
Dell, Inc. (NON)	1,348,900	30,808,876
EMC Corp. (NON)	2,764,000	33,112,720
Hewlett-Packard Co.	409,210	15,013,915
IBM Corp. (S)	521,200	42,707,128
		121,642,639

Conglomerates (4.2%)
3M Co.	781,800	58,181,556
Textron, Inc.	384,269	33,623,538
Tyco International, Ltd. (Bermuda)	2,814,300	78,772,257
		170,577,351

Consumer Finance (3.6%)
Capital One Financial Corp.	980,000	77,086,800
Countrywide Financial Corp.	1,998,300	70,020,432
		147,107,232

Consumer Goods (0.5%)
Eastman Kodak Co. (S)	804,000	18,009,600

Consumer Services (0.1%)
Service Corporation International	354,100	3,307,294

Containers (0.2%)
Crown Holdings, Inc. (NON)	193,800	3,604,680
Owens-Illinois, Inc. (NON) (S)	180,160	2,778,067
		6,382,747

Electric Utilities (2.3%)
Entergy Corp. (S)	368,800	28,851,224
Exelon Corp.	81,600	4,940,064
PG&E Corp.	1,329,200	55,361,180
Sierra Pacific Resources (NON) (S)	395,300	5,668,602
		94,821,070

Electronics (0.8%)
Intel Corp. (S)	966,400	19,878,848
Marvell Technology Group, Ltd. (Bermuda) (NON)	737,700	14,289,249
		34,168,097

Energy (0.6%)
BJ Services Co.	382,000	11,509,660
Pride International, Inc. (NON)	463,000	12,695,460
		24,205,120

Financial (8.1%)
Citigroup, Inc.	4,046,996	201,014,291
Fannie Mae	806,100	45,069,051
Freddie Mac	538,200	35,698,806
MBIA, Inc. (S)	192,000	11,796,480
MGIC Investment Corp.	570,900	34,236,873
		327,815,501

Food (1.1%)
Tyson Foods, Inc. Class A (S)	2,851,000	45,273,880

Forest Products and Packaging (0.4%)
Smurfit-Stone Container Corp. (NON)	509,500	5,706,400
Weyerhaeuser Co. (S)	185,200	11,395,356
		17,101,756

Health Care Services (1.7%)
Cardinal Health, Inc.	446,300	29,339,762
CIGNA Corp.	163,400	19,006,688
WellPoint, Inc. (NON)	280,100	21,581,705
		69,928,155

Homebuilding (1.4%)
D.R. Horton, Inc. (S)	445,000	10,657,750
Lennar Corp. (S)	617,800	27,955,450
Toll Brothers, Inc. (NON) (S)	597,000	16,763,760
		55,376,960

Household Furniture and Appliances (0.7%)
Whirlpool Corp. (S)	328,000	27,588,080

Insurance (10.4%)
ACE, Ltd. (Bermuda) (S)	943,500	51,637,755
American International Group, Inc.	1,671,500	110,753,590
Berkshire Hathaway, Inc. Class B (NON)	26,026	82,606,524
Chubb Corp. (The)	407,000	21,147,720
Endurance Specialty Holdings, Ltd. (Bermuda)	361,000	12,728,860
Everest Re Group, Ltd. (Barbados)	342,900	33,443,037
Genworth Financial, Inc. Class A	1,343,690	47,042,587
Prudential Financial, Inc.	595,000	45,368,750
RenaissanceRe Holdings, Ltd. (Bermuda)	315,000	17,514,000
		422,242,823

Investment Banking/Brokerage (5.6%)
Bear Stearns Cos., Inc. (The)	467,000	65,426,700
Goldman Sachs Group, Inc. (The)	353,000	59,717,010
Legg Mason, Inc. (S)	216,000	21,785,760
Morgan Stanley	1,123,900	81,943,549
		228,873,019

Leisure (0.9%)
Brunswick Corp. (S)	1,198,500	37,381,215

Lodging/Tourism (0.8%)
Carnival Corp.	138,000	6,490,140
Royal Caribbean Cruises, Ltd.	670,800	26,033,748
		32,523,888

Machinery (3.1%)
Caterpillar, Inc.	493,000	32,439,400
Deere (John) & Co. (S)	541,000	45,395,310
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	159,200	6,046,416
Parker-Hannifin Corp.	521,500	40,536,195
		124,417,321

Medical Technology (2.4%)
Baxter International, Inc.	506,300	23,016,398
Becton, Dickinson and Co.	354,000	25,017,180
Boston Scientific Corp. (NON)	1,690,530	25,002,939
Hospira, Inc. (NON)	514,000	19,670,780
PerkinElmer, Inc.	138,500	2,621,805
		95,329,102

Metals (0.8%)
Alcoa, Inc.	107,305	3,008,832
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	578,900	30,832,214
		33,841,046

Natural Gas Utilities (0.1%)
Southern Union Co. (S)	173,872	4,591,960

Oil & Gas (5.5%)
Apache Corp.	262,000	16,558,400
Devon Energy Corp.	104,300	6,586,545
Exxon Mobil Corp.	1,750,300	117,445,130
Hess Corp. (S)	494,100	20,465,622
Marathon Oil Corp.	118,600	9,120,340
Newfield Exploration Co. (NON)	612,065	23,588,985
Technip SA ADR (France) (S)	255,000	14,527,350
Valero Energy Corp.	116,100	5,975,667
XTO Energy, Inc.	245,000	10,321,850
		224,589,889

Pharmaceuticals (3.3%)
Barr Pharmaceuticals, Inc. (NON) (S)	244,000	12,673,360
Mylan Laboratories, Inc.	315,700	6,355,041
Pfizer, Inc. (S)	3,211,900	91,089,484
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	421,000	14,351,890
Watson Pharmaceuticals, Inc. (NON)	379,000	9,918,430
		134,388,205

Photography/Imaging (0.1%)
Xerox Corp. (NON)	325,700	5,067,892

Publishing (0.2%)
R. R. Donnelley & Sons Co.	221,600	7,303,936

Railroads (0.3%)
Norfolk Southern Corp.	279,000	12,289,950

Regional Bells (1.6%)
Verizon Communications, Inc. (S)	1,690,900	62,783,117

Restaurants (1.6%)
McDonald's Corp.	1,037,600	40,590,912
Yum! Brands, Inc.	465,000	24,203,250
		64,794,162

Retail (5.4%)
Dollar General Corp.	745,000	10,154,350
Expedia, Inc. (NON)	750,000	11,760,000
Family Dollar Stores, Inc.	359,000	10,497,160
Foot Locker, Inc.	122,300	3,088,075
Gap, Inc. (The)	1,111,800	21,068,610
Home Depot, Inc. (The)	1,814,400	65,808,288
OfficeMax, Inc.	142,300	5,797,302
Ross Stores, Inc.	988,000	25,105,080
Staples, Inc.	836,000	20,339,880
Supervalu, Inc.	183,800	5,449,670
Wal-Mart Stores, Inc.	803,000	39,603,960

		218,672,375

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	210,000	10,340,400

Software (2.6%)
Adobe Systems, Inc. (NON)	620,000	23,219,000
McAfee, Inc. (NON)	1,190,000	29,107,400
Oracle Corp. (NON)	1,366,500	24,241,710
Symantec Corp. (NON)	1,340,000	28,515,200
		105,083,310

Staffing (0.3%)
Hewitt Associates, Inc. Class A (NON)	464,712	11,273,913

Technology Services (0.7%)
Computer Sciences Corp. (NON)	214,000	10,511,680
VeriSign, Inc. (NON)	885,000	17,877,000
		28,388,680

Telecommunications (1.5%)
Embarq Corp.	68,130	3,295,448
Sprint Nextel Corp.	3,412,600	58,526,090
		61,821,538

Telephone (1.4%)
AT&T, Inc. (S)	1,780,000	57,956,800

Textiles (0.5%)
NIKE, Inc. Class B (S)	214,000	18,750,680

Tobacco (0.3%)
Altria Group, Inc.	180,800	13,840,240

Toys (0.1%)
Mattel, Inc.	255,400	5,031,380

Waste Management (0.8%)
Waste Management, Inc.	894,000	32,791,920

Total common stocks (cost $3,285,017,967)		$4,061,343,938

SHORT-TERM INVESTMENTS (4.6%)(a) (cost $185,806,427)

	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)	$186,261,030	$185,806,427

TOTAL INVESTMENTS

Total investments (cost $3,470,824,394) (b)		$4,247,150,365

NOTES

(a) Percentages indicated are based on net assets of $4,055,665,306.

(b) The aggregate identified cost on a tax basis is $3,546,410,642, resulting in gross unrealized appreciation and depreciation of $778,921,001 and $78,181,278, respectively, or net unrealized appreciation of $700,739,723.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $178,770,733. The fund received cash collateral of $185,806,427 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $453,261 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $436,502,831 and $479,156,488, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
Omnicom Group, Inc.	3,500	$327,600

Aerospace and Defense (1.6%)
L-3 Communications Holdings, Inc.	4,101	321,231
Lockheed Martin Corp.	5,601	482,022
		803,253

Airlines (1.6%)
JetBlue Airways Corp. (NON)	25,000	231,750
Southwest Airlines Co.	35,300	588,098
		819,848

Automotive (0.9%)
Harley-Davidson, Inc.	7,100	445,525

Banking (7.2%)
Bank of America Corp.	25,620	1,372,463
Commerce Bancorp, Inc.	20,100	737,871
U.S. Bancorp	21,400	710,908
Wells Fargo & Co.	21,700	785,106
		3,606,348

Biotechnology (2.3%)
Amgen, Inc. (NON)	8,800	629,464
Biogen Idec, Inc. (NON)	7,100	317,228
Genentech, Inc. (NON)	2,400	198,480
		1,145,172

Building Materials (0.8%)
Sherwin-Williams Co. (The)	7,400	412,772

Communications Equipment (4.9%)
Cisco Systems, Inc. (NON)	56,800	1,306,400
Corning, Inc. (NON)	18,300	446,703
Qualcomm, Inc.	19,600	712,460
		2,465,563

Computers (5.3%)
Apple Computer, Inc. (NON)	12,700	978,281
Dell, Inc. (NON)	33,400	762,856
EMC Corp. (NON)	53,100	636,138
Network Appliance, Inc. (NON)	7,400	273,874
		2,651,149

Conglomerates (1.0%)
Danaher Corp.	7,000	480,690

Consumer Finance (4.4%)
Capital One Financial Corp.	14,000	1,101,240
Countrywide Financial Corp.	31,100	1,089,744
		2,190,984

Consumer Goods (1.0%)
Colgate-Palmolive Co.	8,300	515,430

Electronics (0.9%)
Analog Devices, Inc.	6,461	189,889
Microchip Technology, Inc.	7,400	239,908
		429,797

Financial (5.5%)
American Express Co.	11,700	656,136
Chicago Mercantile Exchange Holdings, Inc. (The)	1,000	478,250
Citigroup, Inc.	25,700	1,276,519
Moody's Corp.	5,300	346,514
		2,757,419

Health Care Services (5.9%)

Cardinal Health, Inc.	6,400	420,736
Coventry Health Care, Inc. (NON)	5,800	298,816
Express Scripts, Inc. (NON)	4,500	339,705
UnitedHealth Group, Inc.	20,300	998,760
WellPoint, Inc. (NON)	11,300	870,665
		2,928,682

Homebuilding (0.8%)
NVR, Inc. (NON)	749	400,715

Insurance (4.2%)
ACE, Ltd. (Bermuda)	8,900	487,097
American International Group, Inc.	16,100	1,066,786
Prudential Financial, Inc.	6,900	526,125
		2,080,008

Investment Banking/Brokerage (6.3%)
Bear Stearns Cos., Inc. (The)	6,400	896,640
Goldman Sachs Group, Inc. (The)	7,100	1,201,107
Morgan Stanley	9,700	707,227
T. Rowe Price Group, Inc.	7,300	349,305
		3,154,279

Lodging/Tourism (1.5%)
Las Vegas Sands Corp. (NON)	7,600	519,460
Royal Caribbean Cruises, Ltd.	6,500	252,265
		771,725

Machinery (2.7%)
Caterpillar, Inc.	13,700	901,460
Parker-Hannifin Corp.	5,800	450,834
		1,352,294

Manufacturing (0.9%)
Illinois Tool Works, Inc.	9,500	426,550

Medical Technology (2.9%)
Becton, Dickinson and Co.	4,900	346,283
Boston Scientific Corp. (NON)	24,100	356,439
Medtronic, Inc.	8,800	408,672
St. Jude Medical, Inc. (NON)	9,000	317,610
		1,429,004

Oil & Gas (6.3%)
Apache Corp.	6,190	391,208
Devon Energy Corp.	9,500	599,925
EOG Resources, Inc.	8,100	526,905
Exxon Mobil Corp.	7,200	483,120
Hess Corp.	5,600	231,952
Marathon Oil Corp.	3,100	238,390
Occidental Petroleum Corp.	7,000	336,770
Valero Energy Corp.	6,000	308,820
		3,117,090

Other (0.5%)
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	1,900	253,802

Pharmaceuticals (1.1%)
Barr Pharmaceuticals, Inc. (NON)	5,300	275,282
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	8,500	289,765
		565,047

Power Producers (0.6%)
AES Corp. (The) (NON)	13,600	277,304

Publishing (1.0%)
McGraw-Hill Cos., Inc. (The)	8,600	499,058

Real Estate (0.7%)
CB Richard Ellis Group, Inc. Class A (NON)	13,700	337,020

Restaurants (1.9%)
Starbucks Corp. (NON)	12,400	422,220
Yum! Brands, Inc.	10,300	536,115
		958,335

Retail (11.0%)
Abercrombie & Fitch Co. Class A	5,000	347,400

Bed Bath & Beyond, Inc. (NON)	9,000	344,340
Best Buy Co., Inc.	7,850	420,446
CVS Corp.	12,100	388,652
Home Depot, Inc. (The)	26,800	972,036
Kohl's Corp. (NON)	8,500	551,820
Lowe's Cos., Inc.	23,400	656,604
Ross Stores, Inc.	13,800	350,658
Staples, Inc.	42,400	1,031,593
Whole Foods Market, Inc.	6,600	392,238
		5,455,787

Semiconductor (0.9%)
Applied Materials, Inc.	25,600	453,888

Software (4.3%)
Adobe Systems, Inc. (NON)	13,700	513,065
Autodesk, Inc. (NON)	13,700	476,486
McAfee, Inc. (NON)	8,000	195,680
Oracle Corp. (NON)	53,500	949,090
		2,134,321

Technology (0.2%)
Dun & Bradstreet Corp. (The) (NON)	1,054	79,039

Technology Services (5.5%)
Accenture, Ltd. Class A (Bermuda)	10,700	339,297
Automatic Data Processing, Inc.	15,700	743,238
eBay, Inc. (NON)	28,200	799,752
Google, Inc. Class A (NON)	1,300	522,470
Yahoo!, Inc. (NON)	14,000	353,920
		2,758,677

Telecommunications (0.9%)
Sprint Nextel Corp.	26,800	459,620

Transportation Services (1.2%)
Expeditors International of Washington, Inc.	900	40,122
United Parcel Service, Inc. Class B	7,800	561,132
		601,254

Total common stocks (cost $44,168,380)		$49,545,049

SHORT-TERM INVESTMENTS (0.4%)(a) (cost $215,069)
	Shares	Value

Putnam Prime Money Market Fund (e)	215,069	$215,069

TOTAL INVESTMENTS

Total investments (cost $44,383,449) (b)		$49,760,118

NOTES

(a) Percentages indicated are based on net assets of $49,817,017.

(b) The aggregate identified cost on a tax basis is $45,355,103, resulting in gross unrealized appreciation and depreciation of $5,976,582 and $1,571,567, respectively, or net unrealized appreciation of $4,405,015.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $7,094 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceed of sales of investments in Putnam Prime Money Market Fund aggregated $8,312,198 and $8,097,129, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Health Sciences Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (99.9%)(a)

	Shares	Value

Biotechnology (20.0%)
Amgen, Inc. (NON) (S)	290,100	$20,750,853
Amylin Pharmaceuticals, Inc. (NON)	73,000	3,217,110
Basilea Pharmaceutical 144A (Switzerland) (NON)	5,000	789,726
Biogen Idec, Inc. (NON)	148,800	6,648,384
Genentech, Inc. (NON) (S)	169,800	14,042,460
Genzyme Corp. (NON)	83,300	5,620,251
Idenix Pharmaceuticals, Inc. (NON) (S)	73,700	714,890
MedImmune, Inc. (NON)	182,900	5,342,509
Neurocrine Biosciences, Inc. (NON)	28,000	301,000
		57,427,183

Health Care Services (15.9%)
Cardinal Health, Inc.	110,800	7,283,992
Caremark Rx, Inc. (S)	60,400	3,422,868
Charles River Laboratories International, Inc. (NON)	56,500	2,452,665
CIGNA Corp.	37,800	4,396,896
Community Health Systems, Inc. (NON)	93,700	3,499,695
Coventry Health Care, Inc. (NON) (S)	52,650	2,712,528
Health Management Associates, Inc. Class A	149,700	3,128,730
Lincare Holdings, Inc. (NON)	71,500	2,476,760
Medco Health Solutions, Inc. (NON) (S)	39,000	2,344,290
Omnicare, Inc. (S)	47,100	2,029,539
Triad Hospitals, Inc. (NON)	79,800	3,513,594
WellPoint, Inc. (NON)	107,900	8,313,695
		45,575,252

Medical Technology (18.7%)
Baxter International, Inc.	129,100	5,868,886
Beckman Coulter, Inc.	8,756	503,995
Becton, Dickinson and Co.	72,500	5,123,575
Boston Scientific Corp. (NON)	480,100	7,100,679
Edwards Lifesciences Corp. (NON)	43,200	2,012,688
Hospira, Inc. (NON)	105,100	4,022,177
Medtronic, Inc.	266,400	12,371,616
Nobel Biocare Holding AG (Switzerland)	19,920	4,890,220
PerkinElmer, Inc.	72,500	1,372,425
Respironics, Inc. (NON)	23,200	895,752
St. Jude Medical, Inc. (NON)	181,100	6,391,019
Synthes, Inc. (Switzerland)	27,900	3,093,571
		53,646,603

Pharmaceuticals (45.3%)
Abbott Laboratories	154,100	7,483,096
Astellas Pharma, Inc. (Japan)	136,800	5,514,460
Barr Pharmaceuticals, Inc. (NON)	106,600	5,536,804
Cephalon, Inc. (NON) (S)	26,000	1,605,500
Daiichi Sankyo Co., Ltd. (Japan)	247,200	7,023,559
Eli Lilly Co.	171,900	9,798,300
GlaxoSmithKline PLC ADR (United Kingdom)	164,400	8,751,012
Johnson & Johnson	300,600	19,520,963
Mylan Laboratories, Inc.	206,200	4,150,806
Novartis AG (Switzerland)	235,300	13,702,058
Par Pharmaceutical Cos., Inc. (NON) (S)	44,200	806,208
Pfizer, Inc.	471,700	13,377,412
Roche Holding AG (Switzerland)	87,475	15,086,228
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	120,700	4,114,663
Wyeth	266,000	13,523,440
		129,994,509

Total common stocks (cost $224,870,015)		$286,643,547

SHORT-TERM INVESTMENTS (0.4%)(a) (cost $20,118,844)

	Principal amount/shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 5.27% to 5.53% and due dates ranging from October 2, 2006
to November 20, 2006 (d)	$19,003,682	$18,957,300
Putnam Prime Money Market Fund (e)	1,161,544	1,161,544

TOTAL INVESTMENTS

Total investments (cost $244,988,859)(b)		$306,762,391

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (aggregate face value $21,635,844) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$888,102	$885,113	10/18/06	$2,989
British Pound	8,688,461	8,752,070	12/20/06	(63,609)
Swiss Franc	2,313,991	2,320,393	12/20/06	(6,402)
Canadian Dollar	738,904	734,536	10/18/06	4,368
Danish Krone	1,701,771	1,719,081	12/20/06	(17,310)
Euro	7,133,832	7,224,651	12/20/06	(90,819)

Total				$(170,783)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (aggregate face value $29,025,194) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$646,200	$651,040	12/20/06	$4,840
Japanese Yen	2,754,242	2,822,090	11/15/06	67,848
Euro	2,581,724	2,617,281	12/20/06	35,557
Swiss Franc	22,585,871	22,934,783	12/20/06	348,912

Total				$457,157

NOTES

(a) Percentages indicated are based on net assets of $287,003,117.

(b) The aggregate identified cost on a tax basis is $250,036,949 resulting in gross unrealized appreciation and depreciation of $66,720,391 and $9,994,949, respectively, or net unrealized appreciation of $56,725,442.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations.At September 30, 2006, the value of securities loaned amounted to $18,545,085. The fund received cash collateral of $18,957,300 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $77,753 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $44,510,284 and $54,983,918, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Israel	1.4%
Japan	4.4
Switzerland	13.1
United Kingdom	3.0
United States	78.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio
9/30/06 (Unaudited)

CORPORATE BONDS AND NOTES (86.5%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,035,000	$1,041,469
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		540,000	517,725
			1,559,194

Automotive (6.7%)
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		385,000	349,388
Ford Motor Co. notes 7.45s, 2031 (S)		3,175,000	2,452,625
Ford Motor Credit Corp. bonds 7 3/8s, 2011		615,000	590,294
Ford Motor Credit Corp. notes 7 7/8s, 2010		2,705,000	2,634,340
Ford Motor Credit Corp. notes 7 3/8s, 2009		2,540,000	2,468,382
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		3,555,000	3,678,652
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010		1,256,000	1,296,787
General Motors Acceptance Corp. notes 7 3/4s, 2010 (S)		4,025,000	4,124,192
General Motors Acceptance Corp. notes 6 7/8s, 2012		3,685,000	3,647,420
General Motors Acceptance Corp. notes 6 3/4s, 2014 (S)		4,315,000	4,212,540
General Motors Acceptance Corp. notes 5 1/8s, 2008		905,000	886,838
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		1,930,000	1,892,282
General Motors Corp. notes 7.2s, 2011		2,565,000	2,363,006
Lear Corp. company guaranty Ser. B, 8.11s, 2009 (S)		1,915,000	1,847,975
Lear Corp. sr. notes 8 1/8s, 2008	EUR	1,205,000	1,520,148
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		$1,165,000	1,150,438
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		1,605,000	1,741,425
TRW Automotive, Inc. sr. notes 9 3/8s, 2013		885,000	942,525
TRW Automotive, Inc. sr. sub. notes 11s, 2013		2,055,000	2,239,950
Visteon Corp. sr. notes 7s, 2014		65,000	58,175
			40,097,382

Basic Materials (10.0%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		410,000	344,400
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		900,000	823,500
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		810,000	658,125
AK Steel Corp. company guaranty 7 3/4s, 2012		2,610,000	2,541,488
ARCO Chemical Co. debs. 10 1/4s, 2010		715,000	775,775
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		1,365,000	1,481,025
Boise Cascade, LLC company guaranty 7 1/8s, 2014		985,000	918,513
Builders FirstSource, Inc. company guaranty FRB
9.655s, 2012		915,000	896,700
Century Aluminum Co. company guaranty 7 1/2s, 2014		625,000	625,000
Chaparral Steel Co. company guaranty 10s, 2013		2,450,000	2,731,750
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	297,000	338,374
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	1,125,000	1,504,721
Cognis Holding GmbH & Co. 144A sr. notes 12.282s, 2015
(Germany) (PIK)	EUR	1,080,394	1,329,085
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	295,000	398,308
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$535,000	497,550
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		2,275,000	2,198,219
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		2,430,000	2,357,100
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		3,015,000	2,419,538
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		2,030,000	2,156,875
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,650,000	1,777,875
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		775,000	835,063
Hercules, Inc. company guaranty 6 3/4s, 2029		1,480,000	1,407,850
Huntsman, LLC company guaranty 11 5/8s, 2010		519,000	573,495
Huntsman, LLC company guaranty 11 1/2s, 2012		408,000	464,100
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		755,000	722,913
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		800,000	738,000
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	609,966	791,898
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		$670,000	680,050
Lyondell Chemical Co. company guaranty 8s, 2014		1,075,000	1,088,438
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		3,180,000	3,354,900
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	70,000	96,686
Metals USA, Inc. sec. notes 11 1/8s, 2015		$1,165,000	1,275,675
Nalco Co. sr. sub. notes 9s, 2013	EUR	675,000	924,206
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,090,000	1,136,325
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	870,000	1,128,389

Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg) (S)		$880,000	873,400
NewPage Corp. sec. notes 10s, 2012		1,090,000	1,125,425
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		815,000	800,738
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014
(Canada)		1,375,000	1,265,000
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		3,692,000	3,507,400
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		316,735	323,862
PQ Corp. company guaranty 7 1/2s, 2013		2,345,000	2,227,750
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,550,000	2,041,759
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$1,125,000	1,162,969
Stone Container Corp. sr. notes 9 3/4s, 2011		2,264,000	2,334,750
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		325,000	295,750
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		275,000	288,750
United States Steel, LLC sr. notes 10 3/4s, 2008		1,044,000	1,128,825
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		176,127	137,379
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		99,979	77,984
			59,583,650

Beverage (0.1%)
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		685,000	702,125
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012		70,000	72,800
			774,925

Broadcasting (2.7%)
British Sky Broadcasting PLC company guaranty 8.2s,
2009 (United Kingdom)		770,000	824,938
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		2,690,000	2,528,600
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013		974,000	1,009,308
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,110,000	1,055,888
Echostar DBS Corp. sr. notes 6 3/8s, 2011		2,660,000	2,590,175
Echostar DBS Corp. 144A sr. notes 7s, 2013		1,080,000	1,061,100
Gray Television, Inc. company guaranty 9 1/4s, 2011		595,000	623,263
Ion Media Networks, Inc. 144A sec. FRN 11.757s, 2013		680,000	685,100
Ion Media Networks, Inc. 144A sec. FRN 8.757s, 2012		820,000	826,150
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		835,000	778,638
Radio One, Inc. company guaranty 6 3/8s, 2013		850,000	773,500
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		1,265,000	1,236,538
Young Broadcasting, Inc. company guaranty 10s, 2011		1,732,000	1,617,255
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		735,000	624,750
			16,235,203

Building Materials (1.9%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		2,425,000	2,418,938
Building Materials Corp. company guaranty 8s, 2008		640,000	635,200
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.329s, 2012		1,755,000	1,779,131
NTK Holdings, Inc. sr. disc. notes zero %, 2014		1,735,000	1,197,150
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		1,620,000	830,250
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)		1,245,000	641,175
Ply Gem Industries, Inc. sr. sub. notes 9s, 2012 (S)		270,000	215,325
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		1,065,000	1,065,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		2,460,000	2,324,700
			11,106,869

Cable Television (2.8%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)		290,000	179,075
Adelphia Communications Corp. sr. notes 10 1/4s, 2006
(In default) (NON)		130,000	79,625
Adelphia Communications Corp. sr. notes 9 3/8s, 2009
(In default) (NON)		80,000	51,000
Adelphia Communications Corp. sr. notes 7 7/8s, 2009
(In default) (NON)		140,000	85,050
Adelphia Communications Corp. sr. notes Ser. B,
9 7/8s, 2007 (In default) (NON)		755,000	466,213
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		865,000	845,538
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		425,000	430,313
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		5,789,000	5,267,990
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)		95,000	64,838
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010		1,275,000	1,294,125
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		1,200,000	1,224,000
CSC Holdings, Inc. debs. 7 5/8s, 2018		355,000	363,431
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		1,450,000	1,488,063
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012		1,495,000	1,489,394

NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		580,000	598,850
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		2,565,000	2,744,550
			16,672,055

Capital Goods (7.9%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		2,390,000	2,354,150
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		2,510,000	2,629,225
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		2,015,000	2,156,050
Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,135,000	1,132,163
Bombardier, Inc. 144A notes 6 3/4s, 2012 (Canada) (S)		860,000	819,150
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		950,000	950,000
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		2,215,000	2,242,688
Crown Cork & Seal Co. Inc. debs. 8s, 2023		1,655,000	1,580,525
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	1,322,000	1,751,470
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $1,082,547) (RES)		$3,300,000	2,359,500
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		1,360,000	1,453,500
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		1,730,000	1,699,725
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		1,545,000	1,568,175
Impress Holdings BV 144A sec. FRN 8.512s, 2013
(Netherlands)		855,000	861,413
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		1,745,000	1,749,363
L-3 Communications Corp. company guaranty 7 5/8s, 2012		640,000	659,200
L-3 Communications Corp. company guaranty 6 1/8s, 2013		840,000	816,900
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		1,510,000	1,468,475
Legrand SA debs. 8 1/2s, 2025 (France)		2,580,000	2,921,850
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		1,527,000	1,645,343
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,425,000	1,353,750
Owens Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	1,700,000	2,092,930
Owens-Brockway Glass company guaranty 8 1/4s, 2013		$965,000	989,125
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		905,000	954,775
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	1,475,000	2,099,896
RBS Global, Inc. and Rexnord Corp. 144A company
guaranty 9 1/2s, 2014		$2,140,000	2,172,100
RBS Global, Inc. and Rexnord Corp. 144A sr. sub. notes
11 3/4s, 2016		265,000	272,950
Sensata Technologies BV 144A sr. notes 8s, 2014
(Netherlands)		410,000	398,725
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		1,770,000	1,528,838
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		340,000	342,550
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		1,500,000	1,680,000
WCA Waste Corp. 144A sr. notes 9 1/4s, 2014		670,000	695,963
			47,400,467

Commercial and Consumer Services (0.1%)
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		510,000	520,200

Communication Services (7.0%)
American Cellular Corp. company guaranty 9 1/2s, 2009		385,000	388,369
American Cellular Corp. sr. notes Ser. B, 10s, 2011		865,000	906,088
American Tower Corp. sr. notes 7 1/2s, 2012		735,000	755,213
American Towers, Inc. company guaranty 7 1/4s, 2011		570,000	587,100
BCM Ireland Finance Ltd. 144A FRN 8.215s, 2016 (Cayman
Islands)	EUR	440,000	576,810
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$715,000	759,688
Centennial Communications Corp. sr. notes 10s, 2013		380,000	384,750
Centennial Communications Corp. sr. notes FRN 11.122s,
2013		885,000	913,763
Cincinnati Bell, Inc. company guaranty 7s, 2015		520,000	509,600
Citizens Communications Co. notes 9 1/4s, 2011		1,840,000	2,028,600
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		1,995,000	2,069,813
Dobson Cellular Systems sec. notes 9 7/8s, 2012		1,175,000	1,260,188
Dobson Communications Corp. sr. notes 8 7/8s, 2013		600,000	595,500
Dobson Communications Corp. sr. notes FRN 9.757s, 2012		530,000	540,600
Horizon PCS, Inc. company guaranty 11 3/8s, 2012		250,000	280,625
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		739,000	761,170
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		2,134,000	1,888,590
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)		2,665,000	2,831,563
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 7/8s, 2015 (Bermuda)		85,000	86,913
Intelsat Subsidiary Holding Co., Ltd. sr. notes
stepped-coupon 8 1/2s, 2013 (Bermuda)		745,000	754,313
iPCS, Inc. sr. notes 11 1/2s, 2012		580,000	649,600
IWO Holdings, Inc. sec. FRN 9.257s, 2012		195,000	200,363
Level 3 Communications, Inc. sr. notes 11 1/2s, 2010		1,160,000	1,191,900
Level 3 Financing, Inc. company guaranty 10 3/4s, 2011		215,000	224,944
Level 3 Financing, Inc. company guaranty FRB 11.8s,
2011		695,000	729,750
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		260,000	273,325
PanAmSat Corp. company guaranty 9s, 2014		700,000	722,750

Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014 (S)	3,610,000	3,619,025
Qwest Corp. debs. 7 1/4s, 2025	555,000	537,656
Qwest Corp. notes 8 7/8s, 2012	3,340,000	3,644,775
Qwest Corp. sr. notes 7 5/8s, 2015	1,075,000	1,115,313
Rogers Wireless, Inc. sec. notes 7 1/2s, 2015 (Canada)	630,000	669,375
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	600,000	597,750
Rogers Wireless, Inc. sr. sub. notes 8s, 2012 (Canada)	790,000	839,375
Rural Cellular Corp. sr. notes 9 7/8s, 2010	405,000	422,213
Rural Cellular Corp. sr. sub. FRN 11.239s, 2012	330,000	340,313
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	1,190,000	1,197,438
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	1,165,000	1,121,313
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	1,135,000	1,194,588
Windstream Corp. 144A sr. notes 8 5/8s, 2016	2,035,000	2,177,450
Windstream Corp. 144A sr. notes 8 1/8s, 2013	1,065,000	1,130,231
		41,478,703

Consumer (1.0%)
Jostens IH Corp. company guaranty 7 5/8s, 2012	3,560,000	3,577,800
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	2,210,000	2,314,975
		5,892,775

Consumer Goods (2.0%)
Church & Dwight Co., Inc. company guaranty 6s, 2012	1,035,000	991,013
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	1,290,000	1,264,200
Playtex Products, Inc. company guaranty 9 3/8s, 2011	1,145,000	1,196,525
Playtex Products, Inc. sec. notes 8s, 2011	2,665,000	2,764,938
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	1,408,000	1,415,040
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	740,000	680,800
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	480,000	468,600
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	2,990,000	2,392,000
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	1,100,000	951,500
		12,124,616

Consumer Services (0.8%)
Brand Services, Inc. company guaranty 12s, 2012	1,870,000	2,094,400
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	610,000	588,650
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	162,000	159,570
United Rentals NA, Inc. sr. sub. notes 7s, 2014 (S)	1,960,000	1,842,400
		4,685,020

Energy (8.4%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,795,000	2,683,200
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	1,205,000	1,220,063
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,920,000	1,809,600
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	514,000	524,280
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014	500,000	505,625
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,395,000	1,415,925
Chesapeake Energy Corp. sr. notes 7s, 2014	625,000	617,969
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	1,265,000	1,220,725
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	953,750
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	665,000	665,000
Dresser, Inc. company guaranty 10 1/8s, 2011	860,000	900,850
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	612,000	601,290
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	495,000	462,825
Encore Acquisition Co. sr. sub. notes 6s, 2015	1,643,000	1,503,345
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	2,470,000	2,414,425
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,257,525
Forest Oil Corp. sr. notes 8s, 2008	295,000	302,375
Hanover Compressor Co. sr. notes 9s, 2014	730,000	773,800
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	350,000	364,000
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,350,000	1,252,125
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	535,000	552,388
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	555,000	518,231
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	2,310,000	2,211,825
Massey Energy Co. sr. notes 6 5/8s, 2010	1,810,000	1,764,750
Newfield Exploration Co. sr. notes 7 5/8s, 2011	1,380,000	1,421,400
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,220,000	2,172,825
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,235,000	1,157,813
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	865,339	887,029
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	755,000	770,100
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,490,000	1,363,350
PetroHawk Energy Corp. 144A sr. notes 9 1/8s, 2013	3,065,000	3,080,325
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014	1,535,000	1,604,075
Plains Exploration & Production Co. sr. sub. notes
8 3/4s, 2012	1,605,000	1,697,288
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	1,860,000	1,773,975
Pogo Producing Co. 144A sr. sub. notes 7 7/8s, 2013	660,000	672,375
Pride International, Inc. sr. notes 7 3/8s, 2014	1,445,000	1,488,350
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	940,000	890,650

Seabulk International, Inc. company guaranty 9 1/2s,
2013		760,000	828,400
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		455,000	455,000
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013		1,040,000	1,037,400
Whiting Petroleum Corp. company guaranty 7s, 2014		2,140,000	2,086,500
			49,882,746

Entertainment (1.6%)
AMC Entertainment, Inc. company guaranty 11s, 2016		885,000	964,650
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		416,000	391,040
Avis Budget Care Rental, LLC 144A sr. notes 7 3/4s,
2016		1,020,000	986,850
Avis Budget Care Rental, LLC 144A sr. notes 7 5/8s,
2014		685,000	664,450
Cinemark USA, Inc. sr. sub. notes 9s, 2013		380,000	394,250
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		2,205,000	1,758,488
Hertz Corp. 144A sr. notes 8 7/8s, 2014		1,325,000	1,387,938
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)		1,275,000	975,375
Six Flags, Inc. sr. notes 8 7/8s, 2010		895,000	859,200
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010		550,000	552,063
Universal City Florida Holding Co. sr. notes FRN
10.239s, 2010		780,000	801,450
			9,735,754

Financial (0.5%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		575,000	579,313
E*Trade Finance Corp. sr. notes 8s, 2011		1,875,000	1,940,625
Finova Group, Inc. notes 7 1/2s, 2009		1,673,820	468,670
			2,988,608

Food (1.9%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)		176,170	9,205
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015		205,000	189,113
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		1,165,000	1,007,725
Dean Foods Co. company guaranty 7s, 2016		1,645,000	1,645,000
Dean Foods Co. sr. notes 6 5/8s, 2009		685,000	687,569
Del Monte Corp. company guaranty 6 3/4s, 2015		1,775,000	1,712,875
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		1,305,000	1,368,619
Nutro Products, Inc. 144A sr. notes FRN 9.23s, 2013		540,000	555,525
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013		2,615,000	2,618,269
Swift & Co. company guaranty 10 1/8s, 2009		940,000	956,450
United Biscuits Finance company guaranty 10 5/8s, 2011
(United Kingdom)	EUR	490,000	655,390
			11,405,740

Gaming & Lottery (3.4%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,020,000	1,073,550
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		300,000	307,875
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		1,355,000	1,310,963
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		1,195,000	1,168,113
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		1,665,000	1,771,144
MGM Mirage, Inc. company guaranty 6s, 2009		1,735,000	1,713,313
Mirage Resorts, Inc. debs. 7 1/4s, 2017		205,000	200,388
Park Place Entertainment Corp. sr. notes 7s, 2013		920,000	945,792
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		770,000	800,800
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,545,000	1,564,313
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		1,125,000	1,164,375
Scientific Games Corp. company guaranty 6 1/4s, 2012		1,390,000	1,337,875
Station Casinos, Inc. sr. notes 6s, 2012		2,400,000	2,316,000
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		625,000	585,938
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		2,420,000	2,314,125
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		1,789,000	1,735,330
			20,309,894

Health Care (5.2%)
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015		25,000	26,625
Athena Neurosciences Finance, LLC company guaranty
7 1/4s, 2008		320,000	318,800
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		1,770,000	1,692,563
DaVita, Inc. company guaranty 6 5/8s, 2013		1,370,000	1,337,463
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		715,000	698,019
Extendicare Health Services, Inc. sr. sub. notes
6 7/8s, 2014		600,000	642,000

Fresenius Finance BV 144A company guaranty 5 1/2s,
2016 (Netherlands)	EUR	430,000	551,718
HCA, Inc. debs. 7.19s, 2015		$485,000	403,806
HCA, Inc. notes 8.36s, 2024		670,000	553,081
HCA, Inc. notes 6 3/8s, 2015 (S)		520,000	419,900
HCA, Inc. notes 5 3/4s, 2014		555,000	435,675
HCA, Inc. sr. notes 7 7/8s, 2011		225,000	215,156
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		710,000	686,925
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		965,000	839,550
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		680,000	660,450
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,305,000	1,233,225
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		1,265,000	1,233,375
Select Medical Corp. company guaranty 7 5/8s, 2015		1,360,000	1,145,800
Service Corp. International notes 6 1/2s, 2008		210,000	210,000
Service Corp. International 144A sr. notes 8s, 2017		1,050,000	1,005,375
Service Corporation International debs. 7 7/8s, 2013		688,000	708,640
Service Corporation International sr. notes 6 3/4s,
2016		1,495,000	1,433,331
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		1,830,000	1,692,750
Tenet Healthcare Corp. notes 7 3/8s, 2013 (S)		1,570,000	1,414,963
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		1,715,000	1,708,569
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015		600,000	577,500
Triad Hospitals, Inc. sr. notes 7s, 2012		1,405,000	1,390,950
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		2,430,000	2,360,138
US Oncology, Inc. company guaranty 9s, 2012		1,115,000	1,154,025
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		2,280,000	2,211,600
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		545,000	607,675
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		520,000	529,100
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		395,000	395,988
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)		530,000	526,688
			31,021,423

Homebuilding (0.6%)
Ashton Woods USA, LLC/Ashton Woods Finance Co. sr.
sub. notes 9 1/2s, 2015		670,000	579,550
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012		425,000	416,500
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013		835,000	764,025
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)		570,000	484,500
Standard Pacific Corp. sr. notes 7 3/4s, 2013		1,020,000	963,900
Standard Pacific Corp. sr. notes 7s, 2015		190,000	171,000
			3,379,475

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		2,130,000	2,172,600

Lodging/Tourism (0.6%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		505,000	534,669
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		2,240,000	2,265,200
Starwood Hotels & Resorts Worldwide, Inc. debs.
7 3/8s, 2015		660,000	668,250
			3,468,119

Media (0.9%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		925,000	948,125
Affinion Group, Inc. company guaranty 10 1/8s, 2013		1,355,000	1,422,750
Affinity Group, Inc. sr. sub. notes 9s, 2012		1,370,000	1,370,000
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014		285,000	246,525
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes zero %, 2016		540,000	316,575
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014		1,165,000	1,204,319
			5,508,294

Publishing (3.2%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009		2,075,000	1,934,938
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		1,195,304	1,180,363
Cenveo Corp., sr. sub. notes 7 7/8s, 2013 (S)		530,000	502,175
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		1,745,000	1,801,713
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)		965,000	813,013
Dex Media, Inc. notes 8s, 2013		610,000	605,425
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		1,965,000	2,077,988
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		1,025,000	1,001,938
PRIMEDIA, Inc. sr. notes 8s, 2013		1,945,000	1,765,088
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013		490,000	447,125
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013		1,035,000	944,438
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		630,000	574,875

R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016		1,365,000	1,368,413
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011		1,415,000	1,344,250
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		2,005,000	2,005,000
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		1,015,000	923,650
			19,290,392

Restaurants (0.5%)
Domino's, Inc. sr. sub. notes 8 1/4s, 2011		1,006,000	1,056,300
Sbarro, Inc. company guaranty 11s, 2009		1,631,000	1,659,543
			2,715,843

Retail (2.2%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		885,000	873,938
Autonation, Inc. 144A company guaranty 7s, 2014		265,000	264,338
Autonation, Inc. 144A company guaranty FRN 7.507s, 2013		405,000	410,063
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		1,975,000	1,920,688
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014		1,345,000	1,297,925
Harry & David Holdings, Inc. company guaranty 9s, 2013		575,000	536,188
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		1,765,000	1,855,456
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		495,000	316,800
Neiman-Marcus Group, Inc. company guaranty 9s, 2015		2,185,000	2,321,563
Rite Aid Corp. company guaranty 7 1/2s, 2015		785,000	743,788
Rite Aid Corp. sec. notes 8 1/8s, 2010		910,000	912,275
United Auto Group, Inc. company guaranty 9 5/8s, 2012		1,170,000	1,240,200
Victoria ACQ II 144A sr. unsecd. notes 11.217s, 2015
(Netherlands) (PIK)	EUR	333,637	435,262
			13,128,484

Technology (4.5%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012 (S)		1,295,000	1,314,425
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		1,307,000	1,199,173
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016		665,000	623,438
Avago Technologies Finance 144A sr. notes 10 1/8s,
2013 (Singapore)		275,000	291,500
Avago Technologies Finance 144A sr. notes FRN 10.9s,
2013 (Singapore)		29,000	30,233
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		555,000	557,775
Freescale Semiconductor, Inc. sr. notes Ser. B,
7 1/8s, 2014		2,170,000	2,327,325
Iron Mountain, Inc. company guaranty 8 3/4s, 2018		465,000	482,438
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		620,000	633,950
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		1,895,000	1,781,300
Lucent Technologies, Inc. debs. 6 1/2s, 2028		130,000	115,700
Lucent Technologies, Inc. debs. 6.45s, 2029		1,710,000	1,521,900
Lucent Technologies, Inc. notes 5 1/2s, 2008		400,000	394,000
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		690,000	524,400
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)		400,000	428,000
Nortel Networks, Ltd. 144A company guaranty FRN 9.73s,
2011 (Canada)		1,230,000	1,269,975
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)		670,000	664,341
Serena Software, Inc. company guaranty 10 3/8s, 2016		270,000	282,825
Solectron Global Finance Corp. company guaranty 8s,
2016		815,000	806,850
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		1,726,000	1,777,780
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		3,286,000	3,401,010
UGS Capital Corp. II 144A sr. notes 10.38s, 2011		545,000	553,175
UGS Corp. company guaranty 10s, 2012		1,115,000	1,204,200
Unisys Corp. sr. notes 8s, 2012		960,000	897,600
Xerox Capital Trust I company guaranty 8s, 2027		895,000	912,900
Xerox Corp. sr. notes 7 5/8s, 2013		230,000	241,500
Xerox Corp. sr. notes 6 7/8s, 2011		1,870,000	1,926,100
Xerox Corp. unsec. sr. notes 6 3/4s, 2017		825,000	837,375
			27,001,188

Textiles (0.7%)
Levi Strauss & Co. sr. notes 9 3/4s, 2015		2,405,000	2,495,188
Levi Strauss & Co. sr. notes 8 7/8s, 2016		1,025,000	1,019,875
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		860,000	877,200
			4,392,263

Tire & Rubber (0.8%)
Goodyear Tire & Rubber Co. (The) company guaranty 11s,
2011		1,250,000	1,378,125
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007		370,000	372,831
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015 (S)		2,705,000	2,745,575
			4,496,531

Transportation (0.7%)
CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008		1,785,000	1,749,300

Kansas City Southern Railway Co. company guaranty
9 1/2s, 2008	2,130,000	2,225,850
		3,975,150

Utilities & Power (7.1%)
AES Corp. (The) sr. notes 8 7/8s, 2011	162,000	173,340
AES Corp. (The) 144A sec. notes 9s, 2015	1,455,000	1,560,488
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	1,490,000	1,594,300
ANR Pipeline Co. debs. 9 5/8s, 2021	590,000	726,715
CMS Energy Corp. sr. notes 8.9s, 2008	1,500,000	1,571,250
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	464,400
CMS Energy Corp. sr. notes 7 3/4s, 2010	345,000	362,250
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,055,000	1,060,736
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	295,000	282,115
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	810,000	828,225
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	1,130,000	1,155,425
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	510,000	516,375
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	615,000	621,150
El Paso Corp. notes 7 3/4s, 2010	415,000	429,525
El Paso Corp. sr. notes 8.05s, 2030	1,280,000	1,331,200
El Paso Corp. sr. notes 7 3/8s, 2012	735,000	746,944
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	890,000	912,250
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	411,873
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	3,180,000	3,251,550
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,240,000	1,212,100
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	3,040,000	3,245,200
Mirant North America, LLC company guaranty 7 3/8s, 2013	1,630,000	1,632,038
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	1,485,000	1,657,631
Monongahela Power Co. 1st mtge. 6.7s, 2014	740,000	788,477
Nevada Power Co. 2nd mtge. 9s, 2013	594,000	648,117
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,385,000	3,363,844
Orion Power Holdings, Inc. sr. notes 12s, 2010	1,240,000	1,404,300
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	995,000	999,809
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	275,000	280,270
Sierra Pacific Resources sr. notes 8 5/8s, 2014	1,210,000	1,306,458
Teco Energy, Inc. notes 7.2s, 2011	335,000	349,238
Teco Energy, Inc. notes 7s, 2012	525,000	543,375
Teco Energy, Inc. sr. notes 6 3/4s, 2015	85,000	87,125
Tennessee Gas Pipeline Co. debs. 7s, 2028	140,000	139,435
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	500,000	526,598
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	1,250,000	1,273,438
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)	1,550,000	1,627,500
Utilicorp United, Inc. sr. notes 9.95s, 2011	38,000	41,681
Williams Cos., Inc. (The) notes 8 3/4s, 2032	270,000	295,650
Williams Cos., Inc. (The) notes 7 3/4s, 2031	695,000	695,000
Williams Cos., Inc. (The) notes 7 5/8s, 2019 (S)	1,600,000	1,664,000
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	432,825
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	663,765	55,358
		42,269,578

Total corporate bonds and notes (cost $514,059,951)		$515,273,141

SENIOR LOANS (2.0%)(a)(c)

	Principal amount	Value

Affinity Group Holdings bank term loan FRN Ser. B2,
7.83s, 2009	$87,449	$87,667
AGCO Corp. bank term loan FRN 7.249s, 2008	135,100	135,269
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.53s, 2013	298,500	290,291
Century Cable Holdings bank term loan FRN 10 1/4s, 2009	1,090,000	1,058,858
Charter Communications bank term loan FRN 8 1/8s, 2013	196,256	197,031
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.15s, 2011	98,000	97,893
Dana Corporation bank term loan FRN 7.65s, 2008	300,000	299,625
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.87s, 2010	131,733	130,894
Dresser, Inc. bank term loan FRN 8.94s, 2010	150,000	151,313
Federal Mogul Corp. bank term loan FRN Ser. A, 7.58s,
2007	555,000	533,956
Federal Mogul Corp. bank term loan FRN Ser. B, 7.83s,
2007	1,285,000	1,238,955
Georgia-Pacific Corp. bank term loan FRN Ser. C,
8.39s, 2014	800,000	806,966
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.922s, 2010	131,094	132,241
Healthsouth Corp. bank term loan FRN Ser. B, 8.58s,
2013	1,550,000	1,555,166
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 8.249s, 2013	149,625	150,710
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.222s, 2015	987,500	982,739
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.891s, 2013	712,025	716,478
Novelis, Inc. bank term loan FRN 7.718s, 2012	113,951	114,156
NRG Energy, Inc. bank term loan FRN Ser. B, 7.33s, 2013	626,850	629,266

Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	640,000	621,400
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
C, 7.473s, 2010	141,856	141,812
Six Flags, Inc. bank term loan FRN Ser. B, 8.73s, 2009	343,603	347,201
Solo Cup Co. bank term loan FRN 9.66s, 2012	100,000	100,250
St. Mary's Cement Corp. bank term loan FRN Ser. B,
7.499s, 2009	97,250	97,250
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 8.034s, 2012	150,000	150,656
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. DD, 5.62s, 2012 (U)	150,000	150,656
TRW Automotive, Inc. bank term loan FRN Ser. B,
7.188s, 2010	74,337	74,089
United Airlines bank term loan FRN Ser. B, 9 1/4s, 2012	261,188	264,725
United Airlines bank term loan FRN Ser. DD, 9.08s, 2012	37,313	37,818
Wesco Aircraft Hardware Co. bank term loan FRN 7.731s,
2013	250,000	252,031
Wesco Aircraft Hardware Corp. bank term loan FRN
11.231s, 2014	250,000	253,125
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.999s, 2012	99,497	98,938

Total senior loans (cost $11,888,137)		$11,899,425

CONVERTIBLE PREFERRED STOCKS (1.6%)(a)

	Shares	Value

Chesapeake Energy Corp. Ser. *, $4.50 cum. cv. pfd	6,000	$561,750
Chesapeake Energy Corp. 6.25% cv. pfd.	2,980	746,118
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.	46,330	1,512,675
Crown Castle International Corp. $3.125 cum. cv. pfd.	17,095	955,183
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	32,512	1,292,352
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	563	707,269
Huntsman Corp. $2.50 cv. pfd.	13,800	555,450
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	1,723	1,647,619
Ion Media Networks, Inc. 144A 9.75% cv. pfd. (PIK)	61	417,945
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	9,065	1,205,645

Total convertible preferred stocks (cost $9,110,996)		$9,602,006

UNITS (1.2%)(a) (cost $4,524,056)

	Units	Value

XCL, Ltd. Equity Units zero % (delete zero %) (F)	2,670	$6,946,723

CONVERTIBLE BONDS AND NOTES (1.0%)(a)

	Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	$2,170,000	$2,113,038
Intel Corp. cv. sub. bonds 2.95s, 2035	1,085,000	969,719
L-3 Communications Corp. 144A cv. bonds 3s, 2035	1,155,000	1,175,213
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	440,000	405,900
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035	215,000	263,644
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	730,000	648,788
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	600,000	576,000

Total convertible bonds and notes (cost $6,055,986)		$6,152,302

COMMON STOCKS (0.7%)(a)

	Shares	Value

Blount International, Inc. (NON)	69,185	$693,234
Boyd Gaming Corp.	23,904	918,870
Compass Minerals International, Inc.	1,101	31,169
Contifinancial Corp. Liquidating Trust Units (F)	5,126,274	513
Decrane Aircraft Holdings, Inc. (F)(NON)	11,167	11
Knology, Inc. (NON)	431	4,276
Playtex Products, Inc. (NON)	28,000	375,200
Pride International, Inc. (NON)	34,050	933,651
Sterling Chemicals, Inc. (NON)	691	8,810
Sun Healthcare Group, Inc. (NON)	3,215	34,529
USA Mobility, Inc.	410	9,364
VFB LLC (acquired various dates from 01/21/00 to
12/8/03, cost $1,601,579) (F)(RES)(NON)	2,812,235	59,760
VS Holdings, Inc. (F)(NON)	84,875	1
WHX Corp. (NON)	36,673	330,057
Williams Cos., Inc. (The)	40,738	972,416

Total common stocks (cost $16,121,848)		$4,371,861

PREFERRED STOCKS (0.3%)(a)

	Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)	8,000	$56,000
First Republic Capital Corp. 144A 10.50% pfd.	1,010	1,075,650

Ion Media Networks, Inc. 14.25% cum. pfd. (PIK)			37	307,100
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			453	550,395

Total preferred stocks (cost $1,519,896)				$1,989,145

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $1,086,993)
			Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012			$1,177,500	$1,086,251

COLLATERALIZED MORTGAGE OBLIGATIONS (--%)(a) (cost $139,446)
			Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class J, 5.45s, 2040			$155,000	$128,003

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$.01	1,950	$20
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	1
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	432	12,096
Ubiquitel, Inc. 144A	4/15/10	$22.74	3,450	35

Total warrants (cost $219,951)				$12,152
SHORT-TERM INVESTMENTS (8.9%)(a)
			Principal	Value
			amount/shares

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)			$24,325,972	$24,266,600
Putnam Prime Money Market Fund (e)			28,975,646	28,975,646

Total short-term investments (cost $53,242,246)				$53,242,246
TOTAL INVESTMENTS
Total investments (cost $617,969,506) (b)				$610,703,255

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$18,533,685	$18,749,827	12/20/06	$216,142

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications Corp. 7 5/8%, 6/15/12	$--	$450,000	6/20/11	(90 bp)	$1,748

Citibank, N.A.
Celestica, Inc. 7 7/8%, 7/1/11	--	700,000	9/20/11	285 bp	2,556

Ford Motor Co., 7.45%, 7/16/31	--	535,000	6/20/07	620 bp	11,934

Visteon Corp., 7%, 3/10/14	--	700,000	6/20/09	605 bp	41,824

CreditSuisse First Boston International
Ford Motor Co., 7.45%, 7/16/31	--	1,210,000	9/20/07	(487.5 bp)	(21,537)

Ford Motor Co., 7.45%, 7/16/31	--	1,465,000	9/20/08	725 bp	69,302

Ford Motor Co., 7.45%, 7/16/31	--	255,000	9/20/07	(485 bp)	(4,476)

Deutsche Bank AG
Ford Motor Co., 7.45%, 7/16/31	--	749,000	6/20/07	595 bp	13,491

Visteon Corp., 7%, 3/10/14	--	260,000	6/20/09	535 bp	10,908

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%, 7/16/31	--	535,000	6/20/07	630 bp	13,664

Goldman Sachs International
Any one of the underlying securities in the basket
of BB CMBS securities	--	833,000	(a)	2.461%	56,735

General Motors Corp., 7 1/8%, 7/15/13	--	1,210,000	9/20/08	620 bp	57,141

General Motors Corp., 7 1/8%, 7/15/13	--	1,210,000	9/20/07	(427.5 bp)	(25,261)

General Motors Corp., 7 1/8%, 7/15/13	--	255,000	9/20/07	(425 bp)	(5,139)

General Motors Corp., 7 1/8%, 7/15/13	--	255,000	9/20/08	620 bp	12,040

L-3 Communications Corp. 7 5/8%, 6/15/12	--	280,000	9/20/11	(108 bp)	(490)

Standard Pacific Corp., 6 7/8%, 5/15/11	--	800,000	9/20/11	(353 bp)	(3,423)

United States Steel Corp., 9 3/4%, 5/15/10	--	1,044,000	9/20/09	(65 bp)	863

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%, 7/16/31	--	535,000	6/20/07	635 bp	11,472

Ford Motor Co., 7.45%, 7/16/31	--	695,000	6/20/07	665 bp	16,414

Ford Motor Co., 7.45%, 7/16/31	--	205,000	9/20/07	(345 bp)	(53)

Ford Motor Co., 7.45%, 7/16/31	--	205,000	9/20/08	550 bp	1,672

General Motors Corp., 7 1/8%, 7/15/13	--	205,000	9/20/07	(350 bp)	(2,728)

General Motors Corp., 7 1/8%, 7/15/13	--	205,000	9/20/08	500 bp	5,044

Lehman Brothers Special Financing, Inc.
General Motors Corp., 7 1/8%,7/15/13	--	1,395,000	12/20/06	750 bp	20,777

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%, 7/16/31	--	605,000	9/20/07	(345 bp)	(970)

Ford Motor Co., 7.45%, 7/16/31	--	605,000	9/20/08	570 bp	11,690

General Motors Corp., 7 1/8%, 7/15/13	--	850,000	9/20/07	(335 bp)	(1,973)

General Motors Corp., 7 1/8%, 7/15/13	--	850,000	9/20/08	500 bp	21,452

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	--	745,000	3/20/11	355 bp	29,327

Ford Motor Co., 7.45%, 7/16/31	--	210,000	9/20/07	(345 bp)	(834)

Ford Motor Co., 7.45%, 7/16/31	--	210,000	9/20/08	560 bp	3,679

General Motors Corp., 7 1/8%, 7/15/13	--	210,000	9/20/07	(335 bp)	(2,487)

General Motors Corp., 7 1/8%, 7/15/13	--	210,000	9/20/08	500 bp	5,300

Visteon Corp., 7%, 3/10/14	--	450,512	6/20/09	535 bp	18,901

Total					$368,563

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $595,638,511.

(b) The aggregate identified cost on a tax basis is $621,077,414, resulting in gross unrealized appreciation and depreciation of $13,608,489 and $23,982,648, respectively, or net unrealized depreciation of $10,374,159.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2006 was $2,419,260 or 0.4% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $23,676,889. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $24,266,600 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $989,481 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $133,045,138 and $130,343,737, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

(U) A portion of the position represents unfunded loan commitments. As of September 30, 2006, the fund had unfunded loan commitments of $150,656, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Unfunded
Borrower	commitments

Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s, 2012 (U)	$150,656

Totals	$150,656

At September 30, 2006, liquid assets totaling $21,433,140 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2006.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund

The fund's portfolio
9/30/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (46.9%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 15, 2031 to
October 15, 2031	$103,971	$108,763

U.S. Government Agency Mortgage Obligations (46.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
December 1, 2029	288,502	300,065
5 1/2s, June 1, 2035	735,258	727,216
5 1/2s, May 1, 2016	570,610	571,635
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to July 1, 2032	112,739	122,734
8s, with due dates from March 1, 2033 to July 1, 2033	39,914	42,042
7 1/2s, with due dates from June 1, 2032 to
July 1, 2033	326,630	337,681
7s, with due dates from April 1, 2032 to April 1, 2033	1,405,160	1,444,166
7s, with due dates from February 1, 2007 to
December 1, 2014	266,020	273,594
6 1/2s, September 1, 2034	28,080	28,651
6s, with due dates from June 1, 2021 to June 1, 2036	71,525	72,151
6s, with due dates from April 1, 2009 to
October 1, 2017	180,980	183,869
6s, TBA, October 1, 2021	105,500,000	107,082,500
5 1/2s, with due dates from June 1, 2035 to
August 1, 2036	5,029,925	4,955,921
5 1/2s, with due dates from March 1, 2009 to
February 1, 2021	1,166,435	1,167,951
5 1/2s, TBA, November 1, 2036	86,000,000	84,696,567
5 1/2s, TBA, October 1, 2036	114,200,000	112,495,919
5s, with due dates from July 1, 2035 to May 1, 2036	25,410,270	24,419,722
5s, October 1, 2020	677,214	666,526
4 1/2s, with due dates from March 1, 2034 to
November 1, 2035	861,421	805,519
4 1/2s, August 1, 2020	31,718	30,635
4 1/2s, TBA, October 1, 2021	7,100,000	6,848,172
4 1/2s, TBA, November 1, 2020	7,100,000	6,848,172
		354,121,408

Total U.S. government and agency mortgage obligations (cost $353,304,484)		$354,230,171

U.S. TREASURY OBLIGATIONS (0.3%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, November 15, 2013	$715,000	$699,583
3 1/4s, August 15, 2008	1,335,000	1,300,582

Total U.S. treasury obligations (cost $2,072,125)		$2,000,165

COLLATERALIZED MORTGAGE OBLIGATIONS (39.3%)(a)

	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.14s, 2047
(Cayman Islands)	$790,000	$790,000
Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029	473,000	473,957
Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	373,000	375,466
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.294s, 2029	761,000	797,036
FRB Ser. 97-D5, Class A5, 7.159s, 2043	97,000	105,094
Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	1,320,000	1,346,254
Ser. 04-3, Class A5, 5.481s, 2039	1,630,000	1,648,843
Ser. 06-5, Class A4, 5.414s, 2016	1,615,000	1,620,638
FRB Ser. 05-1, Class A5, 4.98s, 2042	54,000	53,576
Ser. 06-1, Class XC, IO (Interest only), 0.046s, 2045	17,779,309	129,411
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	290,347
Ser. 02-PB2, Class XC, IO, 0.261s, 2035	4,272,642	80,112
Ser. 05-1, Class XW, IO, 0.16s, 2042	54,119,474	244,604
Ser. 05-4, Class XC, IO, 0.044s, 2045	34,165,098	247,888
Banc of America Large Loan

FRB Ser. 04-BBA4, Class H, 6.28s, 2018	143,000	143,843
FRB Ser. 04-BBA4, Class G, 6.03s, 2018	196,000	196,579
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.33s, 2014	188,000	188,000
FRB Ser. 02-FL2A, Class K1, 7.83s, 2014	100,000	99,850
FRB Ser. 05-MIB1, Class K, 7.33s, 2022	184,000	182,101
FRB Ser. 05-ESHA, Class K, 7.13s, 2020	681,000	681,339
FRB Ser. 06-LAQ, Class M, 6.98s, 2021	479,000	480,446
FRB Ser. 06-LAQ, Class L, 6.88s, 2021	399,000	400,813
FRB Ser. 05-MIB1, Class J, 6.38s, 2022	582,000	584,667
FRB Ser. 05-ESHA, Class G, 6.21s, 2020	341,000	341,579
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	26,090,000	161,655
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015	2,008,580	31
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	858,739	862,840
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.63s, 2035	743,169	743,169
Ser. 04-2, IO, 1.72s, 2034	4,489,839	331,301
Ser. 04-3, IO, 1.6s, 2035	2,686,511	200,229
Ser. 06-2A, IO, 0.879s, 2036	1,451,479	128,266
Ser. 05-3A, IO, 0.775s, 2035	8,625,197	710,230
Ser. 05-1A, IO, 0.775s, 2035	3,102,502	237,172
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
05-PWR9, Class X1, IO, 0.045s, 2042	25,568,455	257,682
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.98s, 2018	746,000	746,000
FRB Ser. 05-LXR1, Class H, 6.53s, 2018	414,000	414,000
FRB Ser. 05-LXR1, Class G, 6.28s, 2018	414,000	414,000
Ser. 06-BBA7, Class X1A, IO, 1.765s, 2019	13,914,000	254,725
Ser. 05-LXR1, Class X1, IO, 0.818s, 2018	40,154,000	167,470
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	12,612,500	57,643
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.453s, 2032	412,000	461,489
Ser. 04-PR3I, Class X1, IO, 4.209s, 2041	3,323,408	72,949
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	247,000	263,336
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,064,669
Ser. 98-1, Class G, 6.56s, 2030	515,745	545,049
Ser. 98-1, Class H, 6.34s, 2030	779,000	663,426
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,
Class XC, IO, 0.077s, 2043	47,536,988	501,367
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.129s, 2046	33,368,145	195,504
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	2,261,000	2,268,105
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	895,470	927,034
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	11,056,000	10,617,158
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.83s, 2034	653,000	659,804
Ser. 06-CN2A, Class H, 5.756s, 2019	405,000	403,070
Ser. 06-CN2A, Class J, 5.756s, 2019	324,000	321,266
Ser. 03-LB1A, Class X1, IO, 0.325s, 2038	3,974,539	166,124
Ser. 05-LP5, Class XC, IO, 0.061s, 2043	25,512,082	271,066
Ser. 05-C6, Class XC, IO, 0.035s, 2044	25,046,843	170,243
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.921s, 2034	261,649	260,307
FRB Ser. 06-OA10, Class XBI, IO, 1.401s, 2046	3,139,894	149,145
Ser. 05-24, Class 1AX, IO, 1.221s, 2035	8,464,339	161,906
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	6,919,853	196,524
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	532,102	1,559
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036	438,898	823
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	807,069	4,855
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	9,398,110	24,964
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	2,650,000	2,667,585
Credit Suisse Mortgage Capital Certificates 144A Ser.
06-C3, Class AX, IO, 0.036s, 2038	89,450,070	98,395
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.924s, 2017	286,000	285,999
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	1,172,000	1,161,428
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	409,919
Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,858,510
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	19,703
Ser. 05-C4, Class A5, 5.104s, 2038	6,562,000	6,448,425
Ser. 04-C3, Class A3, 4.302s, 2036	42,000	41,074
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.28s, 2020	213,000	212,999
FRB Ser. 04-TF2A, Class J, 6.28s, 2016	278,000	277,781
FRB Ser. 05-TFLA, Class H, 6.08s, 2020	130,000	129,999
FRB Ser. 04-TF2A, Class H, 6.03s, 2019	278,000	277,985
Ser. 01-CK1, Class AY, IO, 0.903s, 2035	27,836,000	738,306
Ser. 03-C3, Class AX, IO, 0.46s, 2038	29,201,257	1,216,995
Ser. 02-CP3, Class AX, IO, 0.46s, 2035	7,892,219	322,592
Ser. 05-C2, Class AX, IO, 0.091s, 2037	28,120,684	436,096
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	989,000	1,056,806

Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	857,290
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,146,397
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	321,201
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	450,000	451,043
Fannie Mae
IFB Ser. 06-70, Class BS, 14.63s, 2036	200,828	239,803
Ser. 03-W6, Class PT1, 9.721s, 2042	238,324	254,593
Ser. 04-T3, Class PT1, 9.6s, 2044	421,649	478,584
Ser. 02-T12, Class A4, 9 1/2s, 2042	112,794	119,235
Ser. 02-T4, Class A4, 9 1/2s, 2041	185,982	196,490
Ser. 02-T6, Class A3, 9 1/2s, 2041	227,765	238,880
IFB Ser. 06-62, Class PS, 7.954s, 2036	703,175	779,935
IFB Ser. 05-37, Class SU, 7.88s, 2035	1,319,553	1,435,893
IFB Ser. 06-76, Class QB, 7.654s, 2036	740,954	817,973
IFB Ser. 06-48, Class TQ, 7.62s, 2036	1,285,148	1,388,389
Ser. 02-26, Class A2, 7 1/2s, 2048	776,505	812,361
Ser. 05-W3, Class 1A, 7 1/2s, 2045	1,352,842	1,427,046
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	1,228,360	1,291,426
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	323,347	340,039
Ser. 04-W14, Class 2A, 7 1/2s, 2044	155,634	163,609
Ser. 04-W8, Class 3A, 7 1/2s, 2044	1,453,238	1,529,140
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	709,304	746,014
Ser. 04-W2, Class 5A, 7 1/2s, 2044	1,873,195	1,970,123
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	1,096,378	1,151,653
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	428,413	450,331
Ser. 03-W1, Class 2A, 7 1/2s, 2042	217,430	227,080
Ser. 03-W4, Class 4A, 7 1/2s, 2042	133,700	139,680
Ser. 02-T18, Class A4, 7 1/2s, 2042	311,239	326,136
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	813,946	852,719
Ser. 02-T16, Class A3, 7 1/2s, 2042	1,403,923	1,470,473
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	386,976	405,538
Ser. 02-W6, Class 2A, 7 1/2s, 2042	998,085	1,043,850
Ser. 02-T12, Class A3, 7 1/2s, 2042	224,741	234,550
Ser. 02-W4, Class A5, 7 1/2s, 2042	2,916,654	3,049,966
Ser. 02-W1, Class 2A, 7 1/2s, 2042	1,057,901	1,101,596
Ser. 02-14, Class A2, 7 1/2s, 2042	473,821	495,071
Ser. 01-T10, Class A2, 7 1/2s, 2041	897,393	935,559
Ser. 02-T4, Class A3, 7 1/2s, 2041	171,603	178,966
Ser. 02-T6, Class A2, 7 1/2s, 2041	2,610,968	2,717,727
Ser. 01-T12, Class A2, 7 1/2s, 2041	874,709	911,804
Ser. 01-T8, Class A1, 7 1/2s, 2041	652,513	678,824
Ser. 01-T7, Class A1, 7 1/2s, 2041	1,878,649	1,951,229
Ser. 01-T3, Class A1, 7 1/2s, 2040	150,023	156,152
Ser. 01-T1, Class A1, 7 1/2s, 2040	338,903	353,275
Ser. 99-T2, Class A1, 7 1/2s, 2039	82,929	87,117
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	459,208	479,733
Ser. 02-T1, Class A3, 7 1/2s, 2031	393,120	410,648
Ser. 00-T6, Class A1, 7 1/2s, 2030	744,104	776,847
Ser. 01-T5, Class A3, 7 1/2s, 2030	17,846	18,596
Ser. 02-W7, Class A5, 7 1/2s, 2029	231,893	242,685
Ser. 01-T4, Class A1, 7 1/2s, 2028	2,151,044	2,266,751
Ser. 02-W3, Class A5, 7 1/2s, 2028	619,590	647,378
IFB Ser. 06-30, Class KN, 7.38s, 2036	788,827	804,362
IFB Ser. 06-63, Class SP, 7.354s, 2036	806,133	885,497
IFB Ser. 06-60, Class TK, 7.302s, 2036	371,942	391,080
Ser. 02-26, Class A1, 7s, 2048	588,287	607,657
Ser. 04-T3, Class 1A3, 7s, 2044	547,706	568,603
Ser. 03-W3, Class 1A2, 7s, 2042	279,276	289,039
Ser. 02-T16, Class A2, 7s, 2042	598,364	619,230
Ser. 02-14, Class A1, 7s, 2042	327,915	338,320
Ser. 02-T4, Class A2, 7s, 2041	174,015	179,439
Ser. 01-W3, Class A, 7s, 2041	216,825	224,335
Ser. 05-W4, Class 1A3, 7s, 2035	692,815	721,057
Ser. 04-W1, Class 2A2, 7s, 2033	1,873,530	1,944,193
IFB Ser. 05-74, Class SK, 5.473s, 2035	1,291,284	1,304,997
IFB Ser. 05-74, Class CS, 5.378s, 2035	804,190	809,306
IFB Ser. 05-74, Class CP, 5.228s, 2035	705,538	718,925
IFB Ser. 05-76, Class SA, 5.227s, 2034	999,405	1,001,879
IFB Ser. 06-70, Class US, 5.17s, 2032	1,104,988	1,106,839
IFB Ser. 05-57, Class CD, 5.138s, 2035	631,321	636,601
IFB Ser. 06-8, Class PK, 5.08s, 2036	1,289,347	1,282,759
IFB Ser. 06-27, Class SP, 5.044s, 2036	924,000	937,766
IFB Ser. 06-8, Class HP, 5.044s, 2036	1,143,774	1,152,998
IFB Ser. 06-8, Class WK, 5.044s, 2036	1,750,218	1,746,767
IFB Ser. 05-106, Class US, 5.044s, 2035	1,714,792	1,743,589
IFB Ser. 05-99, Class SA, 5.044s, 2035	842,708	842,499
Ser. 06-104, Class CI, 5s, 2036	412,000	25,142
Ser. 06-104, Class CS, 5s, 2036	934,000	949,851
IFB Ser. 05-114, Class SP, 4.938s, 2036	484,855	469,097
IFB Ser. 05-45, Class DA, 4.877s, 2035	1,350,626	1,356,724
IFB Ser. 05-74, Class DM, 4.86s, 2035	1,596,855	1,596,426
IFB Ser. 05-45, Class DC, 4.767s, 2035	952,975	953,216
IFB Ser. 06-60, Class CS, 4.567s, 2036	350,850	336,411
IFB Ser. 05-57, Class DC, 4.453s, 2034	1,122,516	1,120,484
IFB Ser. 05-45, Class PC, 4.26s, 2034	555,796	551,281
IFB Ser. 05-95, Class CP, 4.076s, 2035	132,288	130,616
IFB Ser. 05-95, Class OP, 3.892s, 2035	429,000	398,941
IFB Ser. 05-106, Class JC, 3.614s, 2035	316,704	288,517
IFB Ser. 05-83, Class QP, 3.551s, 2034	271,717	253,052
IFB Ser. 02-89, Class S, IO, 2.87s, 2033	1,408,408	131,158

IFB Ser. 02-36, Class QH, IO, 2.72s, 2029	192,782	1,843
IFB Ser. 06-90, Class SE, IO, 2.47s, 2036	1,168,621	105,632
IFB Ser. 03-66, Class SA, IO, 2.32s, 2033	1,539,644	118,360
Ser. 03-W12, Class 2, IO, 2.235s, 2043	3,392,565	192,528
IFB Ser. 03-48, Class S, IO, 2.22s, 2033	678,177	52,453
Ser. 03-W10, Class 1, IO, 1.954s, 2043	7,883,996	347,310
Ser. 03-W10, Class 3, IO, 1.927s, 2043	3,207,644	148,020
IFB Ser. 05-113, Class AI, IO, 1.9s, 2036	388,491	26,711
IFB Ser. 05-113, Class DI, IO, 1.9s, 2036	5,440,708	321,611
IFB Ser. 04-24, Class CS, IO, 1.82s, 2034	1,990,257	139,318
IFB Ser. 03-122, Class SA, IO, 1.77s, 2028	2,801,327	136,534
IFB Ser. 03-122, Class SJ, IO, 1.77s, 2028	2,948,602	146,471
IFB Ser. 06-60, Class DI, IO, 1.74s, 2035	1,168,405	61,710
IFB Ser. 04-60, Class SW, IO, 1.72s, 2034	3,711,523	257,702
IFB Ser. 05-65, Class KI, IO, 1.67s, 2035	9,663,382	501,980
Ser. 03-W8, Class 12, IO, 1.639s, 2042	14,272,651	625,123
IFB Ser. 05-42, Class SA, IO, 1.47s, 2035	3,085,786	173,159
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	104,444	71
IFB Ser. 05-73, Class SI, IO, 1.42s, 2035	783,872	43,758
IFB Ser. 05-17, Class ES, IO, 1.42s, 2035	1,638,177	104,616
IFB Ser. 05-17, Class SY, IO, 1.42s, 2035	761,117	47,896
IFB Ser. 05-82, Class SY, IO, 1.4s, 2035	3,621,519	181,661
IFB Ser. 05-45, Class SR, IO, 1.39s, 2035	4,942,347	252,450
IFB Ser. 05-95, Class CI, IO, 1.37s, 2035	1,749,823	107,046
IFB Ser. 05-84, Class SG, IO, 1.37s, 2035	3,084,548	181,591
IFB Ser. 05-69, Class AS, IO, 1.37s, 2035	801,057	42,937
IFB Ser. 05-54, Class SA, IO, 1.37s, 2035	3,458,062	167,500
IFB Ser. 05-23, Class SG, IO, 1.37s, 2035	2,454,423	150,211
IFB Ser. 05-29, Class SX, IO, 1.37s, 2035	2,916,523	162,731
IFB Ser. 05-57, Class CI, IO, 1.37s, 2035	2,117,587	110,689
IFB Ser. 05-17, Class SA, IO, 1.37s, 2035	2,216,449	132,103
IFB Ser. 05-17, Class SE, IO, 1.37s, 2035	2,358,800	138,570
IFB Ser. 05-57, Class DI, IO, 1.37s, 2035	5,089,243	258,219
IFB Ser. 04-92, Class S, IO, 1.37s, 2034	2,475,608	142,734
IFB Ser. 05-104, Class SI, IO, 1.37s, 2033	4,110,282	243,082
IFB Ser. 05-83, Class QI, IO, 1.36s, 2035	450,729	30,814
IFB Ser. 05-92, Class SC, IO, 1.35s, 2035	4,121,874	240,846
IFB Ser. 05-73, Class SD, IO, 1.35s, 2035	1,989,818	129,519
IFB Ser. 05-83, Class SL, IO, 1.34s, 2035	7,969,702	393,167
IFB Ser. 06-20, Class IG, IO, 1.32s, 2036	10,707,966	464,554
Ser. 03-W6, Class 11, IO, 1.286s, 2035	695,255	568
IFB Ser. 06-44, Class IS, IO, 1.27s, 2036	2,180,325	112,723
IFB Ser. 06-45, Class SM, IO, 1.27s, 2036	2,611,901	116,230
IFB Ser. 06-42, Class IB, IO, 1.26s, 2036	2,154,012	93,205
IFB Ser. 06-20, Class IB, IO, 1.26s, 2036	4,589,629	192,037
IFB Ser. 05-95, Class OI, IO, 1.26s, 2035	254,183	17,482
IFB Ser. 06-92, Class JI, IO, 1 1/4s, 2036	1,022,000	59,348
IFB Ser. 06-85, Class TS, IO, 1.23s, 2036	2,770,644	117,961
IFB Ser. 06-61, Class SE, IO, 1.22s, 2036	3,102,498	135,734
IFB Ser. 03-112, Class SA, IO, 1.17s, 2028	1,502,855	45,536
Ser. 03-W17, Class 12, IO, 1.159s, 2033	4,180,988	162,783
Ser. 03-T2, Class 2, IO, 0.827s, 2042	21,998,118	450,452
IFB Ser. 05-67, Class BS, IO, 0.82s, 2035	2,050,927	59,887
IFB Ser. 05-74, Class SE, IO, 0.77s, 2035	5,226,980	147,938
IFB Ser. 05-82, Class SI, IO, 0.77s, 2035	6,513,883	197,452
IFB Ser. 05-87, Class SE, IO, 0.72s, 2035	15,370,205	428,230
Ser. 03-W3, Class 2IO1, IO, 0.684s, 2042	2,064,397	37,266
Ser. 03-W6, Class 51, IO, 0.678s, 2042	6,208,051	103,088
IFB Ser. 05-58, Class IK, IO, 0.67s, 2035	1,737,500	76,940
IFB Ser. 04-54, Class SW, IO, 0.67s, 2033	940,303	27,236
Ser. 01-T12, Class IO, 0.569s, 2041	11,381,970	147,933
Ser. 03-W2, Class 1, IO, 0.47s, 2042	11,628,999	130,817
Ser. 03-W3, Class 1, IO, 0.439s, 2042	20,351,185	186,657
Ser. 02-T1, Class IO, IO, 0.429s, 2031	9,348,498	89,202
Ser. 03-W6, Class 3, IO, 0.365s, 2042	8,219,934	74,754
Ser. 03-W6, Class 23, IO, 0.352s, 2042	9,032,789	79,430
Ser. 03-W4, Class 3A, IO, 0.332s, 2042	8,433,272	76,688
Ser. 03-W8, Class 11, IO, 0.03s, 2042	2,569,945	199
Ser. 03-W6, Class 21, IO, 0.004s, 2042	1,681,524	14
Ser. 371, Class 1, PO (Principal only), zero %, 2036	788,469	665,301
Ser. 05-113, Class DO, PO, zero %, 2036	836,443	673,059
Ser. 367, Class 1, PO, zero %, 2036	521,465	385,232
Ser. 363, Class 1, PO, zero %, 2035	6,444,101	4,761,184
Ser. 361, Class 1, PO, zero %, 2035	3,847,054	3,081,371
Ser. 04-38, Class AO, PO, zero %, 2034	2,046,455	1,482,081
Ser. 342, Class 1, PO, zero %, 2033	815,846	637,760
Ser. 02-82, Class TO, PO, zero %, 2032	562,395	451,498
Ser. 04-61, Class CO, PO, zero %, 2031	1,253,000	1,005,337
FRB Ser. 05-117, Class GF, zero %, 2036	394,770	371,638
FRB Ser. 05-65, Class ER, zero %, 2035	1,185,784	1,172,521
FRB Ser. 05-57, Class UL, zero %, 2035	1,220,691	1,217,823
FRB Ser. 05-36, Class QA, zero %, 2035	228,374	220,784
FRB Ser. 05-65, Class CU, zero %, 2034	166,046	207,992
FRB Ser. 05-81, Class DF, zero %, 2033	161,590	168,377
FRB Ser. 06-1, Class HF, zero %, 2032	161,798	158,948
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	118,724	125,511
Ser. T-60, Class 1A3, 7 1/2s, 2044	2,348,223	2,469,139
Ser. T-59, Class 1A3, 7 1/2s, 2043	1,423,537	1,500,319
Ser. T-58, Class 4A, 7 1/2s, 2043	550,009	575,943

Ser. T-57, Class 1A3, 7 1/2s, 2043	1,602,724	1,679,163
Ser. T-51, Class 2A, 7 1/2s, 2042	644,226	672,055
Ser. T-42, Class A5, 7 1/2s, 2042	451,436	471,192
Ser. T-41, Class 3A, 7 1/2s, 2032	1,313,576	1,370,264
Ser. T-60, Class 1A2, 7s, 2044	2,021,212	2,097,505
Ser. T-41, Class 2A, 7s, 2032	79,938	82,391
Ser. T-56, Class A, IO, 0.605s, 2043	5,886,944	78,700
Ser. T-56, Class 3, IO, 0.358s, 2043	6,294,623	72,362
Ser. T-56, Class 1, IO, 0.28s, 2043	7,877,690	62,001
Ser. T-56, Class 2, IO, 0.045s, 2043	7,139,977	20,944
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	2,201,925	2,365,549
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.952s, 2033	13,817,953	825,769
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,315,013
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	402,250
Ser. 97-C1, Class A3, 7.38s, 2029	237,205	237,188
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	1,631,004
Freddie Mac
IFB Ser. 2990, Class LB, 3.32s, 2034	1,248,754	1,146,665
IFB Ser. 3153, Class UK, 7.44s, 2036	163,557	185,993
IFB Ser. 3182, Class PS, 7.28s, 2032	1,152,234	1,258,183
Ser. 3202, Class PS, 7.26s, 2036	492,452	523,547
IFB Ser. 3202, Class HM, 6.6s, 2036	317,915	339,194
IFB Ser. 3153, Class SX, 6.6s, 2036	419,629	446,880
IFB Ser. 3081, Class DC, 5.175s, 2035	682,926	677,440
IFB Ser. 2996, Class SA, 5.143s, 2035	589,135	557,086
IFB Ser. 3114, Class GK, 5.08s, 2036	446,156	445,041
IFB Ser. 2976, Class KL, 4.84s, 2035	1,180,381	1,162,562
IFB Ser. 2990, Class DP, 4.73s, 2034	1,027,949	1,013,189
IFB Ser. 2979, Class AS, 4.73s, 2034	301,477	298,651
IFB Ser. 3153, Class UT, 4.473s, 2036	242,088	233,647
IFB Ser. 3065, Class DC, 3.87s, 2035	1,023,536	947,147
IFB Ser. 3050, Class SA, 3.55s, 2034	732,640	666,557
IFB Ser. 2990, Class WP, 3.277s, 2035	802,920	761,202
IFB Ser. 2927, Class SI, IO, 3.17s, 2035	1,881,201	200,816
IFB Ser. 2828, Class GI, IO, 2.17s, 2034	2,087,042	186,638
IFB Ser. 2869, Class SH, IO, 1.97s, 2034	1,072,354	62,394
IFB Ser. 2869, Class JS, IO, 1.92s, 2034	5,109,049	292,237
IFB Ser. 2815, Class PT, IO, 1.72s, 2032	2,056,738	140,436
IFB Ser. 2828, Class TI, IO, 1.72s, 2030	983,718	59,023
IFB Ser. 3033, Class SF, IO, 1.47s, 2035	1,456,971	58,279
IFB Ser. 3028, Class ES, IO, 1.42s, 2035	4,942,610	347,458
IFB Ser. 2922, Class SE, IO, 1.42s, 2035	2,751,716	135,866
IFB Ser. 3045, Class DI, IO, 1.4s, 2035	13,474,505	597,730
IFB Ser. 3136, Class NS, IO, 1.37s, 2036	2,924,495	173,055
IFB Ser. 3118, Class SD, IO, 1.37s, 2036	4,595,792	190,266
IFB Ser. 3054, Class CS, IO, 1.37s, 2035	1,132,985	56,472
IFB Ser. 3107, Class DC, IO, 1.37s, 2035	5,101,350	352,266
IFB Ser. 3129, Class SP, IO, 1.37s, 2035	2,101,524	103,107
IFB Ser. 3066, Class SI, IO, 1.37s, 2035	3,349,029	226,145
IFB Ser. 2927, Class ES, IO, 1.37s, 2035	1,514,641	72,593
IFB Ser. 2950, Class SM, IO, 1.37s, 2016	2,105,522	113,488
IFB Ser. 3031, Class BI, IO, 1.36s, 2035	949,157	67,669
IFB Ser. 3067, Class SI, IO, 1.32s, 2035	3,907,475	269,964
IFB Ser. 2986, Class WS, IO, 1.32s, 2035	1,155,857	34,057
IFB Ser. 2962, Class BS, IO, 1.32s, 2035	6,156,989	295,931
IFB Ser. 3114, Class TS, IO, 1.32s, 2030	7,077,576	318,404
IFB Ser. 3114, Class BI, IO, 1.32s, 2030	2,764,204	117,358
IFB Ser. 3128, Class JI, IO, 1.3s, 2036	3,317,769	205,162
IFB Ser. 2990, Class LI, IO, 1.3s, 2034	1,819,479	115,767
IFB Ser. 3065, Class DI, IO, 1.29s, 2035	737,213	48,149
IFB Ser. 3145, Class GI, IO, 1.27s, 2036	2,671,200	174,070
IFB Ser. 3114, Class GI, IO, 1.27s, 2036	1,072,761	72,062
IFB Ser. 3174, Class BS, IO, 1.19s, 2036	2,181,275	86,777
IFB Ser. 3152, Class SY, IO, 1.15s, 2036	2,325,997	149,325
IFB Ser. 3081, Class DI, IO, 1.15s, 2035	949,547	52,367
IFB Ser. 3199, Class S, IO, 1.12s, 2036	1,305,846	63,507
IFB Ser. 3016, Class SP, IO, 0.78s, 2035	964,251	28,638
IFB Ser. 3016, Class SQ, IO, 0.78s, 2035	2,280,774	72,301
IFB Ser. 2937, Class SY, IO, 0.77s, 2035	896,117	23,478
IFB Ser. 2957, Class SW, IO, 0.67s, 2035	4,899,444	142,574
IFB Ser. 2815, Class S, IO, 0.67s, 2032	2,217,119	62,230
Ser. 3174, PO, zero %, 2036	175,481	142,726
Ser. 236, PO, zero %, 2036	3,779,611	2,966,445
Ser. 3045, Class DO, PO, zero %, 2035	1,030,405	829,296
Ser. 231, PO, zero %, 2035	31,411,536	23,426,705
Ser. 228, PO, zero %, 2035	8,383,002	6,560,163
Ser. 3130, Class KO, PO, zero %, 2034	318,803	250,731
FRB Ser. 3213, Class FX, zero %, 2036	179,000	173,742
FRB Ser. 3048, Class XG, zero %, 2035	110,221	105,158
FRB Ser. 3022, Class TC, zero %, 2035	174,230	186,508
FRB Ser. 3003, Class XF, zero %, 2035	1,069,367	1,076,885
FRB Ser. 2986, Class XT, zero %, 2035	104,838	107,360
FRB Ser. 2958, Class FL, zero %, 2035	443,980	409,507
FRB Ser. 3046, Class WF, zero %, 2035	242,676	237,015
FRB Ser. 3054, Class XF, zero %, 2034	106,768	105,917
GE Capital Commercial Mortgage Corp. Ser. 04-C2,

Class A4, 4.893s, 2040	2,713,000	2,628,379
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.067s, 2043	36,210,687	306,793
Ser. 05-C3, Class XC, IO, 0.048s, 2045	94,419,243	494,190
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.057s, 2036	162,000	173,759
Ser. 03-C2, Class A2, 5.461s, 2040	2,566,000	2,597,947
Ser. 04-C2, Class A4, 5.301s, 2038	3,963,000	3,952,934
Ser. 97-C1, Class X, IO, 1.543s, 2029	7,364,570	217,941
Ser. 05-C1, Class X1, IO, 0.155s, 2043	42,063,918	760,768
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	712,279
Ser. 06-C1, Class XC, IO, 0.044s, 2045	67,526,146	458,975
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 7.56s, 2036	178,700	187,021
IFB Ser. 05-7, Class JM, 4.994s, 2034	1,289,667	1,277,504
IFB Ser. 05-66, Class SP, 3.067s, 2035	620,891	567,345
IFB Ser. 04-86, Class SW, IO, 1.42s, 2034	2,596,568	139,166
IFB Ser. 06-26, Class S, IO, 1.17s, 2036	8,739,653	432,014
IFB Ser. 05-65, Class SI, IO, 1.02s, 2035	2,474,409	99,449
IFB Ser. 05-68, Class SI, IO, 0.97s, 2035	8,325,806	373,655
IFB Ser. 06-14, Class S, IO, 0.92s, 2036	2,423,995	89,445
IFB Ser. 05-51, Class SJ, IO, 0.87s, 2035	2,466,998	104,271
IFB Ser. 05-68, Class S, IO, 0.87s, 2035	4,839,244	198,835
IFB Ser. 05-28, Class SA, IO, 0.87s, 2035	6,025,519	202,599
Ser. 98-2, Class EA, PO, zero %, 2028	324,212	264,881
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.04s, 2037	76,401,930	343,212
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.108s, 2042	33,495,773	544,306
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	1,775,000	1,781,017
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	40,282
Ser. 05-GG4, Class A4B, 4.732s, 2039	2,400,000	2,291,265
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.58s, 2015	272,000	273,530
Ser. 98-C1, Class F, 6s, 2030	528,000	529,790
Ser. 03-C1, Class X1, IO, 0.287s, 2040	12,662,995	230,113
Ser. 04-C1, Class X1, IO, 0.116s, 2028	14,774,829	119,468
Ser. 05-GG4, Class XC, IO, 0.109s, 2039	43,538,146	852,055
Ser. 06-GG6, Class XC, IO, 0.039s, 2038	46,002,225	158,133
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	377,000	414,334
Ser. 06-CB14, Class AM, 5.63s, 2044	1,878,000	1,896,855
Ser. 06-CB16, Class A4, 5.552s, 2045	1,784,000	1,806,585
FRB Ser. 04-PNC1, Class A4, 5.37s, 2041	16,000	16,119
Ser. 06-CB14, Class A4, 5.481s, 2044	3,560,000	3,602,293
Ser. 05-CB11, Class A4, 5.335s, 2037	2,776,000	2,795,085
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	40,680
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	38,731
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	651,263
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	99,915,011	93,670
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	483,650
Ser. 04-FL1A, Class X1A, IO, 2.045s, 2019	1,051,892	2,630
Ser. 03-ML1A, Class X1, IO, 0.513s, 2039	2,141,441	78,715
Ser. 05-LDP2, Class X1, IO, 0.09s, 2042	62,921,442	1,081,462
Ser. 05-CB12, Class X1, IO, 0.084s, 2037	22,782,876	249,188
Ser. 05-LDP1, Class X1, IO, 0.06s, 2046	15,579,094	150,922
Ser. 05-LDP3, Class X1, IO, 0.05s, 2042	56,033,683	429,008
Ser. 05-LDP4, Class X1, IO, 0.046s, 2042	45,753,130	436,085
Ser. 06-LDP6, Class X1, IO, 0.04s, 2043	44,687,731	244,386
Ser. 05-LDP5, Class X1, IO, 0.037s, 2044	143,979,333	674,903
Ser. 06-CB14, Class X1, IO, 0.037s, 2044	18,397,694	86,239
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	322,614
Ser. 99-C1, Class G, 6.41s, 2031	337,198	317,181
Ser. 98-C4, Class G, 5.6s, 2035	260,000	256,773
Ser. 98-C4, Class H, 5.6s, 2035	441,000	426,788
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	14,616
Ser. 05-C7, Class AM, 5.263s, 2040	3,000,000	2,969,901
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	720,033
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.139s, 2040	27,076,664	587,154
Ser. 05-C2, Class XCL, IO, 0 1/8s, 2040	77,309,797	821,246
Ser. 05-C5, Class XCL, IO, 0.112s, 2020	28,717,465	415,646
Ser. 05-C7, Class XCL, IO, 0.081s, 2040	34,757,311	324,501
Ser. 06-C1, Class XCL, IO, 0.071s, 2041	43,244,587	478,299
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.08s, 2014	757,000	757,757
FRB Ser. 04-LLFA, Class H, 6.28s, 2017	377,000	378,532
FRB Ser. 05-LLFA, 6.13s, 2018	173,000	173,000
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.82s, 2036	3,779,000	137,614
IFB Ser. 06-5, Class 1A3, IO, 0.07s, 2036	1,036,000	5,137
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3,
Class E, 7.12s, 2030	283,000	303,216
Merrill Lynch Mortgage Trust

FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	39,675
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	38,371
Ser. 05-MCP1, Class XC, IO, 0.073s, 2043	28,793,741	390,290
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.237s, 2044	15,707,022	151,548
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.139s, 2039	26,352,000	150,289
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.05s, 2037	1,423,806	513,905
Ser. 04-C2, Class X, IO, 6.403s, 2040	1,120,744	371,597
Ser. 05-C3, Class X, IO, 5.558s, 2044	1,199,108	382,497
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.715s, 2043	5,456,665	345,340
Ser. 05-HQ6, Class X1, IO, 0.086s, 2042	31,299,720	319,110
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,664,322
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	861,555
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	256,000	261,042
Ser. 04-RR, Class F5, 6s, 2039	790,000	691,369
Ser. 04-RR, Class F6, 6s, 2039	820,000	682,561
Ser. 05-HQ5, Class X1, IO, 0.085s, 2042	21,334,807	169,178
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2,
Class A1, 6.96s, 2033	145,610	146,691
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.09s, 2030	470,000	482,921
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.79s,
2042 (United Kingdom)	1,147,000	1,146,997
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,768,795
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	195,187
Ser. 00-C2, Class J, 6.22s, 2033	439,000	446,551
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.9s, 2034 (Ireland)	1,175,000	1,183,813
Ser. 04-1A, Class E, 6.65s, 2034 (Ireland)	463,000	466,473
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015	1,702,603	741
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	215,000	214,909
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	336,000	295,759
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	228,000	192,491
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	150,000	131,438
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	5,131,000	5,158,033
Ser. 05-C17, Class A4, 5.083s, 2042	2,878,000	2,828,642
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,266,795
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.63s, 2018	313,000	310,380
Ser. 03-C3, Class IOI, IO, 0.361s, 2035	7,286,630	222,420
Ser. 06-C23, Class XC, IO, 0.051s, 2045	39,265,653	245,018
Ser. 06-C26, Class XC, IO, 0.045s, 2045	14,954,453	55,631
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	73,000	70,534
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.2s, 2031 (Cayman Islands)	572,000	600,186

Total collateralized mortgage obligations (cost $298,311,416)		$297,131,821

ASSET-BACKED SECURITIES (17.9%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.67s, 2034	$275,832	$276,023
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	193,396	189,586
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.38s, 2013	373,000	377,409
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	44,440	43,870
Ser. 04-6N, Class Note, 4 3/4s, 2035	68,439	67,455
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.74s,
2029	1,541,135	1,547,067
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.83s, 2012	2,243,794	2,244,144
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 3A, 3.71s, 2034	725,779	722,041
FRB Ser. 04-3, Class 2A, 3.59s, 2034	636,274	631,620
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	83,539	83,493
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.83s, 2036	388,000	331,617
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	646,980
Ser. 04-1A, Class E, 6.42s, 2039	495,418	491,093
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.83s, 2035	176,000	139,795
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE9, Class A2, 5.7s, 2034	147,677	147,847
FRB Ser. 05-HE1, Class A3, 5.62s, 2035	220,404	220,591
Asset Backed Securities Corp. Home Equity Loan Trust

144A FRB Ser. 06-HE2, Class M11, 7.83s, 2036	105,000	85,260
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.03s, 2033	461,352	462,036
Banc of America Alternative Loan Trust IFB Ser. 06-6,
Class CB2, IO, 0.02s, 2036	1,380,258	2,734
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.17s, 2036	1,501,912	4,411
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.464s, 2034	5,821,202	26,921
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,097,000	90,090
IFB Ser. 06-2, Class A4, IO, 0.07s, 2036	1,195,379	7,857
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.36s, 2011	470,000	476,402
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	170,921
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.928s, 2039	2,147,000	2,148,546
Ser. 04-B, Class A1, 5.828s, 2039	2,465,539	2,465,529
FRB Ser. 03-F, Class A, 5.828s, 2043	731,816	733,646
FRB Ser. 04-D, Class A, 5.718s, 2044	1,018,160	1,018,840
Ser. 04-D, Class A, IO, 3.938s, 2007	4,595,253	97,276
Ser. 05-B, Class A, IO, 3.595s, 2039	3,807,564	114,839
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.68s, 2038	579,939	586,260
FRB Ser. 03-SSRA, Class A, 6.03s, 2038	575,236	578,630
FRB Ser. 04-SSRA, Class A1, 5.93s, 2039	492,541	494,068
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.598s, 2034	1,053,739	1,053,729
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.888s, 2034	290,803	289,579
Ser. 05-5, Class 21A1, 4.688s, 2035	1,536,466	1,524,207
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	128,000	127,360
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	1,241	1,238
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.33s, 2035	301,000	248,889
FRB Ser. 06-PC1, Class M9, 7.08s, 2035	178,000	146,071
FRB Ser. 03-3, Class A2, 5.92s, 2043	929,663	931,842
FRB Ser. 05-3, Class A1, 5.78s, 2035	450,052	450,052
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.58s, 2036	106,000	95,533
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	698,000	706,097
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	582,000	574,293
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.08s, 2010	278,000	284,331
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	109,484	107,791
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.83s, 2011 (Cayman Islands)	261,816	272,295
FRB Ser. 04-AA, Class B3, 8.68s, 2011 (Cayman Islands)	42,514	43,354
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.51s, 2008	1,505,000	1,599,063
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.41s, 2010	860,000	873,269
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	56,647	55,895
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	59,858	57,275
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.587s, 2010	470,000	475,161
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WMC1,
Class M10, 8.83s, 2035	86,000	78,341
Conseco Finance Securitizations Corp.
Ser. 02-1, Class M2, 9.546s, 2033	1,135,000	681,000
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,707,370	589,200
Ser. 00-4, Class A6, 8.31s, 2032	3,120,000	2,688,620
Ser. 00-5, Class A6, 7.96s, 2032	1,638,000	1,417,347
Ser. 01-4, Class A4, 7.36s, 2033	2,675,000	2,768,585
Ser. 01-1, Class A5, 6.99s, 2032	3,013,000	2,953,691
Ser. 01-3, Class A4, 6.91s, 2033	2,596,000	2,496,939
Ser. 02-1, Class A, 6.681s, 2033	3,087,193	3,131,741
Ser. 01-1, Class A4, 6.21s, 2032	567,953	568,335
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.387s, 2007	1,226,000	1,245,923
Countrywide Alternative Loan Trust IFB Ser. 06-26CB,
Class A2, IO, 0.47s, 2036	1,713,645	4,579
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	50,879	50,727
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	49,461	48,852
Ser. 04-14N, 5s, 2036	40,508	40,192
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.302s, 2035	1,588,715	1,583,192
Ser. 06-0A5, Class X, IO, 1.543s, 2046	5,709,765	259,616
Ser. 05-2, Class 2X, IO, 1.16s, 2035	7,689,401	187,429
Ser. 05-9, Class 1X, IO, 1.093s, 2035	6,563,834	153,594
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	551,561	580,619
IFB Ser. 05-R1, Class 1AS, IO, 0.806s, 2035 (SN)	3,764,816	124,122
IFB Ser. 06-R1, Class AS, IO, 0.743s, 2036 (SN)	8,060,002	253,615
IFB Ser. 05-R3, Class AS, IO, 0.707s, 2035 (SN)	2,368,192	65,455
IFB Ser. 05-R2, Class 1AS, IO, 0.415s, 2035 (SN)	3,818,785	125,031

Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	716,000	715,944
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	189,746	187,848
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	155,000	159,193
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.87s, 2035	286,000	286,516
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	34,506	3,278
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.818s, 2035	836,630	831,567
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	201,544	201,670
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	480,000	469,034
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	90,744	84,173
Ser. 04-3, Class A, 4 1/2s, 2034	20,073	20,005
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	418,000	414,996
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.81s, 2010	836,610	837,312
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.63s, 2019	513,000	513,010
Ser. 04-1A, Class B, 6.18s, 2018	85,614	86,302
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012	814,000	809,286
GEBL 144A
Ser. 04-2, Class D, 8.08s, 2032	320,570	320,570
Ser. 04-2, Class C, 6.18s, 2032	239,776	239,774
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	2,167,000	56,884
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.9s, 2041 (United Kingdom)	1,018,815	1,028,844
FRB Ser. 02-1, Class 1C, 6.8s, 2042 (United Kingdom)	529,513	531,353
FRB Ser. 02-2, Class 1C, 6 3/4s, 2043 (United Kingdom)	290,000	292,075
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	6,610,000	5,847,867
Ser. 97-6, Class A9, 7.55s, 2029	340,813	353,113
Ser. 97-4, Class A7, 7.36s, 2029	286,978	288,771
Ser. 97-6, Class A8, 7.07s, 2029	156,238	159,209
Ser. 97-7, Class A8, 6.86s, 2029	207,551	208,329
Ser. 99-3, Class A6, 6 1/2s, 2031	505,000	501,516
Ser. 99-3, Class A5, 6.16s, 2031	43,553	43,825
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	1,616,707	1,498,705
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.479s, 2045	4,492,147	129,149
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	513,948	510,140
GSAMP Trust 144A
Ser. 05-NC1, Class N, 5s, 2035	56,647	56,522
Ser. 04-NIM2, Class N, 4 7/8s, 2034	74,105	73,786
Ser. 04-NIM1, Class N2, zero %, 2034	68,508	50,456
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	185,845	198,180
Ser. 05-RP3, Class 1A3, 8s, 2035	587,438	620,764
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	487,283	508,748
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	525,732	555,614
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	609,094	635,827
IFB Ser. 05-RP1, Class 1AS, IO, 0.857s, 2035 (SN)	2,640,759	83,108
IFB Ser. 04-4, Class 1AS, IO, 0.72s, 2034 (SN)	8,986,444	290,658
IFB Ser. 06-RP1, Class 1AS, IO, 0.468s, 2036 (SN)	8,418,228	207,841
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.863s, 2035	910,237	899,096
FRB Ser. 04-12, Class 2A2, 3.554s, 2034	484,139	477,826
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.88s, 2030 (Cayman Islands)	400,000	401,360
FRB Ser. 05-1A, Class D, 6.86s, 2030 (Cayman Islands)	797,000	797,000
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035	351,719	345,300
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.95s, 2036 (Cayman Islands)	1,220,562	1,183,640
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.227s,
2040 (United Kingdom)	332,000	332,531
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034	22,746	22,461
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	188,000	185,312
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.58s, 2035	268,000	228,722
Lehman Mortgage Trust
IFB Ser. 06-6, Class 1A2, IO, 1.17s, 2036	2,205,000	74,941
IFB Ser. 06-6, Class 1A3, IO, 1.17s, 2036	2,808,000	151,744
IFB Ser. 06-6, Class 4A2, IO, 0.02s, 2036	2,204,000	6,466
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.33s, 2036 (Cayman Islands)	1,280,000	1,360,000
FRB Ser. 02-1A, Class FFL, 8.08s, 2037 (Cayman Islands)	2,075,000	2,075,730
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	4,166,138	29,293

Ser. 04-3, Class S2, IO, 4 1/2s, 2006	2,083,097	14,647
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.83s, 2036	411,000	342,596
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.58s, 2032	1,626,445	1,138,512
Ser. 02-A IO, 0.3s, 2032	62,726,605	681,725
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	56,581	56,274
FRB Ser. 02-1A, Class A1, 6.03s, 2024	658,436	663,430
Ser. 04-2A, Class D, 5.389s, 2026	55,018	53,271
Ser. 04-2A, Class C, 4.741s, 2026	54,523	52,629
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.666s, 2034	325,387	327,007
Ser. 04-13, Class 3A6, 3.786s, 2034	1,066,000	1,023,664
Ser. 06-OA1, Class X, IO, 1.781s, 2046	2,956,068	135,333
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	1,129,910	25,197
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	3,022,769	8,464
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)	143,797	43,139
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	8,960	8,906
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	396,453	412,953
Ser. 05-1, Class 1A4, 7 1/2s, 2034	698,233	727,396
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.51s, 2010	860,000	874,116
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.948s, 2027	2,269,935	2,156,438
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034	3,229	3,185
FRB Ser. 05-A9, Class 3A1, 5.293s, 2035	2,070,077	2,061,344
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	14,992	14,786
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	18,494	18,147
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	8,883	8,750
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	25,266	24,711
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	15,333	15,170
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	7,669	7,584
Metris Master Trust FRB Ser. 04-2, Class C, 6.68s, 2010	467,000	467,235
Metris Master Trust 144A FRB Ser. 04-2, Class D,
8.57s, 2010	500,000	500,210
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	240,901	238,568
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	118,978	118,526
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3,
Class A2PT, 5.62s, 2035	347,780	347,956
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	159,464	158,809
Ser. 04-HB2, Class E, 5s, 2012	166,273	163,898
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.398s, 2035	2,615,614	2,613,411
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.328s, 2039 (Cayman Islands)	500,000	514,141
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.895s, 2015 (Cayman Islands)	520,000	522,132
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	212,173	208,031
Ser. 04-B, Class C, 3.93s, 2012	171,360	167,231
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	736,000	712,492
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.53s, 2038 (Cayman Islands)	299,000	300,308
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.437s, 2035	250,669	259,678
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	239,130	251,087
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	726,727	576,313
Ser. 02-C, Class A1, 5.41s, 2032	2,000,647	1,724,050
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	223,650	198,645
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.702s, 2018 (Ireland)	273,000	276,967
FRB Ser. 05-A, Class D, 6.902s, 2012 (Ireland)	300,000	299,970
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.83s, 2035	93,000	84,078
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	189,000	185,154
Park Place Securities, Inc. 144A
FRB Ser. 05-WCW2, Class M11, 7.83s, 2035	387,000	274,770
FRB Ser. 04-MHQ1, Class M10, 7.83s, 2034	179,000	165,934
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	23,441	23,355
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.45s,
2042 (United Kingdom)	580,000	586,187
Provident Funding Mortgage Loan Trust FRB Ser. 05-2,
Class 1A1A, 4.391s, 2035	1,389,411	1,383,658
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 7.18s, 2011	535,000	538,863
FRB Ser. 04-EA, Class D, 6.26s, 2011	267,000	269,130
Ser. 04-DA, Class D, 4.4s, 2011	415,000	407,008
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.925s, 2034	212,671	207,554

Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.074s, 2035	371,000	330,294
Ser. 04-NT, Class Note, 5s, 2034	75,018	72,017
Ser. 04-N10B, Class A1, 5s, 2034	13,857	13,796
Ser. 04-NT12, Class Note, 4.7s, 2035	13,303	13,275
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.22s, 2036	529,835	6,375
Residential Funding Mortgage Ser. 04-S5, Class 2A1,
4 1/2s, 2019	1,560,426	1,471,794
Residential Funding Mortgage Securities I FRB Ser.
05-SA2, Class 1A, 4.689s, 2035	704,669	699,797
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.59s, 2033	909,953	910,237
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	7,356	1,471
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	67,781	6,778
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	100,141	8,407
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	3,980	398
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	23,121	1,850
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	25,734	1,287
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	6,120	612
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	14,353	1,435
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	28,356	28,295
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	8,638	8,611
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	17,014	16,895
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	101,666	101,071
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)	122,320	121,350
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	161,121	160,263
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)	19,728	19,637
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)	20,831	1,458
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)	7,735	7,677
Ser. 04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands)	64,144	16,036
Ser. 04-RM2N, Class NA, 4s, 2035 (Cayman Islands)	4,236	4,230
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.83s, 2035	202,000	175,488
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.646s, 2038 (Cayman Islands)	235,000	235,705
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.303s, 2035	1,152,732	1,148,962
Ser. 04-12, Class 1A2, 4.963s, 2034	733,892	737,750
Ser. 04-10, Class 1A1, 4.909s, 2034	532,568	535,570
Ser. 04-8, Class 1A3, 4.676s, 2034	43,665	43,842
Ser. 04-6, Class 1A, 4.371s, 2034	2,278,893	2,288,349
Ser. 05-9, Class AX, IO, 0.948s, 2035	15,497,854	223,169
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.68s, 2034	598,730	598,789
Structured Asset Investment Loan Trust 144A
FRB Ser. 06-BNC2, Class B1, 7.83s, 2036	115,000	102,957
FRB Ser. 05-HE3, Class M11, 7.83s, 2035	420,000	345,269
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.575s, 2015	2,156,032	2,155,359
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 5.158s, 2034	1,255,231	1,159,743
Ser. 03-40A, Class 1A, 5.112s, 2034	279,181	283,013
Ser. 04-8, Class 1A1, 4.676s, 2034	436,649	438,425
IFB Ser. 05-6, Class 5A8, 3.25s, 2035	1,781,696	1,486,520
Structured Asset Securities Corp. 144A IFB Ser.
05-RF4, Class AIO, IO, 0.734s, 2035 (SN)	3,027,644	89,910
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5 3/4s, 2035	227,684	227,806
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	718,000	735,862
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.099s, 2036	1,516,623	1,507,978
FRB Ser. 05-AR2, Class 2A1, 4.546s, 2035	664,926	654,154
Ser. 05-AR9, Class 1A2, 4.353s, 2035	722,926	708,766
FRB Ser. 04-R, Class 2A1, 4.353s, 2034	681,153	668,415
Ser. 05-AR12, Class 2A5, 4.319s, 2035	8,480,000	8,301,386
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,344,000	230,136
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s, 2012	146,624	144,783
Ser. 04-3, Class D, 4.07s, 2012	182,024	180,018
Ser. 04-4, Class D, 3.58s, 2012	85,472	84,101
Ser. 04-1, Class D, 3.17s, 2011	78,874	78,137
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.385s, 2044 (United Kingdom)	697,000	697,014
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	192,014	190,955

Total asset-backed securities (cost $138,049,572)		$135,350,550

CORPORATE BONDS AND NOTES (11.7%)(a)

	Principal amount	Value

Basic Materials (0.4%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$695,000	$667,541
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	266,500

ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	530,000	522,347
Lafarge SA notes 6 1/2s, 2016 (France)	135,000	138,038
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	185,329
Newmont Mining Corp. notes 5 7/8s, 2035	275,000	258,060
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)	225,000	246,013
Weyerhaeuser Co. debs. 7.95s, 2025	350,000	380,136
		2,663,964

Capital Goods (0.2%)
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	185,000	175,750
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015	240,000	233,400
Legrand SA debs. 8 1/2s, 2025 (France)	355,000	402,038
Lockheed Martin Corp. 144A notes 6.15s, 2036	485,000	508,230
Raytheon Co. debs. 6 3/4s, 2018	35,000	38,310
		1,357,728

Communication Services (1.0%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	325,000	331,013
AT&T Corp. sr. notes 8s, 2031	270,000	330,009
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	965,000	1,233,656
France Telecom notes 8 1/2s, 2031 (France)	85,000	110,903
France Telecom notes 7 3/4s, 2011 (France)	200,000	219,115
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	245,000	249,396
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	320,000	318,800
Southwestern Bell Telephone debs. 7s, 2027	425,000	435,679
Sprint Capital Corp. company guaranty 6.9s, 2019	465,000	483,906
Sprint Capital Corp. company guaranty 6 7/8s, 2028	630,000	638,480
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	145,000	137,298
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	70,000	66,384
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	425,000	393,808
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	515,000	544,741
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	115,000	118,363
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	240,000	285,805
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,000,205
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	44,305
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	462,227
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	255,000	238,057
		7,642,150

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	289,268

Consumer Cyclicals (0.9%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	261,515
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	275,872
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	695,000	724,156
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (S)	175,000	179,205
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	720,000	716,615
Ford Motor Credit Corp. notes 6 3/8s, 2008	425,000	408,409
General Motors Acceptance Corp. bonds 8s, 2031	380,000	397,321
General Motors Acceptance Corp. FRN 6.457s, 2007	720,000	715,954
General Motors Acceptance Corp. FRN Ser. MTN, 6.243s,
2007	760,000	757,434
General Motors Acceptance Corp. notes 7s, 2012	380,000	378,469
GTECH Holdings Corp. notes 4 3/4s, 2010	275,000	276,197
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017	125,000	114,320
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	44,919
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	401,557
Office Depot, Inc. notes 6 1/4s, 2013	232,000	237,212
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	278,994
Park Place Entertainment Corp. sr. notes 7s, 2013	235,000	241,588
		6,409,737

Consumer Staples (1.0%)
Chancellor Media Corp. company guaranty 8s, 2008	135,000	141,156
Comcast Corp. company guaranty 4.95s, 2016	15,000	13,986
Cox Communications, Inc. notes 6 3/4s, 2011	265,000	275,995
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	495,000	531,278
CVS Corp. sr. unsec 6 1/8s, 2016	5,000	5,117
CVS Corp. 144A pass-through certificates 6.117s, 2013	493,980	499,938
Dean Foods Co. company guaranty 7s, 2016	285,000	285,000
Delhaize America, Inc. company guaranty 8 1/8s, 2011	565,000	606,408

Fortune Brands, Inc. notes 5 3/8s, 2016	500,000	476,932
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,023
News America Holdings, Inc. debs. 7 3/4s, 2045	345,000	384,693
News America, Inc. company guaranty 6.4s, 2035	645,000	632,572
News America, Inc. debs. 7 1/4s, 2018	215,000	236,796
TCI Communications, Inc. debs. 9.8s, 2012	670,000	791,388
TCI Communications, Inc. debs. 8 3/4s, 2015	580,000	686,805
TCI Communications, Inc. debs. 7 7/8s, 2013	530,000	592,234
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	5,774
Time Warner, Inc. debs. 9.15s, 2023	325,000	403,784
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	1,031,187
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	250,000	249,502
		7,871,568

Energy (0.5%)
Amerada Hess Corp. bonds 7 7/8s, 2029	500,000	590,866
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	530,000	540,052
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	295,000	297,916
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013
(S)	420,000	428,925
Enterprise Products Operating LP company guaranty Ser.
B, 6 3/8s, 2013	250,000	256,694
Forest Oil Corp. sr. notes 8s, 2011	250,000	258,750
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	220,000	218,580
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	272,300
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	95,000	99,264
Sunoco, Inc. notes 4 7/8s, 2014	260,000	247,291
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	305,000	353,315
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Bermuda)	350,000	356,953
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	195,000	192,047
		4,112,953

Financial (4.7%)
American Express Co. FRN 6.8s, 2066	350,000	369,928
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	725,000	777,613
Bank One Corp. sub. notes 5 1/4s, 2013	100,000	99,514
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	460,000	437,010
Block Financial Corp. notes 5 1/8s, 2014	335,000	319,239
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.205s, 2012 (Cayman Islands)	905,000	898,512
Brandywine Operating Partnership LP notes 5 3/4s, 2012
(R)	220,000	221,335
Capital One Capital III company guaranty 7.686s, 2036	720,000	767,154
CIT Group, Inc. sr. notes 5s, 2015	160,000	153,685
CIT Group, Inc. sr. notes 5s, 2014	1,550,000	1,498,390
Citigroup, Inc. sub. notes 5s, 2014	171,000	166,601
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	305,000	313,417
CNA Financial Corp. unsecd. notes 6s, 2011	305,000	309,272
Colonial Properties Trust notes 6 1/4s, 2014 (R)	300,000	306,431
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	495,000	566,242
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	482,621
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	160,000	158,362
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	355,000	342,299
ERP Operating LP notes 6.584s, 2015	245,000	260,768
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	805,000	844,447
Fleet Capital Trust V bank guaranty FRN 6.39s, 2028	470,000	468,898
Fund American Cos. Inc. notes 5 7/8s, 2013	650,000	644,264
GATX Financial Corp notes 5.8s, 2016	235,000	232,184
Greenpoint Capital Trust I company guaranty 9.1s, 2027	265,000	281,784
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	160,286
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	325,000	316,680
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	325,000	341,657
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	220,000	220,016
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	252,263
HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	1,399,675
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	135,000	135,990
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	780,000	779,746
International Lease Finance Corp. notes 4 3/4s, 2012	1,075,000	1,044,485
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	705,000	701,694
JP Morgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	585,000	621,375
JP Morgan Chase Capital XX jr. sub. Ser. T, 6.55s, 2036	950,000	958,617
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	130,000	127,476
Lehman Brothers E-Capital Trust I FRN 6.173s, 2065	1,005,000	1,010,442
Lehman Brothers Holdings, Inc. notes Ser. MTN, 5 1/2s,
2016	30,000	29,889
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	921,121
Lincoln National Corp. FRB 7s, 2066	515,000	539,414
Loews Corp. notes 5 1/4s, 2016	210,000	203,610
MetLife, Inc. notes 5.7s, 2035	265,000	257,502
MetLife, Inc. notes 5s, 2015	565,000	546,990
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2009 (Cayman Islands)	310,000	328,290

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	235,000	234,227
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	276,092
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	249,123
NB Capital Trust IV company guaranty 8 1/4s, 2027	2,110,000	2,213,620
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	205,000	200,328
Nuveen Investments, Inc. sr. notes 5s, 2010	205,000	201,122
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	534,159
PNC Bank NA notes 4 7/8s, 2017	420,000	398,584
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	395,000	395,991
Prudential Holdings LLC 144A bonds 8.695s, 2023	650,000	801,249
Rouse Co LP/TRC Co-Issuer Inc. sr. notes 6 3/4s, 2013	285,000	284,815
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	276,532
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	820,000	915,245
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	110,000	128,289
Safeco Capital Trust I company guaranty 8.072s, 2037	585,000	615,556
Simon Property Group LP unsub. 5 3/4s, 2015 (R)	305,000	307,446
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	295,000	288,834
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	35,000	34,547
Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	940,000	993,211
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049	355,000	365,629
Transamerica Capital III company guaranty 7 5/8s, 2037	455,000	511,899
UBS AG/Jersey Branch FRN 4.065s, 2008 (Jersey)	1,485,000	1,523,981
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	595,000	662,135
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	425,000	433,834
Westfield Group sr. notes 5.7s, 2016 (Australia)	365,000	364,124
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	645,000	641,311
		35,669,071

Health Care (0.4%)
Bayer Corp. 144A FRB 6.2s, 2008	430,000	431,853
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	175,000	167,547
Hospira, Inc. notes 5.9s, 2014	175,000	174,190
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	115,000	117,013
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	255,000	256,594
WellPoint, Inc. notes 5s, 2014	230,000	222,327
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	245,000	240,051
Wyeth notes 5 1/2s, 2014	1,020,000	1,021,932
		2,631,507

Technology (0.2%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	344,161
Avnet, Inc. notes 6s, 2015	310,000	302,477
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	400,000	373,767
Xerox Corp. sr. notes 6.4s, 2016	445,000	442,775
		1,463,180

Transportation (0.4%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	231,125
BNSF Funding Trust I company guaranty FRB 6.613s, 2055	945,000	949,809
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	1,205,000	1,213,680
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	185,000	188,170
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	290,351
		2,873,135

Utilities & Power (2.0%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	330,000	328,172
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	240,826
Arizona Public Services Co. notes 6 1/2s, 2012	435,000	448,954
Atmos Energy Corp. notes 4.95s, 2014	465,000	439,815
Beaver Valley II Funding debs. 9s, 2017	605,000	683,916
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	558,555
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	225,000	262,575
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	410,000	402,349
Consumers Energy Co. 1st mtge. 5s, 2012	495,000	483,626
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	325,000	321,860
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	350,000	343,796
Dominion Resources, Inc. jr. ub. notes FRN 6.3s, 2066	1,375,000	1,371,975
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	105,000	102,304
Enbridge Energy Partners LP sr. notes 5.35s, 2014	245,000	235,810
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	410,000	384,177

Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013		230,000	237,312
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008		160,000	164,400
Kansas Gas & Electric bonds 5.647s, 2021		150,000	145,263
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		285,000	285,202
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036		1,005,000	1,015,857
Monongahela Power Co. 1st mtge. 5s, 2006		905,000	905,000
Monongahela Power Co. 144A 1st mtge. 5.7s, 2017		430,000	432,100
National Fuel Gas Co. notes 5 1/4s, 2013		270,000	264,879
Nevada Power Co. 2nd mtge. 9s, 2013		229,000	249,863
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015		185,000	184,167
Oncor Electric Delivery Co. debs. 7s, 2022		245,000	265,507
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		375,000	425,375
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		485,000	486,846
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012		496,574	500,979
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015		265,000	261,088
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016		400,000	399,733
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009		390,000	404,962
Public Service Co. of New Mexico sr. notes 4.4s, 2008		270,000	264,800
Southern California Edison Co. 1st mtge. 5s, 2014		100,000	97,592
Southern California Edison Co. notes 6.65s, 2029		515,000	556,962
Teco Energy, Inc. notes 7.2s, 2011		465,000	484,763
TransAlta Corp. notes 5 3/4s, 2013 (Canada)		275,000	274,445
Westar Energy, Inc. 1st mtge. 5.15s, 2017		45,000	42,884
Westar Energy, Inc. 1st mtge. 5.1s, 2020		330,000	305,803
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		80,689	6,729
			15,271,221

Total corporate bonds and notes (cost $88,658,621)			$88,255,482

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)

	Expiration	Contract amount	Value
	date/strike price

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/5.28	$40,872,000	$774,463
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/5.28	40,872,000	413,686

Total purchased options outstanding (cost $2,004,772)			$1,188,149

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating (RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	BBB	$415,000	$429,828
NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s,
1/1/16	AAA	335,000	315,945

Total municipal bonds and notes (cost $748,217)			$745,773

SHORT-TERM INVESTMENTS (26.7%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)		801,155	$799,200
Interest in $258,000,000 joint tri-party repurchase
agreement dated September 29, 2006 with UBS Securities
LLC MTG due October 2, 2006, with respect to various
U.S. Government obligations -- maturity value of
$15,290,814 for an effective yield of 5.35%
(collateralized by various asset-backed securities
with coupon rates ranging from zero % to 15.00% and
due dates ranging from August 25, 2011 to
July 12, 2046 valued at $263,162,125)		$15,284,000	15,284,000
Putnam Prime Money Market Fund (e)		184,412,090	184,412,090
U.S. Treasury Bills for an effective yield of 4.81%,
November 30, 2006 (SEG)		1,100,000	1,091,274

Total short-term investments (cost $201,586,563)			$201,586,564

TOTAL INVESTMENTS

Total investments (cost $1,084,735,770) (b)			$1,080,488,675

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	669	$158,653,350	Mar-07	$(4,282)
Euro-Dollar 90 day (Long)	21	4,996,950	Sep-07	10,968
Euro-Dollar 90 day (Long)	21	4,970,438	Dec-06	3,355
Euro-Dollar 90 day (Long)	20	4,752,000	Jun-07	9,171
Euro-Dollar 90 day (Short)	731	174,078,513	Dec-07	4,087
U.S. Treasury Bond 20 yr (Long)	513	57,728,531	Dec-06	(107,106)
U.S. Treasury Note 2 yr (Short)	1,285	262,943,125	Dec-06	(156,361)
U.S. Treasury Note 5 yr (Short)	624	65,900,250	Dec-06	(185,954)
U.S. Treasury Note 10 yr (Long)	1255	135,794,922	Dec-06	924,995

Total				$498,873

WRITTEN OPTIONS OUTSTANDING at 9/30/06 (premiums received $4,322,007) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5,
2017.	$43,180,000	Jun-07/4.55	$203,218
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,181,000	Mar-08/5.225	408,285
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,181,000	Mar-08/5.225	377,966
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July
5, 2017.	43,180,000	Jun-07/4.55	2,198,216

Total			$3,187,685

TBA SALE COMMITMENTS OUTSTANDING at 9/30/06 (proceeds receivable $170,606,891) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, November 1, 2036	$52,200,000	11/13/06	$51,408,846
FNMA, 5 1/2s, October 1, 2036	114,200,000	10/12/06	112,495,919
FNMA, 4 1/2s, October 1, 2021	7,100,000	10/17/06	6,847,950

Total			$170,752,715

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$7,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(308,995)
1,769,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	281,294
21,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	89,063
1,500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	63,320
1,240,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	46,492
3,000,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	108,992
8,300,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	251,827
22,000,000	5/20/15	3 month USD-LIBOR-BBA	4.528%	(714,475)
39,200,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	149,921
35,700,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(1,138,039)
29,313,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	662,561
24,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	1,147,182
23,974,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(189,363)
Citibank, N.A.
23,850,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(289,987)
1,590,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(45,539)
Credit Suisse First Boston International
10,570,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(433,491)
28,000,000	5/17/09	3 month USD-LIBOR-BBA	4.505%	(286,242)
Credit Suisse International
1,656,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	4,817
2,609,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	12,132
Goldman Sachs Capital Markets, L.P.
1,696,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(44,379)
4,880,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(88,410)
Goldman Sachs International
5,663,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(18,083)
17,775,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	8,099
JPMorgan Chase Bank, N.A.
19,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	319,825
16,700,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(1,036,695)
33,800,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	894,163
63,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	280,431
5,862,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(216,814)
25,100,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(1,497,340)
1,800,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	365,821
7,220,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	287,484
35,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(847,328)
6,637,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(25,819)
20,825,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	6,296

1,793,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(16,629)
65,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	1,112,726
19,667,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(278,658)
Lehman Brothers International (Europe)
104,829,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(3,188,747)
92,028,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,441,206)
Lehman Brothers Special Financing, Inc.
43,020,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	83,909
56,250,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(681,006)
91,686,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	465,658

Total				$(6,145,232)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$6,750,000		11/1/06	7.5 bp plus beginning of period	The spread return of Lehman	$1,568
			nominal spread of Lehman Brothers	Brothers AAA 8.5+ CMBS
			AAA 8.5+ Commercial Mortgage	Index adjusted by modified
			Backed Securities Index	duration factor

Deutsche Bank AG London
6,750,000		11/1/06	5 bp plus nominal spread of Lehman	The spread return of Lehman	967
			Brothers AAA 8.5+ Commercial	Brothers AAA 8.5+ CMBS
			Mortgage Backed Securities Index	Index adjusted by modified
duration factor

Goldman Sachs Capital Markets, L.P.
6,320,000		11/1/06	5 bp plus change in spread on the	The spread return of Lehman	980
			Lehman Brothers AAA 8.5+	Brothers AAA 8.5+ CMBS
			Commercial Mortgage Backed	Index adjusted by modified
			Securities Index multiplied by the	duration factor
modified duration factor

Goldman Sachs International
1,592,000		9/15/11	678 bp (1 month USD-LIBOR)	Ford Credit Auto Owner Trust	877
Series 2005-B Class D

28,010,000		12/1/06	5 bp plus change in spread on the	The spread return of Lehman	62,854
			Lehman Brothers Aaa 8.5+	Brothers Aaa 8.5+ CMBS
			Commercial Mortgage Backed	Index adjusted by modified
			Securities Index multiplied by the	duration factor
modified duration factor

Total					$67,246

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications Corp. 7 5/8%, 6/15/12	$--	$305,000	9/20/11	(111 bp)	$(933)

L-3 Communications Corp. 7 5/8%, 6/15/12	--	120,000	6/20/11	(101 bp)	(86)

Waste Management, 7.375%, 8/1/10	--	490,000	9/20/12	64 bp	6,172

Citibank, N.A.
DJ CDX NA HY Series 6 Index	216	163,000	6/20/11	(345 bp)	(1,750)

DJ CDX NA HY Series 6 Index	--	81,500	6/20/11	(345 bp)	(983)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	652,000	6/20/11	80 bp	824

DJ CDX NA HY Series 6 Index 25-35% tranche	--	326,000	6/20/11	74 bp	61

Deutsche Bank AG
DJ CDX NA IG Series 7	(1)	1,491,000	12/20/13	(50 bp)	(632)

DJ CDX NA IG Series 7 Index 7-10% tranche	--	1,491,000	12/20/13	55 bp	957

France Telecom, 7.25%, 1/28/13	--	750,000	6/20/16	70 bp	2,972

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 6 Index	--	17,000	6/20/11	(345 bp)	(205)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	68,000	6/20/11	74 bp	(88)

DJ CDX NA IG Series 5 Index	--	11,100,000	12/20/10	(45 bp)	(47,924)

Noble Energy, Inc., 8%, 4/1/27	--	500,000	6/20/13	60 bp	(283)

Goldman Sachs International
Any one of the underlying securities in the basket
of BB CMBS securities	--	3,768,000	(a)	2.461%	256,637

DJ CDX NA HY Series 6 Index	534	199,750	6/20/11	(345 bp)	(1,875)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	799,000	6/20/11	85 bp	2,709

DJ CDX NA IG Series 6 Index	--	2,484,000	6/20/13	55 bp	16,513

DJ CDX NA IG Series 6 Index	1,138	2,484,000	6/20/13	(50 bp)	(185)

DJ CDX NA IG Series 7 Index	(1)	2,485,000	12/20/13	(50 bp)	1,412

DJ CDX NA IG Series 7 Index 7-10% tranche	--	2,485,000	12/20/13	56 bp	3,001

JPMorgan Chase Bank, N.A.
DJ CDX NA IG Series 5	24,854	7,140,000	12/20/10	(45 bp)	(5,973)

DJ CDX NA IG Series 5 Index	18,940	7,950,000	12/20/10	(45 bp)	(15,384)

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6 Index	1,279	160,000	6/20/11	(345 bp)	(652)

DJ CDX NA HY Series 6 Index	--	196,750	6/20/11	(345 bp)	(2,373)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	640,000	6/20/11	74 bp	673

DJ CDX NA HY Series 6 Index 25-35% tranche	--	787,000	6/20/11	72 bp	156

DJ CDX NA IG Series 5 Index	(1,610)	4,985,000	12/20/10	(45 bp)	(23,132)

DJ CDX NA IG Series 4 Index	(3,629)	2,710,000	12/20/10	(45 bp)	(15,330)

DJ CDX NA IG Series 5 Index	--	8,410,000	12/20/10	(45 bp)	(36,310)

DJ CDX NA IG Series 5 Index	(10,151)	5,570,000	12/20/10	(45 bp)	(34,200)

DJ CDX NA IG Series 6 Index	9,782	7,500,000	6/20/11	(40 bp)	(2,160)

Hilton Hotels, 7 5/8%, 12/1/12	--	610,000	6/20/13	94 bp	(8,707)

Merrill Lynch International
DJ CDX NA IG Series 5 Index	--	2,595,000	12/20/10	(45 bp)	(11,204)

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6 Index	--	203,750	6/20/11	(345 bp)	(2,458)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	815,000	6/20/11	73 bp	(1,473)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	516,000	6/20/11	74 bp	(662)

DJ CDX NA IG Series 7 Index	1,672	2,579,000	12/20/13	(50 bp)	1,379

DJ CDX NA IG Series 7 Index, 7-10% tranche	--	2,579,000	12/20/13	53 bp	(340)

Total					$78,164

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $755,634,538.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2006, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,084,824,506, resulting in gross unrealized appreciation and depreciation of $8,608,055 and $12,943,886, respectively, or net unrealized depreciation of $4,335,831.

(NON) Non-income-producing security.

(DEF) Security is in default of principal and interest.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $779,348. The fund received cash collateral of $799,200 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,319,145 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $353,480,420 and $345,821,983, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $1,467,346. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of September 30, 2006, the aggregate values of these securities totaled $2,707,086. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

At September 30, 2006, liquid assets totaling $237,339,496 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2006.

The dates shown on debt obligations are the original maturity dates.

AMBAC represents AMBAC Indemnity Corporation.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2006.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (96.9%)(a)

	Shares	Value

Australia (1.3%)
Macquarie Bank, Ltd. (S)	163,398	$8,417,838
Macquarie Infrastructure Group	1,289,157	3,072,324
Mayne Pharma, Ltd.	270,135	866,070
National Australia Bank, Ltd.	41,263	1,132,116
Promina Group, Ltd.	135,791	600,027
QBE Insurance Group, Ltd.	43,249	780,231
Woolworths, Ltd.	42,098	635,176
		15,503,782

Austria (0.1%)
Oesterreichische Post AG 144A (NON)	21,226	807,890

Belgium (2.2%)
Delhaize Group	50,188	4,211,388
InBev NV	203,865	11,211,713
KBC Groupe SA	9,400	988,797
Mobistar SA	107,793	8,915,449
		25,327,347

Brazil (0.9%)
Petroleo Brasileiro SA ADR	127,890	10,721,019

Canada (0.3%)
Canadian Natural Resources, Ltd.	56,444	2,577,781
Teck Cominco, Ltd. Class B	9,882	620,172
		3,197,953

China (0.6%)
China Merchants Bank Co., Ltd. Class H (NON)	659,000	928,622
China Merchants Bank Co., Ltd. 144A Class H (NON)	501,000	705,978
China Petroleum & Chemical Corp.	6,554,000	4,060,477
China Shenhua Energy Co., Ltd.	445,000	715,938
		6,411,015

Finland (--%)
Nokia OYJ	27,642	548,278

France (10.9%)
Air Liquide	2,948	600,790
Axa SA	33,777	1,244,099
BNP Paribas SA	179,924	19,336,614
Business Objects SA (NON) (S)	116,718	3,945,717
France Telecom SA	553,889	12,698,160
Groupe Danone	5,726	802,857
Renault SA	141,044	16,158,561
Sanofi-Synthelabo SA	5,269	468,495
Schneider Electric SA	100,021	11,142,086
Societe Generale	132,105	20,999,186
Technip SA	82,112	4,661,417
Total SA	391,918	25,688,873
Veolia Environnement	109,158	6,582,536
		124,329,391

Germany (7.3%)
Adidas-Salomon AG	312,882	14,686,742
Allianz AG	138,610	23,960,896
BASF AG	245,418	19,682,797
Bayerische Motoren Werke (BMW) AG	85,364	4,570,319
Deutsche Bank AG	9,260	1,119,271
Henkel KGaA (Preference)	107,735	15,022,568
RWE AG	18,626	1,718,655
SAP AG	2,556	506,658
Schwarz Pharma AG	5,203	603,325
Siemens AG	8,499	740,728
ThyssenKrupp AG	23,123	778,757
		83,390,716

Greece (1.4%)
Hellenic Telecommunication Organization (OTE) SA (NON)	301,488	7,385,263
National Bank of Greece SA	176,405	7,583,369
Postal Savings Bank 144A (NON)	68,100	1,368,012

		16,336,644

Hong Kong (1.2%)
BOC Hong Kong Holdings, Ltd.	2,507,000	5,629,598
China Netcom Group Corp.(Hong Kong), Ltd.	2,624,000	4,701,912
Esprit Holdings, Ltd.	439,000	4,002,181
		14,333,691

Hungary (0.5%)
MOL Magyar Olaj- es Gazipari Rt.	69,839	6,360,263

Ireland (2.1%)
Bank of Ireland PLC	606,460	11,844,753
CRH PLC	366,659	12,367,246
		24,211,999

Italy (3.5%)
Enel SpA	69,341	631,918
IntesaBCI SpA	2,176,041	14,304,541
Saipem SpA	64,750	1,405,692
UniCredito Italiano SpA	2,795,684	23,175,932
		39,518,083

Japan (24.6%)
Aeon Co., Ltd.	250,200	6,156,091
Asahi Kasei Corp.	873,000	5,608,612
Astellas Pharma, Inc.	19,600	790,083
Canon, Inc.	272,600	14,280,534
Chiyoda Corp. (S)	180,000	3,540,186
Credit Saison Co., Ltd.	126,000	5,330,300
Dai Nippon Printing Co., Ltd.	526,000	8,136,605
Daiichi Sankyo Co., Ltd.	354,500	10,072,215
Daito Trust Construction Co., Ltd.	237,200	12,915,934
Dowa Mining Co., Ltd.	59,000	511,252
Dowa Mining Co., Ltd. (Rights) (F)(NON)	59,000	500
East Japan Railway Co.	1,972	13,826,978
Electric Power Development Co.	192,000	6,859,525
Fanuc, Ltd.	67,000	5,250,214
Fuji Television Network, Inc.	215	485,114
Hoya Corp.	14,100	533,669
Japan Tobacco, Inc.	3,454	13,452,601
Komatsu, Ltd.	416,800	7,245,708
Konica Corp.	495,500	6,662,756
Kubota Corp.	64,000	527,992
Lawson, Inc.	173,200	6,093,002
Matsushita Electric Industrial Co., Ltd.	887,000	18,853,502
Mitsubishi Corp.	473,200	8,941,128
Mitsubishi UFJ Financial Group, Inc.	110	1,411,737
Mitsui & Co., Ltd.	57,000	727,751
Mitsui Fudoscan Co., Ltd.	309,000	7,055,484
Mizuho Financial Group, Inc.	2,814	21,794,188
Nippon Steel Corp.	209,000	858,647
Nissan Motor Co., Ltd.	737,800	8,291,655
Nomura Securities Co., Ltd.	48,100	845,818
NTT DoCoMo, Inc.	296	456,429
Omron Corp.	285,700	7,004,044
ORIX Corp.	25,160	6,990,204
Osaka Gas Co., Ltd.	1,470,000	5,137,664
Rohm Co., Ltd.	51,900	4,834,274
Sankyo Co., Ltd.	115,500	6,161,789
Shimizu Corp. (S)	1,147,000	6,579,109
Sumitomo Mitsui Banking Corp.	114,000	1,198,827
Suzuki Motor Corp.	519,100	13,224,491
Tanabe Seiyaku Co., Ltd.	330,000	4,144,859
Terumo Corp.	172,800	6,543,868
Toho Gas Co., Ltd.	413,000	1,780,137
Tokyo Electric Power Co.	21,859	628,785
Toyota Motor Corp.	347,200	18,916,984
		280,661,245

Netherlands (3.4%)
Endemol NV	33,278	634,356
ING Groep NV	549,579	24,147,597
Koninklijke (Royal) KPN NV	1,069,774	13,631,056
Royal Numico NV	12,048	541,730
		38,954,739

Norway (0.9%)
DnB Holdings ASA	535,200	6,562,387
Norsk Hydro ASA	171,785	3,842,313
Schibsted ASA	4,300	128,428
		10,533,128

Russia (0.3%)
Gazprom			316,815	3,389,921

Singapore (1.0%)
Chartered Semiconductor Manufacturing, Ltd. (NON)			5,919,000	4,435,449
Singapore Airlines, Ltd.			147,000	1,353,042
StarHub, Ltd. 144A			246,000	348,956
United Overseas Bank, Ltd.			479,000	4,912,126
				11,049,573

South Korea (1.4%)
Hynix Semiconductor, Inc. (NON)			153,720	6,083,897
Kookmin Bank			7,050	552,036
LG Electronics, Inc.			7,200	466,017
POSCO			33,177	8,612,020
				15,713,970

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria SA			645,445	14,919,752
Iberdrola SA			454,394	20,316,401
Repsol YPF SA			307,180	9,131,571
				44,367,724

Sweden (2.9%)
Hennes & Mauritz AB Class B			195,090	8,161,480
SKF AB Class B			398,631	5,835,416
Swedbank AB			241,070	7,156,586
Telefonaktiebolaget LM Ericsson AB Class B			3,422,880	11,866,669
				33,020,151

Switzerland (8.6%)
Credit Suisse Group			397,207	22,924,319
Nestle SA			49,947	17,371,484
Nobel Biocare Holding AG			56,791	13,941,792
Novartis AG			24,048	1,400,370
Roche Holding AG			158,994	27,420,631
Zurich Financial Services AG			62,279	15,264,217
				98,322,813

Taiwan (0.1%)
Powerchip Semiconductor Corp.			1,080,000	689,317

United Kingdom (16.5%)
Aviva PLC			787,697	11,519,353
BAE Systems PLC			122,353	903,220
Barclays PLC			1,550,739	19,521,165
Barratt Developments PLC			446,400	8,887,682
BHP Billiton PLC			508,497	8,756,416
BP PLC			2,631,952	28,609,354
GlaxoSmithKline PLC			40,826	1,084,285
HSBC Holdings PLC (London Exchange)			48,363	880,242
IMI PLC			515,105	4,875,247
Imperial Tobacco Group PLC			14,294	475,205
Ladbrokes PLC			1,384,932	10,062,020
Pennon Group PLC			50,718	482,866
Punch Taverns PLC			886,689	16,055,588
Reckitt Benckiser PLC			473,175	19,566,201
Rio Tinto PLC			323,876	15,285,904
Royal Bank of Scotland Group PLC			379,473	13,033,760
Scottish Power PLC			842,735	10,254,455
Vodafone Group PLC			8,088,811	18,468,885
				188,721,848

United States (1.0%)
iShares MSCI EAFE Index Fund			168,546	11,418,992

Total common stocks (cost $950,880,383)				$1,107,841,492

WARRANTS (--%)(a)(NON) (cost $442,083)

	Expiration date	Strike Price	Warrants	Value

Fuji Television Network Structured Exercise Call
Warrants 144A (issued by Merrill Lynch International &
Co.)	11/22/06	$0.00	197	$445,565

SHORT-TERM INVESTMENTS (3.8%)(a)

		Principal amount/shares		Value

Short-term investments held as collateral for loaned
securities with yield of 5% and due date
October 2, 2006 (d)	$12,907,110	$12,901,750
Putnam Prime Money Market Fund (e)	30,782,690	30,782,690

Total short-term investments (cost $43,684,440)		$43,684,440

TOTAL INVESTMENTS

Total investments (cost $995,006,906) (b)		$1,151,971,497

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (aggregate face value $234,762,602) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$74,046,464	$74,797,370	10/18/06	$(750,906)
British Pound	146,001,697	147,135,319	12/20/06	(1,133,622)
Euro	5,610,060	5,642,085	12/20/06	(32,025)
Japanese Yen	3,576,915	3,628,229	11/15/06	(51,314)
Swedish Krona	2,842,632	2,856,740	12/20/06	(14,108)
Swiss Franc	693,047	702,859	12/20/06	(9,812)

Total				$(1,991,787)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (aggregate face value $213,314,380) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$11,205,779	$11,299,080	12/20/06	$93,301
Canadian Dollar	3,787,442	3,765,052	10/18/06	(22,390)
Euro	62,805,946	63,229,416	12/20/06	423,470
Hong Kong Dollar	5,479,957	5,501,051	11/15/06	21,094
Japanese Yen	72,130,437	74,173,336	11/15/06	2,042,899
Norwegian Krone	9,762,814	9,870,297	12/20/06	107,483
Swedish Krona	22,799,084	22,886,716	12/20/06	87,632
Swiss Franc	22,273,594	22,589,432	12/20/06	315,838

Total				$3,069,327

NOTES

(a) Percentages indicated are based on net assets of $1,143,119,737.

(b) The aggregate identified cost on a tax basis is $1,002,997,590, resulting in gross unrealized appreciation and depreciation of $172,988,415 and $24,014,508, respectively, or net unrealized appreciation of $148,973,907.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $12,238,335. Certain of these securities were sold prior to period end. The fund received cash collateral of $12,901,750 which is pooled with collateral of other Putnam funds into 1 issue of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $598,828 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $231,388,730 and $212,558,954, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At September 30, 2006, liquid assets totaling $23,560,206 have been designated as collateral for open structured notes and forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at September 30, 2006 (as a percentage of net assets):

Banking                                                         17.4%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2006, fair value pricing was used for certain foreign securities in the portfolio. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (100.4%)(a)
	Shares	Value

Airlines (1.9%)
British Airways PLC (United Kingdom) (NON)	333,292	$2,658,030
Qantas Airways, Ltd. (Australia)	615,707	1,798,449
Singapore Airlines, Ltd. (Singapore)	341,000	3,138,690
		7,595,169

Automotive (4.4%)
Bayerische Motoren Werke (BMW) AG (Germany)	70,998	3,801,175
Nissan Motor Co., Ltd. (Japan)	241,300	2,711,814
Renault SA (France)	45,399	5,201,090
Suzuki Motor Corp. (Japan)	244,000	6,216,097
		17,930,176

Banking (25.9%)
ABN AMRO Holding NV (Netherlands)	167,680	4,884,820
Banco Santander Central Hispano SA (Spain)	515,923	8,148,747
Bank of Ireland PLC (Ireland)	239,903	4,685,539
Barclays PLC (United Kingdom)	726,208	9,141,723
BNP Paribas SA (France)	102,719	11,039,315
Credit Agricole SA (France)	141,658	6,215,248
Daegu Bank (South Korea)	151,850	2,536,682
DnB Holdings ASA (Norway)	372,800	4,571,109
HSBC Holdings PLC (London Exchange) (United Kingdom)	617,757	11,243,632
IntesaBCI SpA (Italy)	487,232	3,202,895
KBC Groupe SA (Belgium)	17,354	1,825,487
Mizuho Financial Group, Inc. (Japan)	527	4,081,570
National Bank of Greece SA (Greece)	93,918	4,037,385
Pusan Bank (South Korea)	134,060	1,663,161
Royal Bank of Scotland Group PLC (United Kingdom)	305,729	10,500,875
Societe Generale (France)	48,069	7,640,967
Swedbank AB (Sweden)	131,400	3,900,839
UniCredito Italiano SpA (Italy)	703,040	5,828,129
		105,148,123

Basic Materials (1.6%)
Anglo American PLC (United Kingdom)	112,074	4,674,129
Teck Comico, Ltd. Class B (Canada)	30,500	1,914,112
		6,588,241

Chemicals (1.9%)
Asahi Kasei Corp. (Japan)	458,000	2,942,433
BASF AG (Germany)	60,528	4,854,413
		7,796,846

Commercial and Consumer Services (1.1%)
GS Holdings Corp. (South Korea)	53,100	1,861,837
Macquarie Infrastructure Group (Australia)	1,046,499	2,494,020
		4,355,857

Conglomerates (0.7%)
Investor AB Class B (Sweden)	144,200	3,001,501

Construction (1.1%)
Skanska AB Class B (Sweden)	254,600	4,309,070

Consumer Cyclicals (1.8%)
Matsushita Electric Industrial Co., Ltd. (Japan)	350,000	7,439,375

Consumer Finance (0.4%)
Sanyo Shinpan Finance Co., Ltd. (Japan)	43,600	1,740,014

Consumer Goods (0.9%)
Reckitt Benckiser PLC (United Kingdom)	87,368	3,612,744

Distribution (0.7%)
Canon Sales Co., Inc. (Japan)	116,000	2,786,618

Electric Utilities (2.6%)
E.On AG (Germany)	46,134	5,475,787
Kansai Electric Power, Inc. (Japan)	118,300	2,728,671
Scottish Power PLC (United Kingdom)	204,531	2,488,747

		10,693,205

Electrical Equipment (1.7%)
Brother Industries, Ltd. (Japan)	232,000	2,911,992
Schneider Electric SA (France)	34,580	3,852,125
		6,764,117

Electronics (3.8%)
Hynix Semiconductor, Inc. (South Korea) (NON)	57,090	2,259,496
Hynix Semiconductor, Inc. GDR 144A (South Korea) (NON)	12,865	492,472
Omron Corp. (Japan)	195,800	4,800,111
Rohm Co., Ltd. (Japan)	30,200	2,813,007
Samsung Electronics Co., Ltd. (South Korea)	3,068	2,161,097
United Microelectronics Corp. (Taiwan)	5,308,512	2,967,607
		15,493,790

Energy (0.7%)
Aker Kvaerner ASA (Norway)	31,600	2,812,639

Engineering & Construction (2.0%)
Daito Trust Construction Co., Ltd. (Japan)	85,800	4,671,952
Shimizu Corp. (Japan)	637,000	3,653,786
		8,325,738

Financial (0.6%)
Orix Corp. (Japan)	8,290	2,303,211

Food (0.9%)
Toyo Suisan Kaisha, Ltd. (Japan)	243,000	3,502,262

Gaming & Lottery (1.5%)
Ladbrokes PLC (United Kingdom)	414,926	3,014,584
Sankyo Co., Ltd. (Japan)	60,000	3,200,929
		6,215,513

Homebuilding (1.3%)
Barratt Developments PLC (United Kingdom)	271,511	5,405,698

Insurance (6.2%)
Allianz AG (Germany)	35,420	6,122,898
Axa SA (France)	133,696	4,924,388
ING Groep NV (Netherlands)	237,590	10,439,314
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	22,217	3,510,472
		24,997,072

Investment Banking/Brokerage (6.3%)
3i Group PLC (United Kingdom)	133,554	2,333,500
Credit Suisse Group (Switzerland)	177,925	10,268,725
Deutsche Bank AG (Germany)	70,042	8,466,091
Nomura Securities Co., Ltd. (Japan)	265,500	4,668,704
		25,737,020

Machinery (1.1%)
Hyundai Heavy Industries (South Korea)	18,610	2,586,215
MAN AG (Germany)	21,730	1,833,872
		4,420,087

Manufacturing (0.4%)
IMI PLC (United Kingdom)	173,760	1,644,564

Metals (5.4%)
Alcan Aluminum, Ltd. (Canada)	63,177	2,523,342
JFE Holdings, Inc. (Japan)	67,100	2,639,357
Nippon Steel Corp. (Japan)	910,000	3,738,609
POSCO (South Korea)	24,632	6,393,926
Rautaruukki OYJ (Finland)	109,750	3,148,562
Voest-Alpine AG (Austria)	39,448	1,627,355
Zinifex, Ltd. (Australia)	234,137	2,042,148
		22,113,299

Natural Gas Utilities (1.2%)
Osaka Gas Co., Ltd. (Japan)	566,000	1,978,175
Toho Gas Co., Ltd. (Japan)	384,000	1,655,139
Tokyo Gas Co., Ltd. (Japan)	238,000	1,196,533
		4,829,847

Oil & Gas (6.5%)
BP PLC (United Kingdom)	665,245	7,231,222

China Petroleum & Chemical Corp. (China)	3,376,000	2,091,573
EnCana Corp. (Canada)	45,000	2,098,306
Norsk Hydro ASA (Norway)	96,645	2,161,658
Petroleo Brasileiro SA ADR (Brazil)	43,625	3,657,084
Repsol YPF SA (Spain)	98,025	2,913,999
Statoil ASA (Norway)	62,100	1,469,994
Technip SA (France)	82,512	4,684,125
		26,307,961

Pharmaceuticals (2.2%)
Daiichi Sankyo Co., Ltd. (Japan)	62,600	1,778,620
Ono Pharmaceutical Co., Ltd. (Japan)	76,000	3,384,777
Tanabe Seiyaku Co., Ltd. (Japan)	294,000	3,692,693
		8,856,090

Photography/Imaging (0.9%)
Konica Corp. (Japan)	262,000	3,522,991

Publishing (1.5%)
Dai Nippon Printing Co., Ltd. (Japan)	267,000	4,130,178
Schibsted ASA (Norway)	70,800	2,129,552
		6,259,730

Railroads (0.7%)
East Japan Railway Co. (Japan)	410	2,874,777

Retail (2.2%)
Adidas-Salomon AG (Germany)	59,012	2,770,035
Lawson, Inc. (Japan)	109,200	3,841,546
Onward Kashiyama Co., Ltd. (Japan)	156,000	2,250,033
		8,861,614

Shipping (0.5%)
Hyundai Mipo Dockyard (South Korea)	15,570	1,938,950

Telecommunications (5.2%)
France Telecom SA (France)	143,029	3,279,006
Koninklijke (Royal) KPN NV (Netherlands)	248,411	3,165,252
KT Freetel Co., Ltd. (South Korea)	107,400	3,300,337
SK Telecom Co., Ltd. (South Korea)	9,250	1,973,777
Telefonos de Mexico SA de CV (Telmex) (Mexico)	2,205,219	2,828,104
Vodafone Group PLC (United Kingdom)	2,966,982	6,774,401
		21,320,877

Telephone (1.4%)
Belgacom SA (Belgium)	88,122	3,431,055
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	94,451	2,313,676
		5,744,731

Tobacco (0.7%)
Japan Tobacco, Inc. (Japan)	708	2,757,508

Utilities (0.5%)
Spark Infrastructure Group (Australia)	2,040,306	1,856,843
Total common stocks (cost $359,625,553)		$407,863,868

SHORT-TERM INVESTMENTS (0.3%)(a) (cost $1,035,335)
	Shares	Value

Putnam Prime Money Market Fund (e)	1,035,335	$1,035,335

TOTAL INVESTMENTS

Total investments (cost $360,660,888) (b)		$408,899,203

NOTES

(a) Percentages indicated are based on net assets of $406,150,880.

(b) The aggregate identified cost on a tax basis is $361,209,793, resulting in gross unrealized appreciation and depreciation of $56,938,378 and $9,248,968, respectively, or net unrealized appreciation of $47,689,410.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $57,862 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $74,625,961 and $73,590,626, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Australia	2.0%
Belgium	1.3
Brazil	0.9
Canada	1.6
China	0.5
Finland	0.8
France	11.5
Germany	9.0
Greece	1.6
Ireland	1.1
Italy	2.2
Japan	25.1
Mexico	0.7
Netherlands	4.5
Norway	3.2
Singapore	0.8
South Korea	6.6
Spain	2.7
Sweden	2.7
Switzerland	2.5
Taiwan	0.7
United Kingdom	17.3
Other	0.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New Opportunities Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
CAE, Inc. (Canada)	195,500	1,670,356

Airlines (1.4%)
British Airways PLC (United Kingdom) (NON)	251,201	$2,003,348
Qantas Airways, Ltd. (Australia)	590,605	1,725,127
		3,728,475

Automotive (5.4%)
Bayerische Motoren Werke (BMW) AG (Germany)	21,600	1,156,446
Piaggio & C SpA (Italy) (NON)	476,698	1,769,092
Suzuki Motor Corp. (Japan)	316,700	8,068,188
Toyota Motor Corp. (Japan)	68,200	3,715,836
		14,709,562

Banking (11.0%)
Banca Popolare di Verona e Novara Scrl (Italy)	31,490	869,099
Banco Bilbao Vizcaya Argentaria SA (Spain)	47,819	1,105,358
BNP Paribas SA (France)	31,136	3,346,217
China Merchants Bank Co., Ltd. Class H (China) (NON)	738,000	1,039,944
China Merchants Bank Co., Ltd. 144A Class H (China)
(NON)	120,500	169,801
DnB Holdings ASA (Norway)	199,796	2,449,811
Mizuho Financial Group, Inc. (Japan)	897	6,947,188
Royal Bank of Scotland Group PLC (United Kingdom)	54,737	1,880,052
Royal Bank of Scotland Group PLC 144A (United Kingdom)	3,241	111,319
Societe Generale (France)	46,953	7,463,569
Swedbank AB (Sweden)	53,600	1,591,210
UniCredito Italiano SpA (Italy)	371,737	3,081,661
		30,055,229

Basic Materials (2.5%)
CRH PLC (Ireland)	162,584	5,483,886
Teck Comico, Ltd. Class B (Canada)	22,300	1,399,498
		6,883,384

Beverage (2.2%)
C&C GROUP PLC (Ireland)	104,758	1,421,072
InBev NV (Belgium)	82,419	4,532,697
		5,953,769

Broadcasting (0.6%)
Modern Times Group AB Class B (Sweden)	33,150	1,714,850

Cable Television (0.3%)
Rogers Communications Class B (Canada)	15,900	872,405

Chemicals (1.3%)
Shin-Etsu Chemical Co. (Japan)	34,700	2,213,768
Toray Industries, Inc. (Japan)	163,000	1,232,876
		3,446,644

Commercial and Consumer Services (1.5%)
SGS SA (Switzerland)	1,213	1,218,225
Sodexho Alliance SA (France)	50,340	2,786,340
		4,004,565

Computers (0.5%)
Wincor Nixdorf AG (Germany)	9,173	1,328,810

Construction (1.2%)
Kingspan Group PLC (Ireland)	41,537	854,925
Sika AG (Switzerland) (NON)	1,962	2,465,021
		3,319,946

Consumer Cyclicals (1.5%)
Matsushita Electric Industrial Co., Ltd. (Japan)	194,000	4,123,539

Consumer Finance (0.9%)
Diamond Lease Co., Ltd. (Japan)	48,800	2,347,866

Consumer Goods (3.2%)
Henkel KGaA (Preference) (Germany)	21,747	3,032,402
Reckitt Benckiser PLC (United Kingdom)	134,694	5,569,715
		8,602,117

Electric Utilities (1.4%)
Scottish and Southern Energy PLC (United Kingdom)	100,414	2,471,820
Scottish Power PLC (United Kingdom)	118,391	1,440,589
		3,912,409

Electrical Equipment (1.1%)
Schneider Electric SA (France)	26,195	2,918,057

Electronics (3.1%)
Hynix Semiconductor, Inc. (South Korea) (NON)	77,830	3,080,339
Omron Corp. (Japan)	56,400	1,382,667
Samsung Electronics Co., Ltd. (South Korea)	4,195	2,954,956
Shinko Electric Industries (Japan)	35,200	985,427
		8,403,389

Energy (Oil Field) (1.8%)
Saipem SpA (Italy)	138,186	2,999,952
Technicas Reunidas SA (Spain) (NON)	16,725	511,379
Technicas Reunidas SA 144A (Spain) (NON)	43,500	1,330,044
		4,841,375

Energy (Other) (0.4%)
Renewable Energy Corp. AS (Norway) (NON) (S)	32,700	506,837
Renewable Energy Corp. AS 144A (Norway) (NON) (S)	41,100	637,033
		1,143,870

Engineering & Construction (2.6%)
Daito Trust Construction Co., Ltd. (Japan)	132,700	7,225,735

Financial (3.8%)
Acta Holding ASA (Norway)	632,000	2,560,471
Mitsubishi UFJ Financial Group, Inc. (Japan)	473	6,070,471
Orix Corp. (Japan)	5,880	1,633,641
		10,264,583

Food (3.8%)
Carrefour Supermarche SA (France)	69,447	4,383,125
Koninklijke Ahold NV (Netherlands) (NON)	116,770	1,239,409
Nestle SA (Switzerland)	11,619	4,041,069
Parmalat SpA (Italy) (NON)	226,572	812,142
		10,475,745

Gaming & Lottery (1.5%)
Aristocrat Leisure, Ltd. (Australia)	132,490	1,392,605
Playtech, Ltd. (Virgin Islands)	196,095	911,954
Playtech, Ltd. 144A (Virgin Islands)	101,432	471,717
Sankyo Co., Ltd. (Japan)	22,300	1,189,679
		3,965,955

Health Care Services (0.6%)
Mediceo Paltac Holdings Co., Ltd. (Japan)	81,400	1,671,386

Homebuilding (1.0%)
Barratt Developments PLC (United Kingdom)	74,506	1,483,391
Berkeley Group Holdings PLC (United Kingdom) (NON)	53,305	1,339,052
		2,822,443

Household Furniture and Appliances (0.7%)
Nobia AB (Sweden)	59,900	2,003,071

Insurance (2.9%)
Admiral Group PLC (United Kingdom)	191,796	2,969,622
Allianz AG (Germany)	7,893	1,364,428
ING Groep NV (Netherlands)	69,370	3,048,004
Wiener Staed Ver 144A (Austria)	9,400	589,349
		7,971,403

Lodging/Tourism (0.5%)
Punch Taverns PLC (United Kingdom)	74,043	1,340,723

Machinery (1.6%)

Makita Corp. (Japan)	76,300	2,238,346
Pinguely-Haulotte (France)	28,469	735,961
SMC Corp. (Japan)	10,100	1,333,024
		4,307,331

Medical Technology (1.6%)
Fresenius Medical Care AG (Germany)	12,745	1,655,446
Mindray Medical International, Ltd. ADR Class A
(China) (NON)	5,399	90,109
Nobel Biocare Holding AG (Switzerland)	11,140	2,734,792
		4,480,347

Metals (1.3%)
Algoma Steel, Inc. (Canada) (NON)	46,500	1,305,285
Vallourec (France)	3,610	840,869
Zinifex, Ltd. (Australia)	166,338	1,450,804
		3,596,958

Office Equipment & Supplies (0.5%)
Canon, Inc. (Japan)	25,700	1,346,331

Oil & Gas (10.0%)
BP PLC (United Kingdom)	541,086	5,881,612
ENI SpA (Italy)	60,856	1,799,823
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	14,452	1,316,149
Norsk Hydro ASA (Norway) (S)	189,445	4,237,314
Royal Dutch Shell PLC Class A (Netherlands)	167,981	5,525,500
Royal Dutch Shell PLC Class B (Netherlands)	81,833	2,770,980
Total SA (France)	86,292	5,656,143
		27,187,521

Pharmaceuticals (11.2%)
AstraZeneca PLC (London Exchange) (United Kingdom)	42,725	2,663,640
Bayer AG (Germany)	29,352	1,490,807
Biovitrum 144A (Sweden) (NON) (S)	21,750	341,398
Daiichi Sankyo Co., Ltd. (Japan)	199,900	5,679,650
GlaxoSmithKline PLC (United Kingdom)	264,784	7,032,317
Novartis AG (Switzerland)	80,985	4,715,942
Roche Holding AG (Switzerland)	22,884	3,946,650
Sanofi-Synthelabo SA (France)	29,984	2,666,037
Taisho Pharmaceutical Co., Ltd. (Japan) (S)	101,000	1,936,241
		30,472,682

Power Producers (0.7%)
SembCorp Industries, Ltd. (Singapore)	873,740	1,844,220

Publishing (0.4%)
Schibsted ASA (Norway)	32,800	986,572

Railroads (1.0%)
Canadian National Railway Co. (Canada)	31,221	1,308,572
East Japan Railway Co. (Japan)	187	1,311,179
		2,619,751

Real Estate (0.6%)
Mitsui Fudoscan Co., Ltd. (Japan)	67,000	1,529,830

Retail (4.0%)
Foschini, Ltd. (South Africa)	110,783	656,441
Marks & Spencer Group PLC (United Kingdom)	161,926	1,943,108
Next PLC (United Kingdom)	44,877	1,589,166
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	47,285	1,557,770
Tesco PLC (United Kingdom)	438,253	2,946,690
Woolworths, Ltd. (Australia)	72,736	1,097,444
Yamada Denki Co., Ltd. (Japan)	11,000	1,108,240
		10,898,859

Shipping (1.6%)
Bergesen Worldwide Gas ASA (Norway)	7,200	95,576
Bergesen Worldwide 144A (Norway)	134,800	1,789,390
Orient Overseas International, Ltd. (Hong Kong)	603,000	2,448,735
		4,333,701

Software (0.7%)
Business Objects SA (France) (NON)	57,931	1,958,390

Technology Services (0.5%)
United Internet AG (Germany)	99,359	1,360,418

Telecommunications (1.5%)
Comstar United Telesystems 144A GDR (Russia)	92,400	623,700
Koninklijke (Royal) KPN NV (Netherlands)	165,702	2,111,374
Maroc Telecom (Morocco)	95,077	1,437,869
		4,172,943

Telephone (0.5%)
BT Group PLC (United Kingdom)	259,928	1,301,053

Textiles (0.5%)
Gildan Activewear, Inc. (Canada) (NON)	25,200	1,227,692

Transportation Services (1.3%)
Kuehne & Nagel International AG (Switzerland)	12,292	848,164
Oesterreichische Post AG (Austria) (NON)	46,054	1,752,876
Oesterreichische Post AG 144A (Austria) (NON)	23,722	902,891
		3,503,931

Water Utilities (1.1%)
Veolia Environnement (France)	47,990	2,893,931

Total common stocks (cost $225,771,185)		$271,744,122

SHORT-TERM INVESTMENTS (1.3%)(a)

	Principal	Value
	amount/shares

Short-term investment held as collateral for loaned
securities with a yield of 5.00% and a due date of
October 2, 2006 (d)	$2,156,394	$2,155,498
Putnam Prime Money Market Fund (e)	1,325,724	1,325,724

Total short-term investments (cost $3,481,222)		$3,481,222

TOTAL INVESTMENTS

Total investments (cost $229,252,407) (b)		$275,225,344

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (aggregate face value $57,742,740) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$14,281,742	$14,538,263	10/18/06	($256,521)
British Pound	18,400,336	18,529,685	12/20/06	(129,349)
Canadian Dollar	13,144,556	13,084,741	10/18/06	59,815
Euro	2,740,220	2,756,743	12/20/06	(16,523)
Japanese Yen	8,637,322	8,832,739	11/15/06	(195,417)
Swiss Franc	562	569	12/20/06	(7)

Total				$(538,002)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (aggregate face value $63,776,605) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$17,674	$17,748	10/18/06	$74
British Pound	2,693,963	2,713,467	12/20/06	19,504
Canadian Dollar	667,955	658,565	10/18/06	(9,390)
Euro	18,577,706	18,728,565	12/20/06	150,859
Japanese Yen	18,730,204	19,072,204	11/15/06	342,000
Norwegian Krone	12,063,242	12,196,051	12/20/06	132,809
Swedish Krona	3,433,644	3,442,934	12/20/06	9,290
Swiss Franc	6,852,646	6,947,071	12/20/06	94,425

Total				$739,571

NOTES

(a) Percentages indicated are based on net assets of $272,125,840.

(b) The aggregate identified cost on a tax basis is $230,667,056, resulting in gross unrealized appreciation and depreciation of $47,371,730 and $2,813,442, respectively, or net unrealized appreciation of $44,558,288.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $2,048,557. The fund received cash collateral of $2,155,498 which is pooled with collateral of other Putnam funds into 1 issue of a high-grade, short-term investment.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $98,573 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $70,399,230 and $69,073,506, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository Receipts respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Australia	2.1%
Austria	1.2
Belgium	1.7
Canada	2.7
China	0.5
France	13.1
Germany	4.7
Hong Kong	0.9
Hungary	0.5
Ireland	2.8
Italy	4.1
Japan	23.9
Morocco	0.5
Netherlands	5.4
Norway	4.9
Singapore	0.7
South Africa	2.5
Spain	1.1
Sweden	2.1
Switzerland	7.3
United Kingdom	16.1
United States	0.5
Virgin Islands	0.5
Other	0.2

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	31,100	$2,910,960

Aerospace and Defense (0.2%)
L-3 Communications Holdings, Inc.	12,900	1,010,457

Airlines (1.4%)
AMR Corp. (NON)	57,200	1,323,608
JetBlue Airways Corp. (NON) (S)	294,400	2,729,088
Southwest Airlines Co.	163,000	2,715,580
		6,768,276

Automotive (1.5%)
Harley-Davidson, Inc.	104,100	6,532,275
Johnson Controls, Inc.	9,300	667,182
		7,199,457

Banking (7.8%)
Bank of America Corp.	245,100	13,130,007
Commerce Bancorp, Inc. (S)	307,400	11,284,654
U.S. Bancorp	347,500	11,543,950
		35,958,611

Biotechnology (0.3%)
Biogen Idec, Inc. (NON)	30,000	1,340,400

Building Materials (0.7%)
Sherwin-Williams Co. (The) (S)	62,600	3,491,828

Commercial and Consumer Services (0.2%)
Equifax, Inc.	29,800	1,093,958

Communications Equipment (2.8%)
Cisco Systems, Inc. (NON)	379,400	8,726,200
Qualcomm, Inc.	131,400	4,776,390
		13,502,590

Computers (5.9%)
Apple Computer, Inc. (NON)	143,000	11,015,290
Dell, Inc. (NON) (S)	336,400	7,683,376
EMC Corp. (NON)	155,100	1,858,098
Hewlett-Packard Co.	173,400	6,362,046
Network Appliance, Inc. (NON)	36,200	1,339,762
		28,258,572

Conglomerates (0.6%)
Danaher Corp. (S)	41,400	2,842,938

Consumer Finance (6.9%)
Capital One Financial Corp.	253,200	19,916,712
Countrywide Financial Corp. (S)	384,339	13,467,239
		33,383,951

Energy (0.6%)
BJ Services Co.	44,900	1,352,837
Halliburton Co.	53,500	1,522,075
		2,874,912

Financial (6.5%)
Citigroup, Inc. (S)	328,400	16,311,628
Freddie Mac	113,000	7,495,290
MGIC Investment Corp.	82,900	4,971,513
Moody's Corp.	38,500	2,517,130
		31,295,561

Health Care Services (7.0%)
Aetna, Inc.	160,000	6,328,000
Cardinal Health, Inc.	50,400	3,313,296
CIGNA Corp.	29,600	3,443,072
Community Health Systems, Inc. (NON)	55,100	2,057,985
Coventry Health Care, Inc. (NON)	37,200	1,916,544
Express Scripts, Inc. (NON)	44,800	3,381,952
Health Management Associates, Inc. Class A	73,100	1,527,790
Lincare Holdings, Inc. (NON)	56,500	1,957,160
UnitedHealth Group, Inc.	197,200	9,702,240

		33,628,039

Homebuilding (1.5%)
Lennar Corp. (S)	56,900	2,574,725
NVR, Inc. (NON)	9,012	4,821,420
		7,396,145

Household Furniture and Appliances (0.6%)
Whirlpool Corp. (S)	35,700	3,002,727

Insurance (6.4%)
ACE, Ltd. (Bermuda)	122,400	6,698,952
American International Group, Inc.	227,300	15,060,898
Everest Re Group, Ltd. (Barbados)	91,000	8,875,230
		30,635,080

Investment Banking/Brokerage (9.3%)
Bear Stearns Cos., Inc. (The)	64,100	8,980,410
BlackRock, Inc.	10,300	1,534,700
E*Trade Financial Corp. (NON)	124,800	2,985,216
Franklin Resources, Inc.	67,000	7,085,250
Goldman Sachs Group, Inc. (The)	78,000	13,195,260
Legg Mason, Inc.	24,400	2,460,984
Morgan Stanley	118,500	8,639,835
		44,881,655

Lodging/Tourism (1.4%)
Carnival Corp. (S)	20,600	968,818
Las Vegas Sands Corp. (NON)	51,500	3,520,025
Royal Caribbean Cruises, Ltd.	58,600	2,274,266
		6,763,109

Machinery (1.6%)
Caterpillar, Inc.	86,900	5,718,020
Cummins, Inc.	17,800	2,122,294
		7,840,314

Manufacturing (0.3%)
Illinois Tool Works, Inc.	33,000	1,481,700

Medical Technology (2.2%)
Boston Scientific Corp. (NON)	212,500	3,142,875
Medtronic, Inc.	81,500	3,784,860
St. Jude Medical, Inc. (NON)	99,100	3,497,239
		10,424,974

Metals (0.6%)
United States Steel Corp.	47,100	2,716,728

Oil & Gas (6.3%)
Apache Corp.	53,100	3,355,920
ConocoPhillips	84,100	5,006,473
Devon Energy Corp.	58,000	3,662,700
EOG Resources, Inc.	53,800	3,499,690
Hess Corp.	17,200	712,424
Marathon Oil Corp.	30,700	2,360,830
Newfield Exploration Co. (NON)	49,400	1,903,876
Occidental Petroleum Corp.	82,400	3,964,264
Valero Energy Corp.	52,500	2,702,175
XTO Energy, Inc.	73,800	3,109,194
		30,277,546

Other (0.1%)
KKR Private Equity Investors LP 144A (NON)	16,869	358,466

Pharmaceuticals (0.6%)
Pfizer, Inc.	51,000	1,446,360
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	47,600	1,622,684
		3,069,044

Power Producers (0.2%)
AES Corp. (The) (NON)	46,300	944,057

Publishing (2.1%)
McGraw-Hill Cos., Inc. (The) (S)	85,100	4,938,353
R. H. Donnelley Corp.	41,000	2,168,900
Wiley (John) & Sons, Inc. Class A (S)	87,200	3,140,072
		10,247,325

Railroads (0.3%)
Norfolk Southern Corp.	29,100	1,281,855

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	224,000	5,510,400

Restaurants (1.2%)
Darden Restaurants, Inc.	31,200	1,325,064
Red Robin Gourmet Burgers, Inc. (NON) (S)	42,700	1,968,897
Starbucks Corp. (NON) (S)	78,600	2,676,330
		5,970,291

Retail (9.9%)
Barnes & Noble, Inc.	68,800	2,610,272
Bed Bath & Beyond, Inc. (NON)	170,300	6,515,678
Best Buy Co., Inc.	61,300	3,283,228
CVS Corp.	22,900	735,548
Home Depot, Inc. (The)	358,700	13,010,049
Kohl's Corp. (NON)	32,700	2,122,884
Nordstrom, Inc.	45,100	1,907,730
Ross Stores, Inc.	70,700	1,796,487
Staples, Inc.	204,200	4,968,186
Wal-Mart Stores, Inc.	143,900	7,097,148
Whole Foods Market, Inc. (S)	62,700	3,726,261
		47,773,471

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	23,900	1,176,836

Semiconductor (0.7%)
Applied Materials, Inc.	190,300	3,374,019

Shipping (0.5%)
FedEx Corp.	21,300	2,314,884

Software (5.3%)
Adobe Systems, Inc. (NON)	91,800	3,437,910
Autodesk, Inc. (NON)	127,900	4,448,362
McAfee, Inc. (NON)	54,100	1,323,286
Microsoft Corp.	420,800	11,500,464
Oracle Corp. (NON)	266,000	4,718,840
Red Hat, Inc. (NON)	11,700	246,636
		25,675,498

Technology (0.6%)
Dun & Bradstreet Corp. (The) (NON) (S)	36,100	2,707,139

Technology Services (2.7%)
Accenture, Ltd. Class A (Bermuda)	80,300	2,546,313
eBay, Inc. (NON)	149,400	4,236,984
Global Payments, Inc.	41,500	1,826,415
Google, Inc. Class A (NON)	11,366	4,567,995
		13,177,707

Telecommunications (1.1%)
Sprint Nextel Corp.	296,800	5,090,120

Total common stocks (cost $417,651,199)		$479,651,600

SHORT-TERM INVESTMENTS (6.6%)(a)

	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	944,881	$944,881
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2,2006 to
November 20, 2006 (d)	$31,012,586	30,936,894

Total short-term investments (cost $31,881,775)		$31,881,775

TOTAL INVESTMENTS

Total investments (cost $449,532,974) (b)		$511,533,375

NOTES

(a) Percentages indicated are based on net assets of $480,567,822.

(b) The aggregate identified cost on a tax basis is $452,655,528 resulting in gross unrealized appreciation and depreciation of $71,948,257 and $13,070,410, respectively, or net unrealized appreciation of $58,877,847.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $30,005,853. The fund received cash collateral of $30,936,894 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $60,979 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $50,258,665 and $49,508,551, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.4%)(a)
	Shares	Value

Aerospace and Defense (1.3%)
L-3 Communications Holdings, Inc.	14,660	$1,148,318

Banking (11.9%)
City National Corp.	24,150	1,619,499
Colonial Bancgroup, Inc.	35,530	870,485
Comerica, Inc.	12,370	704,100
Compass Bancshares, Inc.	23,560	1,342,446
Cullen/Frost Bankers, Inc.	26,790	1,548,998
First Citizens BancShares, Inc. Class A	8,010	1,530,711
TCF Financial Corp.	35,890	943,548
Webster Financial Corp.	22,410	1,055,735
Zions Bancorp.	14,020	1,118,936
		10,734,458

Building Materials (1.5%)
Sherwin-Williams Co. (The)	24,370	1,359,359

Chemicals (0.8%)
Chemtura Corp.	81,740	708,686

Coal (0.7%)
CONSOL Energy, Inc.	20,290	643,802

Communications Equipment (1.2%)
Avaya, Inc. (NON)	93,370	1,068,153

Computers (1.3%)
Logitech International SA ADR (Switzerland) (NON)	52,320	1,138,483

Consumer Finance (0.9%)
AmeriCredit Corp. (NON)	32,720	817,673

Consumer Goods (3.7%)
Alberto-Culver Co.	41,525	2,100,750
Newell Rubbermaid, Inc.	44,600	1,263,072
		3,363,822

Distribution (0.7%)
W.W. Grainger, Inc.	8,950	599,829

Electric Utilities (6.8%)
Ameren Corp.	9,400	496,226
American Electric Power Co., Inc.	23,740	863,424
Edison International	28,510	1,187,156
Energy East Corp.	19,300	457,796
PG&E Corp.	17,430	725,960
PPL Corp.	25,230	830,067
Progress Energy, Inc.	13,610	617,622
Wisconsin Energy Corp.	21,360	921,470
		6,099,721

Electrical Equipment (1.3%)
WESCO International, Inc. (NON)	20,020	1,161,761

Electronics (4.7%)
Amphenol Corp. Class A	16,840	1,042,901
Avnet, Inc. (NON)	70,140	1,376,147
Jabil Circuit, Inc.	62,650	1,789,911
		4,208,959

Energy (2.6%)
National-Oilwell, Inc. (NON)	26,240	1,536,352
Pride International, Inc. (NON)	28,860	791,341
		2,327,693

Financial (3.0%)
Assurant, Inc.	27,990	1,494,946
Nasdaq Stock Market, Inc. (The) (NON)	39,710	1,200,830
		2,695,776

Health Care Services (6.1%)
AmerisourceBergen Corp.	24,521	1,108,349
DaVita, Inc. (NON)	16,690	965,850
Lincare Holdings, Inc. (NON)	32,660	1,131,342
Omnicare, Inc.	23,450	1,010,461
Triad Hospitals, Inc. (NON)	28,970	1,275,549
		5,491,551

Household Furniture and Appliances (3.0%)
Whirlpool Corp.	32,300	2,716,753

Insurance (2.6%)
Everest Re Group, Ltd. (Barbados)	12,450	1,214,249
Phoenix Companies, Inc. (The)	57,390	803,460
Stancorp Financial Group	7,203	321,470
		2,339,179

Investment Banking/Brokerage (3.6%)
Bear Stearns Cos., Inc. (The)	6,240	874,224
Nuveen Investments, Inc. Class A	25,620	1,312,513
Waddell & Reed Financial, Inc. Class A	43,850	1,085,288
		3,272,025

Machinery (1.8%)
Terex Corp. (NON)	36,000	1,627,920

Media (1.5%)
Interpublic Group of Companies, Inc. (The) (NON)	139,430	1,380,357

Metals (2.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	24,460	1,302,740
United States Steel Corp.	20,830	1,201,474
		2,504,214

Natural Gas Utilities (1.5%)
Equitable Resources, Inc.	18,310	640,484
National Fuel Gas Co.	19,620	713,187
		1,353,671

Oil & Gas (4.5%)
EOG Resources, Inc.	9,470	616,024
Hess Corp.	11,370	470,945
Newfield Exploration Co. (NON)	41,560	1,601,722
Questar Corp.	16,230	1,327,127
		4,015,818

Pharmaceuticals (1.0%)
Mylan Laboratories, Inc.	43,500	875,655

Power Producers (1.3%)
AES Corp. (The) (NON)	55,820	1,138,170

Real Estate (9.4%)
CB Richard Ellis Group, Inc. Class A (NON)	56,660	1,393,836
CBL & Associates Properties (R)	16,980	711,632
Colonial Properties Trust (R)	23,810	1,138,356
General Growth Properties, Inc. (R)	31,190	1,486,204
Hospitality Properties Trust (R)	31,220	1,473,584
Host Marriott Corp. (R)	57,130	1,309,991
Thornburg Mortgage, Inc. (R)	36,170	921,250
		8,434,853

Retail (9.9%)
Abercrombie & Fitch Co. Class A	8,730	606,560
Office Depot, Inc. (NON)	20,730	822,981
OfficeMax, Inc.	51,230	2,087,110
RadioShack Corp.	64,150	1,238,095
Rite Aid Corp. (NON)	304,100	1,380,614
Ross Stores, Inc.	68,530	1,741,347
Timberland Co. (The) Class A (NON)	37,260	1,071,970
		8,948,677

Shipping (1.2%)
Con-way, Inc.	24,880	1,115,122

Software (2.4%)
McAfee, Inc. (NON)	88,690	2,169,357

Technology Services (0.6%)
Computer Sciences Corp. (NON)	11,300	555,056

Textiles (1.4%)
Liz Claiborne, Inc.	32,550	1,286,051

Toys (1.3%)
Mattel, Inc.	57,770	1,138,069

Trucks & Parts (1.1%)
Autoliv, Inc. (Sweden)	18,690	1,030,006

Total common stocks (cost $78,742,899)		$89,468,997

SHORT-TERM INVESTMENTS (1.2%)(a) (cost $1,122,529)

	Shares	Value

Putnam Prime Money Market Fund (e)	1,122,529	$1,122,529

TOTAL INVESTMENTS

Total investments (cost $79,865,428) (b)		$90,591,526

NOTES

(a) Percentages indicated are based on net assets of $90,006,376.

(b) The aggregate identified cost on a tax basis is $80,003,577, resulting in gross unrealized appreciation and depreciation of $12,312,988 and $1,725,039, respectively, or net unrealized appreciation of $10,587,949.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $61,276 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $27,887,129 and $29,914,126, respectively.

(R) Real Estate Investment Trust.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMERCIAL PAPER (69.9%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (53.3%)
Amstel Funding Corp.	5.590	12/22/06	$3,000,000	$2,962,827
Amstel Funding Corp.	5.373	11/15/06	1,000,000	993,375
Amstel Funding Corp.	5.346	10/20/06	2,637,000	2,629,638
Amstel Funding Corp.	5.336	11/30/06	3,187,000	3,159,370
Amstel Funding Corp.	5.293	11/22/06	3,000,000	2,977,640
Aquifer Funding, LLC	5.313	10/5/06	2,000,000	1,998,824
Aquifer Funding, LLC	5.313	10/4/06	3,000,000	2,998,678
Atlantic Asset Securitization, LLC	5.317	11/15/06	5,000,000	4,967,063
Atlantic Asset Securitization, LLC	5.317	10/31/06	2,000,000	1,991,217
Atlantic Asset Securitization, LLC	5.302	10/26/06	5,144,000	5,125,139
Bank of America Corp.	5.458	10/4/06	2,000,000	1,999,103
Bank of America Corp.	5.364	11/14/06	1,400,000	1,390,931
Bank of America Corp.	5.350	10/27/06	1,400,000	1,394,641
Bank of America Corp.	5.335	11/1/06	2,225,000	2,214,884
Bank of America Corp. Credit Card Trust Emerald Notes	5.505	10/17/06	5,100,000	5,087,692
Bank of America Corp. Credit Card Trust Emerald Notes	5.347	12/7/06	5,000,000	4,950,867
Bank of America Corp. Credit Card Trust Emerald Notes	5.322	12/4/06	5,000,000	4,953,150
Bear Stearns Cos.	5.413	11/6/06	3,000,000	2,983,980
Bear Stearns Cos.	5.339	10/10/06	2,000,000	1,997,355
Bryant Park Funding, LLC	5.398	11/1/06	2,505,000	2,493,503
Bryant Park Funding, LLC	5.347	1/17/07	1,085,000	1,067,895
Bryant Park Funding, LLC	5.341	12/7/06	6,000,000	5,941,152
Bryant Park Funding, LLC	5.317	10/18/06	4,000,000	3,990,046
CAFCO, LLC	5.319	10/31/06	3,000,000	2,986,825
CHARTA, LLC	5.341	12/12/06	3,000,000	2,968,380
CHARTA, LLC	5.316	10/27/06	3,000,000	2,988,582
CIT Group, Inc.	5.371	1/18/07	2,781,000	2,736,625
Citibank Credit Card Issuance Trust Dakota Notes	5.321	10/2/06	4,000,000	3,999,413
Citibank Credit Card Issuance Trust Dakota Notes	5.318	11/7/06	3,000,000	2,983,751
Citibank Credit Card Issuance Trust Dakota Notes	5.308	11/2/06	3,500,000	3,483,604
Citibank Credit Card Issuance Trust Dakota Notes	5.307	10/5/06	5,500,000	5,496,779
Citigroup Funding, Inc.	5.308	11/16/06	3,000,000	2,979,798
Countrywide Financial Corp.	5.315	10/10/06	2,660,000	2,656,482
CRC Funding, LLC	5.327	12/15/06	3,000,000	2,967,125
CRC Funding, LLC	5.313	10/10/06	3,000,000	2,996,048
CRC Funding, LLC	5.294	11/9/06	1,600,000	1,590,883
Curzon Funding, LLC	5.362	11/9/06	7,000,000	6,959,895
Curzon Funding, LLC	5.341	12/1/06	2,000,000	1,982,378
General Electric Capital Corp.	5.505	10/10/06	2,429,000	2,425,709
Goldman Sachs Group, Inc. (The)	4.837	10/24/06	2,500,000	2,492,541
Gotham Funding Corp.	5.485	10/6/06	4,000,000	3,996,994
Gotham Funding Corp.	5.367	11/8/06	1,250,000	1,243,007
Gotham Funding Corp.	5.302	10/10/06	1,348,000	1,346,221
Gotham Funding Corp.	5.301	10/25/06	2,523,000	2,514,136
Govco, Inc.	5.341	12/13/06	4,000,000	3,957,254
Govco, Inc.	5.317	11/20/06	1,000,000	992,681
Govco, Inc.	5.300	11/16/06	1,855,000	1,842,532
Grampian Funding, LLC	5.392	12/11/06	3,000,000	2,968,938
Grampian Funding, LLC	5.356	11/28/06	3,000,000	2,974,480
Grampian Funding, LLC	5.302	10/16/06	1,350,000	1,347,036
Jupiter Securitization Corp.	5.291	10/11/06	6,111,000	6,102,054
Klio II Funding Corp.	5.313	10/18/06	6,000,000	5,985,012
Klio II Funding Corp.	5.297	10/10/06	6,000,000	5,992,073
Klio II Funding Corp.	5.296	10/12/06	4,000,000	3,993,547
Master Funding, LLC Ser. B	5.339	11/30/06	3,000,000	2,973,550
Master Funding, LLC Ser. B	5.317	10/31/06	5,000,000	4,977,958
Old Line Funding Corp.	5.310	11/3/06	1,277,000	1,270,843
Park Avenue Receivables Corp.	5.292	10/19/06	1,449,000	1,445,182
Park Granada, LLC	5.326	10/10/06	7,730,000	7,719,777
Ranger Funding Co., LLC	5.314	11/1/06	2,500,000	2,488,655
Ranger Funding Co., LLC	5.294	10/12/06	2,545,000	2,540,902
Sheffield Receivables Corp.	5.341	12/11/06	1,000,000	989,606
Thunder Bay Funding, Inc.	5.364	10/30/06	1,499,000	1,492,588
Thunder Bay Funding, Inc.	5.323	10/10/06	1,550,000	1,547,954
Thunder Bay Funding, Inc.	5.320	10/18/06	1,472,000	1,468,330
Thunder Bay Funding, Inc.	5.317	11/15/06	3,672,000	3,647,811
Thunder Bay Funding, Inc.	5.307	11/7/06	3,531,000	3,511,884
Working Capital Management Co., L.P.	5.299	10/2/06	2,000,000	1,999,707
Yorktown Capital, LLC	5.297	10/26/06	2,409,000	2,400,184
				210,694,684

Foreign (16.6%)
ANZ (Delaware), Inc. (Australia)	5.349	12/5/06	1,175,000	1,163,947
Atlantis One Funding Corp. (Netherlands)	5.510	12/20/06	3,000,000	2,964,267
Atlantis One Funding Corp. (Netherlands)	5.347	11/22/06	5,857,000	5,812,417
Atlantis One Funding Corp. (Netherlands)	5.321	12/28/06	2,000,000	1,974,333
Bank of Ireland (Ireland)	5.402	2/20/07	3,800,000	3,721,233
Bank of Ireland (Ireland)	5.336	11/3/06	1,500,000	1,492,740
Bank of Nova Scotia (Canada)	5.283	10/13/06	2,000,000	1,996,493
Barclays U.S. Funding Corp. (United Kingdom)	5.352	11/22/06	2,000,000	1,984,747
CBA Delaware Finance (Australia)	5.320	10/24/06	2,600,000	2,591,196

Danske Corp. (Denmark)	4.796	10/30/06	1,700,000	1,693,666
HBOS Treasury Services PLC (United Kingdom)	5.341	12/14/06	3,000,000	2,967,502
HSBC Finance Corp. (United Kingdom)	5.326	11/30/06	4,000,000	3,964,867
ING America Insurance Holdings (Netherlands)	5.250	10/10/06	3,000,000	2,996,141
Nordea North America, Inc. (Sweden)	5.500	10/5/06	3,000,000	2,998,193
Nordea North America, Inc. (Sweden)	5.326	11/10/06	2,200,000	2,187,118
Santander Central Hispano Finance (Delaware), Inc. (Spain)	5.336	12/14/06	1,500,000	1,483,751
Stadshypotek Delaware, Inc. (Sweden)	5.340	11/27/06	2,000,000	1,983,312
Swedbank Mortgage AB (Sweden)	5.475	10/6/06	2,900,000	2,897,825
Swedbank Mortgage AB (Sweden)	5.340	11/27/06	3,000,000	2,974,968
Swedbank Mortgage AB (Sweden)	5.320	11/17/06	1,900,000	1,886,940
Swedbank Mortgage AB (Sweden)	5.307	11/20/06	3,000,000	2,978,083
Tulip Funding Corp. (Netherlands)	5.475	10/23/06	3,750,000	3,737,625
Tulip Funding Corp. (Netherlands)	5.313	11/1/06	2,000,000	1,991,183
Westpac Banking Corp. (Australia)	5.369	11/10/06	5,000,000	4,970,556
				65,413,103

Total commercial paper (cost $276,107,787)				$276,107,787

CERTIFICATES OF DEPOSIT (12.9%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (3.0%)
Citizens Bank of Massachusetts Ser. CD	5.337	12/29/06	$2,000,000	$2,000,000
Citizens Bank of Pennsylvania Ser. CD	5.360	12/18/06	5,000,000	5,000,000
Citizens Bank of Pennsylvania Ser. CD	5.360	12/8/06	3,000,000	3,000,000
SunTrust Bank FRN, Ser. CD	5.280	2/9/07	2,000,000	1,999,929
				11,999,929

Foreign (9.9%)
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	5.275	4/4/07	2,000,000	1,999,800
Canadian Imperial Bank of Commerce FRN, Ser. YCD1 (Canada) (M)	5.310	12/23/10	4,000,000	4,000,000
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07	3,000,000	2,998,544
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07	2,000,000	1,999,301
Deutsche Bank AG Ser. ECD (Germany)	4.860	1/31/07	3,000,000	2,999,709
Deutsche Bank AG Ser. ECD (Germany)	4.760	11/8/06	3,000,000	2,999,906
Dexia Credit Local FRN, Ser. YCD (Belgium)	5.270	10/3/06	3,000,000	2,999,997
Mitsubishi UFJ Trust and Banking Corp. Ser. YCD (Japan)	5.290	11/27/06	2,000,000	2,000,000
Mizuho Corporate Bank, Ltd. Ser. YCD (Japan)	5.360	10/24/06	4,000,000	4,000,025
Mizuho Corporate Bank, Ltd. Ser. YCD (Japan)	5.335	10/23/06	4,000,000	4,000,012
Societe Generale Ser. ECD (France)	5.510	10/23/06	2,000,000	2,000,000
Societe Generale Ser. ECD (France)	4.800	12/6/06	2,000,000	1,999,659
Svenska Handelsbanken FRN, Ser. YCD (Sweden)	5.275	10/4/07	3,000,000	2,999,364
Svenska Handelsbanken Ser. YCD (Sweden)	4.783	12/5/06	1,900,000	1,899,572
				38,895,889

Total certificates of deposit (cost $50,895,818)				$50,895,818

CORPORATE BONDS AND NOTES (12.7%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (6.7%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN, Ser. XMTN (M)	5.320	3/10/15	$2,000,000	$2,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTN	5.370	6/26/07	3,000,000	3,000,000
Merrill Lynch & Co., Inc. FRN, Ser. C (M)	5.340	9/15/10	1,500,000	1,500,000
Merrill Lynch & Co., Inc. FRN, Ser. MTN (M)	5.310	8/24/11	5,000,000	5,000,000
Morgan Stanley Dean Witter & Co. FRN	5.615	7/27/07	1,075,000	1,076,286
Morgan Stanley Dean Witter & Co. FRN	5.550	11/24/06	4,000,000	4,000,987
Morgan Stanley Dean Witter & Co. FRN, Ser. EXL1	5.490	3/14/07	3,000,000	3,001,596
Wachovia Corp. sr. notes FRN	5.591	7/20/07	3,900,000	3,903,441
Wells Fargo & Co. FRN, Ser. MTN (M)	5.320	7/3/11	2,800,000	2,800,317
				26,282,627

Foreign (6.0%)
Bank of Ireland 144A unsec. notes FRN, Ser. XMTN (Ireland) (M)	5.300	10/20/10	2,000,000	2,000,000
BNP Paribas 144A FRN (France) (M)	5.363	5/19/11	1,000,000	1,000,000
Credit Agricole SA 144A FRN (France) (M)	5.481	7/22/11	4,000,000	4,000,000
DnB NOR Bank ASA 144A FRN (Norway) (M)	5.320	5/25/11	4,000,000	4,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN (United Kingdom) (M)	5.300	2/9/11	3,000,000	3,000,000
HSBC USA, Inc. sr. notes FRN, Ser. EXT (United Kingdom) (M)	5.310	12/15/11	5,000,000	5,000,000
Nordea Bank AB 144A FRN (Sweden) (M)	5.340	8/11/10	2,000,000	2,000,000
Royal Bank of Canada FRN, Ser. EXLS (Canada) (M)	5.360	11/7/08	800,000	800,479
Westpac Banking Corp. 144A FRN (Australia) (M)	5.300	2/16/11	2,000,000	2,000,000
				23,800,479

Total corporate bonds and notes (cost $50,083,106)				$50,083,106

ASSET BACKED SECURITIES (0.9%)(a) (cost $3,627,485)

	Yield (%)	Maturity date	Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A FRB, Ser. 03-1A, Class A1MM (Cayman Islands) (M)	5.354	12/28/18	$3,627,485	$3,627,485

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.7%)(a) (cost $2,800,000)

	Yield (%)	Maturity date	Principal amount	Value

Fannie Mae notes	5.610	9/5/07	$2,800,000	$2,800,000

SHORT-TERM INVESTMENTS (3.3%)(a) (cost $13,137,000)
			Shares	Value

Putnam Prime Money Market Fund (e)			13,137,000	$13,137,000

TOTAL INVESTMENTS

Total investments (cost $396,651,196) (b)				$396,651,196

NOTES

(a) Percentages indicated are based on net assets of $395,222,112.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $404,351 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $58,773,492 and $45,636,492, respectively.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2006.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Australia	2.7%
Belgium	0.7
Canada	1.7
Cayman Islands	0.9
France	2.3
Germany	2.8
Ireland	1.8
Japan	2.5
Netherlands	4.9
Norway	1.0
Sweden	6.3
United Kingdom	4.8
United States	66.8
Other	0.8

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (100.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.2%)
inVentiv Health, Inc. (NON)	63,400	$2,030,702

Aerospace and Defense (4.2%)
Boeing Co. (The)	177,700	14,011,645
General Dynamics Corp.	102,500	7,346,175
L-3 Communications Holdings, Inc.	145,700	11,412,681
Raytheon Co.	355,000	17,043,550
Rockwell Collins, Inc.	76,400	4,189,776
		54,003,827

Airlines (0.8%)
Southwest Airlines Co.	597,300	9,951,018

Automotive (1.2%)
Harley-Davidson, Inc.	241,800	15,172,950

Banking (0.6%)
Commerce Bancorp, Inc.	113,600	4,170,256
UnionBanCal Corp.	67,100	4,086,390
		8,256,646

Basic Materials (0.4%)
Rio Tinto PLC (United Kingdom)	102,458	4,835,688

Beverage (2.9%)
Coca-Cola Co. (The)	152,500	6,813,700
Fomento Economico Mexicano SA de CV ADR (Mexico)	71,200	6,902,128
PepsiCo, Inc.	373,100	24,348,506
		38,064,334

Biotechnology (5.3%)
Amgen, Inc. (NON)	382,600	27,367,378
Applera Corp. - Applied Biosystems Group	140,200	4,642,022
Biogen Idec, Inc. (NON)	390,800	17,460,944
Celgene Corp. (NON)	147,475	6,385,668
Genzyme Corp. (NON)	147,600	9,958,572
Invitrogen Corp. (NON)	45,800	2,904,178
		68,718,762

Building Materials (0.6%)
Genlyte Group, Inc. (The) (NON)	27,300	1,943,760
Sherwin-Williams Co. (The)	100,600	5,611,468
		7,555,228

Chemicals (0.7%)
Airgas, Inc.	126,700	4,582,739
Monsanto Co.	83,000	3,901,830
		8,484,569

Commercial and Consumer Services (2.2%)
Alliance Data Systems Corp. (NON)	70,400	3,885,376
Corporate Executive Board Co. (The)	134,711	12,111,866
Manpower, Inc.	69,300	4,246,011
Paychex, Inc.	210,800	7,767,980
Pre-Paid Legal Services, Inc.	17,349	688,235
		28,699,468

Communications Equipment (4.6%)
Avaya, Inc. (NON)	258,600	2,958,384
Cisco Systems, Inc. (NON)	1,247,800	28,699,400
Harris Corp.	131,900	5,868,231
Qualcomm, Inc.	614,500	22,337,075
		59,863,090

Computers (2.9%)
Anixter International, Inc.	65,400	3,693,138
EMC Corp. (NON)	263,100	3,151,938
Emulex Corp. (NON)	212,000	3,852,040
Lexmark International, Inc. Class A (NON)	79,100	4,560,906

NCR Corp. (NON)	106,900	4,220,412
Network Appliance, Inc. (NON)	313,000	11,584,130
Palm, Inc. (NON)	225,800	3,287,648
Transaction Systems Architects, Inc. (NON)	107,600	3,692,832
		38,043,044

Conglomerates (0.4%)
Danaher Corp.	72,800	4,999,176

Construction (0.2%)
Eagle Materials, Inc.	80,700	2,717,976

Consumer Cyclicals (0.9%)
Black & Decker Manufacturing Co.	55,100	4,372,185
Harman International Industries, Inc.	63,400	5,290,096
Tupperware Brands Corp.	75,915	1,477,306
		11,139,587

Consumer Finance (0.5%)
Accredited Home Lenders Holding Co. (NON)	43,000	1,545,420
AmeriCredit Corp. (NON)	106,200	2,653,938
Countrywide Financial Corp.	48,600	1,702,944
		5,902,302

Consumer Goods (2.7%)
American Greetings Corp. Class A	135,700	3,137,384
Chattem, Inc. (NON)	86,600	3,041,392
Colgate-Palmolive Co.	264,700	16,437,870
Newell Rubbermaid, Inc.	433,300	12,271,056
		34,887,702

Consumer Services (0.5%)
Ceridian Corp. (NON)	65,981	1,475,335
Getty Images, Inc. (NON)	32,400	1,609,632
Labor Ready, Inc. (NON)	205,700	3,276,801
		6,361,768

Electric Utilities (0.7%)
TXU Corp.	140,000	8,752,800

Electrical Equipment (1.2%)
WESCO International, Inc. (NON)	263,000	15,261,890

Electronics (3.8%)
Amphenol Corp. Class A	79,600	4,929,628
Freescale Semiconductor, Inc. Class B (NON)	51,100	1,942,311
General Cable Corp. (NON)	78,000	2,980,380
Komag, Inc. (NON)	120,139	3,839,642
Motorola, Inc.	387,700	9,692,500
National Semiconductor Corp.	108,500	2,553,005
NVIDIA Corp. (NON)	114,800	3,396,932
Omnivision Technologies, Inc. (NON)	123,500	1,762,345
RF Micro Devices, Inc. (NON)	536,500	4,066,670
Texas Instruments, Inc.	411,500	13,682,375
		48,845,788

Energy (2.8%)
BJ Services Co.	57,400	1,729,462
Cameron International Corp. (NON)	218,000	10,531,580
Grey Wolf, Inc. (NON)	513,900	3,432,852
Penn West Energy Trust	81,500	2,992,680
Pride International, Inc. (NON)	177,300	4,861,566
Rowan Cos., Inc.	307,500	9,726,225
Superior Energy Services (NON)	125,600	3,298,256
		36,572,621

Engineering & Construction (0.5%)
Jacobs Engineering Group, Inc. (NON)	48,600	3,631,878
McDermott International, Inc. (NON)	74,700	3,122,460
		6,754,338

Financial (2.0%)
Assurant, Inc.	63,100	3,370,171
JPMorgan Chase & Co.	212,400	9,974,304
Moody's Corp.	187,900	12,284,902
		25,629,377

Food (0.2%)
Campbell Soup Co.	71,900	2,624,350

McCormick & Co., Inc.	15,100	573,498
		3,197,848

Health Care Services (7.5%)
Caremark Rx, Inc.	144,500	8,188,815
Charles River Laboratories International, Inc. (NON)	76,600	3,325,206
Coventry Health Care, Inc. (NON)	109,100	5,620,832
Humana, Inc. (NON)	163,100	10,779,279
Laboratory Corp. of America Holdings (NON)	48,600	3,186,702
Manor Care, Inc.	77,200	4,036,016
McKesson Corp.	363,000	19,137,360
Pharmaceutical Product Development, Inc.	74,000	2,641,060
Sierra Health Services, Inc. (NON)	285,600	10,807,104
UnitedHealth Group, Inc.	256,200	12,605,040
WellCare Health Plans, Inc. (NON)	66,400	3,760,232
WellPoint, Inc. (NON)	164,600	12,682,430
		96,770,076

Homebuilding (0.7%)
NVR, Inc. (NON)	16,800	8,988,000

Household Furniture and Appliances (0.4%)
Select Comfort Corp. (NON)	211,650	4,630,902

Insurance (1.0%)
Safety Insurance Group, Inc.	34,500	1,678,770
Selective Insurance Group	59,200	3,114,512
W.R. Berkley Corp.	240,525	8,512,180
		13,305,462

Investment Banking/Brokerage (4.4%)
Bear Stearns Cos., Inc. (The)	55,100	7,719,510
Calamos Asset Management, Inc. Class A	140,100	4,107,732
Goldman Sachs Group, Inc. (The)	133,600	22,601,112
Lazard, Ltd. Class A (Bermuda)	109,500	4,377,810
Lehman Brothers Holdings, Inc.	203,400	15,023,124
State Street Corp.	52,600	3,282,240
		57,111,528

Leisure (0.3%)
Thor Industries, Inc.	105,700	4,351,669

Lodging/Tourism (0.4%)
Choice Hotels International, Inc.	134,515	5,501,664

Machinery (3.2%)
Cummins, Inc.	107,400	12,805,302
JLG Industries, Inc.	278,500	5,517,085
MSC Industrial Direct Co., Inc. Class A	98,000	3,992,520
Parker-Hannifin Corp.	34,000	2,642,820
Terex Corp. (NON)	204,310	9,238,898
Timken Co.	137,800	4,103,684
Wabtec Corp.	93,200	2,528,516
		40,828,825

Manufacturing (1.5%)
Dover Corp.	153,992	7,305,380
Freightcar America, Inc.	52,400	2,777,200
Mettler-Toledo International, Inc. (Switzerland) (NON)	75,700	5,007,555
Roper Industries, Inc.	108,900	4,872,186
		19,962,321

Medical Technology (5.6%)
Becton, Dickinson and Co.	311,200	21,992,504
C.R. Bard, Inc.	114,300	8,572,500
Dade Behring Holdings, Inc.	118,000	4,738,880
Edwards Lifesciences Corp. (NON)	64,874	3,022,480
Foxhollow Technologies, Inc. (NON)	111,300	3,805,347
Hologic, Inc. (NON)	105,300	4,582,656
Kinetic Concepts, Inc. (NON)	253,500	7,975,110
Medtronic, Inc.	58,100	2,698,164
Millipore Corp. (NON)	71,900	4,407,470
Respironics, Inc. (NON)	76,500	2,953,665
St. Jude Medical, Inc. (NON)	80,900	2,854,961
Techne Corp. (NON)	86,600	4,404,476
		72,008,213

Metals (1.0%)
Agnico-Eagle Mines, Ltd. (Canada)	90,700	2,823,491
Cameco Corp. (Canada)	53,500	1,956,495
Freeport-McMoRan Copper & Gold, Inc. Class B	86,000	4,580,360

Steel Dynamics, Inc.	61,200	3,087,540
		12,447,886

Oil & Gas (3.5%)
EOG Resources, Inc.	43,600	2,836,180
Exxon Mobil Corp.	286,700	19,237,570
Frontier Oil Corp.	340,100	9,039,858
Marathon Oil Corp.	24,900	1,914,810
Noble Energy, Inc.	82,100	3,742,939
Sunoco, Inc.	18,800	1,169,172
Tesoro Corp.	75,500	4,377,490
Unit Corp. (NON)	60,300	2,771,991
Western Refining, Inc.	35,737	830,528
		45,920,538

Pharmaceuticals (2.0%)
Barr Pharmaceuticals, Inc. (NON)	195,200	10,138,688
Cephalon, Inc. (NON)	59,200	3,655,600
Endo Pharmaceuticals Holdings, Inc. (NON)	30,100	979,755
Johnson & Johnson	34,170	2,219,000
Medicis Pharmaceutical Corp. Class A	151,400	4,897,790
Mylan Laboratories, Inc.	126,600	2,548,458
Salix Pharmaceuticals, Ltd. (NON)	98,600	1,337,016
		25,776,307

Power Producers (0.8%)
AES Corp. (The) (NON)	535,700	10,922,923

Publishing (1.7%)
Marvel Entertainment, Inc. (NON)	95,691	2,309,981
McGraw-Hill Cos., Inc. (The)	341,700	19,828,851
		22,138,832

Railroads (0.4%)
Canadian National Railway Co. (Canada)	121,400	5,091,516

Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A (NON)	182,400	4,487,040
Jones Lang LaSalle, Inc.	35,600	3,043,088
		7,530,128

Restaurants (0.9%)
Darden Restaurants, Inc.	233,900	9,933,733
Domino's Pizza, Inc.	60,619	1,554,877
		11,488,610

Retail (8.1%)
American Eagle Outfitters, Inc.	472,100	20,692,143
AnnTaylor Stores Corp. (NON)	135,800	5,684,588
Bed Bath & Beyond, Inc. (NON)	224,500	8,589,370
Best Buy Co., Inc.	161,050	8,625,838
Big Lots, Inc. (NON)	196,200	3,886,722
Claire's Stores, Inc.	197,800	5,767,848
Dollar Tree Stores, Inc. (NON)	129,300	4,003,128
Dress Barn, Inc. (NON)	162,800	3,552,296
Guess ?, Inc. (NON)	247,000	11,986,910
Lowe's Cos., Inc.	373,100	10,469,186
NBTY, Inc. (NON)	71,300	2,086,951
OfficeMax, Inc.	128,200	5,222,868
Pantry, Inc. (The) (NON)	79,900	4,503,963
Staples, Inc.	413,600	10,062,888
		105,134,699

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	58,200	2,865,768

Semiconductor (1.7%)
Formfactor, Inc. (NON)	70,700	2,978,591
Lam Research Corp. (NON)	349,400	15,838,302
Photronics, Inc. (NON)	195,200	2,758,176
		21,575,069

Software (5.4%)
Amdocs, Ltd. (Guernsey) (NON)	68,200	2,700,720
Autodesk, Inc. (NON)	204,900	7,126,422
BMC Software, Inc. (NON)	162,800	4,431,416
Citrix Systems, Inc. (NON)	176,500	6,391,065
Intuit, Inc. (NON)	92,700	2,974,743
McAfee, Inc. (NON)	320,742	7,845,349
Microsoft Corp.	1,227,900	33,558,506
Red Hat, Inc. (NON)	190,300	4,011,524

Symantec Corp. (NON)	54,700	1,164,016
		70,203,761

Staffing (0.4%)
Administaff, Inc.	155,600	5,243,720

Technology (0.2%)
ON Semiconductor Corp. (NON)	504,300	2,965,284

Technology Services (2.2%)
Accenture, Ltd. Class A (Bermuda)	473,811	15,024,547
Acxiom Corp.	191,500	4,722,390
Convergys Corp. (NON)	210,400	4,344,760
Fair Isaac Corp.	24,800	906,936
Global Payments, Inc.	76,900	3,384,369
		28,383,002

Telecommunications (1.3%)
Brightpoint, Inc. (NON)	245,640	3,493,001
InterDigital Communications Corp. (NON)	99,000	3,375,900
j2 Global Communications, Inc. (NON)	167,400	4,548,258
NII Holdings, Inc. (NON)	81,700	5,078,472
		16,495,631

Textiles (0.6%)
NIKE, Inc. Class B	40,300	3,531,086
Phillips-Van Heusen Corp.	112,900	4,715,833
		8,246,919

Tobacco (0.9%)
Reynolds American, Inc.	126,800	7,857,796
UST, Inc.	65,700	3,602,331
		11,460,127

Transportation Services (0.1%)
C.H. Robinson Worldwide, Inc.	11,400	508,212
Expeditors International of Washington, Inc.	21,800	971,844
		1,480,056

TOTAL INVESTMENTS

Total investments (cost $1,199,302,486) (b)		$1,293,531,935

NOTES

(a) Percentages indicated are based on net assets of $1,293,574,555.

(b) The aggregate identified cost on a tax basis is $1,200,677,537, resulting in gross unrealized appreciation and depreciation of $148,415,844 and $55,561,446, respectively, or net unrealized appreciation of $92,854,398.

(NON) Non-income-producing security.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $200,056 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $151,600,978 and $151,600,978, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Value Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.2%)(a)
	Shares	Value

Aerospace and Defense (3.3%)
Boeing Co. (The)	64,100	$5,054,285
Lockheed Martin Corp.	189,768	16,331,434
		21,385,719

Airlines (1.3%)
Southwest Airlines Co.	517,700	8,624,882

Banking (8.5%)
Bank of America Corp.	558,200	29,902,774
Commerce Bancorp, Inc.	163,600	6,005,756
PNC Financial Services Group	91,800	6,649,992
U.S. Bancorp	248,900	8,268,458
Washington Mutual, Inc.	103,200	4,486,104
		55,313,084

Building Materials (1.4%)
Masco Corp.	334,700	9,177,474

Chemicals (3.6%)
E.I. du Pont de Nemours & Co.	159,800	6,845,832
Huntsman Corp. (NON)	185,200	3,370,640
Rohm & Haas Co.	283,129	13,406,158
		23,622,630

Computers (3.0%)
Dell, Inc. (NON)	149,300	3,410,012
Hewlett-Packard Co.	445,200	16,334,388
		19,744,400

Conglomerates (5.0%)
Textron, Inc.	139,500	12,206,250
Tyco International, Ltd. (Bermuda)	737,000	20,628,630
		32,834,880

Consumer Finance (3.0%)
Capital One Financial Corp.	85,400	6,717,564
Countrywide Financial Corp.	369,400	12,943,776
		19,661,340

Consumer Services (0.8%)
Service Corporation International	532,900	4,977,286

Containers (1.0%)
Crown Holdings, Inc. (NON)	198,900	3,699,540
Owens-Illinois, Inc. (NON)	184,800	2,849,616
		6,549,156

Electric Utilities (4.1%)
Exelon Corp.	86,500	5,236,710
PG&E Corp.	377,570	15,725,791
Sierra Pacific Resources (NON)	420,831	6,034,717
		26,997,218

Electronics (2.2%)
Intel Corp.	685,400	14,098,678

Financial (5.8%)
Citigroup, Inc.	587,800	29,196,026
MGIC Investment Corp.	138,500	8,305,845
		37,501,871

Health Care Services (2.1%)
Cardinal Health, Inc.	70,600	4,641,244
CIGNA Corp.	25,600	2,977,792
WellPoint, Inc. (NON)	81,600	6,287,280
		13,906,316

Homebuilding (0.5%)
Lennar Corp.	69,800	3,158,450

Household Furniture and Appliances (0.9%)
Whirlpool Corp.	72,000	6,055,920

Insurance (9.8%)
ACE, Ltd. (Bermuda)	178,700	9,780,251
Berkshire Hathaway, Inc. Class B (NON)	4,668	14,816,232
Chubb Corp. (The)	434,949	22,599,950
Genworth Financial, Inc. Class A	275,800	9,655,758
Prudential Financial, Inc.	89,400	6,816,750
		63,668,941

Investment Banking/Brokerage (1.0%)
Bear Stearns Cos., Inc. (The)	45,800	6,416,580

Leisure (0.9%)
Brunswick Corp.	187,100	5,835,649

Lodging/Tourism (1.1%)
Carnival Corp.	148,700	6,993,361

Machinery (1.5%)
Deere (John) & Co. (S)	38,600	3,238,926
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	168,000	6,380,640
		9,619,566

Medical Technology (1.2%)
Boston Scientific Corp. (NON)	352,900	5,219,391
PerkinElmer, Inc.	139,300	2,636,949
		7,856,340

Metals (1.5%)
Alcoa, Inc.	110,101	3,087,232
Freeport-McMoRan Copper & Gold, Inc. Class B	127,100	6,769,346
		9,856,578

Natural Gas Utilities (0.8%)
Southern Union Co.	189,933	5,016,131

Oil & Gas (9.6%)
Devon Energy Corp.	112,100	7,079,115
Exxon Mobil Corp.	441,700	29,638,070
Hess Corp.	100,200	4,150,284
Marathon Oil Corp.	128,100	9,850,890
Newfield Exploration Co. (NON)	145,186	5,595,468
Valero Energy Corp.	125,600	6,464,632
		62,778,459

Pharmaceuticals (4.3%)
Pfizer, Inc.	987,400	28,002,664

Photography/Imaging (0.8%)
Xerox Corp. (NON)	346,500	5,391,540

Publishing (1.2%)
R. R. Donnelley & Sons Co.	236,000	7,778,560

Railroads (2.0%)
Norfolk Southern Corp.	302,100	13,307,505

Regional Bells (1.5%)
Verizon Communications, Inc.	265,300	9,850,589

Restaurants (2.2%)
McDonald's Corp.	358,600	14,028,432

Retail (6.6%)
Foot Locker, Inc.	123,000	3,105,750
Home Depot, Inc. (The)	233,400	8,465,418
OfficeMax, Inc.	153,600	6,257,664
Supervalu, Inc.	196,200	5,817,330
Wal-Mart Stores, Inc.	386,700	19,072,044
		42,718,206

Software (0.9%)

Oracle Corp. (NON)	344,200	6,106,108

Telecommunications (1.6%)
Embarq Corp.	70,410	3,405,732
Sprint Nextel Corp.	426,600	7,316,190
		10,721,922

Tobacco (2.3%)
Altria Group, Inc.	196,200	15,019,110

Toys (0.8%)
Mattel, Inc.	272,500	5,368,250

Waste Management (1.1%)
Waste Management, Inc.	189,700	6,958,195

Total common stocks (cost $520,601,881)		$646,901,990

SHORT-TERM INVESTMENTS (0.8%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 5.27% to 5.53% and due dates ranging from October 2, 2006
to November 20, 2006 (d)	$849,774	$847,700
Putnam Prime Money Market Fund (e)	4,691,850	4,691,850

Total short-term investments (cost $5,539,550)		$5,539,550

TOTAL INVESTMENTS

Total investments (cost $526,141,431) (b)		$652,441,540

NOTES

(a) Percentages indicated are based on net assets of $652,412,274.

(b) The aggregate identified cost on a tax basis is $530,699,452, resulting in gross unrealized appreciation and depreciation of $133,928,407 and $12,186,319, respectively, or net unrealized appreciation of $121,742,088.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $822,318. The fund received cash collateral of $847,700 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $87,401 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $91,466,563 and $90,313,609, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT OTC & Emerging Growth Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Aerospace and Defense (0.9%)
Alliant Techsystems, Inc. (NON)	9,100	$737,646

Banking (1.5%)
Corus Bankshares, Inc.	30,200	675,272
Cullen/Frost Bankers, Inc.	8,800	508,816
		1,184,088

Biotechnology (2.3%)
Imclone Systems, Inc. (NON)	3,100	87,792
Invitrogen Corp. (NON)	8,700	551,667
MedImmune, Inc. (NON)	41,200	1,203,452
		1,842,911

Broadcasting (0.5%)
World Wrestling Entertainment, Inc.	24,340	399,906

Building Materials (2.1%)
Genlyte Group, Inc. (The) (NON)	8,100	576,720
Sherwin-Williams Co. (The)	20,100	1,121,178
		1,697,898

Coal (0.7%)
Peabody Energy Corp.	14,256	524,336

Commercial and Consumer Services (1.1%)
Manpower, Inc.	13,900	851,653

Communications Equipment (0.9%)
Avaya, Inc. (NON)	60,400	690,976

Computers (3.2%)
Aeroflex, Inc. (NON)	45,900	471,852
Jack Henry & Associates, Inc.	16,600	361,382
Mentor Graphics Corp. (NON)	54,900	772,992
Palm, Inc. (NON)	23,500	342,160
Transaction Systems Architects, Inc. (NON)	17,500	600,600
		2,548,986

Consumer Cyclicals (0.1%)
Tupperware Corp.	2,760	53,710

Consumer Goods (1.0%)
American Greetings Corp. Class A (SEG)	15,900	367,608
Blyth Industries, Inc.	17,100	416,043
		783,651

Consumer Services (1.9%)
Interline Brands, Inc. (NON)	34,700	856,396
Labor Ready, Inc. (NON)	32,900	524,097
Shutterfly, Inc. (NON)	6,500	101,075
		1,481,568

Electrical Equipment (3.0%)
Rofin-Sinar Technologies, Inc. (NON)	15,900	966,243
Superior Essex, Inc. (NON)	11,800	404,150
WESCO International, Inc. (NON)	18,000	1,044,540
		2,414,933

Electronics (5.7%)
Agere Systems, Inc. (NON)	45,800	683,794
Amphenol Corp. Class A	16,100	997,073
Avnet, Inc. (NON)	38,600	757,332
General Cable Corp. (NON)	24,400	932,324
Komag, Inc. (NON)	9,500	303,620
RF Micro Devices, Inc. (NON)	115,000	871,700
		4,545,843

Energy (3.6%)

Cameron International Corp. (NON)	15,800	763,298
Helix Energy Solutions Group, Inc. (NON)	17,800	594,520
Hercules Offshore, Inc. (NON)	11,700	363,285
Pride International, Inc. (NON)	22,200	608,724
Rowan Cos., Inc.	16,000	506,080
		2,835,907

Financial (0.7%)
IntercontinentalExchange, Inc. (NON)	7,500	563,025

Gaming & Lottery (0.8%)
Vail Resorts, Inc. (NON)	14,900	596,298

Health Care Services (5.7%)
AmSurg Corp. (NON)	16,500	367,290
Charles River Laboratories International, Inc. (NON)	15,100	655,491
Community Health Systems, Inc. (NON)	22,200	829,170
Henry Schein, Inc. (NON)	7,000	350,980
Laboratory Corp. of America Holdings (NON)	13,100	858,967
Pediatrix Medical Group, Inc. (NON)	13,700	624,720
Sierra Health Services, Inc. (NON)	21,700	821,128
		4,507,746

Household Furniture and Appliances (1.3%)
Whirlpool Corp.	12,700	1,068,197

Insurance (1.1%)
American Financial Group, Inc. (SEG)	8,700	408,291
Safety Insurance Group, Inc.	10,000	486,600
		894,891

Investment Banking/Brokerage (2.0%)
A.G. Edwards, Inc.	11,900	634,032
Calamos Asset Management, Inc. Class A	13,500	395,820
Nuveen Investments, Inc. Class A	10,454	535,558
		1,565,410

Leisure (0.5%)
K2, Inc. (NON)	36,500	428,145

Machinery (5.4%)
Cummins, Inc.	5,300	631,919
JLG Industries, Inc.	22,500	445,725
Lincoln Electric Holdings, Inc.	16,100	876,645
Parker-Hannifin Corp.	11,500	893,895
Timken Co.	26,500	789,170
Wabtec Corp.	23,100	626,703
		4,264,057

Manufacturing (2.1%)
Dover Corp.	14,500	687,880
Knoll, Inc.	17,400	351,480
Mettler-Toledo International, Inc. (Switzerland) (NON)	9,700	641,655
		1,681,015

Medical Technology (10.5%)
American Medical Systems Holdings, Inc. (NON)	30,800	567,644
C.R. Bard, Inc.	13,900	1,042,500
Dade Behring Holdings, Inc.	22,700	911,632
DENTSPLY International, Inc.	19,300	581,123
Edwards Lifesciences Corp. (NON)	13,300	619,647
Hologic, Inc. (NON)	10,600	461,312
Hospira, Inc. (NON)	23,500	899,345
Immucor, Inc. (NON)	35,900	804,519
Kinetic Concepts, Inc. (NON)	18,500	582,010
LCA-Vision, Inc.	10,500	433,755
Millipore Corp. (NON)	9,300	570,090
Waters Corp. (NON)	19,000	860,320
		8,333,897

Metals (5.4%)
Agnico-Eagle Mines, Ltd. (Canada)	26,100	812,493
Cameco Corp. (Canada)	23,500	859,395
Coeur d'Alene Mines Corp. (NON)	113,700	535,527
Freeport-McMoRan Copper & Gold, Inc. Class B	14,900	793,574
Goldcorp, Inc. (Toronto Exchange) (Canada)	20,290	478,844
Mueller Water Products, Inc. Class A (NON)	9,900	144,639
PAN American Silver Corp. (Canada) (NON)	19,200	375,168
Steel Dynamics, Inc.	6,352	320,458
		4,320,098

Office Equipment & Supplies (1.4%)
Global Imaging Systems, Inc. (NON)	18,800	414,916
John H. Harland Co.	18,600	677,970
		1,092,886

Oil & Gas (2.6%)
Complete Production Services, Inc. (NON)	6,467	127,659
Noble Energy, Inc.	11,300	515,167
Patterson-UTI Energy, Inc.	22,600	536,976
Unit Corp. (NON)	11,400	524,058
Universal Compression Holdings, Inc. (NON)	6,200	331,390
		2,035,250

Pharmaceuticals (3.0%)
Barr Pharmaceuticals, Inc. (NON)	15,600	810,264
Cephalon, Inc. (NON)	14,900	920,075
Salix Pharmaceuticals, Ltd. (NON)	23,713	321,548
Watson Pharmaceuticals, Inc. (NON)	12,300	321,891
		2,373,778

Real Estate (1.4%)
CB Richard Ellis Group, Inc. Class A (NON)	45,100	1,109,460

Restaurants (4.2%)
Domino's Pizza, Inc.	44,800	1,149,120
Jack in the Box, Inc. (NON)	16,400	855,752
Papa John's International, Inc. (NON)	17,800	642,758
Sonic Corp. (NON)	29,800	673,778
		3,321,408

Retail (8.2%)
Barnes & Noble, Inc.	17,300	656,362
Big Lots, Inc. (NON)	29,800	590,338
Circuit City Stores-Circuit City Group	17,887	449,142
Golf Galaxy, Inc. (NON)	300	3,897
OfficeMax, Inc.	36,800	1,499,232
Pacific Sunwear of California, Inc. (NON)	20,200	304,616
Pantry, Inc. (The) (NON)	10,900	614,433
RadioShack Corp.	61,100	1,179,230
Ross Stores, Inc.	22,200	564,102
Timberland Co. (The) Class A (NON)	22,300	641,571
		6,502,923

Semiconductor (0.9%)
Lam Research Corp. (NON)	12,100	548,493
Nextest Systems Corp. (NON)	13,970	183,845
		732,338

Shipping (1.3%)
J. B. Hunt Transport Services, Inc.	28,500	591,945
Omega Navigation Enterprises, Inc.	26,500	407,305
		999,250

Software (2.5%)
Cadence Design Systems, Inc. (NON)	40,700	690,272
Epicor Software Corp. (NON)	34,200	448,362
Sybase, Inc. (NON)	34,300	831,432
		1,970,066

Technology (0.7%)
ON Semiconductor Corp. (NON)	93,300	548,604

Technology Services (3.5%)
Covansys Corp. (NON)	41,590	712,853
CSG Systems International, Inc. (NON)	44,500	1,176,135
Jupitermedia Corp. (NON)	28,700	248,542
Knot, Inc. (The) (NON)	17,150	379,530
Tyler Technologies, Inc. (NON)	18,900	244,377
		2,761,437

Textiles (0.7%)
Maidenform Brands, Inc. (NON)	26,994	520,984

Toys (0.7%)
Jakks Pacific, Inc. (NON)	32,200	574,126

Transportation (0.5%)
Hornbeck Offshore Services, Inc. (NON)	12,300	412,050

Total common stocks (cost $68,649,162)		$75,771,351

SHORT-TERM INVESTMENTS (5.1%)(a) (cost $4,066,928)
	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	4,066,928	$4,066,928

TOTAL INVESTMENTS

Total investments (cost $72,716,090)(b)		$79,838,279

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Nasdaq 100 Index E-Mini (Long)	7	$233,975	Dec-06	$7,676
Russell 2000 Index Mini (Long)	12	878,520	Dec-06	11,208
S&P 500 Index (Long)	1	336,350	Dec-06	1,951
S&P MidCap 400 Index E-Mini (Long)	14	1,064,840	Dec-06	10,153

Total				$30,988

NOTES

(a) Percentages indicated are based on net assets of $79,294,469.

(b) The aggregate identified cost on a tax basis is $72,756,656, resulting in gross unrealized appreciation and depreciation of $9,758,742, and $2,677,119, respectively, or net unrealized appreciation of $7,081,623.

(NON) Non-income-producing security.

(SEG) A portion of these securities was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $115,061 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $42,744,836 and $36,673,285, respectively.

At September 30, 2006, liquid assets totaling $2,611,185 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc.	15,200	$1,422,720

Aerospace and Defense (1.2%)
Lockheed Martin Corp.	25,100	2,160,106

Airlines (0.9%)
JetBlue Airways Corp. (NON) (S)	70,400	652,608
Southwest Airlines Co.	58,900	981,274
		1,633,882

Banking (7.8%)
Bank of America Corp. (SEG)	116,900	6,262,333
Commerce Bancorp, Inc.	64,000	2,349,440
U.S. Bancorp	68,900	2,288,858
Wells Fargo & Co.	82,300	2,977,614
		13,878,245

Beverage (1.2%)
Coca-Cola Enterprises, Inc.	67,000	1,395,610
Molson Coors Brewing Co. Class B	11,700	806,130
		2,201,740

Biotechnology (3.2%)
Amgen, Inc. (NON)	40,600	2,904,118
Biogen Idec, Inc. (NON)	40,800	1,822,944
MedImmune, Inc. (NON)	32,000	934,720
		5,661,782

Broadcasting (0.4%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	52,700	679,303

Cable Television (1.1%)
Comcast Corp. Class A (NON)	52,600	1,938,310

Commercial and Consumer Services (0.8%)
Realogy Corp. (NON)	32,125	728,595
Wyndham Worldwide Corp. (NON)	25,700	718,829
		1,447,424

Communications Equipment (3.8%)
Cisco Systems, Inc. (NON)	136,000	3,128,000
Corning, Inc. (NON)	62,700	1,530,507
Qualcomm, Inc.	45,000	1,635,750
Redback Networks, Inc. (NON)	37,900	526,052
		6,820,309

Computers (2.9%)
Apple Computer, Inc. (NON)	22,500	1,733,175
Dell, Inc. (NON)	77,500	1,770,100
EMC Corp. (NON)	134,700	1,613,706
		5,116,981

Conglomerates (2.6%)
Danaher Corp.	24,900	1,709,883
Tyco International, Ltd. (Bermuda)	104,300	2,919,357
		4,629,240

Construction (0.5%)
Martin Marietta Materials, Inc.	10,700	905,434

Consumer Finance (3.9%)
Capital One Financial Corp.	46,100	3,626,226
Countrywide Financial Corp.	91,800	3,216,672
		6,842,898

Consumer Goods (2.1%)
Procter & Gamble Co. (The)	60,700	3,762,186

Containers (1.1%)
Ball Corp.	22,500	910,125
Owens-Illinois, Inc. (NON)	62,700	966,834
		1,876,959

Electric Utilities (3.3%)
Entergy Corp.	15,500	1,212,565
Exelon Corp.	38,200	2,312,628
PG&E Corp.	38,400	1,599,360
Wisconsin Energy Corp.	18,800	811,032
		5,935,585

Electronics (1.6%)
Analog Devices, Inc.	23,600	693,604
Marvell Technology Group, Ltd. (Bermuda) (NON)	44,400	860,028
Microchip Technology, Inc.	18,700	606,254
National Semiconductor Corp.	27,500	647,075
		2,806,961

Energy (1.2%)
BJ Services Co.	39,400	1,187,122
Pride International, Inc. (NON)	33,500	918,570
		2,105,692

Financial (3.2%)
Citigroup, Inc.	114,200	5,672,314

Food (0.7%)
Pilgrim's Pride Corp.	47,300	1,293,655

Gaming & Lottery (0.5%)
Station Casinos, Inc.	14,000	809,620

Health Care Services (3.4%)
Cardinal Health, Inc.	20,000	1,314,800
Caremark Rx, Inc.	22,300	1,263,741
Community Health Systems, Inc. (NON)	20,600	769,410
Health Management Associates, Inc. Class A	31,800	664,620
Lincare Holdings, Inc. (NON)	18,383	636,787
WellPoint, Inc. (NON)	19,000	1,463,950
		6,113,308

Homebuilding (0.7%)
NVR, Inc. (NON)	2,300	1,230,500

Household Furniture and Appliances (1.0%)
Whirlpool Corp.	20,500	1,724,255

Insurance (3.0%)
Berkshire Hathaway, Inc. Class B (NON)	400	1,269,600
Everest Re Group, Ltd. (Barbados)	20,300	1,979,859
Genworth Financial, Inc. Class A	61,000	2,135,610
		5,385,069

Investment Banking/Brokerage (3.5%)
Bear Stearns Cos., Inc. (The)	23,600	3,306,360
Goldman Sachs Group, Inc. (The)	16,900	2,858,973
		6,165,333

Lodging/Tourism (1.4%)
Las Vegas Sands Corp. (NON)	11,900	813,365
Royal Caribbean Cruises, Ltd.	44,200	1,715,402
		2,528,767

Machinery (2.0%)
Caterpillar, Inc.	31,400	2,066,120
Parker-Hannifin Corp.	18,300	1,422,459
		3,488,579

Manufacturing (0.7%)
Illinois Tool Works, Inc.	27,300	1,225,770

Medical Technology (1.5%)
Boston Scientific Corp. (NON)	84,200	1,245,318
Hospira, Inc. (NON)	14,300	547,261
St. Jude Medical, Inc. (NON)	25,300	892,837
		2,685,416

Metals (1.2%)
Nucor Corp.	20,800	1,029,392
United States Steel Corp.	19,200	1,107,456
		2,136,848

Oil & Gas (8.2%)
Apache Corp.	21,200	1,339,840
Devon Energy Corp.	23,400	1,477,710
Exxon Mobil Corp.	108,700	7,293,770
Hess Corp.	41,700	1,727,214
Marathon Oil Corp.	20,800	1,599,520
Newfield Exploration Co. (NON)	28,900	1,113,806
		14,551,860

Pharmaceuticals (4.7%)
Barr Pharmaceuticals, Inc. (NON)	14,400	747,936
Johnson & Johnson	72,000	4,675,680
Pfizer, Inc.	47,900	1,358,444
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	22,700	773,843
Watson Pharmaceuticals, Inc. (NON)	27,800	727,526
		8,283,429

Railroads (1.0%)
CSX Corp.	22,400	735,392
Norfolk Southern Corp.	24,400	1,074,820
		1,810,212

Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A (NON)	43,000	1,057,800

Restaurants (0.7%)
Yum! Brands, Inc.	22,500	1,171,125

Retail (10.5%)
Abercrombie & Fitch Co. Class A	17,000	1,181,160
Barnes & Noble, Inc.	43,600	1,654,184
Bed Bath & Beyond, Inc. (NON)	24,200	925,892
Best Buy Co., Inc.	22,700	1,215,812
Circuit City Stores-Circuit City Group	50,900	1,278,099
CVS Corp.	48,400	1,554,608
Home Depot, Inc. (The)	61,100	2,216,097
Kohl's Corp. (NON)	24,200	1,571,064
OfficeMax, Inc.	35,700	1,454,418
RadioShack Corp.	41,800	806,740
Ross Stores, Inc.	37,200	945,252
Staples, Inc.	77,500	1,885,575
Supervalu, Inc.	64,200	1,903,530
		18,592,431

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	10,700	526,868

Software (4.7%)
Adobe Systems, Inc. (NON)	36,100	1,351,945
Autodesk, Inc. (NON)	36,800	1,279,904
McAfee, Inc. (NON)	41,400	1,012,644
Oracle Corp. (NON)	119,400	2,118,156
Red Hat, Inc. (NON)	53,900	1,136,212
Symantec Corp. (NON)	33,900	721,392
Western Union Co. (The) (NON)	41,600	795,808
		8,416,061

Technology Services (2.0%)
Accenture, Ltd. Class A (Bermuda)	28,600	906,906
Computer Sciences Corp. (NON)	14,900	731,888
eBay, Inc. (NON)	44,600	1,264,856
VeriSign, Inc. (NON)	35,000	707,000
		3,610,650

Telecommunications (1.7%)
Sprint Nextel Corp.	174,900	2,999,535

Transportation Services (1.4%)
United Parcel Service, Inc. Class B	34,200	2,460,348

Total common stocks (cost $169,637,095)		$175,765,510

SHORT-TERM INVESTMENTS (1.9%)(a)

	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	2,229,532	$2,229,532
Short-term investments held as collateral for loaned securities with yields ranging from 5.27% to 5.53% and due dates ranging from October 2, 2006
to November 20, 2006 (d)	$1,135,973	1,133,200

Total short-term investments (cost $3,362,732)		$3,362,732

TOTAL INVESTMENTS

Total investments (cost $172,999,827) (b)		$179,128,242

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$754,826	$764,994	12/20/06	$10,168

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	6	$2,018,100	Dec-06	$19,823

NOTES

(a) Percentages indicated are based on net assets of $177,618,867.

(b) The aggregate identified cost on a tax basis is $173,542,703 resulting in gross unrealized appreciation and depreciation of $14,241,704 and $8,656,165, respectively, or net unrealized appreciation of $5,585,539.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $1,045,320. The fund received cash collateral of $1,133,200 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $71,833 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $35,528,700 and $34,806,603, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

At September 30, 2006, liquid assets totaling $2,772,829, have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S dollars at the current exchange rate.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (98.5%)(a)

	Shares	Value

Advertising and Marketing Services (1.0%)
Digitas, Inc. (NON)	520,300	$5,005,286
Nu Skin Enterprises, Inc. Class A	159,300	2,790,936
Valassis Communications, Inc. (NON)	81,000	1,429,650
		9,225,872

Aerospace and Defense (1.4%)
AAR Corp. (NON)	269,080	6,414,867
Innovative Solutions & Support, Inc. (NON) (S)	216,200	3,141,386
Teledyne Technologies, Inc. (NON)	72,600	2,874,960
		12,431,213

Airlines (0.5%)
SkyWest, Inc.	182,000	4,462,640

Automotive (1.4%)
Aaron Rents, Inc.	142,820	3,282,004
American Axle & Manufacturing Holdings, Inc.	275,800	4,603,102
ArvinMeritor, Inc.	314,000	4,471,360
		12,356,466

Banking (10.2%)
AMCORE Financial, Inc.	156,600	4,743,414
BankAtlantic Bancorp, Inc. Class A	539,200	7,667,424
Bankunited Financial Corp. Class A	137,000	3,571,590
Brookline Bancorp, Inc.	298,300	4,101,625
City Holding Co.	94,300	3,759,741
Colonial Bancgroup, Inc.	214,600	5,257,700
Columbia Banking Systems, Inc.	112,600	3,604,326
Corus Bankshares, Inc. (S)	165,800	3,707,288
East West Bancorp, Inc.	69,500	2,752,895
First Community Bancorp	77,600	4,341,720
First Niagara Financial Group, Inc.	184,300	2,687,094
FirstFed Financial Corp. (NON) (S)	80,400	4,560,288
Flagstar Bancorp, Inc.	354,400	5,156,520
PFF Bancorp, Inc.	219,200	8,119,168
Provident Bankshares Corp.	132,200	4,898,010
Republic Bancorp, Inc.	618,120	8,239,540
Sterling Bancshares, Inc.	314,200	6,362,550
UMB Financial Corp.	68,400	2,501,388
Webster Financial Corp.	112,100	5,281,031
		91,313,312

Basic Materials (0.5%)
Ameron International Corp.	61,230	4,068,121

Broadcasting (0.4%)
Sinclair Broadcast Group, Inc. Class A	471,100	3,698,135

Building Materials (2.2%)
Apogee Enterprises, Inc.	318,500	4,844,385
Goodman Global, Inc. (NON)	324,700	4,334,745
Interface, Inc. Class A (NON)	394,600	5,082,448
Lennox International, Inc.	230,200	5,271,580
		19,533,158

Chemicals (3.6%)
A. Schulman, Inc.	163,800	3,850,938
Airgas, Inc.	81,400	2,944,238
H.B. Fuller Co.	278,900	6,537,416
Olin Corp.	234,500	3,601,920
Omnova Solutions, Inc. (NON)	862,990	3,607,298
PolyOne Corp. (NON)	576,759	4,804,402
RPM, Inc.	224,800	4,268,952
UAP Holding Corp.	108,000	2,307,960
		31,923,124

Commercial and Consumer Services (1.5%)
Brink's Co. (The)	51,300	2,721,978
Diamond Management & Technology Consultants, Inc. (NON)	298,500	3,325,290
ePlus, Inc. (NON)	105,900	1,032,525
Global Cash Access, Inc. (NON)	181,600	2,740,344
Maximus, Inc.	147,300	3,844,530

		13,664,667

Communications Equipment (1.6%)
Belden CDT, Inc.	189,100	7,229,293
EFJ, Inc. (NON) (S)	428,978	3,183,017
Radyne Comstream Corp. (NON)	308,400	3,774,816
		14,187,126

Computers (5.3%)
Agilysys, Inc.	305,745	4,292,660
Brocade Communications Systems, Inc. (NON) (S)	750,100	5,295,706
Emulex Corp. (NON)	293,800	5,338,346
Foundry Networks, Inc. (NON) (S)	423,784	5,572,760
Inter-Tel, Inc.	81,600	1,762,560
MTS Systems Corp.	92,652	2,996,366
Neoware Systems, Inc. (NON) (S)	248,000	3,370,320
Parametric Technology Corp. (NON)	363,000	6,337,980
Paxar Corp. (NON)	195,444	3,904,971
Smart Modular Technologies WWH, Inc. (NON)	438,500	4,371,845
Xyratex, Ltd. (Bermuda) (NON)	202,900	3,867,274
		47,110,788

Conglomerates (1.1%)
AMETEK, Inc.	77,900	3,392,545
Crane Co.	153,000	6,395,400
		9,787,945

Consumer Finance (1.0%)
AmeriCredit Corp. (NON) (S)	142,100	3,551,079
Capital Trust, Inc. Class A (R)	142,649	5,810,094
		9,361,173

Distribution (0.8%)
Spartan Stores, Inc.	152,500	2,577,250
Watsco, Inc.	99,800	4,591,798
		7,169,048

Electric Utilities (1.3%)
Black Hills Corp.	159,592	5,363,887
Westar Energy, Inc. (S)	273,100	6,420,581
		11,784,468

Electrical Equipment (1.0%)
Rofin-Sinar Technologies, Inc. (NON)	92,680	5,632,164
WESCO International, Inc. (NON) (S)	63,800	3,702,314
		9,334,478

Electronics (4.8%)
Avnet, Inc. (NON)	240,097	4,710,703
Directed Electronics, Inc. (NON)	235,790	3,560,429
General Cable Corp. (NON)	107,663	4,113,803
Komag, Inc. (NON)	119,900	3,832,004
Methode Electronics, Inc. Class A	319,500	3,038,445
MoSys, Inc. (NON) (S)	359,100	2,416,743
Park Electrochemical Corp.	192,500	6,098,400
RF Micro Devices, Inc. (NON)	725,865	5,502,057
TTM Technologies, Inc. (NON)	398,000	4,656,600
X-Rite, Inc. (S)	446,600	4,796,484
		42,725,668

Energy (1.7%)
GulfMark Offshore, Inc. (NON)	192,200	6,119,648
Hydril Co. (NON)	52,200	2,926,332
Tidewater, Inc.	129,200	5,709,348
		14,755,328

Engineering & Construction (0.4%)
EMCOR Group, Inc. (NON)	64,000	3,509,760

Financial (0.9%)
Advanta Corp. Class B	227,200	8,383,680

Food (1.7%)
Flowers Foods, Inc. (S)	144,850	3,893,568
Ruddick Corp.	278,200	7,241,546
Sanderson Farms, Inc. (S)	114,100	3,692,276
		14,827,390

Forest Products and Packaging (1.0%)
Albany International Corp.	132,745	4,223,946
Silgan Holdings, Inc.	125,824	4,725,949
		8,949,895

Health Care Services (2.6%)
Healthspring, Inc. (NON)	85,700	1,649,725
Hooper Holmes, Inc.	1,640,600	5,528,822
Odyssey Healthcare, Inc. (NON)	285,100	4,042,718
Pediatrix Medical Group, Inc. (NON)	98,700	4,500,720
Sierra Health Services, Inc. (NON)	124,700	4,718,648
Sunrise Assisted Living, Inc. (NON)	96,700	2,888,429
		23,329,062

Homebuilding (0.6%)
Champion Enterprises, Inc. (NON)	388,500	2,680,650
Fleetwood Enterprises, Inc. (NON)	443,700	2,986,101
		5,666,751

Household Furniture and Appliances (1.0%)
Furniture Brands International, Inc. (S)	262,400	4,996,096
Tempur-Pedic International, Inc. (NON) (S)	217,419	3,733,084
		8,729,180

Insurance (10.1%)
American Equity Investment Life Holding Co. (S)	583,300	7,157,091
Commerce Group, Inc.	220,500	6,626,025
FBL Financial Group, Inc. Class A	132,905	4,448,330
Fremont General Corp.	266,600	3,729,734
Hub International, Ltd.	132,700	3,837,684
Infinity Property & Casualty Corp.	153,700	6,321,681
Landamerica Financial Group, Inc.	99,100	6,519,789
Navigators Group, Inc. (NON)	90,800	4,359,308
Ohio Casualty Corp.	195,100	5,047,237
Philadelphia Consolidated Holding Corp. (NON)	130,400	5,187,312
Phoenix Companies, Inc. (The)	205,000	2,870,000
Presidential Life Corp.	286,068	6,399,341
Selective Insurance Group	106,426	5,599,072
Stancorp Financial Group	78,862	3,519,611
State Auto Financial Corp.	156,500	4,781,075
Stewart Information Services	118,900	4,134,153
Triad Guaranty, Inc. (NON)	87,200	4,462,024
Zenith National Insurance Corp.	128,250	5,115,893
		90,115,360

Investment Banking/Brokerage (0.7%)
MCG Capital Corp. (S)	402,600	6,574,458

Leisure (0.4%)
Arctic Cat, Inc.	220,376	3,658,242

Machinery (1.7%)
Applied Industrial Technologies, Inc.	156,900	3,828,360
Gardner Denver, Inc. (NON)	75,500	2,497,540
Imation Corp.	110,800	4,448,620
Tennant Co.	167,882	4,086,248
		14,860,768

Manufacturing (1.1%)
Acuity Brands, Inc.	89,100	4,045,140
Gehl, Co. (NON)	134,500	3,601,910
Griffon Corp. (NON)	105,700	2,523,059
		10,170,109

Media (0.5%)
Journal Communications, Inc. Class A	392,500	4,423,475

Medical Technology (2.4%)
Datascope Corp.	169,100	5,659,777
Edwards Lifesciences Corp. (NON)	77,200	3,596,748
Hanger Orthopedic Group, Inc. (NON)	307,300	2,022,034
PSS World Medical, Inc. (NON)	235,700	4,711,643
Vital Signs, Inc.	103,420	5,854,606
		21,844,808

Metal Fabricators (1.0%)
Mueller Industries, Inc.	120,500	4,237,985
USEC, Inc.	446,400	4,303,296
		8,541,281

Metals (1.6%)
Quanex Corp. (S)	154,700	4,695,145
Reliance Steel & Aluminum Co.	101,952	3,276,737
Steel Dynamics, Inc.	35,600	1,796,020
Texas Industries, Inc.	94,700	4,930,082
		14,697,984

Natural Gas Utilities (0.6%)
Energen Corp.	129,200	5,409,604

Office Equipment & Supplies (0.5%)
Steelcase, Inc.	282,500	4,432,425

Oil & Gas (3.2%)
Cabot Oil & Gas Corp. Class A	97,800	4,687,554
Energy Partners, Ltd. (NON)	169,400	4,175,710
Petroleum Development Corp. (NON)	134,500	5,365,205
Range Resources Corp.	164,650	4,155,766
St. Mary Land & Exploration Co.	158,960	5,835,422
Universal Compression Holdings, Inc. (NON)	88,100	4,708,945

		28,928,602

Other (0.2%)
KKR Private Equity Investors LP 144A (NON)	94,800	2,014,500

Pharmaceuticals (1.9%)
Alpharma, Inc. Class A	256,700	6,004,213
Owens & Minor, Inc.	182,100	5,989,269
Sciele Pharma, Inc. (NON)	248,400	4,679,856
		16,673,338

Photography/Imaging (0.5%)
Ikon Office Solutions, Inc.	310,589	4,174,316

Real Estate (6.3%)
American Home Mortgage Investment Corp. (R) (S)	169,600	5,913,952
Arbor Realty Trust, Inc (R)	251,400	6,425,784
Deerfield Triarc Capital Corp. (R)	398,500	5,224,335
DiamondRock Hospitality Co. (R)	290,870	4,831,351
Entertainment Properties Trust (R)	116,262	5,734,042
Getty Realty Corp. (R)	240,700	7,047,696
Grubb & Ellis Co. (NON)	338,763	3,275,838
Innkeepers USA Trust (R)	248,900	4,054,581
M/I Schottenstein Homes, Inc. (S)	100,500	3,552,675
National Health Investors, Inc. (R)	216,830	6,142,794
NorthStar Realty Finance Corp. (R)	342,200	4,345,940
		56,548,988

Restaurants (1.0%)
Landry's Restaurants, Inc.	161,700	4,875,255
Morton's Restaurant Group, Inc. (NON)	243,600	3,753,876
		8,629,131

Retail (6.6%)
Cache, Inc. (NON)	36,100	645,829
Charlotte Russe Holding, Inc. (NON)	197,800	5,447,412
Claire's Stores, Inc.	142,900	4,166,964
CSK Auto Corp. (NON)	358,400	5,053,440
Haverty Furniture Cos., Inc. (S)	340,100	5,424,595
Jos. A. Bank Clothiers, Inc. (NON) (S)	178,600	5,350,856
K-Swiss, Inc. Class A	160,100	4,812,606
Nash Finch Co. (S)	167,100	3,931,863
Sonic Automotive, Inc.	181,559	4,192,197
Stage Stores, Inc.	152,000	4,459,680
Toro Co. (The)	86,900	3,664,573
Tween Brands, Inc. (NON)	148,500	5,583,600
Wolverine World Wide, Inc.	215,450	6,099,390
		58,833,005

Semiconductor (1.6%)
Brooks Automation, Inc. (NON)	442,400	5,773,320
Cohu, Inc.	241,300	4,302,379
Standard Microsystems Corp. (NON)	161,901	4,601,226
		14,676,925

Shipping (1.1%)
Arkansas Best Corp.	90,400	3,889,912
EGL, Inc. (NON)	161,100	5,870,484
		9,760,396

Software (0.6%)
Hyperion Solutions Corp. (NON)	160,300	5,527,144

Staffing (1.0%)
Kforce, Inc. (NON)	366,149	4,368,158
MPS Group, Inc. (NON)	316,300	4,779,292
		9,147,450

Technology (0.2%)
LaBarge, Inc. (NON)	143,700	1,494,480

Technology Services (1.3%)
Acxiom Corp.	144,000	3,551,040
IHS, Inc. Class A (NON) (S)	70,192	2,251,759
Indus International, Inc. (NON)	1,245,400	3,125,954
United Online, Inc.	235,000	2,862,300
		11,791,053

Telecommunications (1.3%)
Brightpoint, Inc. (NON)	226,650	3,222,963
Consolidated Communications Holdings, Inc.	236,400	4,423,044
Earthlink, Inc. (NON) (S)	495,270	3,600,613
		11,246,620

Textiles (0.8%)
Phillips-Van Heusen Corp.	123,600	5,162,772
Unifirst Corp.	71,120	2,221,789
		7,384,561

Transportation Services (0.5%)
Landstar Systems, Inc.	105,700	4,513,390

Waste Management (0.3%)
URS Corp. (NON)	72,800	2,831,192

Total common stocks (cost $690,063,962)		$881,192,053

SHORT-TERM INVESTMENTS (7.8%)(a)
	Principal	Value
	amount/shares

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)	$55,900,350	$55,763,915
Putnam Prime Money Market Fund (e)	14,413,060	14,413,060

Total short-term investments (cost $70,176,975)		$70,176,975

TOTAL INVESTMENTS

Total investments (cost $760,240,937) (b)		$951,369,028

NOTES

(a) Percentages indicated are based on net assets of $894,588,546.

(b) The aggregate identified cost on a tax basis is $765,368,798, resulting in gross unrealized appreciation and depreciation of $215,727,956 and $29,727,726, respectively, or net unrealized appreciation of $186,000,230.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $53,222,189. The fund received cash collateral of $55,763,915 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $575,218 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $174,234,120 and $168,814,200, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into US dollars at the current exchange rate.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Utilities Growth and Income Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (99.3%)(a)

	Shares	Value

Cable Television (1.1%)
Comcast Corp. Class A (Special) (NON) (S)	106,958	$3,937,123

Coal (0.6%)
Peabody Energy Corp.	61,500	2,261,970

Commercial and Consumer Services (0.3%)
Macquarie Infrastructure Group (Australia)	383,080	912,958

Electric Utilities (63.7%)
Alliant Energy Corp. (S)	124,583	4,451,351
Chubu Electric Power, Inc. (Japan) (S)	133,300	3,464,413
Cleco Corp.	49,700	1,254,428
CLP Holdings, Ltd. (Hong Kong)	243,500	1,474,826
CMS Energy Corp. (NON) (S)	272,217	3,930,813
Constellation Energy Group, Inc.	118,214	6,998,269
Dominion Resources, Inc. (S)	213,714	16,346,984
DPL, Inc. (S)	167,352	4,538,586
Duke Energy Corp.	394,352	11,909,430
Edison International	277,185	11,541,983
Electric Power Development Co. (Japan)	56,100	2,004,267
Enel SpA (Italy)	913,099	8,321,242
Entergy Corp.	186,440	14,585,201
Exelon Corp.	454,150	27,494,241
FirstEnergy Corp.	206,835	11,553,803
FPL Group, Inc. (S)	242,993	10,934,685
Great Plains Energy, Inc. (S)	46,773	1,450,898
Hong Kong Electric Holdings, Ltd. (Hong Kong)	168,000	784,725
Northeast Utilities (S)	181,125	4,214,779
NSTAR (S)	48,114	1,605,083
PG&E Corp.	349,587	14,560,299
Public Service Enterprise Group, Inc.	103,288	6,320,193
RWE AG (Germany)	132,935	12,266,153
Scottish Power PLC (United Kingdom)	861,473	10,482,460
Sierra Pacific Resources (NON)	307,758	4,413,250
Southern Co. (The) (S)	181,144	6,242,222
Tohoku Electric Power Co., Inc. (Japan)	57,200	1,251,337
TXU Corp.	247,035	15,444,628
Wisconsin Energy Corp.	188,525	8,132,969
		227,973,518

Investment Banking/Brokerage (0.3%)
Spark Infrastructure Group (Australia)	1,200,236	1,092,312

Natural Gas Utilities (9.3%)
Enbridge, Inc. (Canada)	36,791	1,187,613
Equitable Resources, Inc.	150,477	5,263,685
MDU Resources Group, Inc. (S)	163,002	3,641,465
Osaka Gas Co., Ltd. (Japan)	424,000	1,481,884
Sempra Energy	197,571	9,927,943
Toho Gas Co., Ltd. (Japan)	346,000	1,491,349
Tokyo Gas Co., Ltd. (Japan)	559,000	2,810,345
Williams Cos., Inc. (The)	314,017	7,495,586
		33,299,870

Oil & Gas (1.3%)
Questar Corp.	56,001	4,579,202

Power Producers (2.4%)
AES Corp. (The) (NON)	416,707	8,496,656

Regional Bells (3.4%)
BellSouth Corp.	125,259	5,354,822
Verizon Communications, Inc.	183,350	6,807,786
		12,162,608

Telecommunications (8.1%)
American Tower Corp. Class A (NON) (S)	51,502	1,879,823
CenturyTel, Inc.	35,459	1,406,659
Digi.com Berhad (Malaysia)	461,600	1,564,331
Fastweb (Italy)	28,531	1,294,440
France Telecom SA (France)	102,909	2,359,236
Koninklijke (Royal) KPN NV (Netherlands)	287,254	3,660,189
Mobistar SA (Belgium)	21,442	1,773,446
Sprint Nextel Corp.	203,532	3,490,574
StarHub, Ltd. (Singapore)	937,580	1,329,975

Telenor ASA (Norway)	197,900	2,584,487
Telus Corp. (Canada)	55,892	3,136,847
Vodafone Group PLC (United Kingdom)	2,042,595	4,663,782
		29,143,789

Telephone (3.3%)
AT&T, Inc. (S)	255,967	8,334,286
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	146,310	3,584,016
		11,918,302

Water Utilities (5.5%)
Aqua America, Inc. (S)	85,603	1,878,130
Pennon Group PLC (United Kingdom)	708,925	6,749,392
Veolia Environnement (France)	183,341	11,055,980
		19,683,502

Total common stocks (cost $244,307,037)		$355,461,810

SHORT-TERM INVESTMENTS (15.0%)(a) (cost $53,842,049)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.00% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)	$53,967,109	$53,842,049

TOTAL INVESTMENTS
Total investments (cost $298,149,086)(b)	$409,303,859

NOTES

(a) Percentages indicated are based on net assets of $357,849,734.

(b) The aggregate identified cost on a tax basis is $300,384,188, resulting in gross unrealized appreciation and depreciation of $110,207,712 and $1,288,041, respectively, or net unrealized appreciation of $108,919,671.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $52,221,561. The fund received cash collateral of $53,842,049 which is pooled with collateral of other Putnam funds into 40 issues of high-grade, short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $194,002 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $171,218,942 and $187,146,005, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Australia	0.6%
Belgium	0.5
Canada	1.2
France	3.8
Germany	3.5
Greece	1.0
Hong Kong	0.6
Italy	2.7
Japan	3.5
Netherlands	1.0
Norway	0.7
United Kingdom	6.2
United States	73.9
Other	0.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.8%)(a)
	Shares	Value

Aerospace and Defense (2.4%)
L-3 Communications Holdings, Inc. (S)	106,700	$8,357,811
Precision Castparts Corp.	31,200	1,970,592
		10,328,403

Airlines (1.2%)
Southwest Airlines Co.	315,600	5,257,896

Automotive (1.7%)
Harley-Davidson, Inc. (S)	64,900	4,072,475
Oshkosh Truck Corp.	63,100	3,184,657
		7,257,132

Banking (1.1%)
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)
(S)	66,199	4,898,726

Beverage (0.5%)
Hansen Natural Corp. (NON)	66,600	2,163,168

Biotechnology (2.3%)
Celgene Corp. (NON) (S)	82,200	3,559,260
Genzyme Corp. (NON)	91,300	6,160,011
		9,719,271

Building Materials (0.5%)
Building Materials Holding Corp. (S)	83,800	2,180,476

Commercial and Consumer Services (4.2%)
Alliance Data Systems Corp. (NON) (S)	54,100	2,985,779
Corporate Executive Board Co. (The) (S)	66,400	5,970,024
Equifax, Inc.	87,100	3,197,441
Monster Worldwide, Inc. (NON)	87,700	3,173,863
Paychex, Inc.	68,200	2,513,170
		17,840,277

Communications Equipment (1.5%)
F5 Networks, Inc. (NON) (S)	63,800	3,427,336
Harris Corp.	69,500	3,092,055
		6,519,391

Computers (4.4%)
Emulex Corp. (NON)	165,010	2,998,232
Lexmark International, Inc. Class A (NON) (S)	105,100	6,060,066
Network Appliance, Inc. (NON)	256,600	9,496,766
		18,555,064

Construction (0.4%)
Eagle Materials, Inc.	52,100	1,754,728

Consumer Cyclicals (0.8%)
Harman International Industries, Inc.	42,400	3,537,856

Consumer Finance (1.1%)
Accredited Home Lenders Holding Co. (NON) (S)	67,900	2,440,326
Nelnet, Inc. Class A (NON)	69,061	2,122,935
		4,563,261

Consumer Goods (1.1%)
Newell Rubbermaid, Inc.	158,500	4,488,720

Consumer Services (1.3%)
Getty Images, Inc. (NON)	18,100	899,208
Labor Ready, Inc. (NON) (S)	104,827	1,669,894
Nutri/System, Inc. (NON) (S)	46,600	2,902,714
		5,471,816

Electrical Equipment (1.5%)
WESCO International, Inc. (NON) (S)	112,100	6,505,163

Electronics (2.8%)
Altera Corp. (NON)	99,300	1,825,134
Analog Devices, Inc.	73,000	2,145,470
Freescale Semiconductor, Inc. Class B (NON)	86,800	3,299,268
Micron Technology, Inc. (NON)	98,000	1,705,200
NVIDIA Corp. (NON) (S)	41,100	1,216,149
Omnivision Technologies, Inc. (NON) (S)	115,800	1,652,466
		11,843,687

Energy (2.8%)
BJ Services Co.	70,100	2,112,113
Grey Wolf, Inc. (NON) (S)	850,300	5,680,004
Rowan Cos., Inc.	134,400	4,251,072
		12,043,189

Entertainment (0.6%)
Polycom, Inc. (NON)	104,800	2,570,744

Financial (1.8%)
Assurant, Inc.	44,400	2,371,404
Moody's Corp.	78,800	5,151,944
		7,523,348

Food (1.4%)
Campbell Soup Co.	119,300	4,354,450
McCormick & Co., Inc.	38,200	1,450,836
		5,805,286

Gaming & Lottery (1.4%)
International Game Technology	138,900	5,764,350

Health Care Services (7.3%)
Coventry Health Care, Inc. (NON)	100,400	5,172,608
Humana, Inc. (NON)	97,000	6,410,730
Laboratory Corp. of America Holdings (NON) (S)	68,200	4,471,874
McKesson Corp.	85,200	4,491,744
Pediatrix Medical Group, Inc. (NON)	67,800	3,091,680
Sierra Health Services, Inc. (NON) (S)	200,300	7,579,352
		31,217,988

Homebuilding (1.1%)
NVR, Inc. (NON)	9,100	4,868,500

Insurance (1.3%)
W.R. Berkley Corp.	157,025	5,557,115

Investment Banking/Brokerage (2.0%)
Bear Stearns Cos., Inc. (The)	59,900	8,391,990

Leisure (0.3%)
Thor Industries, Inc. (S)	31,700	1,305,089

Lodging/Tourism (1.0%)
Choice Hotels International, Inc.	107,200	4,384,480

Machinery (4.4%)
Cummins, Inc. (S)	35,200	4,196,896
JLG Industries, Inc.	121,700	2,410,877
Joy Global, Inc. (S)	8,900	334,729
Manitowoc Co., Inc. (The)	25,600	1,146,624
MSC Industrial Direct Co., Inc. Class A	113,500	4,623,990
Parker-Hannifin Corp.	6,000	466,380
Terex Corp. (NON)	88,012	3,979,903
Wabtec Corp.	59,900	1,625,087
		18,784,486

Manufacturing (4.2%)
Actuant Corp. Class A (S)	37,000	1,853,700
Dover Corp.	65,943	3,128,336
Freightcar America, Inc.	33,600	1,780,800
Graco, Inc.	148,040	5,782,442
IDEX Corp.	72,400	3,116,820
Roper Industries, Inc.	47,865	2,141,480
		17,803,578

Medical Technology (4.5%)
Becton, Dickinson and Co.	27,400	1,936,358
C.R. Bard, Inc.	95,800	7,185,000

Dade Behring Holdings, Inc.	37,000	1,485,920
Kinetic Concepts, Inc. (NON)	108,800	3,422,848
Respironics, Inc. (NON)	69,643	2,688,916
Varian Medical Systems, Inc. (NON) (S)	43,100	2,301,109
		19,020,151

Metals (2.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B	97,900	5,214,154
IPSCO, Inc. (Canada) (S)	36,800	3,189,456
		8,403,610

Oil & Gas (2.8%)
EOG Resources, Inc.	113,100	7,357,155
Frontier Oil Corp. (S)	139,300	3,702,594
Sunoco, Inc. (S)	15,900	988,821
		12,048,570

Pharmaceuticals (2.4%)
Barr Pharmaceuticals, Inc. (NON)	103,900	5,396,566
Endo Pharmaceuticals Holdings, Inc. (NON)	153,200	4,986,660
		10,383,226

Power Producers (0.9%)
AES Corp. (The) (NON)	190,900	3,892,451

Publishing (0.5%)
Marvel Entertainment, Inc. (NON) (S)	92,671	2,237,078

Real Estate (0.8%)
CB Richard Ellis Group, Inc. Class A (NON)	134,600	3,311,160

Restaurants (1.5%)
Darden Restaurants, Inc.	150,100	6,374,747

Retail (8.3%)
American Eagle Outfitters, Inc.	141,000	6,180,030
AnnTaylor Stores Corp. (NON) (S)	107,500	4,499,950
Bed Bath & Beyond, Inc. (NON)	38,300	1,465,358
Claire's Stores, Inc.	167,595	4,887,070
Dress Barn, Inc. (NON) (S)	82,900	1,808,878
Guess ?, Inc. (NON) (S)	122,500	5,944,925
Skechers U.S.A., Inc. Class A (NON)	53,600	1,260,136
Staples, Inc.	320,600	7,800,198
Toro Co. (The) (S)	32,300	1,362,091
		35,208,636

Schools (1.7%)
Apollo Group, Inc. Class A (NON)	150,100	7,390,924

Semiconductor (2.1%)
Lam Research Corp. (NON)	168,100	7,619,973
Maxim Integrated Products, Inc. (S)	53,100	1,490,517
		9,110,490

Software (5.8%)
Autodesk, Inc. (NON)	138,900	4,830,942
BMC Software, Inc. (NON)	155,500	4,232,710
Citrix Systems, Inc. (NON)	85,300	3,088,713
McAfee, Inc. (NON)	221,756	5,424,152
Red Hat, Inc. (NON)	76,800	1,618,944
Websense, Inc. (NON)	255,600	5,523,516
		24,718,977

Technology Services (1.9%)
Fair Isaac Corp. (S)	151,300	5,533,041
Global Payments, Inc.	54,342	2,391,591
		7,924,632

Textiles (2.4%)
Coach, Inc. (NON)	166,300	5,720,720
Gymboree Corp. (The) (NON) (S)	52,900	2,231,322
Phillips-Van Heusen Corp.	56,400	2,355,828
		10,307,870

Tobacco (2.0%)
UST, Inc. (S)	155,300	8,515,099

Transportation Services (1.8%)

C.H. Robinson Worldwide, Inc. (S)	130,500	5,817,690
Expeditors International of Washington, Inc.	38,800	1,729,704
		7,547,394
Total common stocks (cost $377,150,505)		$425,300,193

SHORT-TERM INVESTMENTS (13.5%)(a) (cost $57,473,834)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.53% and
due dates ranging from October 2, 2006 to
November 20, 2006 (d)	$57,614,453	$57,473,834

TOTAL INVESTMENTS

Total investments (cost $434,624,339)(b)		$482,774,027

NOTES

(a) Percentages indicated are based on net assets of $425,957,191

(b) The aggregate identified cost on a tax basis is $435,162,196, resulting in gross unrealized appreciation and depreciation of $66,807,612 and $19,195,781, respectively, or net unrealized appreciation of $47,611,831.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $55,364,369. The fund received cash collateral of $57,473,834 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $128,148 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $83,686,827 and $88,847,521, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
Omnicom Group, Inc.	54,497	$5,100,919

Aerospace and Defense (1.2%)
General Dynamics Corp.	169,800	12,169,566
L-3 Communications Holdings, Inc.	137,700	10,786,041
		22,955,607

Airlines (1.6%)
JetBlue Airways Corp. (NON) (S)	1,253,850	11,623,190
Southwest Airlines Co.	1,047,800	17,456,348
		29,079,538

Automotive (1.1%)
Harley-Davidson, Inc. (S)	323,000	20,268,250

Banking (2.4%)
Commerce Bancorp, Inc.	818,300	30,039,793
Wells Fargo & Co.	394,600	14,276,628
		44,316,421

Biotechnology (3.6%)
Amgen, Inc. (NON)	472,800	33,819,384
Biogen Idec, Inc. (NON)	256,600	11,464,888
Genentech, Inc. (NON)	252,800	20,906,560
		66,190,832

Building Materials (0.7%)
Sherwin-Williams Co. (The) (S)	226,300	12,623,014

Commercial and Consumer Services (0.9%)
Paychex, Inc.	437,100	16,107,135

Communications Equipment (6.6%)
Cisco Systems, Inc. (NON) (S)	2,942,100	67,668,300
Corning, Inc. (NON)	825,800	20,157,778
Qualcomm, Inc.	960,900	34,928,715
		122,754,793

Computers (6.6%)
Apple Computer, Inc. (NON) (SEG)	608,700	46,888,161
Dell, Inc. (NON)	1,768,300	40,387,972
EMC Corp. (NON)	2,039,500	24,433,210
Network Appliance, Inc. (NON)	295,500	10,936,455
		122,645,798

Conglomerates (1.1%)
Danaher Corp.	307,200	21,095,424

Consumer Finance (4.2%)
Capital One Financial Corp.	521,300	41,005,458
Countrywide Financial Corp.	1,056,600	37,023,264
		78,028,722

Consumer Goods (1.1%)
Colgate-Palmolive Co.	341,200	21,188,520

Electronics (0.9%)
Analog Devices, Inc.	178,691	5,251,728
Microchip Technology, Inc.	351,290	11,388,822
		16,640,550

Financial (4.1%)
American Express Co.	667,500	37,433,400
Chicago Mercantile Exchange Holdings, Inc. (The)	46,500	22,238,625
Moody's Corp. (S)	264,100	17,266,858
		76,938,883

Health Care Services (6.7%)
Cardinal Health, Inc.	287,800	18,919,972
Coventry Health Care, Inc. (NON)	182,900	9,423,008
Express Scripts, Inc. (NON)	183,400	13,844,866
Lincare Holdings, Inc. (NON)	48,900	1,693,896
UnitedHealth Group, Inc.	980,900	48,260,280
WellPoint, Inc. (NON)	418,000	32,206,900
		124,348,922

Homebuilding (0.8%)
NVR, Inc. (NON)	29,415	15,737,025

Insurance (2.0%)
American International Group, Inc.	363,100	24,059,006
Berkshire Hathaway, Inc. Class B (NON)	4,270	13,552,980
		37,611,986

Investment Banking/Brokerage (6.5%)
Bear Stearns Cos., Inc. (The)	230,100	32,237,010
BlackRock, Inc. (S)	41,500	6,183,500
Goldman Sachs Group, Inc. (The)	296,300	50,125,071
Morgan Stanley	221,968	16,183,687
T. Rowe Price Group, Inc.	340,100	16,273,785
		121,003,053

Lodging/Tourism (1.7%)
Las Vegas Sands Corp. (NON)	318,300	21,755,805
Royal Caribbean Cruises, Ltd.	243,400	9,446,354
		31,202,159

Machinery (2.9%)
Caterpillar, Inc.	607,900	39,999,820
Parker-Hannifin Corp.	190,100	14,776,473
		54,776,293

Manufacturing (1.1%)
Illinois Tool Works, Inc.	446,200	20,034,380

Medical Technology (4.1%)
Becton, Dickinson and Co.	230,700	16,303,569
Boston Scientific Corp. (NON)	1,031,600	15,257,364
Medtronic, Inc.	492,400	22,867,056
Nobel Biocare Holding AG (Switzerland)	38,884	9,545,749
St. Jude Medical, Inc. (NON)	341,200	12,040,948
		76,014,686

Oil & Gas (3.5%)
Apache Corp.	171,700	10,851,440
Devon Energy Corp.	172,000	10,861,800
EOG Resources, Inc.	244,100	15,878,705
Exxon Mobil Corp.	236,500	15,869,150
Marathon Oil Corp.	69,600	5,352,240
Valero Energy Corp.	139,500	7,180,065
		65,993,400

Pharmaceuticals (1.1%)
Barr Pharmaceuticals, Inc. (NON) (S)	183,200	9,515,408
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	323,900	11,041,751
		20,557,159

Power Producers (0.5%)
AES Corp. (The) (NON)	484,500	9,878,955

Publishing (1.2%)
McGraw-Hill Cos., Inc. (The)	387,900	22,509,837

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A (NON)	677,400	16,664,040

Restaurants (2.3%)
Starbucks Corp. (NON)	587,800	20,014,590
Yum! Brands, Inc.	434,800	22,631,340
		42,645,930

Retail (12.9%)
Abercrombie & Fitch Co. Class A	194,600	13,520,808
Bed Bath & Beyond, Inc. (NON) (S)	393,200	15,043,832

Best Buy Co., Inc. (S)	328,500	17,594,460
CVS Corp.	522,200	16,773,064
Home Depot, Inc. (The)	1,168,500	42,381,495
Kohl's Corp. (NON) (S)	342,400	22,228,608
Lowe's Cos., Inc. (S)	1,434,400	40,249,264
Ross Stores, Inc.	513,100	13,037,871
Staples, Inc.	1,626,600	39,575,178
Whole Foods Market, Inc.	322,000	19,136,460
		239,541,040

Semiconductor (1.6%)
Applied Materials, Inc. (S)	1,206,100	21,384,153
Lam Research Corp. (NON)	183,100	8,299,923
		29,684,076

Software (4.7%)
Adobe Systems, Inc. (NON)	590,100	22,099,245
Autodesk, Inc. (NON)	601,600	20,923,648
Oracle Corp. (NON)	2,456,700	43,581,858
		86,604,751

Technology (0.1%)
Dun & Bradstreet Corp. (The) (NON)	34,293	2,571,632

Technology Services (6.9%)
Accenture, Ltd. Class A (Bermuda)	324,700	10,296,237
Automatic Data Processing, Inc. (S)	443,400	20,990,556
eBay, Inc. (NON) (S)	1,270,700	36,037,052
Google, Inc. Class A (NON)	79,900	32,111,810
VeriSign, Inc. (NON)	461,700	9,326,340
Yahoo!, Inc. (NON) (S)	756,300	19,119,264
		127,881,259

Transportation Services (1.2%)
Expeditors International of Washington, Inc.	22,600	1,007,508
United Parcel Service, Inc. Class B (S)	299,546	21,549,339
		22,556,847

Total common stocks (cost $1,540,490,502)		$1,843,751,836

SHORT-TERM INVESTMENTS (3.7%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 5.27% to 5.53% and due dates ranging from October 2, 2006
to November 20, 2006 (d)	$60,192,824	$60,045,913
Putnam Prime Money Market Fund (e)	8,693,842	8,693,842

Total short-term investments (cost $68,739,755)		$68,739,755

TOTAL INVESTMENTS

Total investments (cost $1,609,230,257) (b)		$1,912,491,591

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	48	$16,144,800	Dec-06	$88,991
Nasdaq 100 Index E-Mini (Long)	108	3,609,900	Dec-06	21,834

Total				$110,825

NOTES

(a) Percentages indicated are based on net assets of $1,860,686,295.

(b) The aggregate identified cost on a tax basis is $1,688,342,798, resulting in gross unrealized appreciation and depreciation of $280,845,492 and $56,696,699, respectively, or net unrealized appreciation of $224,148,793.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2006, the value of securities loaned amounted to $58,012,661. Certain of these securities were sold prior to period end. The fund received cash collateral of $60,045,913 which is pooled with collateral of other Putnam funds into 39 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $220,336 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceed of sales of investments in Putnam Prime Money Market Fund aggregated $246,683,395 and $245,910,699, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2006.

At September 30, 2006, liquid assets totaling $19,754,700 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 5, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 5, 2006